                                                        [NATIONS FUNDS LOGO]
                                                Investments For A Lifetime (SM)

                                                                [GRAPHIC]

                                                                Municipal
                                                                     Bond
                                                                    Funds

                          ANNUAL REPORT FOR THE YEAR ENDED MARCH 31, 1997

    NOT                                  MAY LOSE VALUE
    FDIC-
    INSURED                              NO BANK GUARANTEE

NATIONS FUNDS DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUNDS INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUNDS INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

                               TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                  ----
SHAREHOLDER LETTER..............................................................................    1
PERFORMANCE AND COMMENTARY:
     Short-Term Municipal Income Fund...........................................................    6
     Intermediate Municipal Bond Fund...........................................................   10
     Municipal Income Fund......................................................................   14
     Florida Intermediate Municipal Bond Fund...................................................   18
     Florida Municipal Bond Fund................................................................   18
     Georgia Intermediate Municipal Bond Fund...................................................   24
     Georgia Municipal Bond Fund................................................................   24
     Maryland Intermediate Municipal Bond Fund..................................................   30
     Maryland Municipal Bond Fund...............................................................   30
     North Carolina Intermediate Municipal Bond Fund............................................   36
     North Carolina Municipal Bond Fund.........................................................   36
     South Carolina Intermediate Municipal Bond Fund............................................   42
     South Carolina Municipal Bond Fund.........................................................   42
     Tennessee Intermediate Municipal Bond Fund.................................................   48
     Tennessee Municipal Bond Fund..............................................................   48
     Texas Intermediate Municipal Bond Fund.....................................................   54
     Texas Municipal Bond Fund..................................................................   54
     Virginia Intermediate Municipal Bond Fund..................................................   60
     Virginia Municipal Bond Fund...............................................................   60
FINANCIAL STATEMENTS:
  SCHEDULE OF INVESTMENTS:
     Short-Term Municipal Income Fund...........................................................   66
     Intermediate Municipal Bond Fund...........................................................   69
     Municipal Income Fund......................................................................   73
     Florida Intermediate Municipal Bond Fund...................................................   78
     Florida Municipal Bond Fund................................................................   81
     Georgia Intermediate Municipal Bond Fund...................................................   84
     Georgia Municipal Bond Fund................................................................   87
     Maryland Intermediate Municipal Bond Fund..................................................   89
     Maryland Municipal Bond Fund...............................................................   92
     North Carolina Intermediate Municipal Bond Fund............................................   95
     North Carolina Municipal Bond Fund.........................................................   97
     South Carolina Intermediate Municipal Bond Fund............................................   99
     South Carolina Municipal Bond Fund.........................................................  102
     Tennessee Intermediate Municipal Bond Fund.................................................  104
     Tennessee Municipal Bond Fund..............................................................  106
     Texas Intermediate Municipal Bond Fund.....................................................  108
     Texas Municipal Bond Fund..................................................................  110
     Virginia Intermediate Municipal Bond Fund..................................................  112
     Virginia Municipal Bond Fund...............................................................  117
  STATEMENTS OF ASSETS AND LIABILITIES..........................................................  120
  STATEMENTS OF OPERATIONS......................................................................  128
  STATEMENTS OF CHANGES IN NET ASSETS...........................................................  132
  SCHEDULE OF CAPITAL STOCK ACTIVITY............................................................  140

                                                                                                  PAGE
                                                                                                  ----
FINANCIAL HIGHLIGHTS:
     Short-Term Municipal Income Fund...........................................................  148
     Intermediate Municipal Bond Fund...........................................................  148
     Municipal Income Fund......................................................................  150
     Florida Intermediate Municipal Bond Fund...................................................  150
     Florida Municipal Bond Fund................................................................  152
     Georgia Intermediate Municipal Bond Fund...................................................  152
     Georgia Municipal Bond Fund................................................................  154
     Maryland Intermediate Municipal Bond Fund..................................................  154
     Maryland Municipal Bond Fund...............................................................  156
     North Carolina Intermediate Municipal Bond Fund............................................  156
     North Carolina Municipal Bond Fund.........................................................  158
     South Carolina Intermediate Municipal Bond Fund............................................  158
     South Carolina Municipal Bond Fund.........................................................  160
     Tennessee Intermediate Municipal Bond Fund.................................................  160
     Tennessee Municipal Bond Fund..............................................................  162
     Texas Intermediate Municipal Bond Fund.....................................................  162
     Texas Municipal Bond Fund..................................................................  164
     Virginia Intermediate Municipal Bond Fund..................................................  164
     Virginia Municipal Bond Fund...............................................................  166
  NOTES TO FINANCIAL STATEMENTS.................................................................  168
  REPORT OF INDEPENDENT ACCOUNTANTS.............................................................  177
  TAX INFORMATION (UNAUDITED)...................................................................  178

NATIONS FUNDS

DEAR SHAREHOLDER:

We are pleased to present the Nations Funds annual report for the fiscal year ended March 31, 1997. Overall, domestic equity markets rewarded investors with strong returns. In fact, during this period the U.S stock market reached record levels. More recently, the markets have experienced increasing volatility as concerns have surfaced about strong economic growth leading to inflation. When markets experience fluctuations like this, it is often unsettling. Investors should be cautioned, however, not to confuse short-term volatility with long-term trends.

The last two years marked a period that most investors (particularly equity investors) will look back upon with great satisfaction. Domestic equity returns averaged better than 18% during 1996; and for the last two years, have exceeded 50%(1). Several factors contributed to 1996's favorable market results: 1) The continued strength in the U.S. economy; 2) No real evidence of inflationary pressures; 3) U.S. corporations experiencing continued profit growth; and 4) Record cash inflow into equity mutual funds. Investors should note that returns on stocks have been exceptional and well above the historical average of 10.7%.(2)

Looking out into 1997, the investment environment continues to read as if it were being scripted to enhance financial assets -- moderate but persistent economic growth, low inflation and strong earnings. Although the duration of this economic expansion is six years and counting, there does not appear to be anything on the horizon that would move the economy off its current track.

Importantly, after a long period of outperformance by stocks, investors should pay particular attention to their current allocation relative to their objectives and risk tolerance. We are expecting that future advances in the markets will be accompanied by increased volatility and periodic corrections as the market adjusts to factors such as recent changes in monetary policy. While we believe that markets will reach significant new highs before the end of the millennium, markets do not go straight up and there will be periods of decline along the way.

Thank you for your continued confidence in the Nations Funds family of funds.

Sincerely,
/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board
                                        /s/ Mark H. Williamson
                                          Mark H. Williamson
                                          President, NationsBanc Advisors, Inc.
March 31, 1997
(1) AS MEASURED BY THE S&P 500 INDEX.
(2) IBBOTSON ASSOCIATES, STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK

THE NATIONS FUNDS ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives or market conditions change. The Nations Funds family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.

Potential Return

                                                        LONGER TERM
MONEY           SHORTER          INTERMEDIATE           DOMESTIC                                EQUITY
MARKET          MATURITY         MATURITY               AND GLOBAL              BALANCED        INCOME
FUNDS           BOND FUNDS       BOND FUNDS             BOND FUNDS              FUNDS           FUNDS

-Nations        -Nations Short-  -Nations               -Nations Global         -Nations        -Nations
 Prime Fund      Intermediate     Strategic Fixed        Government              Balanced        Equity Income
                 Government       Income Fund            Income Fund             Assets Fund     Fund
-Nations         Fund
 Government                      -Nations               -Nations
 Money Market   -Nations          Intermediate           Diversified
 Fund            Short-Term       Municipal              Income Fund
                 Income Fund      Bond Fund
-Nations                                                -Nations
 Treasury Fund  -Nations Short-  -Nations                Government
                 Term Municipal   State-Specific         Securities Fund
-Nations Tax     Income Fund      Intermediate
 Exempt Fund                      Municipal             -Nations
                                  Bond Funds             Municipal
                                                         Income Fund

                                                        -Nations State-
                                                         Specific Long-
                                                         Term Municipal
                                                         Bond Funds             ------GROWTH & INCOME-------->

------------------------CURRENT INCOME----------------------------------------------->

<-------STABILITY---------                                      Risk (Variability)->

        For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.

        The Nations Funds family also includes Nations Equity Index Fund, which seeks to match the performance of the S&P 500 before fees and expenses.

GROWTH          LARGE           SMALLER                         REGION-SPECIFIC
AND INCOME      CAPITALIZATION  CAPITALIZATION  INTERNATIONAL   INTERNATIONAL
FUNDS           GROWTH FUNDS    GROWTH FUNDS    EQUITY FUNDS    FUNDS

-Nations        -Nations        -Nations        -Nations        -Nations
 Value Fund      Disciplined     Emerging        International   Emerging
                 Equity Fund     Growth Fund     Equity Fund     Markets Fund

                -Nations                                        -Nations
                 Capital                                         Pacific Growth
                 Growth Fund                                     Fund

                                -------------AGGRESSIVE GROWTH---------------->
---------GROWTH-------------->

SPECIALTY FUNDS
MANAGED INDEX FUNDS
 Nations Managed SmallCap Index Fund
 Nations Managed Index Fund

TIME AND DIVERSIFICATION
CAN SMOOTH OUT
MARKET VOLATILITY

During the past two years, many investors have enjoyed some of the most rewarding stock market gains in history. So if you're relatively new to the financial markets, the market fluctuations over recent months may be an unsettling experience.

We can't say with certainty when this period of market volatility may end. But we can say that it's an entirely normal occurrence. In fact, the history of the market shows both periods of growth and periods of downturns. The good news is that downturns are often short-lived, and have historically been followed by renewed growth.

So instead of focusing on the market's daily ups and downs, keep focused on your long-term goals. By staying invested, you won't miss out on the potential for later gains from a market rebound. You may also want to take advantage of these helpful strategies:

- PUT DIVERSIFICATION ON YOUR SIDE. You may lessen the effect of market fluctuations when you maintain a diversified portfolio of stocks, bonds, and cash investments such as money market funds. In addition, mutual funds make it easy to diversify within each asset class. For example, you can add an international fund if your portfolio is largely domestic equities. Or you can spread your fixed-income component across multiple bond funds that emphasize different maturities and credit qualities.

- REBALANCE YOUR ASSETS. Your original investment allocation among stocks, bonds and money market funds may have shifted over time -- for example, with recent gains, you may have a larger percentage of your investments in stocks than you expect. If needed, you should rebalance your allocations in line with your long-term strategy.

- CONSIDER DOWNTURNS A BUYING OPPORTUNITY. By investing regular amounts in a Nations Funds account on a set interval, regardless of the market's direction, you wind up purchasing more shares when the price is low and fewer when the price is high. This strategy, called dollar-cost averaging, may help lessen the impact of market swings by averaging the cost of your shares over time. And, with a systematic investment plan (SIP), you can have a set amount automatically withdrawn from your bank checking or savings account and invested directly into your Nations Funds account on a monthly or quarterly basis.

Please note that dollar-cost averaging does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities, regardless of fluctuating price levels, you should carefully consider your financial ability to continue your purchases through periods of fluctuating price levels.

So remember, if you have a sound long-term investment program, and your short-term needs are being met, your original decisions should still serve you well. Simply by staying patient, you may increase your likelihood of reaching your investment goals. For more information, please call Nations Funds at 1-800-321-7854.

The following are general municipal bond market comments from Michele Poirier, Mathew Kiselak and John Kohl, portfolio managers for Nations Funds Municipal Bond Portfolios.

DEAR SHAREHOLDER:

Over the last twelve months, the municipal bond market enjoyed relative outperformance as the level of general interest rates increased. The yield on the ten-year U.S. Treasury bond rose from 6.30% to 6.90%. Over this same time period, ten-year municipal bond yields were unchanged on a year-over-year basis. Against this interest rate backdrop, the municipal bond market, as measured by the Lehman 10-year Municipal Bond Index, produced a total return of 5.21%, outperforming the Lehman 10-year U.S. Treasury Index return of 2.12%.

The strong relative performance by municipal bonds during this period of time is largely due to a level of new issue supply that was well matched by strong demand from property and casualty insurance companies and individuals. In addition, the fear among investors associated with the implications of a "flat tax" or the effects of "tax reform" ended with the 1996 Presidential primaries. The municipal bond market also continued to experience strong fundamentals, as credit quality improved for most state and local government entities.

Going forward, supply and demand dynamics appear to be positive for the market. New issue supply is likely to increase over the next twelve months as state and local governments increase spending on infrastructure. Demand for municipal bonds should support the increasing supply levels. Property and casualty insurance companies will continue to be buyers, as their positive financial positions seek the tax-advantaged benefits of municipal bonds. Support should also continue from individuals overweighted in equities, as they seek to rebalance their personal holdings. Any substantial selloff in the equity markets should further increase the demand for municipal bonds.

While the municipal bond market has enjoyed a period of strong relative performance and improving credit quality, participants should remain watchful of several growing risks. These risks include structural changes in the U.S. welfare system and the changing competitive environment for utilities and hospitals. These risks, while complex, are likely to be resolved over an extended period of time.

                    NATIONS SHORT-TERM MUNICIPAL INCOME FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Mathew M. Kiselak is Senior Portfolio Manager of Nations Short-Term Municipal Income Fund and Product Manager Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Short-Term Municipal Income Fund Investor A Shares provided shareholders with a total return of 3.96%. The Fund outperformed its peer group, the Lipper Short Municipal Debt Funds Average, which produced a total return of 3.76%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kiselak shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

     Our investment philosophy strives to achieve total return to the extent consistent with the Fund's investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Fund. We use a combination of strategies among which are duration management (managing the Fund's sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Fund's vulnerability to significant difficulties in any single credit or market sector.

     Nations Short-Term Municipal Income Fund focuses on investment grade municipal bonds exempt from federal income taxes. The portfolio is managed to maintain an average maturity of between one and three years.

     The Fund balances investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues
(BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Fund's net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUND'S PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Fund appropriately in a changing interest rate environment and the Fund's return reflects this positioning. Owing to our belief that interest rates would increase, the Fund was slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when duration was shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and the custodian. Such fee waivers have the effect of increasing total return.

WHAT ARE THE FUND'S CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Short-Term Municipal Income Fund was 2.03 years, while the duration of the Fund was 1.79 years. The Fund held 57 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 10.55% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

---------------------------------------------
   PORTFOLIO BREAKDOWN AS A % OF TOTAL
      INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Power/Utilities Revenue                    5.1%
Pre-Refunded                               7.5%
Transportation                             8.8%
Education                                  5.6%
Pollution Control Revenue/Industrial
  Development Revenue                      2.8%
Housing Revenue                            2.2%
Water Revenue                              5.6%
Hospital                                   4.1%
Other                                      3.7%
Cash and Cash Equivalents                  4.0%
General Obligation                        32.7%
Insured                                   17.9%

                                           -------------------------------------
                                               TOP TEN PORTFOLIO HOLDINGS AS A
                                                % OF NET ASSETS AS OF 3/31/97


                                                                          1. Detroit, Michigan, GO, Refunding, 5.800%
                                                                             05/01/97                                       3.7%

                                                                          2. Washington State Public Power Supply System,
                                                                             Pre-refunded, Series A, (Nuclear Project No.
                                                                             1), 7.500% 07/01/15                            3.4
                                                                          3. Memphis, Tennessee, Capital Outlay Notes, GO,
                                                                             5.000% 07/01/98                                3.1
                                                                          4. Houston, Texas, Water and Sewer System
                                                                             Revenue Refunding, Prior Lien, Series B,
                                                                             5.250% 12/01/99                                3.1
                                                                          5. McMinn County, Tennessee, Industrial
                                                                             Development Board, PCR, Refunding, (Bowater
                                                                             Inc. Project), 6.850% 04/01/01                 2.8
                                                                          6. North Slope Borough, Alaska, GO, Series B,
                                                                             (CGIC Insured), 6.100% 06/30/99                2.5
                                                                          7. Arizona State Transportation Board, Highway
                                                                             Revenue, Sub-Series A, 5.900% 07/01/99         2.5
                                                                          8. Commonwealth of Puerto Rico, Refunding, GO,
                                                                             5.500% 07/01/00                                2.5
                                                                          9. Washoe County, Nevada, Airport Authority,
                                                                             Airport System Improvement Revenue, Series A,
                                                                             AMT, 5.100% 07/01/99                           2.5
                                                                         10. Arizona State Transportation Board, Excise
                                                                             Tax Revenue, (Maricopa County Regional Area
                                                                             Road Fund), 7.200% 07/01/97                    2.5

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         3.96%
Since Inception (11/02/93)
  through 03/31/97          4.00%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Short-Term Municipal Income Fund on November 2, 1993 (inception date).The Lehman 3-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 2 to 3 years. Funds included in the Lipper Short Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted maturities of less than 3 years.

                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 LIPPER SHORT MUNICIPAL    LEHMAN 3-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Nov. 2, 1993                                               10000                      10000                      10000

Nov. 30, 1993                                              10082                      10092                      10106
                                                            9992                       9957                      10010
                                                           10066                      10066                      10068
                                                           10143                      10160                      10153

Nov. 30, 1994                                              10116                      10161                      10133
                                                           10360                      10445                      10423
                                                           10543                      10667                      10640
                                                           10683                      10895                      10771

Nov. 30, 1995                                              10844                      11062                      10949

Mar. 31, 1996                                              10907                      11124                      10997
                                                           10980                      11213                      11068
                                                           11108                      11361                      11219
                                                           11257                      11553                      11383

Mar. 31, 1997                                              11313                      11599                      11432

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
-----------------------------------------------
Year Ended 03/31/97                       3.29%*
Year Ended 03/31/97                       3.79%
Since Inception (05/19/94) through
  03/31/97                                4.52%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
-----------------------------------------------
Year Ended 03/31/97                       3.78%
Since Inception (10/12/93) through
  03/31/97                                3.75%

PRIMARY A SHARES
-----------------------------------------------
Year Ended 03/31/97                       4.15%
Since Inception (10/07/93) through
  03/31/97                                4.10%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Short-Term Municipal Income Fund from the date each class of shares was first offered. The Lehman 3-Year Municipal Bond Index, is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 2 to 3 years.

Each chart assumes the reinvestment of all distributions.

[LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN 3-YEAR
                              MUNICIPAL BOND INDEX

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            3-YEAR          WITH
  MEASUREMENT PERIOD       MUNICIPAL    DISTRIBUTIONS
     (QUARTERLY)          BOND INDEX     REINVESTED
MAY 19, 1994                 10000          10000
                             10003          10017
                             10097          10101

NOV. 30, 1994                10097          10082
                             10380          10373
                             10601          10588
                             10827          10717

NOV. 30, 1995                10993          10892

MAR. 31, 1996                11055          10936
                             11144          11003
                             11291          11149
                             11481          11308

MAR. 31, 1997                11527          11350

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            3-YEAR           WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
    (QUARTERLY)           BOND INDEX     REINVESTED
OCT. 12, 1993                10000          10000

NOV. 30, 1993                10113          10095
                              9978           9995
                             10087          10049
                             10181          10130

NOV. 30, 1994                10182          10106
                             10468          10391
                             10690          10603
                             10918          10730

NOV. 30, 1995                11085          10903

MAR. 31, 1996                11147          10947
                             11237          11014
                             11385          11160
                             11577          11319

MAR. 31, 1997                11624          11361

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                 LEHMAN      GROWTH OF
                                 3-YEAR      INVESTMENT
                                MUNICIPAL       WITH
MEASUREMENT PERIOD                BOND      DISTRIBUTIONS
  (QUARTERLY)                     INDEX       REINVESTED
OCT. 7, 1993                       10000       10000

NOV. 30, 1993                      10113       10107
                                   9978        10014
                                   10087       10078
                                   10181       10168

NOV. 30, 1994                      10182       10153
                                   10468       10448
                                   10690       10671
                                   10918       10808

NOV. 30, 1995                      11085       10991

MAR. 31, 1996                      11147       11045
                                   11237       11122
                                   11385       11280
                                   11577       11451
MAR. 31, 1997                      11624       11503

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                    NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     John C. Kohl is Senior Portfolio Manager of Nations Intermediate Municipal Bond Fund and Managing Director, Fixed Income for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.42%, outperforming the Lipper Intermediate Municipal Debt Funds Average return of 4.24%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kohl shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

     Our investment philosophy strives to achieve total return to the extent consistent with the Fund's investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Fund. We use a combination of strategies among which are duration management (managing the Fund's sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Fund's vulnerability to significant difficulties in any single credit or market sector.

     Nations Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     The Fund balances investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues
(BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Fund's net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUND'S PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Fund appropriately in a changing interest rate environment and the Fund's return reflects this positioning. Owing to our belief that interest rates would increase, the Fund was slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when duration was shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser and the administrator. Such fee waivers have the effect of increasing total return.

WHAT ARE THE FUND'S CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Intermediate Municipal Bond Fund was 7.82 years, while the duration of the Fund was 4.98 years. The Fund held 69 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 13.33% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

  ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

---------------------------------------------
   PORTFOLIO BREAKDOWN AS A % OF TOTAL
      INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Housing Revenue                            6.0%
Pollution Control Revenue/Industrial
  Development Revenue                      8.6%
Education                                  3.6%
Hospital                                   7.1%
Insured                                   34.1%
Pre-Refunded                               0.9%
General Obligations                       21.1%
Power/Utilities Revenue                    5.8%
Other                                     12.8%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                % OF NET ASSETS AS OF 3/31/97

                                                                          1. Maryland State, State and Local Facilities
                                                                             Loan, GO, Second Series, 5.000% 10/15/04       3.3%
                                                                          2. Alaska State, Student Loan Corporation,
                                                                             Student Loan Revenue, Series A, AMT, (AMBAC
                                                                             Insured), 5.250% 07/01/03                      2.9
                                                                          3. Duval County, Florida, Housing Finance
                                                                             Authority Refunding, (Greentree Place
                                                                             Project), 6.750% 04/01/25                      2.5
                                                                          4. Chicago, Illinois, Gas Supply Revenue, 6.875%
                                                                             03/01/15                                       2.4
                                                                          5. Philadelphia, Pennsylvania, Industrial
                                                                             Development Authority, Industrial Development
                                                                             Revenue Refunding, (Ashland Oil Inc.
                                                                             Project), 5.700% 06/01/05                      2.3
                                                                          6. Detroit, Michigan, Convention Facilities
                                                                             Revenue Refunding, (Cobo Hall Expansion
                                                                             Project), (FSA Insured), 5.100% 09/30/04       2.2
                                                                          7. Washington County, Maryland, Suburban
                                                                             Sanitation District Authority, Water Supply
                                                                             Revenue, GO, 4.900% 12/01/05                   2.2
                                                                          8. Harris County, Texas, Health Facilities
                                                                             Development Authority, Hospital Revenue
                                                                             Refunding, (Texas Childrens Hospital
                                                                             Project), (MBIA Insured), 6.000% 10/01/05      2.2
                                                                          9. Maine State, Municipal Board Refunding,
                                                                             Series A, 4.900% 11/01/02                      2.1
                                                                         10. Hawaii State, GO, Series CN, (FGIC Insured),
                                                                             6.250% 03/01/04                                1.9

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.42%
Since Inception (08/17/93)
  through 03/31/97          4.36%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Intermediate Municipal Bond Fund on August 17, 1993 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted maturities of 5 to 10 years.

                                                    Lipper Intermediate                                   Growth of Investment
Measurement Period                                  Municipal Debt Funds     Lehman 7-Year Municipal       with Distributions
 (Quarter)                                               Average                   Bond Index                 Reinvested
Aug. 17, 1993                                              10000                      10000                      10000
                                                           10113                      10109                      10188

Nov. 30, 1993                                              10237                      10231                      10314
                                                            9834                       9845                       9892
                                                            9929                       9949                       9943
                                                            9993                      10044                       9982

Nov. 30, 1994                                               9878                       9947                       9821
                                                           10390                      10470                      10406
                                                           10616                      10767                      10658
                                                           10879                      11075                      10925

Nov. 30, 1995                                              11180                      11355                      11250
Mar. 31, 1996                                              11115                      11314                      11178
                                                           11164                      11363                      11237
                                                           11364                      11567                      11447
                                                           11610                      11850                      11681

Mar. 31, 1997                                              11602                      11836                      11672

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.61%*
Year Ended 03/31/97                      4.11%
Since Inception (11/03/94) through
  03/31/97                               7.39%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.12%
Since Inception (12/02/93) through
  03/31/97                               3.96%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.63%
Since Inception (07/30/93) through
  03/31/97                               4.83%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                           GROWTH OF
                             LEHMAN       INVESTMENT
                             7-YEAR           WITH
  MEASUREMENT PERIOD        MUNICIPAL    DISTRIBUTIONS
      (QUARTERLY)          BOND INDEX     REINVESTED
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10004          10063
                             10529          10655
                             10828          10903
                             11138          11162

NOV. 30, 1995                11419          11485

MAR. 31, 1996                11378          11403
                             11428          11455
                             11633          11660
                             11917          11890

MAR. 31, 1997                11904          11872

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN      INVESTMENT
                             7-YEAR         WITH
  MEASUREMENT PERIOD        MUNICIPAL   DISTRIBUTIONS
      (QUARTERLY)          BOND INDEX     REINVESTED
DEC. 2, 1993                 10000          10000

NOV. 30, 1993                10184          10150
                              9799           9730
                              9903           9776
                              9998           9806

NOV. 30, 1994                 9901           9641
                             10421          10207
                             10717          10447
                             11024          10700

NOV. 30, 1995                11302          11010

MAR. 31, 1996                11262          10930
                             11311          10981
                             11513          11177
                             11795          11398

MAR. 31, 1997                11782          11380

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
      (QUARTERLY)          BOND INDEX     REINVESTED
JULY 30, 1993                10000          10000
                             10289          10304

NOV. 30, 1993                10413          10435
                             10020          10015
                             10125          10076
                             10223          10119

NOV. 30, 1994                10124           9961
                             10656          10559
                             10958          10821
                             11272          11097

NOV. 30, 1995                11556          11432

MAR. 31, 1996                11515          11364
                             11565          11430
                             11772          11649
                             12060          11894

MAR. 31, 1997                12047          11890

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                         NATIONS MUNICIPAL INCOME FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Michele M. Poirier is Senior Portfolio Manager of Nations Municipal Income Fund and Director, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Fund.

INVESTMENT OBJECTIVE

     The Fund seeks high current income exempt from federal income tax consistent with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

     For the one-year period ended March 31, 1997, Nations Municipal Income Fund Investor A Shares provided a total return of 5.82%, significantly outperforming the Lipper General Municipal Debt Funds Average return of 4.81%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Poirier shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

     Our investment philosophy strives to achieve total return to the extent consistent with the Fund's investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Fund. We use a combination of strategies among which are duration management (managing the Fund's sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Fund's vulnerability to significant difficulties in any single credit or market sector.

     Nations Municipal Income Fund focuses on investment grade municipal bonds exempt from federal income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Fund balances investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues
(BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Fund's net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUND'S PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Fund appropriately in a changing interest rate environment and the Fund's return reflects this positioning. Owing to our belief that interest rates would increase, the Fund was slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when duration was shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

---------------

    * The performance shown includes the effect of fee waivers by the investment adviser and the administrator. Such fee waivers have the effect of increasing total return.

WHAT ARE THE FUND'S CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Municipal Income Fund was 18.18 years, while the duration of the Fund was 7.52 years. The Fund held 62 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 16.63% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Municipal Income Fund

----------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Pollution Control Revenue/Industrial
  Development Revenue                     35.9%
Housing Revenue                            8.1%
Power/Utilities Revenue                    3.0%
Other                                      9.1%
General Obligation                         7.2%
Insured                                   27.2%
Hospital                                   9.5%



                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Alliance Airport Authority Inc., Texas,
                                                                             Special Facilities
                                                                             Revenue, (American Airlines Inc. Project),
                                                                             AMT,
                                                                             7.000% 12/01/11                                4.0%
                                                                          2. Butler County, Alabama, Industrial
                                                                             Development Board, Solid Waste Disposal
                                                                             Revenue, (James River Corporation Project),
                                                                             8.000% 09/01/28                                3.0
                                                                          3. White County, Georgia, Industrial Development
                                                                             Authority Revenue Refunding, (Clark-Schwebel
                                                                             Fiber Glass Company Project), 6.850% 06/01/10  2.9
                                                                          4. Savannah, Georgia, Hospital Authority,
                                                                             Revenue Refunding and Improvement, (Candler
                                                                             Hospital Project), 7.000% 01/01/23             2.8
                                                                          5. Washington State, Public Power Supply System,
                                                                             Revenue Refunding, Series B, (Systems Nuclear
                                                                             Project No. 3), (FSA Insured), 5.400%
                                                                             07/01/05                                       2.8
                                                                          6. New Jersey State, Transportation Trust Fund
                                                                             Authority, (Transportation Systems Project),
                                                                             Series B, (MBIA Insured), 5.000% 06/15/04      2.8
                                                                          7. Union County, Georgia, Housing Authority,
                                                                             Multi-family Housing Revenue Refunding,
                                                                             (Hidden Lake Apartments), Series A, (FHA/FNMA
                                                                             Insured), 7.125% 12/01/25                      2.6
                                                                          8. Anchorage, Alaska, Electric Utilities Revenue
                                                                             Refunding, Senior Lien, (MBIA Insured),
                                                                             Series B, 5.500% 02/01/26                      2.6
                                                                          9. Franklin, Indiana, Economic Development
                                                                             Revenue Refunding, (Hoover Universal Inc.
                                                                             Project Guaranteed), 6.100% 12/01/04           2.4
                                                                         10. Maury County, Tennessee, Industrial
                                                                             Development Board, PCR, Multi-Modal,
                                                                             Refunding, (Saturn Corporation Project),
                                                                             General Motors Guaranty Agreement, 6.500%
                                                                             09/01/24                                       2.4

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.82%
Five Years Ended 03/31/97   7.13%
Since Inception (02/01/91)
  through 03/31/97          7.48%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Municipal Income Fund on February 1, 1991 (inception date). The Lehman Municipal Bond Index is a broad based, unmanaged, total return index composed of 8,000 investment grade, long-term maturity bonds. Funds included in the Lipper General Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                              LIPPER GENERAL MUNICIPAL    LEHMAN MUNICIPAL BOND          WITH DISTRIBUTIONS
  (QUARTERLY)                                      DEBT FUNDS AVERAGE             INDEX                      REINVESTED
Feb. 1, 1991                                              10000                      10000                      10000
                                                          10079                      10090                      10081
                                                          10289                      10306                      10229
                                                          10707                      10707                      10657

Nov. 30, 1991                                             11073                      11065                      11084
                                                          11090                      11099                      11050
                                                          11557                      11519                      11497
                                                          11822                      11826                      11760

Nov. 30, 1992                                             12054                      12041                      11995
                                                          12523                      12488                      12479
                                                          12950                      12897                      12974
                                                          13397                      13333                      13475

Nov. 30, 1993                                             13554                      13520                      13596
                                                          12775                      12778                      12692
                                                          12852                      12918                      12798
                                                          12905                      13007                      12806

Nov. 30, 1994                                             12702                      12821                      12560
                                                          13594                      13727                      13559
                                                          13867                      14058                      13901
                                                          14194                      14462                      14311

Nov. 30, 1995                                             14864                      15059                      14981

Mar. 31, 1996                                             14598                      14878                      14739
                                                          14681                      14992                      14877
                                                          15025                      15335                      15272
                                                          15394                      15726                      15655

Mar. 31, 1997                                             15336                      15688                      15596

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
-----------------------------------------------
Year Ended 03/31/97                       5.00%*
Year Ended 03/31/97                       5.50%
Since Inception (06/17/92) through
  03/31/97                                6.22%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

INVESTOR N SHARES
-----------------------------------------------
Year Ended 03/31/97                       5.24%
Since Inception (06/07/93) through
  03/31/97                                4.77%

PRIMARY A SHARES
-----------------------------------------------
Year Ended 03/31/97                       6.03%
Five Years Ended 03/31/97                 7.32%
Since Inception (02/01/91) through
  03/31/97                                7.63%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Municipal Income Fund from the date each class of shares was first offered. The Lehman Municipal Bond Index is a broad based, unmanaged, total return index composed of 8,000 investment grade, long-term maturity bonds.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                          LEHMAN MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                                         INVESTMENT
                            LEHMAN          WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
     (QUARTERLY)           BOND INDEX     REINVESTED
JUNE 17, 1992                10000          10000
                             10266          10292

NOV. 30, 1992                10453          10482
                             10841          10889
                             11196          11305
                             11575          11723

NOV. 30, 1993                11737          11809
                             11093          11009
                             11215          11085
                             11292          11076

NOV. 30, 1994                11130          10849
                             11917          11696
                             12204          11974
                             12555          12311

NOV. 30, 1995                13073          12869

MAR. 31, 1996                12916          12651
                             13015          12761
                             13313          13089
                             13652          13408

MAR. 31, 1997                13619          13347

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                                          INVESTMENT
                             LEHMAN          WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
      (QUARTERLY)          BOND INDEX     REINVESTED
JUNE 7, 1993                 10000          10000
                             10511          10522

NOV. 30, 1993                10658          10600
                             10073           9881
                             10184           9949
                             10254           9941

NOV. 30, 1994                10108           9737
                             10822          10498
                             11083          10747
                             11401          11050

NOV. 30, 1995                11872          11551

MAR. 31, 1996                11729          11348
                             11819          11440
                             12090          11727
                             12398          12005

MAR. 31, 1997                12368          11943

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                           GROWTH OF
                                          INVESTMENT
                            LEHMAN           WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
      (QUARTERLY)          BOND INDEX     REINVESTED
FEB. 1, 1991                 10000          10000
                             10090          10081
                             10306          10229
                             10707          10657

NOV. 30, 1991                11065          11084
                             11099          11050
                             11519          11500
                             11826          11766

NOV. 30, 1992                12041          12006
                             12488          12484
                             12897          12996
                             13333          13503

NOV. 30, 1993                13520          13629
                             12778          12729
                             12918          12481
                             13007          12855

NOV. 30, 1994                12821          12615
                             13727          13625
                             14058          13975
                             14462          14395

NOV. 30, 1995                15059          15075

MAR. 31, 1996                14878          14839
                             14992          14986
                             15335          15391
                             15726          15785
MAR. 31, 1997                15688          15733

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS FLORIDA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Michele M. Poirier is Senior Portfolio Manager of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund and Director, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Florida Intermediate Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Florida Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Florida Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.01%, outperforming the Lipper Florida Intermediate Municipal Debt Funds Average of 3.72%.

NATIONS FLORIDA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Florida Municipal Bond Fund Investor A Shares provided a total return of 5.09%, outperforming the Lipper Florida Municipal Debt Funds Average of 4.75%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Poirier shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Florida Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income and Florida state intangibles taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Florida Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income and Florida state intangibles taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN FLORIDA?

     As one of the fastest growing states in the nation in terms of population, Florida continues to achieve positive financial results through prudent financial management and continued economic expansion. This has led to a "Aa2" rating from Moody's Investors Service, Inc., a "AA" rating from Standard & Poor's Corporation and a "AA" rating from Fitch Investors Service, Inc. Florida's proactive attitude towards welfare reform has positioned the state to meet the challenges created by declining federal support. Florida's Work and Gain Economic Self Sufficiency (WAGES) program has been approved by the federal government and contains many of the same mandates contained in the federal program. Population growth, one of Florida's strengths, also poses one of Florida's greatest challenges for the future as the state contends with expanding its debt issuance in order to meet the ever increasing infrastructure needs of its residents.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Florida Intermediate Municipal Bond Fund was 9.26 years, while the duration of the Fund was 5.53 years. The Fund held 48 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 6.92% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Florida Municipal Bond Fund was 19.32 years, while the duration of the Fund was 7.52 years. The Fund held 39 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 16.20% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Insured                                         47.1%
General Obligation                               7.2%
Hospital                                        10.2%
Education                                        2.9%
Pollution Control Revenue/Industrial
  Development Revenue                            4.6%
Housing Revenue                                 13.1%
Transportation                                   3.2%
Power/Utilities Revenue                          3.7%
Pre-Refunded                                     3.6%
Other                                            4.4%

                                           -------------------------------------
                                               TOP TEN PORTFOLIO HOLDINGS AS A
                                                % OF NET ASSETS AS OF 3/31/97

                                                                         1. Orange County, Florida, Health Facilities
                                                                             Authority Revenue Refunding, (Orlando
                                                                             Regional Medical Center Hospital), (MBIA
                                                                             Insured), 4.400% 10/01/02                      5.1%
                                                                          2. Hillsborough County, Florida, Environmentally
                                                                             Sensitive Lands, 6.250% 07/01/06               4.9
                                                                          3. Orlando and Orange County, Florida,
                                                                             Expressway Authority Revenue Refunding,
                                                                             6.500% 07/01/10                                3.8
                                                                          4. Florida State Housing Finance Agency,
                                                                             Refunding, Multi-family Housing, (Altamonte
                                                                             Project), Series C, 7.000% 12/01/24            3.7
                                                                          5. Hillsborough County, Florida, Utility
                                                                             Refunding Revenue, Capital Appreciation,
                                                                             Series A, (MBIA-IBC Insured), Zero coupon
                                                                             08/01/99                                       3.1
                                                                          6. Dade County, Florida, School District Revenue
                                                                             Refunding, (AMBAC Insured), 5.000% 07/15/01    2.9
                                                                          7. Florida State Board of Education, GO, Capital
                                                                             Outlay, Public Education, Series A,
                                                                             Unrefunded Balance, 7.250% 06/01/23            2.8
                                                                          8. Puerto Rico Industrial, Medical and
                                                                             Environmental Agency, Pollution Control
                                                                             Facilities, Finance Authority Revenue, Higher
                                                                             Education, (Catholic University Project),
                                                                             Series A, 5.600% 12/01/07                      2.8
                                                                          9. Dunes, Florida, Community Development
                                                                             District Revenue, (Intercoastal Water Way
                                                                             Bridge), 5.300% 10/01/03                       2.7
                                                                         10. Indian River County, Florida, School
                                                                             District, (FSA Insured), 5.000% 04/01/03       2.6

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE
ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97         4.01%
Since Inception (12/14/92)
  through 03/31/97          5.47%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Florida Intermediate Municipal Bond Fund on December 14, 1992 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Florida Intermediate Municipal Debt Funds Average invest at least 65% of assets in municipal debt issues which are exempt from taxation in Florida, with dollar-weighted average maturities of 5 to 10 years.

                                                       LIPPER FLORIDA                                     GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 14, 1992                                              10000                      10000                      10000
                                                           10097                      10082                      10038
                                                           10431                      10404                      10379
                                                           10746                      10692                      10687
                                                           11093                      11002                      11014

Nov. 30, 1993                                              11246                      11134                      11156
                                                           10730                      10714                      10678
                                                           10840                      10827                      10759
                                                           10922                      10931                      10811

Nov. 30, 1994                                              10741                      10825                      10676
                                                           11290                      11394                      11295
                                                           11527                      11718                      11566
                                                           11792                      12053                      11830

Nov. 30, 1995                                              12067                      12357                      12179

Mar. 31, 1996                                              11937                      12313                      12084
                                                           11939                      12367                      12128
                                                           12136                      12588                      12337
                                                           12366                      12896                      12609
Mar. 31, 1997                                              12282                      12882                      12569

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.21%*
Year Ended 03/31/97                      3.71%
Since Inception (12/17/92) through
  03/31/97                               5.07%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.70%
Since Inception (06/07/93) through
  03/31/97                               4.37%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.22%
Since Inception (12/11/92) through
  03/31/97                               5.63%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Florida Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]
                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
DEC. 17, 1992                10000          10000
                             10319          10360
                             10605          10652
                             10913          10961

NOV. 30, 1993                11044          11085
                             10627          10594
                             10739          10667
                             10843          10711

NOV. 30, 1994                10738          10568
                             11302          11173
                             11623          11433
                             11955          11685

NOV. 30, 1995                12257          12021

MAR. 31, 1996                12213          11919
                             12266          11952
                             12486          12150
                             12792          12408

MAR. 31, 1997                12777          12360

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
  (QUARTERLY)              BOND INDEX     REINVESTED
JUNE 7, 1993                 10000          10000
                             10479          10425

NOV. 30, 1993                10605          10550
                             10205          10089
                             10312          10158
                             10411          10200

NOV. 30, 1994                10310          10065
                             10852          10640
                             11160          10888
                             11480          11128

NOV. 30, 1995                11769          11448

MAR. 31, 1996                11727          11350
                             11778          11383
                             11990          11570
                             12283          11817

MAR. 31, 1997                12269          11771

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                         GROWTH OF
                            LEHMAN      INVESTMENT
                            7-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL    DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
DEC. 11, 1992                10000          10000
                             10082          10030
                             10404          10374
                             10692          10686
                             11002          11017

NOV. 30, 1993                11134          11163
                             10714          10688
                             10827          10775
                             10931          10833

NOV. 30, 1994                10825          10703
                             11394          11329
                             11718          11607
                             12053          11877

NOV. 30, 1995                12357          12235

MAR. 31, 1996                12313          12145
                             12367          12195
                             12588          12412
                             12896          12692

MAR. 31, 1997                12882          12658

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                     4.1%
General Obligation           5.1%
Insured                     40.0%
Other                        2.8%
Pre-Refunded                11.0%
Power/Utilities Revenue      3.6%
Transportation               2.5%
Housing Revenue             10.2%
Pollution Control Revenue/
  Industrial Development
  Revenue                   13.1%
Education                    8.2%


                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. South Broward, Florida, Hospital District
                                                                             Revenue Refunding, (FSA Insured), 5.500%
                                                                             05/01/28                                       4.9%
                                                                          2. Palm Beach County, Florida, Health Facilities
                                                                             Authority Revenue, (Good Samaritans Health
                                                                             System), 6.200% 10/01/11                       4.0
                                                                          3. Dade County, Florida, Water and Sewer System
                                                                             Revenue Refunding, (FGIC Insured), 5.000%
                                                                             10/01/13                                       3.6
                                                                          4. Hillsborough County, Florida, Industrial
                                                                             Development Authority, PCR, (Tampa Electric
                                                                             Company Project), 8.000% 05/01/22              3.0
                                                                          5. Martin County, Florida, Industrial
                                                                             Development Authority Revenue, (Indiantown
                                                                             Cogeneration Project), Series A, AMT, 7.875%
                                                                             12/15/25                                       3.0
                                                                          6. Florida State Municipal Power Agency Revenue,
                                                                             (Stanton II Project), Pre-refunded, (AMBAC
                                                                             Insured), 6.500% 10/01/20                      2.9
                                                                          7. Florida State Board of Education, GO, Capital
                                                                             Outlay, Public Education, Unrefunded Balance,
                                                                             Series A, 7.250% 06/01/23                      2.8
                                                                          8. North Broward, Florida, Hospital Revenue,
                                                                             (MBIA Insured), 6.250% 01/01/06                2.8
                                                                          9. Florida State Housing Finance Agency,
                                                                             Refunding, Multi-family Housing, (Altamonte
                                                                             Project), Series C, 7.000% 12/01/24            2.8
                                                                         10. Escambia County, Florida, PCR, (Champion
                                                                             International Corporation Project), AMT,
                                                                             6.900% 08/01/22                                2.8

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.09%
Since Inception (12/10/93)
  through 03/31/97          3.62%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Florida Municipal Bond Fund on December 10, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Florida Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Florida.

                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                              LIPPER FLORIDA MUNICIPAL    LEHMAN 20-YEAR MUNICIPAL       WITH DISTRIBUTIONS
  (QUARTERLY)                                      DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 10, 1993                                              10000                      10000                      10000
                                                           10230                      10241                       9997
                                                            9535                       9531                       9198
                                                            9606                       9626                       9269
                                                            9630                       9676                       9280

Nov. 30, 1994                                               9471                       9489                       9174
                                                           10183                      10335                       9923
                                                           10390                      10558                      10183
                                                           10644                      10844                      10436

Nov. 30, 1995                                              11181                      11479                      10977

Mar. 31, 1996                                              10947                      11224                      10703
                                                           11013                      11352                      10801
                                                           11268                      11677                      11050
                                                           11528                      11991                      11302

Mar. 31, 1997                                              11462                      11916                      11247

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.28%*
Year Ended 03/31/97                      4.78%
Since Inception (11/03/94) through
  03/31/97                               9.76%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.52%
Since Inception (10/22/93) through
  03/31/97                               3.04%

PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.29%
Since Inception (12/13/93) through
  03/31/97                               4.01%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Florida Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 20-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
NOV. 3, 1994                 10000          10000
                             10072          10300
                             10970          11126
                             11207          11403
                             11511          11670

NOV. 30, 1995                12185          12259

MAR. 31, 1996                11914          11943
                             12049          12043
                             12049          12043
                             12394          12312
                             12728          12584

MAR. 31, 1997                12649          12514

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
OCT. 22, 1993                10000          10000

NOV. 30, 1993                10129          10034
                              9427           9213
                              9520           9274
                              9570           9273

NOV. 30, 1994                 9385           9154
                             10222           9888
                             10442          10133
                             10725          10371

NOV. 30, 1995                11353          10894

MAR. 31, 1996                11101          10607
                             11227          10690
                             11548          10921
                             11860          11156

MAR. 31, 1997                11786          11086

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
DEC. 13, 1993                10000          10000
                             10241          10056
                              9531           9251
                              9626           9330
                              9676           9346

NOV. 30, 1994                 9489           9244
                             10558          10270
                             10844          10531

NOV. 30, 1995                11479          11082

MAR. 31, 1996                11224          10811
                             11352          10915
                             11677          11172
                             11991          11433

MAR. 31, 1997                11916          11383

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS GEORGIA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Michele M. Poirier is Senior Portfolio Manager of Nations Georgia Intermediate Municipal Bond Fund and Nations Georgia Municipal Bond Fund and Director, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Georgia Intermediate Municipal Bond Fund seeks high current income exempt from federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Georgia Municipal Bond Fund seeks high current income exempt from federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Georgia Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.12%, outperforming the Lipper Other States Intermediate Municipal Debt Funds Average return of 3.93%.

NATIONS GEORGIA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Georgia Municipal Bond Fund Investor A Shares provided a total return of 5.05%, outperforming the Lipper Georgia Municipal Debt Funds Average return of 4.89%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Poirier shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal and state income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Georgia Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and state taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Georgia Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and state taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

    * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN GEORGIA?

     The state of Georgia has one of the best debt structures in the country, hence the "Aaa" rating from Moody's Investors Service, Inc., a "AA+" rating from Standard & Poor's Corporation and a "AAA" rating from Fitch Investors Service, Inc. Georgia ranks among the top five states in the nation in population and employment growth. This is due in part to its competitive manufacturing base and the diverse service and transportation center of Atlanta. Increasing demand for schools, highways and essential services are just some of the challenges facing not only Georgia but all of the southeast. As with most states that have not yet proposed a program for meeting future federal welfare reform standards, Georgia is attempting to reduce its number of caseloads so that it may benefit, in the early years, from federal block grants.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Georgia Intermediate Municipal Bond Fund was 7.99 years, while the duration of the Fund was 5.11 years. The Fund held 59 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 3.45% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Georgia Municipal Bond Fund was 15.19 years, while the duration of the Fund was 7.61 years. The Fund held 27 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 15.09% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

General Obligation          37.0%
Insured                     29.4%
Other                        7.3%
Power/Utilities Revenue      7.7%
Water                        3.7%
Transportation               1.7%
Housing Revenue              1.7%
Pollution Control Revenue/
  Industrial Development
  Revenue                    1.3%
Education                    3.2%
Hospital                     7.0%




                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Georgia State, GO, Series C, 6.500% 07/01/05   4.9%
                                                                          2. Georgia State Tollway Authority Revenue,
                                                                             (Georgia 400 Project), 6.375% 07/01/02         3.5
                                                                          3. Dalton, Georgia, Multiple Utility Revenue
                                                                             Refunding, (MBIA Insured), 4.450% 01/01/03     3.2
                                                                          4. Georgia State, GO, Series A, 6.250% 03/01/06   2.6
                                                                          5. Georgia State Municipal Gas Authority, Gas
                                                                             Tax Revenue, (Southern Storage Gas Project),
                                                                             6.000% 07/01/04                                2.5
                                                                          6. Private Colleges and Universities Facilities
                                                                             Authority Revenue, Georgia, (Emory University
                                                                             Project), Series C, 5.750% 10/01/02            2.4
                                                                          7. Richmond County, Georgia, Water and Sewer
                                                                             Revenue Refunding and Improvement, Series A,
                                                                             (FGIC Insured), 5.250% 10/01/28                2.2
                                                                          8. Fulton County, Georgia, Water and Sewer
                                                                             Authority Revenue Refunding, (FGIC Insured),
                                                                             5.100% 01/01/98                                2.1
                                                                          9. Savannah, Georgia, Hospital Authority Revenue
                                                                             Refunding and Improvement, (Candler Hospital
                                                                             Project), 7.000% 01/01/11                      2.1
                                                                         10. Paulding County, Georgia, School District,
                                                                             GO, Series A, 6.400% 02/01/04                  1.9

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.12%
Since Inception (05/04/92)
  through 03/31/97          6.05%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Georgia Intermediate Municipal Bond Fund on May 4, 1992 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
May 4, 1992                                                10000                      10000                      10000
                                                           10251                      10264                      10285
                                                           10498                      10546                      10541
Nov. 30, 1992                                              10673                      10718                      10746
                                                           10995                      11060                      11101
                                                           11283                      11366                      11419
                                                           11614                      11696                      11800

Nov. 30, 1993                                              11754                      11837                      11915
                                                           11299                      11390                      11366
                                                           11407                      11510                      11451
                                                           11480                      11621                      11504
Nov. 30, 1994                                              11360                      11509                      11345
                                                           11925                      12113                      11972
                                                           12188                      12457                      12270
                                                           12477                      12814                      12551

Nov. 30, 1995                                              12825                      13137                      12942
Mar. 31, 1996                                              12750                      13090                      12809
                                                           12800                      13147                      12857
                                                           13029                      13383                      13103
                                                           13315                      13710                      13388

Mar. 31, 1997                                              13307                      13694                      13337

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.31%*
Year Ended 03/31/97                      3.81%
Since Inception (06/17/92) through
  03/31/97                               5.32%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.81%
Since Inception (06/07/93) through
  03/31/97                               4.22%

             PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.33%
Five Years Ended 03/31/97                6.24%
Since Inception (03/01/92) through
  03/31/97                               6.16%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Georgia Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX     REINVESTED
JUN. 17, 1992                10000          10000
                             10275          10314

NOV. 30, 1992                10442          10478
                             10776          10819
                             11074          11124
                             11396          11477

NOV. 30, 1993                11533          11572
                             11098          11022
                             11214          11097
                             11322          11139

NOV. 30, 1994                11213          10977
                             11802          11575
                             12137          11855
                             12484          12117

NOV. 30, 1995                12799          12485

MAR. 31, 1996                12753          12348
                             12809          12385
                             13039          12612
                             13358          12877

MAR. 31, 1997                13342          12818

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX     REINVESTED
JUNE 7, 1993                 10000          10000
                             10479          10470

NOV. 30, 1993                10605          10563
                             10205          10067
                             10312          10135
                             10411          10174

NOV. 30, 1994                10310          10026
                             10852          10572
                             11160          10828
                             11480          11067

NOV. 30, 1995                11769          11403

MAR. 31, 1996                11727          11278
                             11778          11312
                             11890          11520
                             12283          11761

MAR. 31, 1997                12269          11707

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN      INVESTMENT
                             7-YEAR         WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX     REINVESTED
MAR. 1, 1992                 10000          10000
                              9966          10014
                             10319          10361
                             10603          10623

NOV. 30, 1992                10776          10813
                             11120          11196
                             11428          11521
                             11760          11909

NOV. 30, 1993                11901          12031
                             11452          11480
                             11572          11572
                             11684          11631

NOV. 30, 1994                11571          11476
                             12179          12116
                             12525          12424
                             12883          12715

NOV. 30, 1995                13208          13117

MAR. 31, 1996                13161          12989
                             13218          13045
                             13455          13301
                             13784          13597

MAR. 31, 1997                13769          13551

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Power/Utilities Revenue        12.9%
General Obligation             15.8%
Insured                        17.0%
Gash and Cash-Equivalents      11.7%
Pollution Control Revenue/
  Industrial Development
  Revenue                       8.8%
Housing Revenue                 9.6%
Water Revenue                  12.0%
Hospital                       12.2%


                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Georgia L. Smith II, Georgia, World Congress
                                                                             Center Authority, Recreational Revenue, (Domed
                                                                             Stadium Project), 7.875% 07/01/20               6.8%
                                                                          2. Georgia State Municipal Electric Authority
                                                                             Power Revenue, Special Obligation Bonds, First
                                                                             Crossover, General Resolution, 6.500% 01/01/12  6.7
                                                                          3. Roswell, Georgia, GO, 5.600% 02/01/10           6.3
                                                                          4. Fulco, Georgia, Hospital Authority Revenue,
                                                                             Revenue Anticipation Certificates, St.
                                                                             Joseph's Hospital, 5.500% 10/01/14              6.0
                                                                          5. Coweta County, Georgia, Development Authority,
                                                                             Industrial Development Revenue, (Sivaco
                                                                             National Wire Project), AMT, 5.400% 02/01/09    5.0
                                                                          6. White County, Georgia, Industrial Development
                                                                             Authority Revenue Refunding, (Clark-Schwebel
                                                                             Fiber and Glass Company Project), 6.850%
                                                                             06/01/10                                        3.7
                                                                          7. Peach County, Georgia, School District, GO,
                                                                             (MBIA Insured), 6.500% 02/01/08                 3.5
                                                                          8. Union County, Georgia, Housing Authority,
                                                                             Multi-family Housing Revenue Refunding,
                                                                             (Hidden Lake Apartments), Series A, (FHA/FNMA
                                                                             Insured), 7.125% 12/01/25                       3.3
                                                                          9. Columbia County, Georgia, School District,
                                                                             Series B, (MBIA Insured), 6.250% 04/01/13       3.3
                                                                         10. Georgia State, GO, Series E, 5.500% 07/01/07    3.2

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.05%
Since Inception (12/30/93)
  through 03/31/97          3.60%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Georgia Municipal Bond Fund on December 30, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Georgia Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Georgia.

                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 LIPPER GEORGIA MUNICIPAL   LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
  (QUARTERLY)                                         DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 30,  1993                                            10000                      10000                      10000
                                                           9323                       9307                       9258
                                                           9369                       9399                       9334
                                                           9406                       9448                       9286

Nov. 30, 1994                                              9235                       9266                       9138
                                                           9920                      10092                       9865
                                                          10103                      10310                      10114
                                                          10346                      10589                      10399

Nov. 30, 1995                                             10864                      11209                      10915

Mar. 31, 1996                                             10626                      10960                      10678
                                                          10700                      11084                      10736
                                                          10962                      11402                      11003
                                                          11208                      11709                      11264

Mar. 31, 1997                                             11159                      11636                      11218

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.27%*
Year Ended 03/31/97                      4.77%
Since Inception (11/03/94) through
  03/31/97                               9.90%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.50%
Since Inception (10/21/93) through
  03/31/97                               3.10%

              PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.29%
Since Inception (01/13/94) through
  03/31/97                               3.71%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Georgia Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 20-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                  LEHMAN     GROWTH OF
                                  20-YEAR    INVESTMENT
MEASUREMENT PERIOD               MUNICIPAL      WITH
   (QUARTERLY)                     BOND      DISTRIBUTIONS
                                  INDEX        REINVESTED
NOV. 3, 1994                       10000       10000

NOV. 30, 1994                      10072       10300
                                   10970       11103
                                   11207       11369
                                   11511       11674

NOV. 30, 1995                      12185       12236

MAR. 31, 1996                      11914       11981
                                   12049       12040
                                   12394       12331
                                   12728       12613

MAR. 31, 1997                      12649       12552

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                  LEHMAN      GROWTH OF
                                  20-YEAR    INVESTMENT
MEASUREMENT PERIOD               MUNICIPAL     WITH
    (QUARTERLY)                    BOND      DISTRIBUTIONS
                                  INDEX        REINVESTED
OCT. 21, 1993                      10000       10000

NOV. 30, 1993                      10129       10072
                                    9427        9302
                                    9520        9365
                                    9570        9304

NOV. 30, 1994                       9385        9143
                                   10222        9856
                                   10442       10091
                                   10725       10362

NOV. 30, 1995                      11353       10861

MAR. 31, 1996                      11101       10628
                                   11227       10674
                                   11548       10925
                                   11860       11168

MAR. 31, 1997                      11786       11107

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                  LEHMAN     GROWTH OF
                                  20-YEAR    INVESTMENT
MEASUREMENT PERIOD               MUNICIPAL     WITH
    (QUARTERLY)                    BOND      DISTRIBUTIONS
                                  INDEX        REINVESTED
JAN. 13, 1994                      10000       10000
                                    9307        9208
                                    9399        9288
                                    9448        9245

NOV. 30, 1994                       9266        9102
                                   10092        9829
                                   10310       10082
                                   10589       10373

NOV. 30,1995                       11209       10893

MAR. 31, 1996                      10960       10679
                                   11084       10745
                                   11402       11018
                                   11709       11284

MAR. 31, 1997                      11636       11244

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

               NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS MARYLAND MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     John C. Kohl is Senior Portfolio Manager of Nations Maryland Intermediate Municipal Bond Fund and Nations Maryland Municipal Bond Fund and Managing Director, Fixed Income for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Maryland Intermediate Municipal Bond Fund seeks high current income exempt from federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Maryland Municipal Bond Fund seeks high current income exempt from federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Maryland Intermediate Municipal Bond Fund Investor A Shares provided a total return of 3.62%, slightly lagging the Lipper Other States Intermediate Municipal Debt Funds Average return of 3.93%.

NATIONS MARYLAND MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Maryland Municipal Bond Fund Investor A Shares provided a total return of 4.99%, outperforming its peer group, the Lipper Maryland Municipal Debt Funds Average, which returned 4.54%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kohl shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal and state income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Maryland Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and Maryland state income taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Maryland Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and Maryland state income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5).

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN MARYLAND?

     Maryland, ranked fifth in per capita income, is one of the wealthiest states in the United States. Despite the contraction of government and defense related industries, Maryland has been able to maintain its "Aaa" rating from Moody's Investors Service, Inc., and a "AAA" rating from Standard & Poor's Corporation and Fitch Investors Service, Inc. through prudent, flexible financial management and strict debt oversight. Maryland's economic base is highly diversified with a lower than average dependence on manufacturing. As with many other states, Maryland has experienced a decline in welfare caseloads which should benefit the state in the early years when federal block grants to the state are based on historical caseload levels. Slow growth in Maryland is expected to continue as the state's economic prosperity is more closely tied to federal spending than most states.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Maryland Intermediate Municipal Bond Fund was 7.89 years, while the duration of the Fund was 5.37 years. The Fund held 69 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 3.41% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Maryland Municipal Bond Fund was 14.50 years, while the duration of the Fund was 7.84 years. The Fund held 42 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 12.25% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                        5.0%
Education                       5.1%
Transportation                  5.3%
Other                           1.9%
Insured                        34.3%
General Obligation             34.2%
Water Revenue                   2.4%
Pollution Control Revenue/
  Industrial Development
  Revenue                       2.3%
Pre-Refunded                    9.5%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                % OF NET ASSETS AS OF 3/31/97

                                                                         1. Charles County, Maryland, Consolidated Public
                                                                             Improvement, Revenue Refunding, GO, 4.400%
                                                                             06/01/03                                       3.9%
                                                                          2. Maryland State, Transportation Authority
                                                                             Revenue, GO, 4.375% 12/15/03                   3.7
                                                                          3. Maryland State, State and Local Facilities
                                                                             Loan, GO, Third Series, Pre-refunded, 5.000%
                                                                             10/15/06                                       3.5
                                                                          4. Maryland State, Transportation Authority,
                                                                             Special Obligation Revenue,
                                                                             (Baltimore-Washington D.C. International
                                                                             Airport Project), Series A, AMT, (FGIC
                                                                             Insured), 6.400% 07/01/19                      3.4
                                                                          5. Northeast Maryland, Solid Waste Disposal
                                                                             Authority Revenue Refunding, (Southwest
                                                                             Resource Recovery Facility Project), (MBIA
                                                                             Insured), 6.900% 01/01/00                      2.5
                                                                          6. Frederick County, Maryland, Consolidated
                                                                             Public Improvement, Revenue Refunding, GO,
                                                                             (FGIC Insured), 5.750% 12/01/01                2.5
                                                                          7. Prince Georges County, Maryland, Solid Waste
                                                                             Management Systems Authority, Revenue
                                                                             Refunding, (FSA Insured), 5.100% 06/15/05      2.3
                                                                          8. Cecil County, Maryland, Revenue Refunding,
                                                                             Consolidated Public Improvement, GO, (FGIC
                                                                             Insured), 4.800% 12/01/04                      2.3
                                                                          9. Calvert County, Maryland, Consolidated Public
                                                                             Improvement Revenue Refunding, GO, 4.625%
                                                                             07/15/05                                       2.3
                                                                         10. Baltimore, Maryland, Port Facilities Revenue,
                                                                             Consolidated Coal Sales, Series 85, 6.500%
                                                                             12/01/10                                       2.2

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         3.62%
Five Years Ended 03/31/97   5.59%
Since Inception (09/01/90)
  through 03/31/97          6.42%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Maryland Intermediate Municipal Bond Fund on September 1, 1990 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
  (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Sep. 1, 1990                                              10000                      10000                      10000
                                                          10032                      10015                      10085

Nov. 30, 1990                                             10377                      10399                      10407
                                                          10598                      10647                      10643
                                                          10773                      10831                      10810
                                                          11128                      11242                      11123

Nov. 30, 1991                                             11473                      11612                      11465
                                                          11485                      11503                      11477
                                                          11870                      12015                      11837
                                                          12155                      12345                      12090

Nov. 30, 1992                                             12358                      12648                      12273
                                                          12726                      12947                      12636
                                                          13060                      13305                      12971
                                                          13446                      13692                      13380

Nov. 30, 1993                                             13608                      13356                      13502
                                                          13076                      13333                      12890
                                                          13199                      13474                      12990
                                                          13279                      13803                      13026

Nov. 30, 1994                                             13136                      13472                      12867
                                                          13791                      14179                      13583
                                                          14099                      14582                      13946
                                                          14436                      15000                      14261

Nov. 30, 1995                                             14831                      15378                      14619

Mar. 31, 1996                                             14744                      15323                      14538
                                                          14793                      15390                      14566
                                                          15062                      15666                      14814
                                                          15384                      16049                      15120

Mar. 31, 1997                                             15369                      16031                      15064

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
-----------------------------------------------
Year Ended 03/31/97                       2.81%*
Year Ended 03/31/97                       3.31%
Since Inception (06/17/92) through
  03/31/97                                4.83%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

              INVESTOR N SHARES
-----------------------------------------------
Year Ended 03/31/97                       3.31%
Since Inception (06/08/93) through
  03/31/97                                4.03%

               PRIMARY A SHARES
-----------------------------------------------
Year Ended 03/31/97                       3.83%
Five Years Ended 03/31/97                 5.77%
Since Inception (09/01/90) through
  03/31/97                                6.57%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Maryland Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.
      [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                          7-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
    (QUARTERLY)           BOND INDEX      REINVESTED
JUNE 17, 1992                10000          10000
                             10275          10243

NOV. 30, 1992                10442          10382
                             10776          10673
                             11074          10939
                             11396          11267

NOV. 30, 1993                11533          11353
                             11214          10898
                             11322          10920

NOV. 30, 1994                11213          10778
                             11802          11370
                             12137          11665
                             12484          11919

NOV. 30, 1995                12799          12209

MAR. 31, 1996                12753          12132
                             12809          12146
                             13039          12344
                             13358          12589

MAR. 31, 1997                13342          12534

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
JUNE 8, 1993                 10000          10000
                             10183          10129
                             10479          10440

NOV. 30, 1993                10605          10525
                             10205          10040
                             10312          10109
                             10411          10130

NOV. 30, 1994                10310           9999
                             10852          10548
                             11160          10821
                             11480          11057

NOV. 30, 1995                11769          11326

MAR. 31, 1996                11727          11255
                             11775          11268
                             11990          11451
                             12283          11679

MAR. 31, 1997                12269          11627

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
SEP. 1, 1990                 10000          10000
                             10015          10085

NOV. 30, 1990                10399          10407
                             10647          10643
                             10831          10810
                             11242          11123

NOV. 30, 1991                11612          11465
                             11503          11477
                             12015          11840
                             12345          12097

NOV. 30, 1992                12546          12285
                             12947          12641
                             13305          12992
                             13692          13407

NOV. 30, 1993                13356          13534
                             13333          12926
                             13474          13032
                             13803          13075

NOV. 30, 1994                13472          12922
                             14179          13648
                             14582          14019
                             15000          14343

NOV. 30, 1995                15378          14710

MAR. 31, 1996                15323          14636
                             15666          14929
                             16049          15245

MAR. 31, 1997                16031          15196

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Insured                                         23.8%
General Obligation                              14.7%
Pollution Control Revenue/Industrial
  Development Revenue                           11.9%
Hospital                                         9.0%
Other                                            8.6%
Education                                        8.1%
Housing                                          7.6%
Pre-Refunded                                     4.1%
Transportation                                   4.1%
Cash and Cash Equivalents                        3.3%
Water Revenue                                    3.3%
Power/Utility Revenue                            1.5%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Bel Air, Maryland, Industrial Development
                                                                             Revenue,
                                                                             (May Department Stores Company Project),
                                                                             6.375% 10/01/99                                4.5%
                                                                          2. Maryland State, Transportation Authority
                                                                             Revenue, (Transportation Facilities Project),
                                                                             6.800% 07/01/16                                4.0
                                                                          3. Government of Guam, GO, Series A, 5.200%
                                                                             11/15/08                                       4.0
                                                                          4. Puerto Rico Electric Power Authority, Power
                                                                             Revenue Refunding, Series Y, (MBIA Insured),
                                                                             6.500% 07/01/06                                3.9
                                                                          5. Prince Georges County, Maryland, PCR
                                                                             Refunding, (Potomac Electric Power Project),
                                                                             5.750% 03/15/10                                3.6
                                                                          6. Dayton, Ohio, Special Facilities Revenue,
                                                                             (Emery Air Freight Corporation Project),
                                                                             Series D, AMT,
                                                                             6.200% 10/01/09                                3.6
                                                                          7. Puerto Rico Housing, Bank and Finance Agency,
                                                                             Single-family Mortgage Revenue, (Affordable
                                                                             Housing Mortgage-Portfolio I), AMT,
                                                                             (GNMA/FNMA/FHLMC Collateral), 6.100% 10/01/15  3.6
                                                                          8. Prince Georges County, Maryland, Solid Waste
                                                                             Management Systems Authority, Revenue
                                                                             Refunding, (FSA Insured), 5.200% 06/15/06      3.5
                                                                          9. Anne Arundel County, Maryland, Consolidated
                                                                             Public Improvement Revenue, GO, 5.300%
                                                                             04/01/10                                       3.5
                                                                         10. Anne Arundel County, Maryland, Consolidated
                                                                             Public Improvement Revenue, GO, 5.250%
                                                                             07/15/11                                       3.5

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE
ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------
Year Ended 03/31/97         4.99%
Since Inception (11/04/93)
  through 03/31/97          3.85%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Maryland Municipal Bond Fund on November 4, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Maryland Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Maryland.

                                                      LIPPER MARYLAND                                     GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 MUNICIPAL DEBT FUNDS      LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
   (QUARTERLY)                                             AVERAGE                   BOND INDEX                 REINVESTED
Nov. 4, 1993                                               10000                      10000                      10000

Nov. 30, 1993                                              10074                      10129                      10254
                                                            9460                       9427                       9441
                                                            9524                       9520                       9484
                                                            9550                       9570                       9464

Nov. 30, 1994                                               9396                       9385                       9305
                                                           10041                      10222                      10057
                                                           10233                      10442                      10282
                                                           10490                      10725                      10545

Nov. 30, 1995                                              10942                      11353                      11077

Mar. 31, 1996                                              10767                      11101                      10834
                                                           10829                      11227                      10902
                                                           11067                      11548                      11149
                                                           11302                      11860                      11411

Mar. 31, 1997                                              11264                      11786                      11374

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.23%*
Year Ended 03/31/97                      4.73%
Since Inception (11/03/94) through
  03/31/97                               9.34%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.42%
Since Inception (10/21/93) through
  03/31/97                               2.65%

              PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.20%
Since Inception (09/20/94) through
  03/31/97                               7.53%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Maryland Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 20-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX      REINVESTED
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10072          10236
                             10970          11048
                             11207          11280
                             11511          11550

NOV. 30, 1995                12185          12115

MAR. 31, 1996                11914          11840
                             12049          11907
                             12394          12169
                             12728          12448

MAR. 31, 1997                12649          12399

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX      REINVESTED
OCT. 21, 1993                10000          10000

NOV. 30, 1993                10129          10046
                              9427           9235
                              9520           9264
                              9570           9232

NOV. 30, 1994                 9385           9064
                             10222           9783
                             10442           9988
                             10725          10229

NOV. 30, 1995                11353          10731

MAR. 31, 1996                11101          10481
                             11227          10533
                             11548          10757
                             11860          10994

MAR. 31, 1997                11786          10944

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX      REINVESTED
SEPT. 20, 1994               10000          10000

NOV. 30, 1994                 9807           9785
                             10681          10581
                             10912          10823
                             11207          11105

NOV. 30, 1995                11863          11672

MAR. 31, 1996                11600          11421
                             11732          11499
                             12068          11765
                             12393          12048

MAR. 31, 1997                12315          12015

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                             NATIONS NORTH CAROLINA
                        INTERMEDIATE MUNICIPAL BOND FUND
                   NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Mathew M. Kiselak is Senior Portfolio Manager of Nations North Carolina Intermediate Municipal Bond Fund and Nations North Carolina Municipal Bond Fund and Product Manager, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations North Carolina Intermediate Municipal Bond Fund seeks high current income exempt from federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations North Carolina Municipal Bond Fund seeks high current income exempt from federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations North Carolina Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.25%, outperforming the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 3.93%.

NATIONS NORTH CAROLINA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations North Carolina Municipal Bond Fund Investor A Shares provided a total return of 4.62%, slightly lagging the Lipper North Carolina Municipal Debt Funds Average, which returned 4.79%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kiselak shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal and state income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations North Carolina Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and North Carolina state income taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     Nations North Carolina Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and North Carolina state income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN NORTH CAROLINA?

     "Aaa" rated by Moody's Investors Service, Inc. and "AAA" rated by Standard & Poor's Corporation and Fitch Investors Service, Inc., North Carolina has benefited from a diverse economy and an inflow of people as well as businesses. This is due in part to affordable housing, above-average growth in per capita income and below average cost of doing business. The void left by North Carolina's declining textile industry continues to be filled by the high-tech and financial sectors as the state moves toward industries that are less sensitive to the business cycle. Consequently, high wage job growth and income levels have been expanding at a pace greater than national averages and are expected to continue to do so. As welfare reform approaches, paying for the expanded level of training that will be required by workers to compete in this increasingly high-tech economy is one of the many educational challenges facing the state.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations North Carolina Intermediate Municipal Bond Fund was 8.08 years, while the duration of the Fund was 5.42 years. The Fund held 38 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 9.58% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations North Carolina Municipal Bond Fund was 14.99 years, while the duration of the Fund was
7.76 years. The Fund held 25 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 14.08% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Pre-Refunded                     5.6%
Insured                         25.7%
Water Revenue                    4.6%
Pollution Control Revenue/
  Industrial Development
  Revenue                       13.2%
Housing Revenue                  4.5%
Hospital                         7.5%
Cash and Cash Equivalents        1.1%
Education                        5.2%
General Obligation              32.6%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. North Carolina State, GO, Series A, 6.100%
                                                                             03/01/01                                       5.3%
                                                                          2. Greenville, North Carolina, Combined
                                                                             Enterprises Revenue, 6.000% 09/01/10           5.2
                                                                          3. Government of Guam, GO, Series A, 4.900%
                                                                             09/01/97                                       3.8
                                                                          4. Government of Guam, GO, Series A, 5.150%
                                                                             11/15/07                                       3.4
                                                                          5. Pitt County, North Carolina, Revenue
                                                                             Refunding, (Pitt County Memorial Hospital),
                                                                             5.375% 12/01/10                                3.0
                                                                          6. Wayne County, North Carolina, GO, 4.900%
                                                                             04/01/05                                       3.0
                                                                          7. Washington State Public Power Supply System,
                                                                             Revenue Refunding, (Nuclear Project Number
                                                                             2), Series A, 5.800% 07/01/07                  3.0
                                                                          8. Charlotte, North Carolina, Health Care
                                                                             Systems Revenue Refunding, Mecklenburg
                                                                             Hospital Authority, 6.250% 01/01/20            2.9
                                                                          9. Puerto Rico Electric Power Authority, Power
                                                                             Revenue Refunding, Series Y, (MBIA Insured),
                                                                             7.000% 07/01/07                                2.9
                                                                         10. Charlotte, North Carolina, COP, (Convention
                                                                             Facilities Project), 6.750% 12/01/21           2.8

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.25%
Since Inception (12/14/92)
  through 03/31/97          5.27%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations North Carolina Intermediate Municipal Bond Fund on December 14, 1992 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
  (QUARTERLY)                                        DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 14,  1992                                            10000                      10000                      10000
                                                          10105                      10082                      10029
                                                          10416                      10404                      10358
                                                          10696                      10692                      10661
                                                          11014                      11002                      10988

Nov. 30,  1993                                            11153                      11134                      11061
                                                          10719                      10714                      10611
                                                          10822                      10827                      10667
                                                          10893                      10931                      10717

Nov. 30,  1994                                            10780                      10825                      10588
                                                          11334                      11394                      11200
                                                          11578                      11718                      11465
                                                          11860                      12053                      11754

Nov. 30, 1995                                             12197                      12357                      12061

Mar. 31, 1996                                             12127                      12313                      11960
                                                          12179                      12367                      12019
                                                          12400                      12588                      12246
                                                          12671                      12896                      12501

Mar. 31, 1997                                             12662                      12882                      12468

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.44%*
Year Ended 03/31/97                      3.94%
Since Inception (12/16/92) through
  03/31/97                               4.90%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase.

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.94%
Since Inception (06/07/93) through
  03/31/97                               4.24%

              PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.45%
Since Inception (12/11/92) through
  03/31/97                               5.48%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations North Carolina Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
DEC. 16, 1992                10000          10000
                             10319          10361
                             10605          10638
                             10913          10949

NOV. 30, 1993                11044          11005
                             10627          10542
                             10739          10590
                             10843          10631

NOV. 30, 1994                10738          10495
                             11302          11094
                             11623          11347
                             11955          11626

NOV. 30, 1995                12257          11920

MAR. 31, 1996                12213          11811
                             12266          11861
                             12486          12076
                             12792          12318

MAR. 31, 1997                12777          12276

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
JUNE 7, 1993                 10000          10000
                             10183          10134
                             10479          10435

NOV. 30, 1993                10605          10495
                             10205          10060
                             10312          10106
                             10411          10145

NOV. 30, 1994                10310          10015
                             10852          10587
                             11160          10829
                             11480          11094

NOV. 30, 1996                11769          11375

MAR. 31, 1996                11727          11271
                             11778          11319
                             11990          11524
                             12283          11755

MAR. 31, 1997                12269          11715

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
DEC. 11, 1992                10000          10000
                             10062          10041
                             10404          10374
                             10692          10681
                             11002          11013

NOV. 30, 1993                11134          11090
                             10714          10643
                             10827          10705
                             10931          10761

NOV. 30, 1994                10825          10636
                             11394          11257
                             11718          11529
                             12053          11826

NOV. 30, 1995                12357          12141

MAR. 31, 1996                12313          12044
                             12367          12110
                             12588          12345
                             12896          12608

MAR. 31, 1997                12882          12581

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

---------------------------------------------
   PORTFOLIO BREAKDOWN AS A % OF TOTAL
      INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                                  14.8%
Pollution Control Revenue/Industrial
  Development Revenue                     25.1%
Water Revenue                              3.7%
Power/Utilities Revenue                    3.6%
Pre-Refunded                               4.1%
Cash and Cash Equivalents                  6.0%
Housing                                    6.9%
Insured                                   20.8%
General Obligation                        15.0%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                                 % OF NET ASSETS AS OF 3/31/97

                                                                          1. Mecklenburg County, North Carolina,
                                                                             Industrial
                                                                             Facilities and Pollution Control Finance
                                                                             Authority Revenue Refunding, (Fluor
                                                                             Corporation Project), 5.250% 12/01/09          7.1%
                                                                          2. Martin County, North Carolina, Industrial
                                                                             Facilities and Pollution Control Financing
                                                                             Authority Revenue, Solid Waste Disposal, AMT,
                                                                             (Weyerhaeuser Company), 5.650% 12/01/23        6.8
                                                                          3. Onslow County, North Carolina, Combined
                                                                             Enterprise System Revenue, (MBIA Insured),
                                                                             5.875% 06/01/09                                5.7
                                                                          4. Charlotte, North Carolina, Health Care
                                                                             Systems Revenue Refunding, Mecklenburg
                                                                             Hospital Authority, 6.250% 01/01/20            5.5
                                                                          5. North Carolina Medical Care Commission,
                                                                             Hospital Revenue Refunding, (AMBAC Insured),
                                                                             5.250% 02/15/07                                4.1
                                                                          6. Buncombe County, North Carolina, Metropolitan
                                                                             Sewer District, Sewer System Revenue, Series
                                                                             B, Pre-refunded, 6.750% 07/01/22               4.0
                                                                          7. Mecklenburg County, North Carolina,
                                                                             Refunding, GO, 6.000% 04/01/11                 3.9
                                                                          8. Craven County, North Carolina, Industrial
                                                                             Facilities and Pollution Control Financing
                                                                             Authority, PCR, Refunding, (Weyerhaeuser
                                                                             Company Project), 6.350% 01/01/10              3.8
                                                                          9. North Carolina Medical Care Commission,
                                                                             Hospital Revenue Refunding, (Rex Hospital
                                                                             Project), 6.250% 06/01/17                      3.7
                                                                         10. Mecklenburg County, North Carolina,
                                                                             Refunding, GO, 5.400% 03/01/00                 3.7

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.62%
Since Inception (11/01/93)
  through 03/31/97          3.63%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations North Carolina Municipal Bond Fund on November 1, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper North Carolina Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in North Carolina.

                                                   Lipper North Carolina                                  Growth of Investment
Measurement Period                                 Municipal Debt Funds     Lehman 20-Year Municipal      with Distributions
  (Quarterly)                                            Average                   Bond Index                 Reinvested
Nov. 1, 1993                                               10000                      10000                      10000

Nov. 30, 1993                                              10084                      10129                      10155
                                                            9435                       9427                       9365
                                                            9472                       9520                       9377
                                                            9495                       9570                       9368

Nov. 30, 1994                                               9339                       9385                       9219
                                                           10038                      10222                       9993
                                                           10196                      10442                      10223
                                                           10425                      10725                      10477

Nov. 30, 1995                                              10963                      11353                      11076

Mar. 31, 1996                                              10708                      11101                      10795
                                                           10781                      11227                      10844
                                                           11030                      11548                      11103
                                                           11273                      11860                      11353

Mar. 31, 1997                                              11220                      11786                      11294

Assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
  PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

INVESTOR C SHARES
-----------------------------------------------
Year Ended 03/31/97                       3.82%*
Year Ended 03/31/97                       4.32%
Since Inception (11/03/94) through
  03/31/97                                9.72%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

INVESTOR N SHARES
-----------------------------------------------
Year Ended 03/31/97                       4.06%
Since Inception (10/21/93) through
  03/31/97                                2.95%

PRIMARY A SHARES
-----------------------------------------------
Year Ended 03/31/97                       4.84%
Since Inception (01/11/94) through
  03/31/97                                3.45%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations North Carolina Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

   [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                      20-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                           GROWTH OF
                            LEHMAN        INVESTMENT
                            20-YEAR          WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
     (QUARTERLY)          BOND INDEX     REINVESTED
NOV. 3, 1994               10000          10000

NOV. 30, 1994              10072          10300

                           10970          11150
                           11207          11390
                           11511          11656

NOV. 30, 1995              12185          12304

MAR. 31, 1996              11914          11986
                           12049          12031
                           12394          12309
                           12728          12577

MAR. 31, 1997              12649          12503

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
  MEASUREMENT PERIOD       MUNICIPAL     DISTRIBUTIONS
      (QUARTERLY)         BOND INDEX     REINVESTED
OCT. 21, 1993              10000          10000

NOV. 30, 1993              10129          10119
                            9427           9317
                            9520           9316
                            9570           9295

NOV. 30, 1994               9385           9134
                           10222           9888
                           10442          10101
                           10725          10339
                           11353          10914

MAR. 31, 1996              11101          10623
                           11227          10657
                           11548          10896
                           11860          11127

MAR. 31, 1997              11786          11054

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                  LEHMAN      GROWTH OF
                                  20-YEAR     INVESTMENT
MEASUREMENT PERIOD               MUNICIPAL       WITH
   (QUARTERLY)                     BOND      DISTRIBUTIONS
                                  INDEX       REINVESTED
JAN. 11, 1994                     10000       10000
                                   9307        9192
                                   9399        9209
                                   9448        9205

NOV. 30, 1994                      9266        9063
                                  10092        9829
                                  10310       10060
                                  10589       10316

NOV. 30, 1995                     11209       10910

MAR. 31, 1996                     10960       10639
                                  11064       10693
                                  11402       10953
                                  11709       11206

MAR. 31, 1997                     11636       11154

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                             NATIONS SOUTH CAROLINA
                        INTERMEDIATE MUNICIPAL BOND FUND
                   NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Michele M. Poirier is Senior Portfolio Manager of Nations South Carolina Intermediate Municipal Bond Fund and Nations South Carolina Municipal Bond Fund and Director, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations South Carolina Intermediate Municipal Bond Fund seeks high current income exempt from federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations South Carolina Municipal Bond Fund seeks high current income exempt from federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations South Carolina Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.51%, outperforming the Lipper Other States Intermediate Municipal Debt Funds Average return of 3.93%.

NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations South Carolina Municipal Bond Fund Investor A Shares provided a total return of 5.12%, versus a return of 5.04% for the peer group, the Lipper South Carolina Municipal Debt Funds Average.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Ms. Poirier shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal and state income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations South Carolina Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and South Carolina state income taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations South Carolina Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and South Carolina state income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN SOUTH CAROLINA?

     The dominance of the manufacturing sector has been both a positive and a negative for South Carolina. On the positive side, the expansion of manufacturing, specifically autos and related parts, has improved South Carolina's income levels and provided a much needed infusion of new jobs. On the negative side, the cyclical nature of the manufacturing economy makes the state more sensitive than most to nationwide economic downturns. That said, South Carolina's low debt burden, strong security arrangements and lack of credit extension led to an upgrade in July of 1996 by Standard & Poor's Corporation to a "AAA" rating for the state. Moody's Investors Service, Inc. ("Aaa") and Fitch Investors Service, Inc. ("AAA") also give South Carolina their highest rating. Combine this with a conservative plan of finance, and South Carolina looks to be in a very strong financial position despite its reliance on the manufacturing sector.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations South Carolina Intermediate Municipal Bond Fund was 8.48 years, while the duration of the Fund was 5.63 years. The Fund held 58 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 10.17% of the Fund.

     As of March 31,1997, the average portfolio maturity of Nations South Carolina Municipal Bond Fund was 17.58 years, while the duration of the Fund was
8.30 years. The Fund held 28 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 16.78% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Housing Revenue                 11.5%
Water Revenue                   10.5%
Insured                         28.3%
Cash and Cash Equivalents        1.1%
Power/Utilities Revenue          1.5%
Pre-Refunded                     4.8%
General Obligation              21.9%
Hospital                         9.4%
Pollution Control Revenue/
  Industrial Development
  Revenue                       11.0%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. South Carolina State, Housing Finance and
                                                                             Development Authority, Multi-family Housing
                                                                             Revenue, (United Dominion Project), 6.500%
                                                                             05/01/24                                       7.3%
                                                                          2. Medical University of South Carolina,
                                                                             Hospital Facilities Revenue, Refunding,
                                                                             Series A, 7.200% 07/01/05                      3.4
                                                                          3. Greenville, South Carolina, Waterworks
                                                                             Revenue, Water Utility Improvements, 6.000%
                                                                             02/01/06                                       3.0
                                                                          4. Richland County, South Carolina, Revenue
                                                                             Refunding and Improvement, Series B, 4.850%
                                                                             03/01/04                                       3.0
                                                                          5. Grand Strand Water and Sewer Authority
                                                                             Revenue Refunding, (MBIA Insured), 6.300%
                                                                             06/01/05                                       3.0
                                                                          6. Richland County, South Carolina, PCR, (Union
                                                                             Camp Corporation Project), Series C, 5.875%
                                                                             11/01/02                                       2.9
                                                                          7. Columbia, South Carolina, Waterworks and
                                                                             Sewer System Revenue, Capital Appreciation,
                                                                             Zero coupon 02/01/03                           2.9
                                                                          8. Rock Hill, South Carolina, School District
                                                                             No. 3, Refunding, Series B, (FGIC Insured),
                                                                             5.900% 02/01/02                                2.8
                                                                          9. Greenwood, South Carolina, Combined Public
                                                                             Utilities, Revenue Refunding and Improvement,
                                                                             (AMBAC Insured), 5.500% 12/01/06               2.8
                                                                         10. South Carolina State, Capital Improvement,
                                                                             GO, Series A, 3.500% 07/01/06                  2.7

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.51%
Since Inception (05/05/92)
  through 03/31/97          5.92%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations South Carolina Intermediate Municipal Bond Fund on May 5, 1992 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                      DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
May 5, 1992                                               10000                      10000                      10000
                                                          10261                      10264                      10214
                                                          10498                      10548                      10436

Nov. 30, 1992                                             10673                      10718                      10596
                                                          10995                      11060                      10934
                                                          11283                      11366                      11205
                                                          11614                      11696                      11521

Nov. 30, 1993                                             11754                      11837                      11639
                                                          11299                      11390                      11231
                                                          11407                      11510                      11296
                                                          11480                      11621                      11374

Nov. 30, 1994                                             11360                      11509                      11276
                                                          11925                      12113                      11860
                                                          12168                      12457                      12151
                                                          12477                      12814                      12422

Nov. 30, 1995                                             12825                      13137                      12793

Mar. 31, 1996                                             12750                      13090                      12687
                                                          12800                      13147                      12738
                                                          13029                      13383                      12998
                                                          13315                      13710                      13273

Mar. 31, 1997                                             13307                      13694                      13259

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

           INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.70%*
Year Ended 03/31/97                      4.20%
Since Inception (06/17/92) through
  03/31/97                               5.32%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

           INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.19%
Since Inception (06/08/93) through
  03/31/97                               4.48%

             PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.71%
Five Years Ended 03/31/96                6.16%
Since Inception (01/06/92) through
  03/31/97                               6.00%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations South Carolina Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                             GROWTH OF
                                  LEHMAN     INVESTMENT
                                  7-YEAR        WITH
MEASUREMENT PERIOD               MUNICIPAL  DISTRIBUTIONS
    (QUARTERLY)                 BOND INDEX    REINVESTED
JUNE 17, 1992                      10000       10000
                                   10275       10271

NOV. 30, 1992                      10442       10412
                                   10776       10728
                                   11074       10979
                                   11396       11272

NOV. 30, 1993                      11533       11369
                                   11096       10955
                                   11214       11009
                                   11322       11076

NOV. 30, 1994                      11213       10973
                                   11802       11532
                                   12137       11806
                                   12484       12061

NOV. 30, 1995                      12799       12411

MAR. 31, 1996                      12753       12299
                                   12809       12340
                                   13039       12582
                                   13358       12840

MAR. 31, 1997                      13342       12816

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                              GROWTH OF
                                  LEHMAN     INVESTMENT
                                  7-YEAR         WITH
MEASUREMENT PERIOD               MUNICIPAL    DISTRIBUTIONS
   (QUARTERLY)                  BOND INDEX     REINVESTED
JUNE 8, 1993                       10000       10000
                                   10479       10380

NOV. 30, 1993                      10605       10476
                                   10205       10101
                                   10312       10151
                                   10411       10214

NOV. 30, 1994                      10310       10118
                                   10852       10634
                                   11160       10887
                                   11480       11122

NOV. 30, 1995                      11769       11444

MAR. 31, 1996                      11727       11342
                                   11776       11379
                                   11990       11602
                                   12283       11838

MAR. 31, 1997                      12269       11817

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
JAN. 6, 1992                 10000          10000
                              9993          10060
                             10347          10361
                             10631          10591

NOV. 30, 1992                10805          10746
                             11150          11104
                             11458          11383
                             11791          11709

NOV. 30, 1993                11933          11833
                             11482          11423
                             11603          11495
                             11715          11580

NOV. 30, 1994                11602          11486
                             12211          12087
                             12558          12390
                             12917          12672

NOV. 30, 1995                13243          13056

MAR. 31, 1996                13196          12955
                             13253          13014
                             13491          13286
                             13821          13573

MAR. 31, 1997                13805          13565

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                       4.9%
General Obligation            14.6%
Insured                       30.4%
Cash and Cash Equivalents      0.8%
Water Revenue                  8.3%
Housing Revenue                5.6%
Pollution Control Revenue/
  Industrial Development
  Revenue                     35.4%


                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Chester County, South Carolina, Industrial
                                                                             Development Authority Revenue Refunding,
                                                                             (Springs Industries Inc. Project), 7.350%
                                                                             02/01/14                                       5.8%
                                                                          2. Columbia, South Carolina, Waterworks and
                                                                             Sewer System Revenue, 5.50% 02/01/09           5.6
                                                                          3. Puerto Rico, Housing, Bank and Finance
                                                                             Agency, Single-family Mortgage Revenue,
                                                                             (Affordable Housing Mortgage -- Portfolio I),
                                                                             AMT, (GNMA/FNMA/FHLMC Collateral), 6.250%
                                                                             04/01/29                                       5.5
                                                                          4. Darlington County, South Carolina, Industrial
                                                                             Development Revenue, (Nucor Corporation
                                                                             Project), Series A, 5.750% 08/01/23            5.4
                                                                          5. Piedmont Municipal Power Agency, South
                                                                             Carolina, Electric Revenue Bonds, Series B,
                                                                             (MBIA Insured), 5.250% 01/01/09                5.4
                                                                          6. South Carolina, State Educational Facilities
                                                                             Authority, (Furman University Project),
                                                                             Series A, (MBIA Insured), 5.500% 10/01/26      5.2
                                                                          7. York County, South Carolina, PCR Refunding,
                                                                             (Bowater Inc. Project), Series B, 6.850%
                                                                             04/01/01                                       5.2
                                                                          8. Richland County, South Carolina, School
                                                                             District No. 1, GO, (State Aid Withholding),
                                                                             4.625% 03/01/22                                4.6
                                                                          9. Berkeley County, South Carolina, PCR, (South
                                                                             Carolina Electric and Gas Company), 6.500%
                                                                             10/01/14                                       4.4
                                                                         10. South Carolina State, Capital Improvement,
                                                                             4.400% 04/01/04                                4.0

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.12%
Since Inception (11/08/93)
  through 03/31/97          4.98%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations South Carolina Municipal Bond Fund on November 8, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper South Carolina Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in South Carolina.

                                                   LIPPER SOUTH CAROLINA                                  GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                  MUNICIPAL DEBT FUNDS     LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
   (QUARTERLY)                                             AVERAGE                   BOND INDEX                 REINVESTED
Nov. 8, 1993                                              10000                      10000                      10000

Nov. 30, 1993                                             10084                      10129                      10239
                                                           9486                       9427                       9658
                                                           9560                       9520                       9702
                                                           9596                       9570                       9705

Nov. 30, 1994                                              9432                       9385                       9600
                                                          10103                      10222                      10354
                                                          10275                      10442                      10613
                                                          10513                      10725                      10907

Nov. 30, 1995                                             11012                      11353                      11462

Mar. 31, 1996                                             10787                      11101                      11220
                                                          10865                      11084                      11310
                                                          11113                      11402                      11577
                                                          11349                      11709                      11836

Mar. 31, 1997                                             11300                      11636                      11794

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.30%*
Year Ended 03/31/97                      4.80%
Since Inception (11/03/94) through
  03/31/97                               9.78%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.54%
Since Inception (10/21/93) through
  03/31/97                               3.98%

               PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.32%
Since Inception (12/27/93) through
  03/31/97                               4.68%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations South Carolina Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

      [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                         20-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                              GROWTH OF
                                  LEHMAN     INVESTMENT
                                  20-YEAR       WITH
MEASUREMENT PERIOD               MUNICIPAL   DISTRIBUTIONS
    (QUARTERLY)                 BOND INDEX     REINVESTED
NOV. 3, 1994                       10000       10000

NOV. 30, 1994                      10072       10291
                                   10970       11084
                                   11207       11343
                                   11511       11640

NOV. 30, 1995                      12185       12213

MAR. 31, 1996                      11914       11947
                                   12049       12034
                                   12394       12309
                                   12728       12574

MAR. 31, 1997                      12649       12520

                     INVESTOR N SHARES AS OF MARCH 31, 1997



                                              GROWTH OF
                                LEHMAN        INVESTMENT
                               20-YEAR           WITH
MEASUREMENT PERIOD             MUNICIPAL       DISTRIBUTIONS
   (QUARTERLY)                BOND INDEX         REINVESTED
OCT. 21, 1993                      10000       10000

NOV. 30, 1993                      10129       10110
                                    9427        9522
                                    9520        9552
                                    9570        9542

NOV. 30, 1994                       9385        9426
                                   10222       10153
                                   10442       10392
                                   10725       10666

NOV. 30, 1995                      11353       11193

MAR. 31, 1996                      11101       10942
                                   11084       11014
                                   11402       11260
                                   11709       11495

MAR. 31, 1997                      11636       11439

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX     REINVESTED
DEC. 27, 1993                10000          10000
                              9307           9451
                              9399           9499
                              9448           9507

NOV. 30, 1994                 9266           9408
                             10092          10153
                             10310          10411
                             10589          10706

NOV. 30, 1995                11209          11255

MAR. 31, 1996                10960          11023
                             11084          11117
                             11402          11386
                             11709          11646

MAR. 31, 1997                11636          11610

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

               NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS TENNESSEE MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Mathew M. Kiselak is Senior Portfolio Manager of Nations Tennessee Intermediate Municipal Bond Fund and Nations Tennessee Municipal Bond Fund and Product Manager, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Tennessee Intermediate Municipal Bond Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Tennessee Municipal Bond Fund seeks high current income exempt from federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Tennessee Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.33%, outperforming the Lipper Other States Intermediate Municipal Debt Funds Average return of 3.93%.

NATIONS TENNESSEE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Tennessee Municipal Bond Fund Investor A Shares provided a total return of 5.02%, outperforming the Lipper Tennessee Municipal Debt Funds Average return of 4.82%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kiselak shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Tennessee Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income tax and the Tennessee Hall Income Tax on unearned income. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Tennessee Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income tax and the Tennessee Hall Income Tax on unearned income. The portfolio is managed to maintain an average maturity of between ten and twenty years.

---------------

   * The performance shown includes the effect of fee waivers and/or reimbursements by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN TENNESSEE?

     Tennessee's very low debt burden, nearly exclusive use of general obligation debt and conservative financial policies all combine to earn the state a "Aaa" rating by Moody's Investors Service, Inc., a "AA+" from Standard & Poor's Corporation and a "AAA" from Fitch Investors Service, Inc. Tennessee's economy remains in a developing mode as the state continues to shift its growth in manufacturing to autos (Tennessee ranks third in the nation in automobile production) and related products from textiles. The lack of a state income tax means that Tennessee must rely on sales tax revenues as a main source of funds. This could prove to be a limiting factor were it not for Tennessee's strong pattern of job growth and growing population.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Tennessee Intermediate Municipal Bond Fund was 7.43 years, while the duration of the Fund was 4.94 years. The Fund held 33 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 8.45% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Tennessee Municipal Bond Fund was 14.34 years, while the duration of the Fund was 7.41 years. The Fund held 32 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 11.89% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Education                       2.6%
Pollution Control Revenue/
  Industrial Development
  Revenue                       9.8%
Housing Revenue                 5.8%
Water Revenue                   8.3%
Cash and Cash Equivalents       6.8%
Other                           2.6%
Power/Utilities Revenue         6.1%
General Obligation             23.4%
Pre-Refunded                    1.3%
Insured                        21.0%
Hospital                       12.3%


                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Memphis, Tennessee, Water Revenue, 5.900%
                                                                             01/01/04                                       8.4%
                                                                          2. Anderson County, Tennessee, Health and
                                                                             Educational Facilities Board, (Methodist
                                                                             Medical Center), 5.400% 07/01/04               5.3
                                                                          3. McMinn County, Tennessee, Industrial
                                                                             Development Board, PCR, Refunding, (Bowater
                                                                             Inc. Project), 6.850% 04/01/01                 4.5
                                                                          4. Puerto Rico, Industrial, Tourist,
                                                                             Educational, Medical and Environmental
                                                                             Control Facilities Financing Authority,
                                                                             (Ryder Memorial Hospital Project), Series A,
                                                                             6.400% 05/01/09                                4.2
                                                                          5. Williamson County, Tennessee, Capital Outlay
                                                                             Notes,
                                                                             5.700% 05/01/02                                4.1
                                                                          6. Metropolitan Government, Nashville and
                                                                             Davidson County, Tennessee, Refunding, GO,
                                                                             5.250% 05/15/07                                4.0
                                                                          7. Hamilton County, Tennessee, GO, 5.000%
                                                                             07/01/01                                       3.5
                                                                          8. Puerto Rico, Electric Power Authority, Power
                                                                             Revenue, Series P, 6.750% 07/01/03             3.5
                                                                          9. Commonwealth of Puerto Rico, Refunding, GO,
                                                                             5.500% 07/01/01                                3.3
                                                                         10. Puerto Rico, Housing, Bank and Finance
                                                                             Agency, Single-family Mortgage Revenue,
                                                                             (Affordable Housing Mortgage-Portfolio I),
                                                                             AMT, (GNMA/FNMA/FHLMC Collateral), 5.450%
                                                                             04/01/05                                       3.2

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.33%
Since Inception (04/02/93)
  through 03/31/97          4.70%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Tennessee Intermediate Municipal Bond Fund on April 2, 1993 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Apr. 2, 1993                                              10000                      10000                      10000
                                                          10264                      10277                      10233
                                                          10567                      10575                      10547

Nov. 30, 1993                                             10696                      10702                      10672
                                                          10286                      10298                      10220
                                                          10385                      10407                      10290
                                                          10455                      10507                      10333

Nov. 30, 1994                                             10342                      10405                      10177
                                                          10871                      10952                      10763
                                                          11104                      11263                      11015
                                                          11377                      11585                      11258

Nov. 30, 1995                                             11694                      11878                      11594

Mar. 31, 1996                                             11628                      11835                      11514
                                                          11679                      11887                      11569
                                                          11890                      12100                      11766
                                                          12147                      12396                      12025

Mar. 31, 1997                                             12140                      12382                      12012

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

              INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.58%*
Year Ended 03/31/97                      4.08%
Since Inception (11/03/94) through
  03/31/97                               7.36%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

              INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.02%
Since Inception (06/10/93) through
  03/31/97                               4.29%

              PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.54%
Since Inception (04/13/93) through
  03/31/97                               4.75%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Tennessee Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]
                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                           GROWTH OF
                           INVESTMENT       LEHMAN
                              WITH          7-YEAR
MEASUREMENT PERIOD        DISTRIBUTIONS    MUNICIPAL
   (QUARTERLY)              REINVESTED     BOND INDEX
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10113          10004
                             10688          10529
                             10928          10828
                             11160          11138

NOV. 30, 1995                11485          11419

MAR. 31, 1996                11399          11378
                             11446          11428
                             11634          11633
                             11884          11917

MAR. 31, 1997                11864          11904

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD          MUNICPAL     DISTRIBUTIONS
   (QUARTERLY)             BOND INDEX     REINVESTED
JUNE 10, 1993                10000          10000
                             10479          10416

NOV. 30, 1993                10605          10530
                             10205          10076
                             10312          10136
                             10411          10171

NOV. 30, 1994                10310          10009
                             10852          10578
                             11160          10817
                             11480          11048

NOV. 30, 1995                11769          11369

MAR. 31, 1996                11727          11282
                             11778          11328
                             11990          11512
                             12283          11757

MAR. 31, 1997                12269          11735

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                           GROWTH OF
                            LEHMAN        INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
APR. 13, 1993                10000          10000
                             10277          10168
                             10575          10485

NOV. 30, 1993                10702          10613
                             10298          10168
                             10407          10242
                             10507          10290

NOV. 30, 1994                10405          10139
                             10952          10729
                             11263          10985
                             11585          11233

NOV. 30, 1995                11878          11574

MAR. 31, 1996                11835          11499
                             11887          11560
                             12100          11763
                             12396          12028

MAR. 31, 1997                12382          12021

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

General Obligation            29.1%
Insured                       26.2%
Other                          2.7%
Cash and Cash Equivalents      5.5%
Pre-Refunded                   3.1%
Power/Utilities Revenue        6.8%
Water Revenue                  2.6%
Pollution Control Revenue/
  Industrial Development
  Revenue                     17.8%
Hospital                       6.2%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Humphreys County, Tennessee, Industrial
                                                                             Development Board, Solid Waste Disposal
                                                                             Revenue, (du Pont (E.I.) de Nemours & Company
                                                                             Project), AMT, 6.700% 05/01/24                 5.9%
                                                                          2. Commonwealth of Puerto Rico, Refunding, GO,
                                                                             5.500% 07/01/01                                4.6
                                                                          3. Knox County, Tennessee, Health, Educational
                                                                             and Housing Facilities Board, Hospital
                                                                             Facilities Revenue, Refunding and
                                                                             Improvement, (Baptist Health System of East
                                                                             Tennessee, Inc. Project), (CONNIE LEE
                                                                             Insured), 5.500% 04/15/11                      4.3
                                                                          4. Shelby County, Tennessee, GO, Series A,
                                                                             5.125% 03/01/18                                4.1
                                                                          5. Metropolitan Government, Nashville and
                                                                             Davidson County, Tennessee, Electric Revenue,
                                                                             Series A, 5.625% 05/15/14                      3.9
                                                                          6. Knox County, Tennessee, Health, Educational
                                                                             and Housing Facilities Board, Hospital
                                                                             Facilities Revenue, Refunding and
                                                                             Improvement, (Fort Sanders Alliance Project),
                                                                             (MBIA Insured), 7.250% 01/01/09                3.9
                                                                          7. Metropolitan Government, Nashville and
                                                                             Davidson County, Tennessee, Water and Sewer
                                                                             Revenue, (FGIC Insured), 6.500% 01/01/10       3.7
                                                                          8. Rutherford County, Tennessee, Public
                                                                             Improvement, GO, 6.000% 04/01/06               3.6
                                                                          9. Metropolitan Government, Nashville and
                                                                             Davidson County, Tennessee, Health and
                                                                             Educational Facilities Board Revenue,
                                                                             Refunding and Improvement, (Meharry Medical
                                                                             College Project), (AMBAC Insured), 6.000%
                                                                             12/01/09                                       3.5
                                                                         10. Metropolitan Government, Nashville and
                                                                             Davidson County, Tennessee, Health and
                                                                             Educational Facilities Board Revenue,
                                                                             Refunding and Improvement, (Meharry Medical
                                                                             College Project), (AMBAC Insured), 6.000%
                                                                             12/01/16                                       3.4

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.02%
Since Inception (11/02/93)
  through 03/31/97          4.65%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Tennessee Municipal Bond Fund on November 2, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Tennessee Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Tennessee.

                                                      LIPPER TENNESSEE                                    GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                  MUNICIPAL DEBT FUNDS     LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
   (QUARTERLY)                                             AVERAGE                   BOND INDEX                 REINVESTED
Nov. 2, 1993                                              10000                      10000                      10000

Nov. 30, 1993                                             10075                      10129                      10175
                                                           9532                       9427                       9524
                                                           9599                       9520                       9589
                                                           9640                       9570                       9613

Nov. 30, 1994                                              9476                       9385                       9496
                                                          10095                      10222                      10249
                                                          10273                      10442                      10474
                                                          10493                      10725                      10756

Nov. 30, 1995                                             10938                      11353                      11320

Mar. 31, 1996                                             10748                      11101                      11119
                                                          10835                      11084                      11181
                                                          11062                      11402                      11433
                                                          11297                      11709                      11723

Mar. 31, 1997                                             11278                      11636                      11678

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

            INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.21%*
Year Ended 03/31/97                      4.71%
Since Inception (11/03/94) through
  03/31/97                               9.92%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

            INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.45%
Since Inception (10/21/93) through
  03/31/97                               3.69%

              PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.23%
Since Inception (03/02/94) through
  03/31/97                               5.81%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Tennessee Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

      [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                         20-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10072          10306
                             10970          11109
                             11207          11337
                             11511          11627

NOV. 30, 1995                12185          12219

MAR. 31, 1996                11914          11995
                             12049          12052
                             12394          12315
                             12728          12617

MAR. 31, 1997                12649          12559

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN      INVESTMENT
                            20- YEAR        WITH
MEASUREMENT PERIOD         MUNICIPAL    DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
OCT. 21, 1993                10000          10000

NOV. 30, 1993                10129          10049
                              9427           9392
                              9520           9443
                              9570           9453

NOV. 30, 1994                 9385           9326
                             10222          10052
                             10442          10258
                             10725          10520

NOV. 30, 1995                11353          11057

MAR. 31, 1996                11101          10847
                             11084          10892
                             11402          11122
                             11709          11388

MAR. 31, 1997                11636          11329

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
MAR. 2, 1994                 10000          10000
                              9647           9473
                              9567           9718
                              9617           9746

NOV. 30, 1994                 9431           9633
                             10272          10402
                             10493          10635
                             10778          10927

NOV. 30, 1995                11409          11506

MAR. 31, 1996                11155          11308
                             11282          11376
                             11605          11639
                             11918          11940

MAR. 31, 1997                11843          11900

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                 NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                       NATIONS TEXAS MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     Mathew M. Kiselak is Senior Portfolio Manager of Nations Texas Intermediate Municipal Bond Fund and Nations Texas Municipal Bond Fund and Product Manager, Municipal Fixed Income Management for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Texas Intermediate Municipal Bond Fund seeks high current income exempt from federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Texas Municipal Bond Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Texas Intermediate Municipal Bond Fund Investor A Shares provided a total return of 4.17%, outperforming the Lipper Other States Intermediate Municipal Debt Funds Average return of 3.93%.

NATIONS TEXAS MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Texas Municipal Bond Fund Investor A Shares provided a total return of 4.78%, underperforming the Lipper Texas Municipal Debt Funds Average return of 5.10%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kiselak shares her views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Texas Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Texas Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

     Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN TEXAS?

     Texas has proven its ability to adapt and rebound to a changing economic environment, both within the state and abroad. As the oil and gas industry continues its decline in the state, construction, manufacturing and services seem to be compensating for this decline. Despite budget deficits in the mid-1980's, Texas has historically taken a conservative approach to financial management as is reflected in the state's "Aa" rating from Moody's Investors Service, Inc., "AA" from Standard & Poor's Corporation and "AA+" from Fitch Investors Service, Inc. Although Texas has consistently led the U.S. in employment growth, unemployment in Texas is above the national average. This is due, in part, to the heavy migration into the state (In 1994 Texas replaced New York as the second most populous state). The strong debt position that the state currently enjoys will be put to the test as welfare reform and growing infrastructure needs (e.g., schools and prisons) increase the need for further debt issuance.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Texas Intermediate Municipal Bond Fund was 8.02 years, while the duration of the Fund was 5.53 years. The Fund held 28 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 17.47% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Texas Municipal Bond Fund was 12.63 years, while the duration of the Fund was 7.44 years. The Fund held 25 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 15.85% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

   ** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                        12.5%
Education                       12.8%
Pollution Control Revenue/
  Industrial Development
  Revenue                        9.2%
Housing Revenue                 10.0%
Cash and Cash Equivalents        1.2%
General Obligations             20.2%
Pre-Refunded                    10.8%
Insured                         23.3%


                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Arlington, Texas, Independent School
                                                                             District, GO, (PSFG Insured), 5.800% 02/15/02  7.3%
                                                                          2. Alliance Airport Authority Inc., Texas,
                                                                             Special Facilities Revenue, (American
                                                                             Airlines Inc. Project), AMT, 7.000% 12/01/11   5.6
                                                                          3. Travis County, Texas, Limited Tax Revenue
                                                                             Refunding, Series A, (MBIA Insured), 5.750%
                                                                             03/01/06                                       5.4
                                                                          4. Texas State, Public Finance Authority,
                                                                             Building Revenue, Series A, (AMBAC Insured),
                                                                             6.000% 10/01/06                                4.5
                                                                          5. Maricopa County, Arizona, Unified School
                                                                             District No. 69, (Paradise Valley Refunding
                                                                             Project), GO, (MBIA Insured), 6.350% 07/01/10  3.8
                                                                          6. Garland, Texas, Independent School District,
                                                                             GO, (PSFG Insured), 5.500% 02/15/00            3.8
                                                                          7. Tarrant County, Texas, GO, 6.750% 07/15/07     3.7
                                                                          8. Harris County, Texas, Health Facilities
                                                                             Development Authority, Memorial Hospital,
                                                                             6.700% 06/01/00                                3.7
                                                                          9. Lower Colorado River Authority, Texas,
                                                                             Revenue Refunding, Series A, (AMBAC Insured),
                                                                             6.400% 01/01/01                                3.7
                                                                         10. Texas A&M University, Revenue Financing
                                                                             System, Refunding, 5.950% 05/15/05             3.7

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.17%
Since Inception (02/04/93)
  through 03/31/97          4.57%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Texas Intermediate Municipal Bond Fund on February 4, 1993 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and which are exempt from taxation on a specified city or state basis.

                                                    LIPPER OTHER STATES                                   GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Feb. 4, 1993                                              10000                      10000                      10000
                                                          10189                      10171                      10098
                                                          10459                      10453                      10332
                                                          10767                      10756                      10614

Nov. 30, 1993                                             10902                      10885                      10713
                                                          10482                      10475                      10282
                                                          10583                      10585                      10390
                                                          10654                      10687                      10459

Nov. 30, 1994                                             10546                      10583                      10336
                                                          11083                      11139                      10841
                                                          11322                      11456                      11060
                                                          11597                      11784                      11313

Nov. 30, 1995                                             11921                      12081                      11650

Mar. 31, 1996                                             11854                      12038                      11560
                                                          11905                      12090                      11594
                                                          12118                      12307                      11814
                                                          12381                      12608                      12050

Mar. 31, 1997                                             12373                      12594                      12041

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

              INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.37%*
Year Ended 03/31/97                      3.87%
Since Inception (11/03/94) through
  03/31/97                               6.96%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

               INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.87%
Since Inception (06/22/93) through
  03/31/97                               3.96%

                PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      4.37%
Since Inception (01/12/93) through
  03/31/97                               5.15%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Texas Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years.

Each chart assumes the reinvestment of all distributions.

      [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                          7-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN      INVESTMENT
                             7-YEAR         WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10004          10162
                             10529          10650
                             10828          10857
                             11138          11098

NOV. 30, 1995                11419          11419

MAR. 31, 1996                11378          11323
                             11428          11347
                             11633          11555
                             11917          11776

MAR. 31, 1997                11904          11759

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
JUNE 22, 1993                10000          10000
                             10290          10315

NOV. 30, 1993                10414          10402
                             10021           9975
                             10127          10073
                             10224          10131

NOV. 30, 1994                10125          10005
                             10657          10486
                             10960          10690
                             11273          10927

NOV. 30, 1995                11558          11243

MAR. 31, 1996                11516          11148
                             11567          11173
                             11774          11377
                             12062          11595

MAR. 31, 1997                12048          11578

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
JAN. 12, 1993                10000          10000
                             10319          10286
                             10605          10528
                             10913          10820

NOV. 30, 1993                11044          10925
                             10627          10490
                             10739          10605
                             10843          10681

NOV. 30, 1994                10738          10561
                             11302          11082
                             11623          11311
                             11955          11576

NOV. 30, 1995                12257          11926

MAR. 31, 1996                12213          11840
                             12266          11881
                             12486          12113
                             12792          12361

MAR. 31, 1997                12777          12358

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

General Obligation              24.9%
Insured                         27.2%
Other                            2.7%
Transportation                   5.7%
Water Revenue                    3.9%
Education                        6.0%
Pollution Control Revenue/
  Industrial Development
  Revenue                       12.8%
Hospital                         6.1%
Pre-Refunded                    10.7%

                                           -------------------------------------
                                              TOP TEN PORTFOLIO HOLDINGS AS A
                                               % OF NET ASSETS AS OF 3/31/97

                                                                          1. Irving, Texas, Independent School District,
                                                                             Capital
                                                                             Appreciation Refunding, GO, (PSFG Insured),
                                                                             Zero Coupon 02/15/02                           7.3%
                                                                          2. Lucas County, Ohio, Hospital Revenue, (Flower
                                                                             Hospital Project), 6.125% 12/01/13             6.6
                                                                          3. Red River Authority, Texas, PCR, (Hoechst
                                                                             Celanese Corporation Project), AMT, 6.875%
                                                                             04/01/17                                       6.6
                                                                          4. Tarrant County, Texas, Health Facilities
                                                                             Development Corporation, Health System
                                                                             Revenue, (Harris Methodist Health System),
                                                                             6.000% 09/01/10                                6.4
                                                                          5. Trinity River Authority, Texas, PCR, (Texas
                                                                             Instruments Inc. Project), 6.200% 03/01/20     6.1
                                                                          6. Arapahoe County, Colorado, Capital
                                                                             Improvements Highway Revenue, Series E,
                                                                             6.500% 08/31/05                                5.7
                                                                          7. Dallas-Fort Worth, Texas, Regional Airport
                                                                             Revenue Refunding, Series A, (MBIA Insured),
                                                                             6.000% 11/01/09                                4.8
                                                                          8. Sherman, Texas, Independent School District,
                                                                             GO, (PSFG Insured), 6.500% 02/15/20            4.0
                                                                          9. Texas State, Water Development Board Revenue,
                                                                             State Revolving Fund, Senior Lien, 6.400%
                                                                             07/15/08                                       3.9
                                                                         10. Plano, Texas, Independent School District,
                                                                             GO, (PSFG Insured), 7.250% 02/15/04            3.5

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         4.78%
Since Inception (12/17/93)
  through 03/31/97          3.78%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Texas Municipal Bond Fund on December 17, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Texas Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Texas.

                                                                                                          GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                 LIPPER TEXAS MUNICIPAL    LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
   (QUARTERLY)                                       DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 17, 1993                                             10000                      10000                      10000
                                                           9307                       9394                       9299
                                                           9399                       9483                       9351
                                                           9448                       9517                       9339

Nov. 30, 1994                                              9266                       9383                       9181
                                                          10092                      10065                       9913
                                                          10310                      10268                      10164
                                                          10589                      10501                      10438

Nov. 30, 1995                                             11209                      11019                      10980

Mar. 31, 1996                                             10960                      10828                      10780
                                                          11084                      10903                      10888
                                                          11402                      11149                      11099
                                                          11709                      11413                      11374

Mar. 31, 1997                                             11391                      11636                      11296

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

              INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      3.97%*
Year Ended 03/31/97                      4.47%
Since Inception (11/03/94) through
  03/31/97                               9.74%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

              INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.21%
Since Inception (10/21/93) through
  03/31/97                               3.00%

               PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.00%
Since Inception (02/03/94) through
  03/31/97                               3.63%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Texas Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 20-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
NOV. 3, 1994                 10000          10000

NOV. 30, 1994                10072          10264
                             10970          11067
                             11207          11331
                             11511          11620

NOV. 30, 1995                12185          12205

MAR. 31, 1996                11914          11974
                             12049          12084
                             12394          12310
                             12728          12606

MAR. 31, 1997                12649          12509

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
  (QUARTERLY)             BOND INDEX       REINVESTED
OCT. 21, 1993                10000          10000

NOV. 30, 1993                10129          10006
                              9427           9266
                              9520           9306
                              9570           9280

NOV. 30, 1994                 9385           9110
                             10222           9823
                             10442          10059
                             10725          10316

NOV. 30, 1995                11353          10836

MAR. 31, 1996                11101          10625
                             11084          10717
                             11402          10909
                             11709          11164

MAR. 31, 1997                11636          11072

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN        INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
FEB. 3, 1994                 10000          10000
                              9191           9159
                              9282           9215
                              9331           9207

NOV. 30, 1994                 9151           9056
                              9967           9783
                             10182          10036
                             10457          10312

NOV. 30, 1995                11070          10852

MAR. 31, 1996                10824          10660
                             10947          10772
                             11260          10987
                             11563          11265

MAR. 31, 1997                11491          11193

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

               NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                      NATIONS VIRGINIA MUNICIPAL BOND FUND
                           PERFORMANCE AND COMMENTARY

PORTFOLIO MANAGER

     John C. Kohl is Senior Portfolio Manager of Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund and Managing Director, Fixed Income for TradeStreet Investment Associates, Inc., investment sub-adviser to the Funds.

INVESTMENT OBJECTIVE

     Nations Virginia Intermediate Municipal Bond Fund seeks high current income exempt from federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

     Nations Virginia Municipal Bond Fund seeks high current income exempt from federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

PERFORMANCE REVIEW*

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Virginia Intermediate Municipal Bond Fund Investor A Shares provided a total return of 3.71%, outperforming the Lipper Virginia Intermediate Municipal Debt Funds Average of 3.55%.

NATIONS VIRGINIA MUNICIPAL BOND FUND

     For the one-year period ended March 31, 1997, Nations Virginia Municipal Bond Fund Investor A Shares provided a total return of 5.23%, outperforming the Lipper Virginia Municipal Debt Funds Average of 4.92%.

PORTFOLIO MANAGER COMMENTARY

     In the following interview, Mr. Kohl shares his views on financial market conditions and Fund performance for the one-year period ended March 31, 1997.

BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUNDS.

     Our investment philosophy strives to achieve total return to the extent consistent with the Funds' investment objective by maintaining a focus on income exempt from federal and state income taxes. Additionally, care is taken to limit the distribution of capital gains when consistent with the prudent management of the Funds. We use a combination of strategies among which are duration management (managing the Funds' sensitivity to interest rates), market sector selection and review of individual credits. By maintaining a well-diversified portfolio, we limit the Funds' vulnerability to significant difficulties in any single credit or market sector.

     Nations Virginia Intermediate Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and Virginia state taxes. The portfolio is managed to maintain an average maturity of between three and ten years.

     Nations Virginia Municipal Bond Fund focuses on investment grade municipal bonds exempt from federal and Virginia state income taxes. The portfolio is managed to maintain an average maturity of between ten and twenty years.

     The Funds balance their investments between high quality investment grade issues for reduced credit risk and liquidity, and lower quality investment grade issues (BBB) for the additional yield potential they provide.

---------------

   * The performance shown includes the effect of fee waivers by the investment adviser, the administrator and/or the custodian. Such fee waivers have the effect of increasing total return.

     In periods of falling interest rates, we will extend the average portfolio maturity toward the maximum limit to benefit from the greater capital appreciation potential of longer-term bonds. When interest rates are rising, we'll shorten the average maturity to protect the Funds' net asset value from the price erosion that comes with higher interest rates.

HOW DID MARKET CONDITIONS AFFECT THE FUNDS' PERFORMANCE?

     The reporting period was a volatile time for interest rates. Interest rate volatility was lessened in the municipal market due to strong supply and demand dynamics -- modest supply conditions and strong demand from property and casualty insurance companies. Due to these conditions, municipal bonds outperformed their U.S. Treasury counterparts during the year. (For additional information, please refer to the "general municipal bond market comments" on page 5.)

Over the reporting period, the key factor influencing Fund performance was duration management. We focused on positioning the Funds appropriately in a changing interest rate environment and the Funds' returns reflect this positioning. Owing to our belief that interest rates would increase, the Funds were slightly short duration during the first four months of the fiscal year and then moved to a neutral to slightly long position until January, when durations were shortened again in anticipation of rising interest rates. Additionally, security selection played a role in performance as structural aspects of an individual security become more significant in periods of interest rate volatility. Sector rotation had little impact on Fund performance because credit spreads between sectors universally remain compressed.

WHAT'S THE ECONOMIC ENVIRONMENT IN VIRGINIA?

     The state of Virginia has earned its "Aaa" rating from Moody's Investors Service, Inc. and "AAA" rating from Standard & Poor's Corporation and Fitch Investors Service, Inc. by having a low relative tax rate, high per capita income and strong growth in service sector jobs. A very high share of the state's population is college educated, so it's no surprise that Virginia has the highest per capita income of any of the southern states. Virginia has also maintained a low unemployment rate despite strong growth in the labor force and declining federal investment. Virginia has been the relocation site of choice for many high-tech companies (such as IBM, Gateway and Motorola) whose presence has served to strengthen city and county tax bases. Virginia's prudent financial management and low debt burden should help to insulate it from any government cutbacks in defense and related areas.

WHAT ARE THE FUNDS' CURRENT PORTFOLIO CHARACTERISTICS?**

     As of March 31, 1997, the average portfolio maturity of Nations Virginia Intermediate Municipal Bond Fund was 8.12 years, while the duration of the Fund was 5.50 years. The Fund held 114 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 5.84% of the Fund.

     As of March 31, 1997, the average portfolio maturity of Nations Virginia Municipal Bond Fund was 17.08 years, while the duration of the Fund was 8.05 years. The Fund held 30 issues with an average credit rating of "Aa" by Moody's Investors Service, Inc. Issues whose income is subject to the federal Alternative Minimum Tax made up 14.16% of the Fund.

WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET IN 1997?

     State and local government finances continue to benefit from the economy's expansion, providing support for the market from a credit standpoint. Modest new issue supply should help the municipal bond market outperform taxable counterparts. However, the market will be facing challenges as structural changes in our welfare system begin to have an impact on state and local government finances. As the competitive environment for utilities and healthcare changes, these market segments will bear monitoring over the next few years.

---------------

** Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook. Also, the outlook of this Fund's portfolio manager may differ from that of other Nations Funds' portfolio managers.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Transportation                  7.4%
Cash and Cash Equivalents       1.3%
Other                           2.6%
Power/Utilities Revenue         0.6%
General Obligation             38.6%
Pre-Refunded                    9.4%
Insured                        14.8%
Hospital                        4.2%
Education                       7.7%
Pollution Control Revenue/
  Industrial Development
  Revenue                       3.8%
Housing Revenue                 2.9%
Water Revenue                   6.7%


                                           -------------------------------------
                                               TOP TEN PORTFOLIO HOLDINGS AS A
                                                % OF NET ASSETS AS OF 3/31/97

                                                                         1. Chesapeake, Virginia, Revenue Refunding,
                                                                             5.125% 12/01/05                                2.8%
                                                                          2. Virginia State Transportation Board
                                                                             Authority, Contract Revenue, Route 58, Series
                                                                             A, 5.500% 05/15/09                             2.4
                                                                          3. Newport News, Virginia, Public Improvement,
                                                                             Series B, 5.200% 11/01/04                      2.3
                                                                          4. Southeastern Public Service Authority,
                                                                             Virginia,
                                                                             Series A, (MBIA Insured), 5.100% 07/01/08      2.2
                                                                          5. Hanover County, Virginia, Industrial
                                                                             Development Authority Revenue, (Memorial
                                                                             Regional Medical Center Project), (MBIA
                                                                             Insured), 5.500% 08/15/25                      2.1
                                                                          6. Virginia State, Public School Authority
                                                                             Revenue,
                                                                             5.750% 01/01/00                                2.0
                                                                          7. Augusta County, Virginia, Industrial
                                                                             Development Authority, Pre-refunded, 7.000%
                                                                             09/01/01                                       1.7
                                                                          8. Henrico County, Virginia, Public Improvement
                                                                             Authority, 4.700% 01/15/02                     1.6
                                                                          9. Fairfax County, Virginia, Public Improvement,
                                                                             GO, Series A, 4.900% 06/01/04                  1.6
                                                                         10. Henrico County, Virginia, Industrial
                                                                             Development Authority Revenue, Solid Waste,
                                                                             (Browning-Ferris Industries Inc. Project),
                                                                             5.300% 12/01/11                                1.6

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         3.71%
Five Years Ended 03/31/97   5.57%
Since Inception (12/05/89)
  through 03/31/97          6.16%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Virginia Intermediate Municipal Bond Fund on December 5, 1989 (inception date). The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. Funds included in the Lipper Virginia Intermediate Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues which are exempt from taxation in Virginia, with dollar-weighted average maturities of 5 to 10 years. The Lehman 7-year Municipal Bond Index measures the performance of the municipal bonds comprising the index for the 7-year period beginning on 12/31/89. Please note, however, that Primary A Shares and Investor A Shares commenced operations on 9/20/89 and 12/5/89, respectively. Therefore, the 7-year performance illustrated by the Lehman 7-Year Municipal Bond Index includes the performance of the Lehman 10-year Municipal Bond Index for the three-month (for Primary A Shares) and one- month (Investor A Shares) periods preceding 12/31/89.

                                                      LIPPER VIRGINIA                                     GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                INTERMEDIATE MUNICIPAL    LEHMAN 7-YEAR MUNICIPAL       WITH DISTRIBUTIONS
   (QUARTERLY)                                      DEBT FUNDS AVERAGE             BOND INDEX                 REINVESTED
Dec. 5, 1989                                              10000                      10000                      10000
                                                          10031                      10103                      10028
                                                          10116                      10147                      10149
                                                          10287                      10380                      10320
                                                          10371                      10452                      10404

Nov. 30, 1990                                             10751                      10852                      10785
                                                          10965                      11110                      11000
                                                          11121                      11302                      11157
                                                          11428                      11732                      11465

Nov. 30, 1991                                             11789                      12118                      11827
                                                          11776                      12108                      11814
                                                          12151                      12538                      12187
                                                          12422                      12882                      12454

Nov. 30, 1992                                             12609                      13092                      12637
                                                          12956                      13511                      12992
                                                          13361                      13885                      13381
                                                          13742                      14288                      13757

Nov. 30, 1993                                             13884                      14459                      13890
                                                          13316                      13914                      13320
                                                          13412                      14060                      13410
                                                          13447                      14196                      13434

Nov. 30, 1994                                             13286                      14058                      13270
                                                          13982                      14797                      13959
                                                          14356                      15217                      14325
                                                          14667                      15653                      14628

Nov. 30, 1995                                             15064                      16048                      15017

Mar. 31, 1996                                             14989                      15990                      14935
                                                          15056                      16060                      14994
                                                          15297                      16348                      15226
                                                          15640                      16748                      15560

Mar. 31, 1997                                             15576                      16729                      15489

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON - INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

             INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      2.90%*
Year Ended 03/31/97                      3.40%
Since Inception (06/17/92) through
  03/31/97                               4.84%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed within
 one year of purchase

             INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      3.40%
Since Inception (06/07/93) through
  03/31/97                               3.98%

               PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      3.92%
Five Years Ended 03/31/97                5.75%
Since Inception (09/20/89) through
  03/31/97                               6.31%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Virginia Intermediate Municipal Bond Fund from the date each class of shares was first offered. The Lehman 7-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 7 to 8 years. The Lehman 7-Year Municipal Bond Index measures the performance of the municipal bonds comprising the index for the 7-year period beginning on 12/31/89. Please note, however, that Primary A Shares and Investor A Shares commenced operations on 9/20/89 and 12/5/89, respectively. Therefore, the 7-year performance illustrated by the Lehman 7-Year Municipal Bond Index includes the performance of the Lehman 10-Year Municipal Bond Index for the three-month (for Primary A Shares) and one-month (Investor A Shares) periods preceding 12/31/89.

Each chart assumes the reinvestment of all distributions.

          [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED,
                      LEHMAN 7-YEAR MUNICIPAL BOND INDEX]


                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                             LEHMAN      INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX       REINVESTED
JUNE 17, 1992                10000          10000
                             10275          10264

NOV. 30, 1992                10442          10399
                             10776          10666
                             11074          10978
                             11396          11270

NOV. 30, 1993                11633          11361
                             11088          10879
                             11214          10944
                             11322          10955

NOV. 30, 1994                11213          10813
                             11802          11366
                             12137          11655
                             12484          11893

NOV. 30, 1995                12788          12200

MAR. 31, 1996                12753          12124
                             12809          12163
                             13038          12342
                             13358          12604

MAR. 31, 1997                13342          12537

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR           WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
  (QUARTERLY)             BOND INDEX       REINVESTED
JUNE 7, 1993                 10000          10000
                             10183          10143
                             10478          10419

NOV. 30, 1993                10806          10509
                             10208          10069
                             10312          10130
                             10411          10140

NOV. 30, 1994                10310          10009
                             10862          10521
                             11160          10788
                             11480          11009

NOV. 30, 1995                11709          11293

MAR. 31, 1996                11727          11222
                             11778          11259
                             11880          11424
                             12283          11666

MAR. 31, 1997                12269          11604

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            7-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
   (QUARTERLY)            BOND INDEX      REINVESTED
SEPT. 20, 1989                10000          10000

NOV. 30, 1989                 10389          10175
                              10435          10296
                              10673          10470
                              10747          10556

NOV. 30, 1990                 11159          10942
                              11425          11160
                              11622          11319
                              12063          11632

NOV. 30, 1991                 12460          11999
                              12451          11986
                              12893          12367
                              13247          12643

NOV. 30, 1992                 13463          12834
                              13893          13187
                              14277          13599
                              14692          13987

NOV. 30, 1993                 14868          14127
                              14307          13553
                              14458          13651
                              14597          13681

NOV. 30, 1994                 14456          13521
                              15215          14229
                              15648          14610
                              16095          14927

NOV. 30, 1995                 16502          15331

MAR. 31, 1996                 16442          15255
                              16514          15323
                              16810          15567
                              17222          15917

MAR. 31, 1997                 17202          15852

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

---------------------------------------------
PORTFOLIO BREAKDOWN AS A % OF TOTAL
INVESTMENTS AS OF 3/31/97 (UNAUDITED)

Hospital                                5.0%
Pollution Control Revenue/Industrial
  Development Revenue                  23.2%
Education                               8.2%
Water Revenue                          13.5%
Other                                   4.5%
Cash and Cash Equivalents               3.0%
Insured                                32.5%
General Obligation                     10.1%



                                        -------------------------------------
                                             TOP TEN PORTFOLIO HOLDINGS AS A
                                              % OF NET ASSETS AS OF 3/31/97

                                                                          1. Rivanna, Virginia, Regional Water and Sewer
                                                                             Authority, Regional Water and Sewer Systems
                                                                             Revenue Refunding, 6.450% 10/01/12             7.1%
                                                                          2. Prince William County, Virginia, Industrial
                                                                             Development Authority, Lease Revenue, (ATCC
                                                                             Project), 6.000% 02/01/14                      4.9
                                                                          3. Staunton, Virginia, Industrial Development
                                                                             Authority, Educational Facilities Revenue,
                                                                             (Mary Baldwin College Project), 6.600%
                                                                             11/01/14                                       4.8
                                                                          4. Fairfax County, Virginia, Sewer Revenue
                                                                             Refunding,
                                                                             (AMBAC Insured), 5.500% 11/15/13               4.8
                                                                          5. Puerto Rico, Electric Power Authority, Power
                                                                             Revenue Refunding, Series Y, (MBIA Insured),
                                                                             6.500% 07/01/06                                4.7
                                                                          6. Augusta County, Virginia, Industrial
                                                                             Development Authority, Hospital Revenue
                                                                             Refunding, (Augusta Hospital Corporation),
                                                                             (AMBAC Insured), 5.500% 09/01/15               4.7
                                                                          7. Richmond, Virginia, Metropolitan Expressway
                                                                             Authority, Revenue Refunding, Series B, (FGIC
                                                                             Insured),
                                                                             6.250% 07/15/22                                4.0
                                                                          8. West Point, Virginia, Industrial Development
                                                                             Authority, Solid Waste Disposal Revenue,
                                                                             (Chesapeake Corporation Project), Series A,
                                                                             AMT, 6.375% 03/01/19                           4.0
                                                                          9. Giles County, Virginia, Industrial
                                                                             Development Authority, Revenue Exempt
                                                                             Facilities, (Hoechst Celanese Corporation
                                                                             Project), AMT, 5.950% 12/01/25                 3.9
                                                                         10. Loudoun County, Virginia, Industrial
                                                                             Development Authority, Hospital Revenue,
                                                                             (Loudoun Hospital Center), (FSA Insured),
                                                                             5.600% 06/01/09                                3.7

--------------------------------------------------------------------------------
            PERFORMANCE COMPARISON - INVESTOR A SHARES AS OF 3/31/97

AVERAGE ANNUAL TOTAL RETURN
INVESTOR A SHARES
---------------------------------

Year Ended 03/31/97         5.23%
Since Inception (11/08/93)
  through 03/31/97          3.89%

The chart to the right shows the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Virginia Municipal Bond Fund on November 8, 1993 (inception date). The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years. Funds included in the Lipper Virginia Municipal Debt Funds Average limit their assets to those securities which are exempt from taxation in Virginia.

                                                      LIPPER VIRGINIA                                     GROWTH OF INVESTMENT
MEASUREMENT PERIOD                                  MUNICIPAL DEBT FUNDS     LEHMAN 20-YEAR MUNICIPAL      WITH DISTRIBUTIONS
 (QUARTERLY)                                              AVERAGE                   BOND INDEX                 REINVESTED
Nov. 8, 1993                                              10000                      10000                      10000

Nov. 30, 1993                                             10084                      10129                      10207
                                                           9469                       9427                       9345
                                                           9493                       9520                       9366
                                                           9533                       9570                       9375

Nov. 30, 1994                                              9389                       9385                       9234
                                                          10049                      10222                       9985
                                                          10250                      10442                      10218
                                                          10482                      10725                      10511

Nov. 30, 1995                                             10985                      11353                      11040

Mar. 31, 1996                                             10765                      11101                      10816
                                                          10840                      11084                      10892
                                                          11088                      11402                      11168
                                                          11329                      11709                      11425

Mar. 31, 1997                                             11279                      11636                      11382

Assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Portfolio characteristics and outlook were current as of March 31, 1997, are subject to change and may not be representative of current characteristics and outlook.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON -INVESTOR C, INVESTOR N AND PRIMARY A SHARES AS OF
                                 MARCH 31, 1997

AVERAGE ANNUAL TOTAL RETURNS

              INVESTOR C SHARES
----------------------------------------------
Year Ended 03/31/97                      4.42%*
Year Ended 03/31/97                      4.92%
Since Inception (11/03/94) through
  03/31/97                               9.90%
*adjusted for maximum contingent
 deferred sales charge of 0.50% when
 Investor C Shares are redeemed
 within one year of purchase

              INVESTOR N SHARES
----------------------------------------------
Year Ended 03/31/97                      4.65%
Since Inception (10/21/93) through
  03/31/97                               2.82%

               PRIMARY A SHARES
----------------------------------------------
Year Ended 03/31/97                      5.44%
Since Inception (01/11/94) through
  03/31/97                               3.50%

The charts to the right show the growth in value of a hypothetical $10,000 investment in Investor C, Investor N and Primary A Shares of Nations Virginia Municipal Bond Fund from the date each class of shares was first offered. The Lehman 20-Year Municipal Bond Index is a broad based, unmanaged, total return index composed of investment grade bonds with maturities of 18 to 22 years.

Each chart assumes the reinvestment of all distributions.

      [LEGEND--GROWTH OF INVESTMENT WITH DISTRIBUTIONS REINVESTED, LEHMAN
                         20-YEAR MUNICIPAL BOND INDEX]

                            PERFORMANCE COMPARISONS

                     INVESTOR C SHARES AS OF MARCH 31, 1997

                                             GROWTH OF
                                  LEHMAN     INVESTMENT
                                  20-YEAR       WITH
MEASUREMENT PERIOD               MUNICIPAL  DISTRIBUTIONS
   (QUARTERLY)                  BOND INDEX    REINVESTED
NOV. 3, 1994                       10000       10000

NOV. 30, 1994                      10072       10279
                                   10970       11101
                                   11207       11343
                                   11511       11652

NOV. 30, 1995                      12185       12222

MAR. 31, 1996                      11914       11966
                                   12049       12041
                                   12394       12336
                                   12728       12611

MAR. 31, 1997                      12649       12554

                     INVESTOR N SHARES AS OF MARCH 31, 1997

                                              GROWTH OF
                                  LEHMAN     INVESTMENT
                                  20-YEAR       WITH
MEASUREMENT PERIOD               MUNICIPAL  DISTRIBUTIONS
   (QUARTERLY)                  BOND INDEX     REINVESTED
OCT. 21, 1993                      10000       10000

NOV. 30, 1993                      10129       10047
                                    9427        9185
                                    9520        9193
                                    9570        9189

NOV. 30, 1994                       9385        9038
                                   10222       9761
                                   10442       9974
                                   10725       10246

NOV. 30, 1995                      11353       10747

MAR. 31, 1996                      11101       10516
                                   11084       10575
                                   11402       10827
                                   11709       11061

MAR. 31, 1997                      11636       11005

                     PRIMARY A SHARES AS OF MARCH 31, 1997

                                          GROWTH OF
                            LEHMAN       INVESTMENT
                            20-YEAR          WITH
MEASUREMENT PERIOD         MUNICIPAL     DISTRIBUTIONS
    (QUARTERLY)           BOND INDEX      REINVESTED
JAN. 11, 1994                10000          10000
                              9307           9118
                              9399           9143
                              9448           9156

NOV. 30,  1994                9266           9023
                             10092           9762
                             10310           9994
                             10589          10286

NOV. 30, 1995                11209          10809

MAR. 31, 1996                10960          10596
                             11084          10676
                             11402          10951
                             11709          11209

MAR. 31, 1997                11636          11172

--------------------------------------------------------------------------------
THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.4%
             ALASKA -- 3.8%
$1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan Revenue,
               Series A, AMT, (AMBAC
               Insured), 4.900%
               07/01/00.............   Aaa      AAA    $   997,250
 2,000,000   North Slope Borough,
               Alaska, GO, Series B,
               (CGIC Insured),
               6.100% 06/30/99......   Aaa      AAA      2,068,880
                                                       -----------
                                                         3,066,130
                                                       -----------
             ARIZONA -- 5.0%
             Arizona State
               Transportation Board:
 2,000,000   Excise Tax Revenue,
               (Maricopa County
               Regional Area Road
               Fund),
               7.200% 07/01/97......   Aa       AA-      2,016,700
 2,000,000   Highway Revenue,
               Sub-Series A,
               5.900% 07/01/99......   Aa       AA-      2,063,440
                                                       -----------
                                                         4,080,140
                                                       -----------
             DISTRICT OF COLUMBIA -- 1.3%
 1,000,000   District of Columbia,
               GO, Series A, (MBIA
               Insured),
               6.000% 06/01/98......   Aaa      AAA      1,020,890
                                                       -----------
             FLORIDA -- 1.3%
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               7.350% 07/01/98......   A1       NR       1,039,120
                                                       -----------
             GEORGIA -- 2.5%
 1,000,000   Georgia State, GO,
               Series E,
               4.200% 07/01/99......   Aaa      AA+        997,520
 1,000,000   Georgia State,
               Municipal Electric
               Power Authority
               Revenue, Series V,
               5.700% 01/01/98......   A        A        1,012,510
                                                       -----------
                                                         2,010,030
                                                       -----------
             GUAM -- 4.3%
             Government of Guam:
   500,000   Airport Authority
               Revenue, Series A,
               5.400% 10/01/99......   NR       BBB        504,060
             GO, Series A:
 1,000,000   4.900% 09/01/97........   NR       BBB      1,003,560
 2,000,000   5.375% 09/01/00........   NR       BBB      2,010,560
                                                       -----------
                                                         3,518,180
                                                       -----------
             HAWAII -- 1.3%
 1,000,000   Hawaii State, GO,
               Series BT,
               5.700% 02/01/99......   Aa3      A+       1,022,180
                                                       -----------

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ILLINOIS -- 4.0%
$1,000,000   Chicago, Illinois,
               O'Hare International
               Airport, General
               Airport Revenue,
               Second Lien, Series
               A, AMT, (AMBAC
               Insured),
               5.000% 01/01/02......   Aaa      AAA    $   999,090
 1,000,000   Illinois State, GO,
               5.600% 06/01/98......   A1       AA-      1,017,300
 1,285,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated
               State Tax Revenue,
               Refunding, (McCormick
               Place Exposition
               Project), Series A,
               (AMBAC Insured),
               4.700% 12/15/01......   Aaa      AAA      1,278,704
                                                       -----------
                                                         3,295,094
                                                       -----------
             INDIANA -- 1.6%
 1,280,000   Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project),
               6.000% 09/15/99......   Aa       NR       1,318,438
                                                       -----------
             MASSACHUSETTS -- 2.8%
             Massachusetts State,
               Refunding:
 1,200,000   Consolidated Loan, GO,
               Series A, (FSA
               Insured),
               7.100% 02/01/98......   Aaa      AAA      1,231,584
 1,000,000   GO, Series A,
               5.500% 07/01/99......   A1       A+       1,021,530
                                                       -----------
                                                         2,253,114
                                                       -----------
             MICHIGAN -- 9.9%
 2,000,000   Detroit, Michigan,
               Convention Facilities
               Revenue Refunding,
               (Cobo Hall Expansion
               Project),
               4.750% 09/30/00......   NR       A        1,986,020
             Detroit, Michigan, GO:
 3,000,000   Refunding,
               5.800% 05/01/97......   NR       BBB      3,004,350
 1,000,000   Series B,
               5.100% 04/01/99......   Ba1      BBB      1,004,880
             Detroit, Michigan,
               Self-Insurance, GO,
               Series A:
 1,000,000   5.200% 05/01/98........   NR       BBB-     1,009,280
 1,000,000   5.600% 05/01/01........   NR       BBB-     1,012,660
                                                       -----------
                                                         8,017,190
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEVADA -- 3.7%
$1,000,000   Clark County, Nevada,
               Sanitation District,
               GO, Series A, (AMBAC
               Insured),
               5.700% 07/01/99......   Aaa      AAA    $ 1,024,250
 2,000,000   Washoe County, Nevada,
               Airport Authority,
               Airport System
               Improvement Revenue,
               Series A, AMT,
               5.100% 07/01/99......   Aaa      AAA      2,021,000
                                                       -----------
                                                         3,045,250
                                                       -----------
             NEW JERSEY -- 3.6%
             Monmouth County, New
               Jersey, GO:
 1,400,000   5.000% 10/01/98........   Aaa      AA+      1,421,000
 1,500,000   5.000% 10/01/99........   Aaa      AA+      1,523,925
                                                       -----------
                                                         2,944,925
                                                       -----------
             NEW MEXICO -- 3.4%
 1,710,000   New Mexico Mortgage
               Finance Authority,
               Single-family
               Mortgage Purchase
               Refunding, Series
               A-1,
               5.900% 07/01/99......   Aa       AA       1,751,570
 1,000,000   New Mexico State
               Severance Tax
               Revenue, Series A,
               5.375% 07/01/99......   Aa       AA       1,019,090
                                                       -----------
                                                         2,770,660
                                                       -----------
             NEW YORK -- 1.3%
 1,000,000   New York State,
               Refunding, GO, Series
               B,
               6.375% 08/15/00......   A        A-       1,052,240
                                                       -----------
             NORTH CAROLINA -- 1.2%
 1,000,000   North Carolina Eastern
               Municipal Power
               Agency, Power System
               Revenue, Refunding,
               Series A,
               5.000% 01/01/99......   Baa1     BBB      1,005,130
                                                       -----------
             PENNSYLVANIA -- 3.7%
 1,000,000   Monroeville,
               Pennsylvania,
               Hospital Authority
               Revenue, Forbes
               Health System,
               5.125% 10/01/00......   Baa1     BBB+       996,680
 2,000,000   Philadelphia,
               Pennsylvania, Water
               and Wastewater
               Revenue,
               4.500% 06/15/97......   Baa      BBB      2,002,020
                                                       -----------
                                                         2,998,700
                                                       -----------
             PUERTO RICO -- 2.5%
 2,000,000   Commonwealth of Puerto
               Rico, Refunding, GO,
               5.500% 07/01/00......   Baa1     A        2,037,900
                                                       -----------

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- 1.3%
$1,000,000   Medical University of
               South Carolina,
               Hospital Facilities
               Revenue Refunding,
               Series A,
               6.900% 07/01/98......   A        A+     $ 1,032,330
                                                       -----------
             SOUTH DAKOTA -- 0.9%
   715,000   South Dakota Student
               Loan Assistance
               Corporation, Student
               Loan Revenue, Series
               A,
               7.000% 08/01/98......   NR       A+         730,258
                                                       -----------
             TENNESSEE -- 5.9%
 2,100,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               PCR, Refunding,
               (Bowater Inc.
               Project),
               6.850% 04/01/01......   Baa1     BBB      2,236,689
 2,525,000   Memphis, Tennessee,
               Capital Outlay Notes,
               GO,
               5.000% 07/01/98......   Aa       AA       2,556,007
                                                       -----------
                                                         4,792,696
                                                       -----------
             TEXAS -- 15.6%
 1,000,000   Addison, Texas,
               Refunding, GO, (FGIC
               Insured),
               6.100% 09/01/99......   Aaa      AAA      1,022,500
 1,000,000   Bexar County, Texas,
               Refunding Limited
               Tax, GO,
               6.100% 06/15/98......   Aa       AA       1,004,130
             Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, AMT,
               (Guaranteed Student
               Loans):
               Senior Lien, Series
               A-2:
 1,000,000   5.300% 06/01/97........   Aaa      NR       1,002,370
 1,000,000   5.850% 06/01/01........   Aaa      NR       1,033,810
 1,415,000   Series C-1,
               6.000% 11/01/99......   Aa       NR       1,457,464
 1,000,000   Conroe, Texas,
               Independent School
               District, GO,
               Schoolhouse and
               Refunding, (MBIA
               Insured)
               7.000% 02/01/99......   Aaa      AAA      1,045,390
 1,000,000   Harris County, Texas
               Municipal Utilities
               District No. 203,
               Refunding, GO, (MBIA
               Insured),
               6.950% 03/01/99......   Aaa      AAA      1,047,790

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$2,450,000   Houston, Texas, Water
               and Sewer System
               Revenue Refunding,
               Prior Lien, Series B,
               5.250% 12/01/99......   A3       A      $ 2,489,372
 1,000,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.100% 08/01/01......   Aa       AA       1,008,040
 1,500,000   Texas State, Public
               Finance Authority
               Revenue, Series A,
               ETM,
               6.800% 02/01/98......   A        NR       1,536,465
                                                       -----------
                                                        12,647,331
                                                       -----------
             VIRGINIA -- 2.5%
 1,000,000   Ashland, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Randolph-Macon
               College Project),
               4.375% 11/01/11+.....   NR       A-         998,160
 1,000,000   Virginia Beach,
               Virginia, GO, Series
               A,
               6.800% 06/01/99......   Aa       AA       1,049,090
                                                       -----------
                                                         2,047,250
                                                       -----------
             WASHINGTON -- 10.2%
 1,000,000   Conservation and
               Renewable Energy
               System Revenue,
               Washington,
               (Washington
               Conservation
               Project),
               5.050% 10/01/98......   Aa       AA       1,011,800
 1,570,000   King County,
               Washington, GO,
               Series A,
               9.000% 12/01/98......   Aa1      AA+      1,690,136
             Washington State Public
               Power Supply System:
 2,535,000   Pre-refunded, Series A,
               (Nuclear Project No.
               1),
               7.500% 07/01/15......   Aaa      AAA      2,749,030
             Revenue Refunding,
               Series C, (Nuclear
               Project No. 2):

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WASHINGTON -- (CONTINUED)
             Washington State Public
               Power Supply
               System --
               (continued):
$1,000,000   7.300% 07/01/00........   Aa       AA     $ 1,069,550
 1,675,000   (MBIA-IBC Insured),
               7.200% 07/01/99......   Aaa      AAA      1,766,103
                                                       -----------
                                                         8,286,619
                                                       -----------
             WISCONSIN -- 1.8%
 1,480,000   Wisconsin State
               Transportation
               Revenue, Series A,
               4.600% 07/01/98......   A1       AA-      1,488,658
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $77,030,655)............           77,520,453
                                                        ==========
  SHARES
---------
MONEY MARKET FUND -- 4.0%
 (Cost $3,237,000)
 3,237,000   AIM Tax-Exempt Fund..........               3,237,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $80,267,655*).....................    99.4%     80,757,453
OTHER ASSETS AND
  LIABILITIES (NET).......................     0.6         466,077
                                             -----     -----------
NET ASSETS................................   100.0%    $81,223,530
                                             =====     ===========

---------------

* Aggregate cost for Federal tax purposes was $80,271,771.
+ Variable rate note. The interest rate shown reflects the rate in effect at March 31, 1997.

ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
CGIC    Capital Guaranty Insurance Corporation
ETM     Escrowed to Maturity
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
GO      General Obligation
IBC     Insured Bond Certificate
MBIA    Municipal Bond Investors Assurance
NR      Not Rated
PCR     Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 93.3%
             ALABAMA -- 1.4%
$1,600,000   Jefferson County,
               Alabama, Sewer
               Revenue Refunding,
               Series A, (FGIC
               Insured),
               5.625% 02/01/18......   Aaa      AAA    $  1,547,488
                                                         ----------
             ALASKA -- 4.7%
 3,280,000   Alaska State, Student
               Loan Corporation,
               Student Loan Revenue,
               Series A, AMT, (AMBAC
               Insured),
               5.250% 07/01/03......   Aaa      AAA       3,276,261
 2,000,000   Anchorage, Alaska, GO,
               Series A, (AMBAC
               Insured),
               5.100% 08/01/07......   Aaa      AAA       1,969,900
                                                         ----------
                                                          5,246,161
                                                         ----------
             ARIZONA -- 0.9%
   955,000   Arizona State
               University, Systems
               Revenue, Series A,
               6.500% 07/01/01......   A1       AA        1,018,928
                                                         ----------
             CALIFORNIA -- 0.9%
 1,000,000   Sacramento, California,
               Cogeneration
               Authority, (Procter &
               Gamble Company
               Project),
               5.700% 07/01/00......   NR       BBB-      1,018,870
                                                         ----------
             COLORADO -- 1.5%
 1,500,000   Arapahoe County,
               Colorado, School
               District No. 5,
               (Cherry Creek),
               7.000% 12/15/04......   Aa       AA        1,631,235
                                                         ----------
             DISTRICT OF COLUMBIA -- 1.9%
             Washington, D.C.,
               Metropolitan Area
               Transportation
               Authority Revenue,
               Refunding, (FGIC
               Insured):
 2,000,000   4.400% 01/01/00........   Aaa      AAA       1,988,740
   100,000   4.900% 01/01/05........   Aaa      AAA          98,248
                                                         ----------
                                                          2,086,988
                                                         ----------
             FLORIDA -- 5.2%
 2,700,000   Duval County, Florida,
               Housing Finance
               Authority Refunding,
               (Greentree Place
               Project),
               6.750% 04/01/25......   NR       BBB+      2,764,692

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Housing
               Finance Agency,
               Refunding, Multi-
               family Housing:
$1,000,000   (Altamonte Project),
               Series C,
               7.000% 12/01/24......   NR       BBB+   $  1,063,760
 2,000,000   (Andover Project),
               Series E,
               6.350% 05/01/26......   NR       BBB+      2,020,460
                                                         ----------
                                                          5,848,912
                                                         ----------
             GEORGIA -- 3.1%
 1,000,000   Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation Project),
               Series B,
               4.700% 01/01/04......   A3       A           971,770
 1,500,000   Fulco, Georgia,
               Hospital Authority
               Revenue Anticipation
               Certificates, St.
               Joseph's Hospital,
               5.100% 10/01/05......   A        A         1,477,065
 1,000,000   Georgia State, GO,
               Series D,
               5.900% 11/01/03......   Aaa      AAA       1,061,420
                                                         ----------
                                                          3,510,255
                                                         ----------
             GUAM -- 1.2%
 1,500,000   Government of Guam, GO,
               Series A,
               5.200% 11/15/08......   NR       BBB       1,400,505
                                                         ----------
             HAWAII -- 1.9%
 2,000,000   Hawaii State, GO,
               Series CN, (FGIC
               Insured),
               6.250% 03/01/04......   Aaa      AAA       2,137,340
                                                         ----------
             ILLINOIS -- 15.1%
 2,500,000   Chicago, Illinois, Gas
               Supply Revenue,
               6.875% 03/01/15......   Aa3      AA-       2,669,400
 2,000,000   Chicago, Illinois,
               O'Hare International
               Airport Revenue,
               Passenger Facility
               Charge, Series B,
               AMT, (AMBAC Insured),
               5.000% 01/01/02......   Aaa      AAA       1,998,180
             Chicago, Illinois,
               School Financing
               Authority, GO, (MBIA
               Insured):
 2,000,000   4.800% 06/01/04........   Aaa      AAA       1,954,840
 1,160,000   Series A,
               4.900% 06/01/05......   Aaa      AAA       1,132,032

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ILLINOIS -- (CONTINUED)
             Illinois State Health
               Facilities Authority
               Revenue:
$1,100,000   (Edward Hospital
               Project), Series A,
               5.750% 02/15/09......   A        A      $  1,069,530
 1,000,000   (Lutheran General
               Health Systems
               Project), Series C,
               5.250% 04/01/02......   A        A+          998,260
 1,595,000   Lake County, Illinois,
               High School District
               No. 125, (Adlai E.
               Stevenson High
               School),
               5.000% 01/01/04......   Aa1      NR        1,593,070
 1,050,000   Lansing, Illinois,
               Sales Tax Increment
               Revenue, Refunding,
               6.500% 12/01/02......   NR       BBB       1,096,799
 1,200,000   Madison Macoupin Etc.
               Counties, Illinois,
               Community College
               District No. 536,
               (Lewis and Clark
               Community College),
               GO, (FGIC Insured),
               6.375% 11/01/01......   NR       AAA       1,276,368
 2,000,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated
               Tax Revenue
               Refunding, (McCormick
               Place Expansion
               Project), Series A,
               (AMBAC Insured),
               6.000% 12/15/06......   Aaa      AAA       2,114,300
 1,000,000   Regional Transportation
               Authority, Illinois,
               Series A, (FGIC
               Insured),
               6.350% 11/01/04......   Aaa      AAA       1,067,020
                                                         ----------
                                                         16,969,799
                                                         ----------
             INDIANA -- 2.2%
             Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project):
 1,280,000   6.200% 09/15/00........   Aa       NR        1,332,442
 1,040,000   6.500% 09/15/02........   Aa       NR        1,109,056
                                                         ----------
                                                          2,441,498
                                                         ----------
             MAINE -- 2.1%
 2,325,000   Maine State, Municipal
               Board Refunding,
               Series A,
               4.900% 11/01/02......   Aa       A+        2,330,534
                                                         ----------

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- 8.5%
$1,500,000   Baltimore, Maryland,
               Port Facilities
               Revenue, Consolidated
               Coal Sales, Series 85,
               6.500% 12/01/10......   Aa3      AA-    $  1,624,590
 3,710,000   Maryland State, State
               and Local Facilities
               Loan, GO, Second
               Series,
               5.000% 10/15/04......   Aaa      AAA       3,740,051
 1,720,000   Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue,
               (Baltimore-Washington
               D.C. International
               Airport Project),
               Series A, AMT, (FGIC
               Insured),
               6.400% 07/01/19......   Aaa      AAA       1,764,909
 2,500,000   Washington County,
               Maryland, Suburban
               Sanitation District
               Authority, Water
               Supply Revenue, GO,
               4.900% 12/01/05......   Aa1      AA        2,478,950
                                                         ----------
                                                          9,608,500
                                                         ----------
             MASSACHUSETTS -- 1.8%
 2,000,000   New England Education
               Loan Marketing
               Corporation, Series
               A, AMT,
               5.700% 07/01/05......   A1       A-        2,008,940
                                                         ----------
             MICHIGAN -- 4.9%
 2,500,000   Detroit, Michigan,
               Convention Facilities
               Revenue Refunding,
               (Cobo Hall Expansion
               Project), (FSA
               Insured),
               5.100% 09/30/04......   Aaa      AAA       2,498,450
             Detroit, Michigan,
               Refunding, GO:
 2,000,000   5.800% 05/01/97........   NR       BBB       2,002,900
 1,000,000   Series B,
               6.750% 04/01/03......   Ba1      BBB       1,065,780
                                                         ----------
                                                          5,567,130
                                                         ----------
             MISSOURI -- 1.8%
 2,000,000   Kansas City, Missouri,
               Industrial
               Development
               Authority, PCR,
               (General Motors
               Corporation Project),
               6.050% 04/01/06......   A3       A-        2,054,000
                                                         ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEVADA -- 3.8%
             Clark County, Nevada:
$1,500,000   Refunding, GO, (FSA
               Insured),
               6.100% 10/01/02......   Aaa      AAA    $  1,585,830
 1,500,000   School District GO,
               Series A, (MBIA
               Insured),
               6.700% 03/01/06......   Aaa      AAA       1,588,260
 1,000,000   Nevada State, Municipal
               GO, ETM,
               7.000% 01/01/03......   Aaa      AAA       1,062,710
                                                         ----------
                                                          4,236,800
                                                         ----------
             NEW JERSEY -- 1.8%
 2,030,000   New Jersey State,
               Transportation Trust
               Fund Authority,
               Transportation
               System, Series B,
               (MBIA Insured),
               5.000% 06/15/04......   Aaa      AAA       2,035,948
                                                         ----------
             NORTH CAROLINA -- 0.9%
 1,000,000   North Carolina State,
               GO, Series A,
               5.100% 03/01/06......   Aaa      AAA       1,005,650
                                                         ----------
             PENNSYLVANIA -- 6.5%
 2,000,000   Geisinger Authority,
               Pennsylvania, Health
               Systems Revenue,
               Series A,
               6.000% 07/01/01......   Aa       AA        2,071,280
 1,000,000   Pennsylvania
               Intergovernmental
               Cooperative
               Authority, Special
               Tax Revenue,
               Philadelphia Funding
               Program, (FGIC
               Insured),
               7.000% 06/15/05......   Aaa      AAA       1,133,170
 2,500,000   Philadelphia,
               Pennsylvania,
               Industrial
               Development
               Authority, Industrial
               Development Revenue
               Refunding, (Ashland
               Oil Inc. Project),
               5.700% 06/01/05......   Baa1     NR        2,541,525
 1,500,000   Philadelphia,
               Pennsylvania, Water
               and Wastewater
               Systems, (FGIC
               Insured),
               5.500% 06/15/03......   Aaa      AAA       1,543,500
                                                         ----------
                                                          7,289,475
                                                         ----------
             PUERTO RICO -- 3.0%
 2,000,000   Commonwealth of Puerto
               Rico, Refunding, GO,
               5.500% 07/01/00......   Baa1     A         2,037,900

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- (CONTINUED)
$1,285,000   Commonwealth of Puerto
               Rico, Highway and
               Transportation
               Authority, Highway
               Revenue Refunding,
               Series V,
               6.625% 07/01/12......   Baa1     A      $  1,369,347
                                                         ----------
                                                          3,407,247
                                                         ----------
             SOUTH CAROLINA -- 0.4%
   500,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.700% 01/01/24......   A2       A+          481,375
                                                         ----------
             TENNESSEE -- 0.9%
 1,000,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Health and
               Educational
               Facilities Board
               Revenue, Refunding
               and Improvement,
               (Meharry Medical
               College Project),
               (AMBAC Insured),
               6.000% 12/01/08......   Aaa      AAA       1,062,040
                                                         ----------
             TEXAS -- 7.7%
 1,000,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior
               Lien, Series A-2,
               AMT, (Guaranteed
               Student Loans),
               6.050% 06/01/03......   Aaa      NR        1,047,490
 1,000,000   Gulf Coast, Texas,
               Industrial
               Development
               Authority, (Champion
               International
               Corporation Project),
               7.000% 04/01/04......   Baa1     BBB       1,026,200
             Harris County, Texas,
               Health Facilities
               Development
               Authority, Hospital
               Revenue Refunding:
 1,000,000   (Memorial Hospital
               Systems Project),
               Series A (MBIA
               Insured),
               4.875% 06/01/05......   Aaa      AAA         975,280
 2,350,000   (Texas Childrens
               Hospital Project),
               (MBIA Insured),
               6.000% 10/01/05......   Aaa      AAA       2,466,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$1,500,000   Irving, Texas,
               Independent School
               District, Capital
               Appreciation
               Refunding, GO, (PSFG
               Insured),
               Zero Coupon
               02/15/02+............   Aaa      AAA    $  1,182,015
 1,000,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               Series B-4, AMT,
               6.100% 12/01/06......   Aa       AA        1,028,730
 1,000,000   Texas State, Water
               Development Board
               Revenue, GO,
               5.250% 08/01/28......   Aa       AA          908,880
                                                         ----------
                                                          8,634,920
                                                         ----------
             VIRGINIA -- 4.6%
 1,000,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               5.900% 03/01/05......   A1       A         1,056,860
 1,500,000   Metropolitan
               Washington, D.C.,
               Airport Authority of
               Virginia, General
               Airport Revenue,
               Series A, AMT, (MBIA
               Insured),
               5.600% 10/01/06......   Aaa      AAA       1,533,255
 1,500,000   Virginia State, Public
               Facilities GO,
               Series A,
               5.400% 06/01/05......   Aaa      AAA       1,544,790
 1,000,000   Virginia State, Public
               School Authority
               Revenue, Series B,
               6.650% 01/01/98......   Aa       AA        1,020,050
                                                         ----------
                                                          5,154,955
                                                         ----------
             WASHINGTON -- 3.5%
 1,750,000   Seattle, Washington,
               Municipal Light and
               Power Revenue,
             Refunding,
               4.800% 05/01/02......   Aa       AA        1,741,355
 1,000,000   Washington State, GO,
               Series R-92-A,
               6.400% 09/01/03......   Aa       AA        1,065,470
 1,150,000   Washington State Public
               Power Supply System,
               Revenue Refunding,
               (Nuclear Project No.
               2), Series A,
               5.800% 07/01/07......   Aa       AA        1,175,737
                                                         ----------
                                                          3,982,562
                                                         ----------

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P      (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WISCONSIN -- 1.1%
$1,240,000   Wisconsin State,
               Refunding, GO,
               Series 3,
               4.250% 11/01/99......   Aa       AA     $  1,235,163
                                                         ----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $103,427,952)...........           104,953,218
                                                        ===========

  SHARES
---------
MONEY MARKET FUNDS -- 7.8%
 5,729,000   AIM Tax-Exempt Fund.........                 5,729,000
 3,059,000   Nuveen Tax-Free Money Market
               Fund......................                 3,059,000
                                                       ------------
             TOTAL MONEY MARKET FUNDS
               (Cost $8,788,000).........                 8,788,000
                                                       ============
TOTAL INVESTMENTS
  (Cost $112,215,952*)...................  101.1%       113,741,218
OTHER ASSETS AND
  LIABILITIES (NET)......................   (1.1)        (1,231,961)
                                           -----       ------------
NET ASSETS...............................  100.0%      $112,509,257
                                           =====       ============

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 5.384%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
PSFG      Permanent School Funding Guaranty

Nations Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

FGIC    11.2%
MBIA    10.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.5%
             ALABAMA -- 6.8%
$2,000,000   Birmingham, Alabama,
               Refunding, GO,
               Series B,
               6.250% 04/01/12.....   A1       AA     $  2,093,260
 3,000,000   Butler County,
               Alabama, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (James
               River Corporation
               Project),
               8.000% 09/01/28.....   NR       BBB-      3,296,730
 1,000,000   Jefferson County,
               Alabama, Warrants,
               Sewer Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.625% 02/01/22.....   Aaa      AAA         956,770
 1,000,000   Morgan County-Decatur,
               Alabama, Healthcare
               Authority, Hospital
               Revenue Refunding,
               (Decatur General
               Hospital), (CONNIE
               LEE Insured),
               6.250% 03/01/13.....   NR       AAA       1,028,820
                                                        ----------
                                                         7,375,580
                                                        ----------
             ALASKA -- 5.7%
             Anchorage, Alaska,
               Electric Utilities
               Revenue Refunding,
               Senior Lien, (MBIA
               Insured):
 1,000,000   8.000% 12/01/09.......   Aaa      AAA       1,233,070
 3,000,000   Series B,
               5.500% 02/01/26.....   Aaa      AAA       2,834,370
 2,250,000   Anchorage, Alaska,
               Telephone Utilities
               Revenue Refunding,
               Series A, (AMBAC
               Insured),
               4.500% 12/01/02.....   Aaa      AAA       2,190,600
                                                        ----------
                                                         6,258,040
                                                        ----------
             ARIZONA -- 1.0%
 1,000,000   Maricopa County,
               Arizona, Unified
               School District No.
               48, (Scottsdale
               Refunding), Series B,
               6.300% 07/01/04.....   Aa       AA        1,081,810
                                                        ----------
             COLORADO -- 1.5%
 1,500,000   Arapahoe County,
               Colorado, Capital
               Improvement,
               Transportation,
               Federal Highway
               Revenue Bonds,
               Series E-470,
               6.900% 08/31/15.....   Baa      NR        1,593,735
                                                        ----------

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             CONNECTICUT -- 3.5%
             Connecticut State
               Housing Finance
               Authority Revenue,
               (Housing Mortgage
               Finance Program):
$1,845,000   Series A,
               6.100% 05/15/13.....   Aa       AA     $  1,878,413
 1,895,000   Series B,
               6.700% 11/15/12.....   Aa       AA        1,985,638
                                                        ----------
                                                         3,864,051
                                                        ----------
             FLORIDA -- 5.4%
 1,000,000   Dade County, Florida,
               Health Facilities
               Authority, Hospital
               Revenue Refunding,
               (Baptist Hospital,
               Miami Project),
               Series A, (MBIA
               Insured),
               5.250% 05/15/21.....   Aaa      AAA         901,430
 1,000,000   Jacksonville, Florida,
               PCR, Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31.....   A1       AA-         964,920
 1,000,000   Martin County,
               Florida, Industrial
               Development
               Authority Revenue,
               (Indiantown
               Cogeneration
               Project), Series A,
               AMT,
               7.875% 12/15/25.....   Baa3     BBB-      1,135,530
 1,000,000   Polk County, Florida,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Facilities Revenue,
               (Tampa Electric
               Company Project),
               5.850% 12/01/30.....   Aa2      AA          956,380
 2,000,000   South Broward,
               Florida, Hospital
               District Revenue
               Refunding, (FSA
               Insured),
               5.500% 05/01/28.....   Aaa      AAA       1,857,100
                                                        ----------
                                                         5,815,360
                                                        ----------
             GEORGIA -- 13.9%
 1,680,000   Georgia State, GO,
               Series D,
               6.800% 08/01/02.......   Aaa      AA+       1,843,598
 1,000,000   Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia, Sales Tax
               Revenue Refunding,
               Series P, (AMBAC
               Insured),
               6.100% 07/01/05.....   Aaa      AAA       1,068,370

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Monroe County,
               Georgia, Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series A,
               6.800% 01/01/11.....   A3       A+     $  1,103,760
             Savannah, Georgia,
               Hospital Authority,
               Revenue Refunding
               and Improvement:
 3,000,000   (Candler Hospital
               Project),
               7.000% 01/01/23.....   Ba       BB        3,060,540
 2,000,000   (St. Joseph's Hospital
               Project),
               6.125% 07/01/12.....   A        NR        2,057,760
 2,690,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               A, (FHA Insured/FNMA
               Collateral),
               7.125% 12/01/25.....   Aaa      NR        2,838,569
 3,000,000   White County, Georgia,
               Industrial
               Development
               Authority Revenue
               Refunding, (Clark-
               Schwebel Fiber and
               Glass Company
               Project),
               6.850% 06/01/10.....   NR       BBB+      3,125,190
                                                        ----------
                                                        15,097,787
                                                        ----------
             ILLINOIS -- 7.6%
 1,000,000   Chicago, Illinois,
               O'Hare International
               Airport: Revenue
               Refunding, Second
               Lien, Series C,
               (MBIA Insured),
               5.000% 01/01/18.....   Aaa      AAA         885,370
 1,500,000   Special Facilities
               Revenue Refunding,
               (American Airlines
               Inc. Project),
               8.200% 12/01/24.....   Baa2     BB+       1,755,045
 1,000,000   Illinois State
               Development Finance
               Authority, PCR,
               Refunding, (Edison
               Company Project),
               Series D, (AMBAC
               Insured),
               6.750% 03/01/15.....   Aaa      AAA       1,084,250

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ILLINOIS -- (CONTINUED)
$2,000,000   Illinois State Health
               Facilities Authority
               Revenue, (OSF
               Healthcare System),
               6.000% 11/15/10.....   A1       A+     $  1,983,340
 1,500,000   Illinois State Sales
               Tax Revenue
               Refunding, Series V,
               6.375% 06/15/17.....   A1       AAA       1,565,565
 1,000,000   Illinois State Toll
               Highway Authority
               Revenue, Series A,
               (FGIC Insured),
               6.200% 01/01/16.....   Aaa      AAA       1,013,990
                                                        ----------
                                                         8,287,560
                                                        ----------
             INDIANA -- 5.3%
 2,500,000   Franklin, Indiana,
               Economic Development
               Revenue Refunding,
               (Hoover Universal
               Inc. Project
               Guaranteed),
               6.100% 12/01/04.....   A2       A         2,634,100
 1,000,000   Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project),
               Series A,
               5.750% 09/01/15.....   Aa       AA-         976,650
 2,000,000   Indianapolis, Indiana,
               Airport Authority,
               Special Facilities
               Revenue, (Federal
               Express Corporation
               Project),
               7.100% 01/15/17.....   Baa2     BBB       2,140,420
                                                        ----------
                                                         5,751,170
                                                        ----------
             KANSAS -- 1.9%
 2,000,000   Kansas City, Kansas,
               Utilities System
               Revenue Refunding
               and Improvement,
               (FGIC Insured),
               6.250% 09/01/14.....   Aaa      AAA       2,097,000
                                                        ----------
             MAINE -- 0.9%
 1,000,000   Maine State, Health
               and Higher
               Educational
               Facilities Authority
               Revenue, Series B,
               (AMBAC Insured),
               5.500% 07/01/16.....   Aaa      AAA         959,790
                                                        ----------
             MISSISSIPPI -- 0.9%
 1,000,000   Claiborne County,
               Mississippi, PCR,
               (Systems Energy
               Resource Inc.
               Project),
               6.200% 02/01/26.....   Ba1      BBB-        963,170
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEVADA -- 1.0%
$1,000,000   Nevada State, GO,
               (Project No.
               40-41-A),
               6.375% 12/01/17.....   NR       AAA    $  1,036,860
                                                        ----------
             NEW JERSEY -- 2.8%
 3,000,000   New Jersey State,
               Transportation Trust
               Fund Authority,
               (Transportation
               Systems Project),
               Series B, (MBIA
               Insured),
               5.000% 06/15/04.....   Aaa      AAA       3,008,790
                                                        ----------
             OHIO -- 2.8%
 1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Emery Air Freight
               Corporation
               Project), Series F,
               6.050% 10/01/09.....   NR       BBB-      1,012,250
 1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               Pre-refunded,
               6.125% 12/01/13.....   NR       BBB+      1,075,040
 1,000,000   Ohio State Air Quality
               Development
               Authority, PCR,
               Refunding, (Ohio
               Edison Company),
               Class A,
               5.950% 05/15/29.....   Baa2     BBB-        961,370
                                                        ----------
                                                         3,048,660
                                                        ----------
             PENNSYLVANIA -- 6.3%
 2,000,000   Lehigh County,
               Pennsylvania,
               Industrial
               Development
               Authority, PCR,
               Refunding,
               (Pennsylvania Power
               and Light Company
               Project), Series A,
               (MBIA Insured),
               6.400% 11/01/21.....   Aaa      AAA       2,091,360
 1,000,000   Philadelphia,
               Pennsylvania, Gas
               Works Revenue
               Refunding, 14th
               Series,
               6.250% 07/01/08.....   Baa1     BBB       1,030,390

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
$1,725,000   Philadelphia,
               Pennsylvania,
               Hospital and Higher
               Education Facilities
               Authority, Hospital
               Revenue, (Frankford
               Hospital Project),
               Series A,
               6.000% 06/01/14.....   A3       BBB+   $  1,660,502
 2,000,000   Philadelphia,
               Pennsylvania,
               Industrial
               Development
               Authority,
               Industrial
               Development Revenue
               Refunding, (Ashland
               Oil Inc. Project),
               5.700% 06/01/05.....   Baa1     NR        2,033,220
                                                        ----------
                                                         6,815,472
                                                        ----------
             PUERTO RICO -- 1.0%
 1,000,000   Commonwealth of Puerto
               Rico, Public
               Improvements
               Revenue, GO, Series A,
               7.750% 07/01/17.....   NR       AAA       1,088,120
                                                        ----------
             SOUTH CAROLINA -- 6.5%
 1,000,000   Greenville, South
               Carolina, Waterworks
               Revenue,
               5.500% 02/01/22.....   Aa1      AA          951,860
 2,000,000   South Carolina, State
               Housing Finance and
               Development
               Authority,
               Homeownership
               Mortgage Purchase,
               Series A,
               6.375% 07/01/16.....   Aa       AA        2,036,800
 2,000,000   Spartanburg County,
               South Carolina,
               Solid Waste Disposal
               Facilities Revenue,
               (BMW Project),
               7.550% 11/01/24.....   NR       NR        2,167,300
 2,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation
               Project), AMT,
               5.700% 01/01/24.....   A2       A+        1,925,500
                                                        ----------
                                                         7,081,460
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- 4.1%
$2,500,000   Maury County,
               Tennessee,
               Industrial
               Development Board,
               PCR, Multi-Modal,
               Refunding, (Saturn
               Corporation
               Project), General
               Motors Guaranty
               Agreement,
               6.500% 09/01/24.....   A3       A-     $  2,605,575
 1,750,000   McMinn County,
               Tennessee,
               Industrial
               Development Board,
               Solid Waste
               Recycling Facility
               Revenue, (Calhoun
               Newsprint Project),
               AMT,
               7.400% 12/01/22.....   Baa1     BBB       1,875,528
                                                        ----------
                                                         4,481,103
                                                        ----------
             TEXAS -- 10.6%
 4,000,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11.....   Baa2     BB+       4,379,920
 1,000,000   Brazos River
               Authority, Texas,
               Revenue Refunding,
               (Houston Light &
               Power Company
               Project), Series B,
               (MBIA Insured),
               6.375% 04/01/12.....   Aaa      AAA       1,051,930
 1,750,000   Dallas County, Texas,
               GO,
               5.250% 08/15/16.....   Aaa      AAA       1,666,105
 2,000,000   Harris County, Texas,
               Health Facilities
               Development
               Authority, Hospital
               Revenue Refunding,
               (Memorial Hospital
               Systems Project),
               Series A,
               4.875% 06/01/05.....   Aaa      AAA       1,950,560
 1,500,000   Lubbock, Texas, Health
               Facilities
               Development
               Corporation, Revenue
               Refunding, (St.
               Joseph Health System
               Project),
               5.500% 07/01/14.....   Aa3      AA        1,430,775
 1,000,000   San Antonio, Texas,
               Electricity & Gas
               Refunding, Revenue
               Bonds,
               5.750% 02/01/11.....   Aa1      AA        1,003,350
                                                        ----------
                                                        11,482,640
                                                        ----------

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- 2.0%
$2,000,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco
               Corporation
               Project),
               6.650% 09/01/18.....   A1       A      $  2,145,900
                                                        ----------
             WASHINGTON -- 5.1%
 2,500,000   Public Industrial
               Corporation, Port
               Camas -- Washougal,
               Washington, PCR,
               (James River
               Corporation
               Project),
               6.700% 04/01/23.....   NR       BBB-      2,535,475
 3,000,000   Washington State,
               Public Power Supply
               System, Revenue
               Refunding, Series B,
               (Systems Nuclear
               Project No. 3), (FSA
               Insured),
               5.400% 07/01/05.....   Aaa      AAA       3,029,550
                                                        ----------
                                                         5,565,025
                                                        ----------
             WYOMING -- 0.9%
 1,000,000   Campbell County,
               Wyoming, School
               District No. 001
               Gillette, GO,
               (School Board
               Guarantee),
               5.550% 06/01/06.....   Aaa      AAA       1,019,340
                                                        ----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $101,326,398)..........           105,918,423
                                                       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                                         VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 1.4%
 (Cost $1,591,000)
 1,591,000   AIM Tax-Exempt Fund............         $  1,591,000
                                                     =============
TOTAL INVESTMENTS
  (Cost $102,917,398*)...................    98.9%    107,509,423
OTHER ASSETS AND
  LIABILITIES (NET)......................     1.1       1,153,609
                                            -----    ------------
NET ASSETS...............................   100.0%   $108,663,032
                                            -----    ============

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance
                 Corporation
AMT            Alternative Minimum Tax
CONNIE LEE     College Construction Loan Association
FGIC           Financial Guaranty Insurance Corporation
FHA            Federal Housing Authority
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance
GO             General Obligation
MBIA           Municipal Bond Investors Assurance
NR             Not Rated
PCR            Pollution Control Revenue

Nations Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

MBIA   11.0%

Nations Municipal Income Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue   35.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 94.4%
             FLORIDA -- 89.8%
$1,000,000   Bay Medical Center,
               Florida, Hospital
               Revenue Refunding,
               (Bay Medical Center
               Project), (AMBAC
               Insured),
               5.000% 10/01/05......   Aaa      AAA    $   993,850
   750,000   Broward County,
               Florida, Gas Tax
               Revenue,
               6.000% 09/01/99......   A1       AA-        775,627
 1,000,000   Broward County,
               Florida, GO, Series C,
               6.200% 01/01/07......   Aa       AA       1,058,550
   500,000   Broward County,
               Florida, Solid Waste
               Revenue, (MBIA
               Insured),
               5.500% 07/01/04......   Aaa      AAA        515,005
 1,000,000   Citrus County, Florida,
               PCR Refunding,
               Crystal River,
               (Florida Power
               Corporation), Series B,
               6.350% 02/01/22......   Aa3      A+       1,039,940
 1,000,000   Clearwater, Florida,
               Water and Sewer
               Authority Revenue,
               (AMBAC Insured),
               5.000% 12/01/02......   Aaa      AAA      1,010,250
 1,000,000   Dade County, Florida,
               Aviation Facility
               Revenue, Series B,
               AMT, (AMBAC Insured),
               6.300% 10/01/05......   Aaa      AAA      1,081,790
 1,650,000   Dade County, Florida,
               School District
               Revenue Refunding,
               (AMBAC Insured),
               5.000% 07/15/01......   Aaa      AAA      1,669,553
 1,000,000   Delray Beach, Florida,
               Water and Sewer
               Authority Revenue,
               Series A, Refunding,
               (AMBAC Insured),
               5.000% 10/01/03......   Aaa      AAA      1,005,510
 1,565,000   Dunes, Florida,
               Community Development
               District Revenue,
               (Intercoastal Water
               Way Bridge),
               5.300% 10/01/03......   NR       BBB      1,560,759
 1,000,000   Florida Ports Financing
               Community Revenue,
               State Transportation
               Trust Fund, (MBIA
               Insured),
               5.375% 06/01/16......   Aaa      AAA        936,860

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education,
               Series A:
$1,000,000   Refunding,
               5.000% 06/01/08......   Aa       AA     $   983,150
 1,500,000   Unrefunded Balance,
               7.250% 06/01/23......   Aa       AA       1,631,070
 1,000,000   Florida State Division
               Bond, Financial
               Department of General
               Service Revenue,
               Preservation
               Authority, (MBIA
               Insured),
               5.800% 07/01/01......   Aaa      AAA      1,042,240
             Florida State Housing
               Finance Agency,
               Refunding:
 2,000,000   Multi-family Housing,
               (Altamonte Project),
               Series C,
               7.000% 12/01/24......   NR       BBB+     2,127,520
 1,000,000   Multi-family Housing
               Revenue, (Andover
               Project), Series E,
               6.350% 05/01/26......   NR       BBB+     1,010,230
 1,000,000   (The Vinyards Project),
               Series H,
               6.400% 11/01/15......   NR       BBB+     1,002,980
   750,000   Florida State Municipal
               Power Agency, GO,
               (St. Lucie Project),
               (FGIC Insured),
               5.600% 10/01/07......   Aaa      AAA        767,505
   525,000   Florida State Sunshine
               Skyway Revenue,
               6.100% 07/01/00......   A        A          547,675
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               7.350% 07/01/98......   A1       NR       1,039,120
 1,000,000   Fort Lauderdale,
               Florida, Water and
               Sewer Authority
               Revenue,
               5.500% 09/01/01......   NR       AAA      1,030,320
 1,375,000   Hialeah, Florida,
               Capital Improvement
               Revenue,
               5.500% 10/01/18......   Baa1     NR       1,272,274
 1,000,000   Hillsborough County,
               Florida, Capital
               Improvement Program,
               Revenue Refunding,
               (County Center
               Project), Series B,
               (MBIA Insured),
               5.000% 07/01/11......   Aaa      AAA        947,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
$2,640,000   Hillsborough County,
               Florida,
               Environmentally
               Sensitive Lands,
               (AMBAC Insured),
               6.250% 07/01/06......   Aaa      AAA    $ 2,808,511
 2,000,000   Hillsborough County,
               Florida, Utility
               Refunding Revenue,
               Capital Appreciation,
               Series A, (MBIA-IBC
               Insured),
               Zero Coupon
               08/01/99 +...........   Aaa      AAA      1,802,340
 1,500,000   Indian River County,
               Florida, School
               District, (FSA
               Insured),
               5.000% 04/01/03......   Aaa      AAA      1,510,035
             Jacksonville, Florida,
               Electric Authority
               Revenue Refunding,
               4th Series, St.
               John's River
               Authority:
 1,000,000   Series 6B,
               6.650% 10/01/02......   Aa1      AA       1,076,350
 1,000,000   Series 10,
               4.600% 10/01/00......   Aa1      AA         999,780
 1,000,000   Jacksonville, Florida,
               Excise Tax Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/09......   Aaa      AAA        971,940
   750,000   Manatee County,
               Florida, Public
               Utilities Revenue,
               Series A, (MBIA
               Insured),
               6.250% 10/01/00......   Aaa      AAA        789,907
   500,000   Miami Beach, Florida,
               GO, (FGIC Insured),
               5.300% 09/01/03......   Aaa      AAA        510,050
             Orange County, Florida,
               Health Facilities
               Authority Revenue
               Refunding:
 1,375,000   (Lakeside Alternatives
               Inc.),
               6.250% 07/01/05......   NR       BBB      1,399,640
             (Orlando Regional
               Medical Center
               Hospital), (MBIA
               Insured):
 3,000,000   4.400% 10/01/02........   Aaa      AAA      2,930,130
 1,000,000   6.250% 10/01/16........   Aaa      AAA      1,067,910
 1,000,000   Orange County, Florida,
               Housing Finance
               Authority, Single-
               family Mortgage
               Revenue, Series A,
               (GNMA/FNMA
               Collateral),
               5.900% 09/01/19......   NR       AAA        980,460
                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
$2,000,000   Orlando and Orange
               County, Florida,
               Expressway Authority
               Revenue Refunding,
               (FGIC Insured),
               6.500% 07/01/10......   Aaa      AAA    $ 2,214,100
             Palm Beach County,
               Florida, GO:
 1,300,000   7.000% 12/01/04........   Aa       AA       1,469,962
    75,000   Series B,
               4.250% 07/01/08......   Aa       AA          67,617
 1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Series A,
               6.300% 10/01/12......   Aaa      NR       1,014,570
             St. John's County,
               Florida, Industrial
               Development
               Authority, Hospital
               Revenue, (Flagler
               Hospital Project):
   850,000   5.700% 08/01/02........   A        BBB+       847,994
   945,000   6.000% 08/01/08........   A        BBB+       948,241
 1,230,000   South Broward, Florida,
               Hospital District
               Revenue Refunding,
               (AMBAC Insured),
               4.650% 05/01/00......   Aaa      AAA      1,230,652
 1,000,000   Tallahassee, Florida,
               Health Facilities
               Revenue, Memorial
               Regional Medical
               Center, Series A,
               (MBIA Insured),
               5.750% 12/01/04......   Aaa..    AAA      1,047,850
 1,025,000   Venice, Florida, Health
               Facilities Revenue
               Refunding, (Venice
               Hospital, Inc.
               Project),
               5.300% 12/01/02......   A        NR       1,045,510
                                                        ----------
                                                        51,782,507
                                                        ----------
             PUERTO RICO -- 4.6%
 1,650,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07......   NR..     BBB-     1,600,929

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             PUERTO RICO -- (CONTINUED)
$1,000,000   Puerto Rico Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14......   NR...    BBB    $ 1,018,570
                                                        ----------
                                                         2,619,499
                                                        ----------
             TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $53,407,135)..............           54,402,006
                                                        ==========
SHORT TERM
 MUNICIPAL
 BOND --
 2.3%
 (Cost
 $1,350,000)
             FLORIDA -- 2.3%
 1,350,000   Florida State Housing
               Finance Agency,
               Refunding, Multi-
               family Housing,
               3.550% 06/01/07++....   NR A/A-1          1,350,000
                                                        ==========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET
 FUND --
 2.1%
 (Cost
 $1,207,000)
 1,207,000   AIM Tax-Exempt Fund.............         $ 1,207,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $55,964,135*).....................    98.8%    56,959,006
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.2        691,032
                                             -----    -----------
NET ASSETS................................   100.0%   $57,650,038
                                             =====    ===========

---------------

*  Aggregate cost for Federal tax purposes.
+  Yield to maturity is 4.670%.
++ Variable rate note. The interest shown reflects the rate in effect at March
   31, 1997.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
IBC       Insured Bond Certificate
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

AMBAC   17.0%
MBIA    19.2%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Hospital          10.1%
Housing Revenue   12.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.1%
             FLORIDA -- 94.5%
             Alachua County,
               Florida, Health
               Facilities Authority
               Revenue Refunding:
$1,000,000   (Santa Fe Healthcare
               Facilities Project),
               ETM,
               6.000% 11/15/09......   Baa1     AAA    $ 1,043,700
 1,000,000   (Shands Teaching
               Hospitals and Clinics
               Inc. Project), Series
               A, (MBIA Insured),
               5.000% 12/01/04......   Aaa      AAA        999,930
 1,000,000   Canaveral, Florida,
               Port Authority
               Revenue Refunding,
               Port Improvement,
               Series B, (FGIC
               Insured),
               5.700% 06/01/13......   Aaa      AAA        993,440
 1,000,000   Citrus County, Florida,
               PCR Refunding,
               Crystal River,
               (Florida Power
               Corporation),
               Series B,
               6.350% 02/01/22......   Aa3      A+       1,039,940
 1,000,000   Dade County, Florida,
               Health Facilities
               Authority, Hospital
               Revenue Refunding,
               (Baptist Hospital,
               Miami Project),
               Series A, (MBIA
               Insured),
               5.250% 05/15/21......   Aaa      AAA        901,430
 1,000,000   Dade County, Florida,
               School District
               Revenue Refunding,
               GO, Series A, (MBIA
               Insured),
               6.125% 06/01/14......   Aaa      AAA      1,034,980
 1,500,000   Dade County, Florida,
               Water and Sewer
               System Revenue
               Refunding, (FGIC
               Insured),
               5.000% 10/01/13......   Aaa      AAA      1,387,155
 1,000,000   Escambia County,
               Florida, PCR,
               (Champion
               International
               Corporation Project),
               AMT,
               6.900% 08/01/22......   Baa1     BBB      1,056,910
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education:
 1,000,000   Refunding, Series A,
               5.000% 06/01/08......   Aa       AA         983,150
 1,000,000   Refunding, Series D,
               5.125% 06/01/18......   Aa       AA         908,050

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Board of
               Education, GO, Capital Outlay,
               Public
               Education -- (continued):
$1,000,000   Unrefunded Balance,
               Series A,
               7.250% 06/01/23......   Aa       AA     $ 1,087,380
 1,000,000   Florida State
               Department of
               Transportation, Fuel
               Sales Tax Revenue,
               (Right-of-Way),
               5.375% 07/01/26......   Aa2      AA+        929,780
             Florida State Housing
               Finance Agency,
               Refunding: Multi-
               family Housing:
 1,000,000   (Altamonte Project),
               Series C,
               7.000% 12/01/24......   NR       BBB+     1,063,760
   900,000   Single-family Mortgage,
               Series B, AMT,
               (GNMA/FNMA
               Collateral),
               6.550% 07/01/17......   Aaa      AAA        923,085
   500,000   (The Vinyards Project),
               Series H,
               6.500% 11/01/25......   NR       BBB+       502,620
 1,000,000   Florida State Municipal
               Power Agency Revenue,
               (Stanton II Project),
               Pre-refunded, (AMBAC
               Insured),
               6.500% 10/01/20......   Aaa      AAA      1,097,750
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               Series A, (FGIC
               Insured),
               5.500% 07/01/11......   Aaa      AAA        997,950
 1,000,000   Hillsborough County,
               Florida, Industrial
               Development
               Authority, PCR,
               (Tampa Electric
               Company Project),
               8.000% 05/01/22......   Aa3      AA       1,153,540
 1,000,000   Hillsborough County,
               Florida, Utility
               Refunding Revenue,
               (MBIA Insured),
               5.500% 08/01/12......   Aaa      AAA        988,700
 1,000,000   Jacksonville, Florida,
               Excise Tax Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/16......   Aaa      AAA        912,750
   750,000   Jacksonville, Florida,
               PCR Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31......   A1       AA-        723,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
  NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Martin County, Florida,
               Industrial
               Development Authority
               Revenue, (Indiantown
               Cogeneration
               Project), Series A,
               AMT,
               7.875% 12/15/25......   Baa3     BBB-   $ 1,135,530
 1,000,000   North Broward, Florida,
               Hospital Revenue,
               (MBIA Insured),
               6.250% 01/01/06......   Aaa      AAA      1,075,930
 1,000,000   Orange County, Florida,
               Health Facilities
               Authority Revenue
               Refunding, (Orlando
               Regional Medical
               Center Hospital),
               Series B, (MBIA
               Insured),
               5.000% 10/01/10......   Aaa      AAA        949,140
 1,000,000   Orange County, Florida,
               Sales Tax Revenue,
               Series B,
               5.375% 01/01/24......   A1       A+         918,400
 1,000,000   Orange County, Florida,
               Tourist Development
               Tax Revenue, Series
               B, (MBIA Insured),
               6.000% 10/01/14......   Aaa      AAA      1,026,940
 1,000,000   Osceola County,
               Florida, Health
               Facilities Authority
               Revenue Refunding,
               Lutheran Good
               Samaritan Society,
               (AMBAC Insured),
               6.000% 05/01/10......   Aaa      AAA      1,031,710
    45,000   Palm Beach County,
               Florida, GO, Series B,
               4.250% 07/01/08......   Aa       AA          40,570
 1,500,000   Palm Beach County,
               Florida, Health
               Facilities Authority
               Revenue, (Good
               Samaritans Health
               System),
               6.200% 10/01/11......   NR       A+       1,528,740
 1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Single-family
               Mortgage Purchase
               Revenue, Series A,
               (GNMA/FNMA
               Collateral),
               6.500% 10/01/21......   Aaa      NR       1,024,450


                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Polk County, Florida,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Facilities Revenue,
               (Tampa Electric
               Company Project),
               5.850% 12/01/30......   Aa2      AA     $   956,380
 1,000,000   St. Petersburg,
               Florida, Excise Tax
               Revenue Refunding,
               (FGIC Insured),
               5.000% 10/01/16......   Aaa      AAA        901,900
 2,000,000   South Broward, Florida,
               Hospital District
               Revenue Refunding,
               (FSA Insured),
               5.500% 05/01/28......   Aaa      AAA      1,857,100
             Venice, Florida, Health
               Facilities Revenue
               Refunding, (Venice
               Hospital Inc.
               Project):
   900,000   5.600% 12/01/05........   A        NR         943,353
 1,000,000   5.700% 12/01/06........   A        NR       1,053,160
 1,000,000   Volusia County,
               Florida, Educational
               Facilities Authority
               Revenue, Series A,
               6.125% 10/15/26......   Baa      NR         991,200
                                                        ----------
                                                        36,164,193
                                                        ----------
             PUERTO RICO -- 2.6%
 1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.250% 04/01/29......   Aaa      AAA      1,007,390
                                                        ----------
             TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $36,382,370)..............           37,171,583
                                                        ==========
SHORT TERM
 MUNICIPAL
 BOND --
 0.9% (Cost
 $350,000)
             FLORIDA -- 0.9%
   350,000   Florida State Housing
               Finance Agency,
               Refunding, Multi-
               family Housing,
               3.550% 06/01/07+.....   NR       A/A-1      350,000
                                                        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 0.4%
 (Cost $153,000)
   153,000   AIM Tax-Exempt Fund.............          $  153,000
                                                       ==========
TOTAL INVESTMENTS
  (Cost $36,885,370*).....................    98.4%    37,674,583
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.6        599,290
                                              ----    -----------
NET ASSETS................................   100.0%   $38,273,873
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at March 31, 1997.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Corporation
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations Florida Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997
(as a percentage of net assets):

FGIC   13.6%
MBIA   18.2%

Nations Florida Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development
  Revenue                                              12.9%
Housing Revenue                                        10.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 95.2%
             GEORGIA -- 95.2%
$  500,000   Alpharetta, Georgia,
               GO,
               6.100% 05/01/04......   Aa       AA-    $   535,395
 1,000,000   Atlanta, Georgia,
               Airport Facilities
               Revenue Refunding,
               (AMBAC Insured),
               6.000% 01/01/03......   Aaa      AAA      1,056,500
 1,000,000   Atlanta, Georgia,
               Downtown Development
               Authority Revenue
               Refunding,
               (Underground Atlanta
               Project),
               6.250% 10/01/12......   Aa       AA       1,035,040
             Atlanta and Fulton
               Counties, Georgia,
               Recreation Authority
               Revenue Refunding,
               (Atlanta Zoo
               Project):
 1,000,000   5.850% 12/01/00........   Aa       AA       1,039,950
   500,000   6.050% 12/01/02........   Aa       AA         529,380
 1,000,000   Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation),
               Series B,
               4.350% 01/01/01......   NR       A+         978,290
   560,000   Cartersville, Georgia,
               School District, GO,
               6.150% 01/01/03......   A        A          593,046
 1,000,000   Cherokee County,
               Georgia, School
               System Revenue, GO,
               (AMBAC Insured),
               5.875% 02/01/09......   Aaa      AAA      1,051,330
 1,000,000   Clarke County, Georgia,
               School District
               Refunding, GO, (FGIC
               Insured),
               5.100% 07/01/04......   Aaa      AAA      1,010,180
             Clayton County,
               Georgia, Water and
               Sewer Authority
               Revenue:
   585,000   6.400% 05/01/04........   A1       A+         629,343
 1,000,000   (MBIA Insured),
               5.400% 05/01/07......   Aaa      AAA      1,013,010
 1,000,000   Cobb County, Georgia,
               Detention Buildings
               and Facilities, GO,
               5.300% 01/01/08......   Aaa      AA+      1,007,110
 1,000,000   Cobb County, Georgia,
               Kennestone Hospital
               Authority Revenue,
               Series A,
               5.700% 04/01/06......   Aa       AA       1,031,390
   685,000   Cobb County, Georgia,
               Water and Sewer
               Authority, Revenue
               Refunding, Series A,
               4.400% 07/01/99......   Aa       AA-        685,829

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
$  750,000   Columbus, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding, Series
               1992, (FGIC Insured),
               6.000% 05/01/03......   Aaa      AAA    $   793,718
 1,000,000   Dalton, Georgia,
               Building Authority
               Revenue,
               5.000% 07/01/02......   A1       NR       1,008,190
 2,000,000   Dalton, Georgia,
               Multiple Utility
               Revenue Refunding,
               (MBIA Insured),
               4.450% 01/01/03......   Aaa      AAA      1,948,780
   500,000   DeKalb County, Georgia,
               Development Authority
               Revenue, (Emory
               University Project),
               GO, Series A,
               5.250% 11/01/15......   Aa1      AA         473,295
             DeKalb County, Georgia,
               School District, GO:
 1,000,000   5.000% 07/01/03........   Aa       AA       1,007,390
 1,000,000   Series A,
               4.250% 07/01/99......   Aa       AA         997,610
             Fayette County,
               Georgia, School
               District, GO, Series
               1992:
 1,000,000   5.200% 03/01/00........   Aa       A+       1,016,710
   500,000   (FGIC Insured),
               6.000% 09/01/02......   Aaa      AAA        529,275
   750,000   Forsyth County,
               Georgia, School
               District, GO,
               6.400% 07/01/05......   A1       A+         815,655
             Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates:
 1,000,000   Georgia Baptist
               Healthcare, Series A,
               6.000% 09/01/03......   Baa1     NR       1,006,810
 1,000,000   St. Joseph's Hospital,
               4.900% 10/01/03......   A        A          985,250
 1,000,000   Fulton and DeKalb
               Counties, Georgia,
               Hospital Authority,
               Revenue Refunding,
               (MBIA Insured),
               5.250% 01/01/04......   Aaa      AAA      1,010,670
 1,025,000   Fulton County, Georgia,
               Building Authority
               Revenue, (County
               Government and Health
               Facilities Project),
               Series A,
               5.700% 01/01/04......   Aaa      AAA      1,066,779

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,105,000   Fulton County, Georgia,
               Development Authority
               Revenue, (Clark
               Atlanta University
               Project), (CONNIE LEE
               Insured),
               5.100% 01/01/05......   Baa      AAA    $ 1,085,375
             Fulton County, Georgia,
               School District, GO:
 1,000,000   7.500% 01/01/02........   Aa       AA       1,113,590
   500,000   6.250% 05/01/04........   Aa       AA         538,725
 1,300,000   Fulton County, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding, (FGIC
               Insured),
               5.100% 01/01/98......   Aaa      AAA      1,312,207
 1,000,000   George L. Smith II,
               Georgia, World
               Congress Center
               Authority,
               Recreational Revenue,
               (Domed Stadium
               Project),
               7.875% 07/01/20......   Aa3      AA-      1,088,940
             Georgia State, GO:
 1,500,000   Series A,
              6.250% 03/01/06.......   Aaa      AA+      1,627,875
 2,750,000   Series C,
               6.500% 07/01/05......   Aaa      AA+      3,029,703
 1,000,000   Series D,
               6.800% 08/01/99......   Aaa      AA+      1,054,180
 1,000,000   Georgia State, Housing
               and Finance Authority
               Revenue,
               (Homeownership
               Opportunity Program),
               (FHA/VA Collateral),
               Series B,
               6.600% 06/01/25......   Aa       AA+      1,024,880
   500,000   Georgia State,
               Municipal Electric
               Authority, GO,
               Series A,
               6.500% 01/01/12......   A3       A          538,970
 1,500,000   Georgia State,
               Municipal Gas
               Authority, Gas Tax
               Revenue, (Southern
               Storage Gas Project),
               6.000% 07/01/04......   NR       A-       1,577,115
 2,000,000   Georgia State Tollway
               Authority Revenue,
               (Georgia 400
               Project),
               6.375% 07/01/02......   Aaa      AA+      2,153,120
             Gwinnett County,
               Georgia, School
               District, GO:
   500,000   Series A,
               6.000% 02/01/02......   Aa1      AA         527,115
 1,000,000   Refunding, Series B,
               6.000% 02/01/01......   Aa1      AA       1,047,540

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
             Hall County, Georgia,
               School District, GO:
$1,000,000   (AMBAC Insured),
               6.700% 12/01/14......   Aaa      AAA    $ 1,091,290
   750,000   Refunding, Series B,
               6.000% 12/01/03......   A        NR         794,197
 1,000,000   Macon, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               Series A,
               4.700% 10/01/04......   A1       A+         980,080
             Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia, Sales Tax
               Revenue Refunding:
 1,000,000   Series M,
               6.150% 07/01/02......   A1       NR       1,057,630
             Series P, (AMBAC
               Insured):
   500,000   5.800% 07/01/02........   Aaa      AAA        522,685
 1,000,000   5.900% 07/01/03........   Aaa      AAA      1,052,640
             Monroe County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation),
               Series A:
   500,000   6.050% 01/01/02........   A3       A+         518,830
 1,000,000   6.800% 01/01/12........   A3       A+       1,101,250
 1,100,000   Paulding County,
               Georgia, School
               District, GO,
               Series A,
               6.400% 02/01/04......   A        A        1,184,436
             Private Colleges and
               Universities
               Facilities Authority
               Revenue, Georgia:
 1,400,000   (Emory University
               Project), Series C,
               5.750% 10/01/02......   Aa1      AA       1,462,258
 1,000,000   (Spellman College
               Project), (FGIC
               Insured),
               4.850% 06/01/98......   Aaa      AAA      1,009,030
 1,000,000   Richmond County,
               Georgia, Board of
               Education, GO, (FGIC
               Insured),
               4.700% 11/01/06......   Aaa      AAA        962,590
 1,500,000   Richmond County,
               Georgia, Water and
               Sewer Revenue
               Refunding and
               Improvement, Series
               A, (FGIC Insured),
               5.250% 10/01/28......   Aaa      AAA      1,369,170
 1,250,000   Savannah, Georgia,
               Hospital Authority
               Revenue Refunding and
               Improvement, (Candler
               Hospital Project),
               7.000% 01/01/11......   Ba1      BB       1,275,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
$  750,000   Savannah, Georgia,
               Resource Recovery
               Development
               Authority, Revenue
               Refunding, (Southern
               Energy Systems
               Company Project),
               5.850% 12/01/01......   A1       A+     $   771,907
   630,000   Spalding County,
               Georgia, Water and
               Sewer Authority
               Revenue, (MBIA
               Insured),
               6.000% 09/01/03......   Aaa..    AAA        667,019
   500,000   Warner Robbins,
               Georgia, Water and
               Sewer Authority,
               Revenue Refunding,
               (MBIA Insured),
               6.000% 07/01/02......   Aaa..    AAA        527,275
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $57,639,273)............           58,922,772
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 3.8%
 (Cost $2,319,000)
 2,319,000   AIM Tax-Exempt Fund.............          $ 2,319,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $59,958,273*).....................    99.0%     61,241,772
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.0         621,822
                                             -----     -----------
NET ASSETS................................   100.0%    $61,863,594
                                             =====     ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance
                 Corporation
CONNIE LEE     College Construction Loan Association
FGIC           Financial Guaranty Insurance Corporation
FHA            Federal Housing Authority
GO             General Obligation
MBIA           Municipal Bond Investors Assurance
NR             Not Rated
PCR            Pollution Control Revenue
VA             Veterans Administration

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

FGIC   11.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 94.5%
             GEORGIA -- 91.4%
$  500,000   Albany, Georgia, Sewer
               System Revenue, (MBIA
               Insured),
               4.900% 07/01/07......   Aaa      AAA    $   489,480
   500,000   Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation Project),
               Series B,
               4.700% 01/01/04......   A3       A          485,885
   500,000   Clayton County,
               Georgia, Housing
               Authority,
               Multi-family Housing
               Revenue, (Advantages
               of Atlanta Apartments
               Project), (FHLMC
               Collateral),
               5.700% 12/01/16......   NR       AAA        487,840
   500,000   Columbia County,
               Georgia, School
               District, Series B,
               (MBIA Insured),
               6.250% 04/01/13......   Aaa      AAA        523,810
   500,000   Columbus, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding,
               5.700% 05/01/20......   A        A+         487,450
   850,000   Coweta County, Georgia,
               Development
               Authority, Industrial
               Development Revenue,
               (Sivaco National Wire
               Project), AMT,
               5.400% 02/01/09......   A        NR         805,503
   500,000   Dalton, Georgia,
               Multiple Utility
               Revenue Refunding,
               (MBIA Insured),
               4.450% 01/01/03......   Aaa      AAA        487,195
   500,000   Fayette County,
               Georgia, School
               District, GO,
               6.125% 03/01/15......   Aa       A+         515,370
 1,000,000   Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates, St.
               Joseph's Hospital,
               5.500% 10/01/14......   A        A          958,810
 1,000,000   Georgia L. Smith II,
               Georgia, World
               Congress Center
               Authority,
               Recreational Revenue,
               (Domed Stadium
               Project),
               7.875% 07/01/20......   Aa3      AA-      1,088,940

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
$  500,000   Georgia State, GO,
               Series E,
               5.500% 07/01/07......   Aaa      AA+    $   516,980
   500,000   Georgia State Municipal
               Electric Authority
               Power Revenue: Series
               CC,
               4.500% 01/01/02......   A        A          485,810
 1,000,000   GO, Series A,
               6.500% 01/01/12......   A3       A        1,077,940
   500,000   Gwinnett County,
               Georgia, School
               District, GO,
               Series A,
               5.125% 02/01/10......   Aa1      AA         486,090
   500,000   Gwinnett County,
               Georgia, Water and
               Sewer Revenue
               Refunding,
               4.900% 08/01/06......   Aa1      AA+        493,340
   500,000   Macon, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               Series B,
               5.000% 10/01/16......   A1       A+         452,570
   500,000   Peach County, Georgia,
               School District, GO,
               (MBIA Insured),
               6.500% 02/01/08......   Aaa      AAA        553,715
 1,000,000   Richmond County,
               Georgia, Development
             Authority Revenue, ETM,
             Zero coupon
               12/01/21+............   Aaa      NR         185,850
   500,000   Richmond County,
               Georgia, Water and
               Sewer Revenue
               Refunding and
               Improvement, Series
               A, (FGIC Insured),
               5.250% 10/01/28......   Aaa      AAA        456,390
 1,000,000   Roswell, Georgia, GO,
               5.600% 02/01/10......   Aa       AA       1,011,980
             Savannah, Georgia,
               Hospital Authority,
               Revenue Refunding and
               Improvement:
   500,000   (Candler Hospital
               Project),
               7.000% 01/01/23......   Ba       BB         510,090
   450,000   (St. Joseph's Hospital
               Project),
               6.125% 07/01/12......   A        NR         462,996
   500,000   Savannah, Georgia,
               Water and Sewer
               Revenue Refunding and
               Improvement,
               5.100% 12/01/10......   A1       AA-        479,530

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                              (UNAUDITED)        VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             GEORGIA -- (CONTINUED)
$  500,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               A, (FHA/FNMA
               Insured),
               7.125% 12/01/25......   Aaa      NR     $   527,615
   570,000   White County, Georgia,
               Industrial
               Development Authority
               Revenue Refunding,
               (Clark-Schwebel Fiber
               and Glass Company
               Project),
               6.850% 06/01/10......   NR       BBB+       593,786
                                                       -----------
                                                        14,624,965
                                                       -----------
             PUERTO RICO -- 3.1%
   500,000   Puerto Rico Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.100% 10/01/15......   Aaa      AAA        502,600
                                                       -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $15,008,646)............           15,127,565
                                                        ==========
                                                      VALUE
SHARES                                               (NOTE 1)
--------------------------------------------------------------
MONEY MARKET FUND -- 4.8%
  (Cost $766,000)
   766,000   AIM Tax-Exempt Fund.............      $   766,000
                                                   ===========
TOTAL INVESTMENTS
  (Cost $15,774,646*).....................  99.3%   15,893,565
OTHER ASSETS AND
  LIABILITIES (NET).......................   0.7       117,954
                                           -----   -----------
NET ASSETS................................ 100.0%  $16,011,519
                                           =====   ===========

---------------

* Aggregate cost for Federal tax purposes.

+ Yield to maturity is 3.505%.

ABBREVIATIONS:

AMT     Alternative Minimum Tax
ETM     Escrowed to Maturity
FGIC    Financial Guaranty Insurance Corporation
FHA     Federal Housing Authority
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association
GO      General Obligation
MBIA    Municipal Bond Investors Assurance
NR      Not Rated
PCR     Pollution Control Revenue

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

MBIA   12.8%

Nations Georgia Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Power/Utilities Revenue     12.8%
Hospital                    12.1%
Water Revenue               11.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.1%
             MARYLAND -- 95.7%
             Anne Arundel County,
               Maryland, Consolidated
               Public Improvement
               Revenue, GO:
$1,500,000   5.500% 07/15/00.........   Aa1      AA+   $ 1,542,960
 1,000,000   6.200% 04/15/03.........   Aa1      AA+     1,064,750
 1,000,000   5.125% 07/15/08.........   Aa1      AA+       990,210
 1,000,000   Baltimore, Maryland, GO,
               Series B, (MBIA
               Insured),
               7.050% 10/15/07.......   Aaa      AAA     1,145,820
 1,750,000   Baltimore, Maryland,
               Port Facilities
               Revenue, Consolidated
               Coal Sales, Series 85,
               6.500% 12/01/10.......   Aa3      AA-     1,895,355
 1,000,000   Baltimore, Maryland,
               Wastewater Systems,
               GO, (MBIA Insured),
               5.100% 07/01/04.......   Aaa      AAA     1,010,180
             Baltimore County,
               Maryland, Consolidated
               Public Improvement,
               Revenue Refunding:
 1,000,000   5.900% 03/01/98.........   Aaa      AAA     1,018,730
 1,000,000   6.100% 07/01/01.........   Aaa      AAA     1,056,910
 1,000,000   Series A, (AMBAC
               Insured),
               5.300% 10/15/06.......   Aaa      AAA     1,007,660
 1,075,000   Series C, (FGIC
               Insured),
               6.375% 10/15/07.......   Aaa      AAA     1,181,049
             Baltimore County,
               Maryland, Metropolitan
               District Special
               Assignment Refunding,
               GO:
 1,375,000   5.750% 05/01/02.........   Aaa      AAA     1,437,659
 1,000,000   5.800% 05/01/03.........   Aaa      AAA     1,050,020
             Calvert County,
               Maryland, Consolidated
               Public Improvement
               Revenue Refunding, GO,
 2,000,000   4.625% 07/15/05.........   Aa       A+      1,932,360
             Carroll County,
               Maryland, Consolidated
               Public Improvement
               Revenue, GO:
 1,350,000   6.000% 11/01/00.........   Aa3      AA      1,413,086
   500,000   6.900% 10/01/02.........   Aaa      AA        545,315
             Cecil County, Maryland,
               Revenue Refunding,
               Consolidated Public
               Improvement, GO, (FGIC
               Insured):
 1,000,000   5.300% 12/01/00.........   Aaa      AAA     1,022,630
 2,000,000   4.800% 12/01/04.........   Aaa      AAA     1,977,160

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             MARYLAND -- (CONTINUED)
             Charles County,
               Maryland, Consolidated
               Public Improvement,
               Revenue Refunding, GO:
$3,400,000   4.400% 06/01/03.........   Aa       AA-   $ 3,301,094
             Pre-refunded:
   750,000   6.450% 06/01/04.........   Aaa      AA-       811,440
 1,000,000   6.375% 12/01/04.........   Aaa      AA-     1,066,920
 2,000,000   Frederick County,
               Maryland, Consolidated
               Public Improvement,
               Revenue Refunding, GO,
               (FGIC Insured),
               5.750% 12/01/01.......   Aaa      AAA     2,085,240
 1,000,000   Frederick County,
               Maryland, GO, Series B,
               6.300% 07/01/06.......   Aa       AA-     1,077,610
   600,000   Harford County,
               Maryland, GO,
               Pre-refunded,
               6.100% 12/01/04.......   Aaa      AAA       640,668
 1,455,000   Harford County,
               Maryland, Public
               Improvement Revenue,
               GO,
               5.300% 09/01/03.......   Aa       AA-     1,489,062
 1,000,000   Howard County, Maryland,
               Metropolitan District,
               GO, Series B,
               6.000% 08/15/03.......   Aaa      AA+     1,064,020
   605,000   Laurel, Maryland, GO,
               Series A, (MBIA
               Insured),
               6.300% 07/01/00.......   Aaa      AAA       636,224
 1,530,000   Laurel, Maryland, Public
               Improvement Refunding,
               Series A, (FGIC
               Insured),
               5.000% 10/01/11.......   Aaa      AAA     1,449,843
   500,000   Maryland-National
               Capital Park and
               Planning Commission,
               (Prince Georges
               County), GO, Series
               J-2,
               Pre-refunded,
               6.900% 07/01/02.......   Aa2      AA        542,610
 1,100,000   Maryland State, GO,
               Third Series,
               Pre-Refunded,
               6.800% 07/15/00.......   Aaa      AAA     1,187,890
             Maryland State, Health
               and Higher Education
               Facilities Authority
               Revenue:
             Howard County General
               Hospital:
 1,000,000   5.125% 07/01/03.........   Baa1     BBB       982,630
 1,000,000   5.500% 07/01/13.........   Baa1     BBB       945,180
 1,000,000   Northwest Hospital
               Center, (AMBAC
               Insured),
               5.250% 07/01/13.......   Aaa      AAA       959,790

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             MARYLAND -- (CONTINUED)
               Maryland State, Health
               and Higher Education
               Facilities Authority
               Revenue -- (continued):
$  500,000   Sinai Hospital,
               Pre-refunded, (AMBAC
               Insured),
               7.300% 07/01/05.......   Aaa      AAA   $   548,420
             The Johns Hopkins
               Hospital:
   700,000   7.000% 07/01/00.........   Aa       AA-       740,964
 1,500,000   5.500% 07/01/07.........   Aa       AA-     1,529,745
             Refunding,
   500,000   5.000% 07/01/23.........   Aa       AA-       437,850
 1,000,000   University of Maryland
               Medical Center, (FGIC
               Insured),
               5.200% 07/01/04.......   Aaa      AAA     1,012,560
 3,000,000   Maryland State, State
               and Local Facilities
               Loan, GO, Third
               Series, Pre-Refunded,
               5.000% 10/15/06.......   Aaa      AAA     2,990,940
             Maryland State,
               Transportation
               Authority Revenue, GO:
 1,250,000   6.100% 09/01/01.........   Aa       AA      1,311,775
 3,235,000   4.375% 12/15/03.........   Aa       AA      3,122,584
 2,790,000   Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue,
               (Baltimore-Washington
               D.C. International
               Airport Project),
               Series A, AMT, (FGIC
               Insured),
               6.400% 07/01/19.......   Aaa      AAA     2,862,847
 1,005,000   Maryland Water Quality
               Financing
               Administration,
               Revolving Loan Fund
               Revenue, Series A,
               6.650% 09/01/98.......   Aa       AA      1,041,140
             Montgomery County,
               Maryland, Consolidated
               Public Improvement
               Revenue, GO,
             Series A:
 1,000,000   4.900% 10/01/07.........   Aaa      AAA       983,420
 1,000,000   5.000% 10/01/11.........   Aaa      AAA       956,260
   500,000   Pre-refunded,
               6.700% 04/01/06.......   Aaa      AAA       545,190
 1,000,000   Montgomery County,
               Maryland, GO,
               Pre-Refunded,
               6.125% 10/01/07.......   Aaa      AAA     1,073,210
 1,575,000   Montgomery County,
               Maryland, Parking
               Revenue, Bethesda
               Parking Lot District,
               Series A, (FGIC
               Insured),
               5.700% 06/01/00.......   Aaa      AAA     1,624,471
                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             MARYLAND -- (CONTINUED)
             Northeast Maryland,
               Solid Waste Disposal
               Authority Revenue
               Refunding, (Southwest
               Resource Recovery
               Facility Project),
               (MBIA Insured):
$2,000,000   6.900% 01/01/00.........   Aaa      AAA   $ 2,112,280
 1,535,000   7.000% 01/01/01.........   Aaa      AAA     1,650,570
   630,000   Ocean City, Maryland,
               GO, Pre-refunded,
               (MBIA Insured),
               6.100% 11/01/04.......   Aaa      AAA       675,977
             Prince Georges County,
               Maryland, Consolidated
               Public Improvement
               Revenue, GO:
 1,000,000   6.500% 07/01/02.........   A1       AA-     1,080,380
 1,000,000   5.600% 01/15/03.........   A1       AA-     1,032,290
 1,000,000   Prince Georges County,
               Maryland, GO, Series
               A, (MBIA Insured),
               5.400% 03/01/02.......   Aaa      AAA     1,026,400
             Prince Georges County,
               Maryland, Solid Waste
               Management Systems
               Authority, Revenue
               Refunding, (FSA
               Insured):
   800,000   6.600% 06/30/00.........   Aaa      AAA       848,360
 2,000,000   5.100% 06/15/05.........   Aaa      AAA     1,989,260
 1,000,000   Rockville, Maryland, GO,
               4.750% 04/15/05.......   Aa1      AA+       981,000
 1,000,000   St. Mary's County,
               Maryland, GO, (MBIA
               Insured),
               5.700% 03/01/08.......   Aaa      AAA     1,034,390
             University of Maryland,
               Auxiliary Facilities
               and Tuition Revenue:
             Series A:
   745,000   6.000% 02/01/04.........   Aa       AA+       788,329
 1,000,000   6.300% 02/01/08.........   Aa       AA+     1,067,090
 1,000,000   6.300% 02/01/10.........   Aa       AA+     1,064,920
 1,000,000   Series C,
               4.900% 10/01/08.......   Aa       AA+       969,900
 1,000,000   Washington County,
               Maryland, Consolidated
               Public Improvement
               Revenue, GO, (FGIC
               Insured),
               5.250% 01/01/06.......   Aaa      AAA     1,009,420
             Washington County,
               Maryland, GO:
   500,000   6.400% 12/01/00.........   A1       A+        523,345
 1,000,000   Series F, (FGIC
               Insured),
               5.250% 01/01/06.......   Aaa      AAA     1,009,420

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             MARYLAND -- (CONTINUED)
             Washington Suburban
               Sanitation District
               Authority, Maryland,
               Water Supply Revenue,
               GO:
$1,000,000   5.000% 06/01/03.........   Aa1      AA    $ 1,007,320
 1,000,000   5.600% 06/01/15.........   Aa1      AA        988,690
                                                       -------------
                                                        81,172,792
                                                       -------------
             GUAM -- 0.3%
   250,000   Government of Guam, GO,
               Series A,
             5.200% 11/15/08.........   NR       BBB       233,416
                                                       -------------
             ILLINOIS -- 1.1%
 5,000,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated
               State Tax Revenue,
               Series A, (MBIA
               Insured),
             Zero Coupon
               06/15/24+.............   Aaa      AAA       961,200
                                                       -------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $81,000,869).............          82,367,408
                                                        ==========
                                                         VALUE
                                           SHARES       (NOTE 1)
       -----------------------------------------------------------
MONEY MARKET FUND -- 1.9%
 (Cost $1,637,000)
 1,637,000   AIM Tax-Exempt Fund..............         $ 1,637,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $82,637,869*)..................     99.0%       84,004,408
OTHER ASSETS AND
  LIABILITIES (NET)....................      1.0           848,003
                                           -----       -----------
NET ASSETS.............................    100.0%      $84,852,411
                                           -----       ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 5.800%.

ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
GO      General Obligation
MBIA    Municipal Bond Investors Assurance
NR      Not Rated

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

FGIC   18.0%
MBIA   12.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
 AMOUNT                              MOODY'S   S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 94.8%
           MARYLAND -- 71.9%
           Anne Arundel County,
             Maryland, Consolidated
             Public Improvement
             Revenue, GO:
$500,000   5.300% 04/01/10.........   Aa1      AA+    $   494,635
 500,000   5.250% 07/15/11.........   Aa1      AA+        489,635
 150,000   Baltimore, Maryland,
             Consolidated Public
             Improvement Revenue,
             GO, AMT, Series B,
             (FGIC Insured),
             6.300% 10/15/08.......   Aaa      AAA        157,041
 250,000   Baltimore, Maryland,
             Convention Center
             Revenue, (FGIC
             Insured),
             6.150% 09/01/19.......   Aaa      AAA        254,748
 250,000   Baltimore, Maryland,
             Port Facilities
             Revenue, Consolidated
             Coal Sales, Series 85,
             6.500% 12/01/10.......   Aa3      A-1+       270,765
 300,000   Baltimore County,
             Maryland, Mortgage
             Revenue Refunding,
             (Kingswood Common
             III-A), (FHA Insured),
             5.750% 11/01/20.......   NR       AAA        292,800
 610,000   Bel Air, Maryland,
             Industrial Development
             Revenue, (May
             Department Stores
             Company Project),
             6.375% 10/01/99.......   NR       A          629,313
 250,000   Cumberland, Maryland,
             Refunding, GO, Series
             A, (FGIC Insured),
             5.250% 05/01/21.......   Aaa      AAA        230,137
 400,000   Howard County, Maryland,
             Special Facilities
             Revenue, Series A,
             6.000% 02/15/21.......   Aa       AA-        407,496
           Maryland State, Health
             and Higher Education
             Facilities Authority
             Revenue:
 110,000   Anne Arundel Medical
             Center, (AMBAC
             Insured),
             5.250% 07/01/13.......   Aaa      AAA        105,577
 100,000   Frederick Memorial
             Hospital, (FGIC
             Insured),
             5.250% 07/01/13.......   Aaa      AAA         96,495
 200,000   Greater Baltimore
             Medical Center, (FGIC
             Insured),
             5.000% 07/01/13.......   Aaa      AAA        185,676

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
 AMOUNT                              MOODY'S   S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
           MARYLAND -- (CONTINUED)
           Maryland State, Health
             and Higher Education
             Facilities Authority
            Revenue -- (continued):
$290,000   Memorial Hospital of
             Cumberland,
             6.500% 07/01/10.......   A        A      $   305,347
           Project and Refunding:
 150,000   Doctors Community
             Hospital,
             5.750% 07/01/13.......   Baa      BBB-       144,171
 200,000   Peninsula Regional
             Medical Center,
             5.000% 07/01/08.......   A        A          192,000
           The Johns Hopkins
             Hospital:
 300,000   5.600% 07/01/09.........   Aa       AA-        301,899
 500,000   5.000% 07/01/23.........   Aa       AA-        437,850
 370,000   Maryland State,
             Industrial Development
             Financing Authority,
             (American Center
             Physics Headquarters),
             6.375% 01/01/12.......   NR       BBB        378,917
 500,000   Maryland State, Stadium
             Authority, Lease
             Revenue, (Ocean City
             Convention Center),
             5.375% 12/15/13.......   Aa       AA         478,960
 220,000   Maryland State,
             Transportation
             Authority, Special
             Obligation Revenue,
             (Baltimore-Washington
             D.C. International
             Airport Project),
             Series A, AMT, (FGIC
             Insured),
             6.400% 07/01/19.......   Aaa      AAA        225,744
           Maryland State,
             Transportation
             Authority Revenue,
             (Transportation
             Facilities Project):
 300,000   5.750% 07/01/15.........   A1       A+         296,631
 500,000   6.800% 07/01/16.........   Aaa      AAA        564,105
           Maryland Water Quality
             Financing
             Administration,
             Revolving Loan Fund
             Revenue, Series A:
 250,000   5.400% 09/01/10.........   Aa       AA         247,870
 200,000   6.550% 09/01/14.........   Aa       AA         213,522
 250,000   Montgomery County,
             Maryland, Housing
             Opportunities
             Commission, Multi-
             family Mortgage
             Revenue, Series A,
             6.000% 07/01/14.......   Aa       NR         252,445

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
 AMOUNT                              MOODY'S   S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
           MARYLAND -- (CONTINUED)
$300,000   Northeast, Maryland,
             Solid Waste Disposal
             Authority Revenue
             Refunding, (Montgomery
             County Project),
             Series A, AMT,
             6.300% 07/01/16.......   A        NR     $   304,392
 500,000   Prince Georges County,
             Maryland, PCR
             Refunding, (Potomac
             Electric Power
             Project),
             5.750% 03/15/10.......   A1       A          514,825
 175,000   Prince Georges County,
             Maryland, Project and
             Refunding Revenue,
             (Dimensions Health
             Corporation), GO,
             5.375% 07/01/14.......   A        NR         162,619
 500,000   Prince Georges County,
             Maryland, Solid Waste
             Management Systems
             Authority, Revenue
             Refunding, (FSA
             Insured),
             5.200% 06/15/06.......   Aaa      AAA        497,430
 500,000   Prince Georges County,
             Maryland, Stormwater
             Management, GO,
             5.500% 03/15/13.......   Aa       AA         486,535
 200,000   Washington County,
             Maryland, Consolidated
             Public Improvement
             Revenue, GO, (MBIA
             Insured),
             5.800% 01/01/15.......   Aaa      AAA        201,460
 320,000   Washington County,
             Maryland, Sanitation
             District Refunding,
             GO, Series F, (FGIC
             Insured),
             5.000% 01/01/04.......   Aaa      AAA        320,339
                                                      -----------
                                                       10,141,379
                                                      -----------
           DISTRICT OF COLUMBIA -- 3.3%
           Washington, D.C.,
             Metropolitan Area
             Transportation
             Authority Revenue,
             Refunding, (FGIC
             Insured):
 100,000   4.900% 01/01/05.........   Aaa      AAA         98,248
 350,000   6.000% 07/01/10.........   Aaa      AAA        370,338
                                                      -----------
                                                          468,586
                                                      -----------
                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
 AMOUNT                              MOODY'S   S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
           GUAM -- 4.0%
$600,000   Government of Guam, GO,
             Series A,
             5.200% 11/15/08.......   NR       BBB    $   560,202
                                                      -----------
           OHIO -- 3.6%
 500,000   Dayton, Ohio, Special
             Facilities Revenue,
             (Emery Air Freight
             Corporation Project),
             Series D, AMT,
             6.200% 10/01/09.......   NR       BBB-       503,895
                                                      -----------
           PUERTO RICO -- 12.0%
           Puerto Rico Electric
             Power Authority, Power
             Revenue Refunding:
 200,000   Series U,
             6.000% 07/01/14.......   Baa1     BBB+       199,978
 500,000   Series Y, (MBIA
             Insured),
             6.500% 07/01/06.......   Aaa      AAA        550,285
 500,000   Puerto Rico Housing,
             Bank and Finance
             Agency, Single-family
             Mortgage Revenue,
             (Affordable Housing
             Mortgage -- Portfolio
             I), AMT, (GNMA/FNMA/
             FHLMC Collateral),
             6.100% 10/01/15.......   Aaa      AAA        502,600
 250,000   Puerto Rico Industrial,
             Medical and
             Environmental Agency,
             Pollution Control
             Facilities, Finance
             Authority Revenue,
             Higher Education,
             (Catholic University
             Project), Series A,
             5.600% 12/01/07.......   NR       BBB-       242,565
 200,000   Puerto Rico Industrial,
             Tourist, Educational,
             Medical and
             Environmental Control
             Facilities Financing
             Authority, (Ryder
             Memorial Hospital
             Project), Series A,
             6.600% 05/01/14.......   NR       BBB        203,714
                                                      -----------
                                                        1,699,142
                                                      -----------
TOTAL MUNICIPAL
BONDS AND NOTES
  (Cost $13,144,157)........................           13,373,204
                                                       ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                                         VALUE
 SHARES                                                (NOTE 1)
     ------------------------------------------------------------
          MONEY MARKET FUND -- 3.2%
  (Cost $456,000)
 456,000   AIM Tax-Exempt Fund..............          $   456,000
                                                       ----------
TOTAL INVESTMENTS
  (Cost $13,600,157*)...................     98.0%    13,829,204
OTHER ASSETS AND
  LIABILITIES (NET).....................      2.0        277,833
                                            -----    -----------
NET ASSETS..............................    100.0%   $14,107,037
                                            =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
FGIC    Financial Guaranty Insurance Corporation
FHA     Federal Housing Authority
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance
GNMA    Government National Mortgage Association
GO      General Obligation
MBIA    Municipal Bond Investors Assurance
NR      Not Rated
PCR     Pollution Control Revenue

Nations Maryland Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

FGIC   13.7%

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        11.7%
  Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 95.7%
             NORTH CAROLINA -- 78.7%
$1,000,000   Buncombe County, North
               Carolina, GO,
               5.000% 03/01/02.......   Aa       AA-   $ 1,012,120
 1,000,000   Charlotte, North
               Carolina, COP,
               (Convention Facilities
               Project),
               (AMBAC Insured),
               6.750% 12/01/21.......   Aaa      AAA     1,100,140
 1,130,000   Charlotte, North
               Carolina, Health Care
               Systems Revenue
               Refunding, Mecklenburg
               Hospital Authority,
               6.250% 01/01/20.......   Aa       AA      1,150,374
 1,000,000   Charlotte, North
               Carolina, Refunding,
               GO,
               4.500% 02/01/03.......   Aaa      AAA       984,830
 1,000,000   Cleveland County, North
               Carolina, GO, (FGIC
               Insured),
               5.100% 06/01/05.......   Aaa      AAA     1,005,240
   500,000   Concord, North Carolina,
               GO,
               6.200% 06/01/05.......   Aa       A+        532,840
 1,000,000   Fayetteville, North
               Carolina, Public Works
               Commission Revenue
               Refunding, (FGIC
               Insured),
               4.500% 03/01/04.......   Aaa      AAA       972,160
   500,000   Gastonia, North
               Carolina, Water
               Revenue and Street
               Improvement,
               (FGIC Insured),
               5.200% 04/01/02.......   Aaa      AAA       509,910
 2,000,000   Greenville, North
               Carolina, Combined
               Enterprises Revenue,
               6.000% 09/01/10.......   A1       A+      2,063,720
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste Disposal,
               (Champion
               International
               Corporation Project),
               AMT,
               5.500% 10/01/18.......   Baa1     BBB       924,050
   500,000   Henderson County, North
               Carolina, School and
               Community College, GO,
               6.500% 06/01/08.......   A1       A+        530,360
   750,000   Lower Cape Fear, North
               Carolina, Water and
               Sewer Authority
               Revenue, AMT,
               5.200% 03/01/04.......   A        BBB       749,963

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             NORTH CAROLINA --
               (CONTINUED)
$1,000,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue, (Weyerhaeuser
               Company Project),
               8.500% 06/15/99.......   A2       A     $ 1,081,020
 1,000,000   Mecklenburg County,
               North Carolina,
               Pre-refunded, Public
               Improvement, Series B,
               6.200% 04/01/06.......   Aaa      AAA     1,072,170
             North Carolina Housing
               Finance Agency,
               Single-family Housing
               Revenue, Series R:
   835,000   6.350% 03/01/03.........   Aa       A+        875,230
   840,000   6.350% 09/01/03.........   Aa       A+        870,778
 1,000,000   North Carolina Medical
               Care Community Health
               Care Facilities
               Revenue, (Stanly
               Memorial Hospital
               Project), (AMBAC
               Insured),
               5.250% 10/01/06.......   Aaa      AAA     1,001,480
             North Carolina Municipal
               Power Agency,
               Refunding #1, Catawba
               Electric Revenue
               Refunding:
 1,000,000   (FGIC Insured),
               5.200% 01/01/00.......   Aaa      AAA     1,016,290
 1,000,000   (FSA Insured),
               5.500% 01/01/01.......   Aaa      AAA     1,028,860
 1,000,000   North Carolina State,
               Educational Authority
               Revenue, AMT,
               5.300% 07/01/03.......   A        NR        997,290
             North Carolina State,
               GO, Series A:
 2,000,000   6.100% 03/01/01.........   Aaa      AAA     2,107,920
 1,000,000   5.100% 03/01/06.........   Aaa      AAA     1,005,650
 1,240,000   Pitt County, North
               Carolina, Revenue
               Refunding, (Pitt
               County Memorial
               Hospital),
               5.375% 12/01/10.......   Aa       AA-     1,211,182
 1,000,000   Raleigh, North Carolina,
               Combined Enterprise
               System Revenue,
               5.250% 03/01/07.......   Aa       AA+     1,009,970
   750,000   Rutherford County, North
               Carolina, GO, (MBIA
               Insured),
               6.400% 06/01/01.......   Aaa      AAA       800,310
   500,000   Union County, North
               Carolina, School
               District, GO,
               5.800% 03/01/05.......   A1       A+        522,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             NORTH CAROLINA --
               (CONTINUED)
$1,000,000   University of North
               Carolina, Revenue
               Refunding, Utilities
               Systems,
               5.200% 08/01/06.......   Aa       AA    $ 1,005,980
             Wake County, North
               Carolina, GO,
               Refunded:
 1,000,000   4.200% 04/01/98.........   Aaa..    AAA     1,004,570
 1,000,000   4.700% 04/01/05.........   Aaa..    AAA       982,610
 1,000,000   Wake County, North
               Carolina, Public
               Improvement Revenue,
               GO,
               4.600% 02/01/06.......   Aaa..    AAA       966,390
 1,200,000   Wayne County, North
               Carolina, GO,
               4.900% 04/01/05.......   Aaa..    AAA     1,192,164
                                                       -----------
                                                        31,288,231
                                                       -----------
             GUAM -- 7.2%
             Government of Guam, GO,
               Series A:
 1,500,000   4.900% 09/01/97.........   NR       BBB     1,505,340
 1,445,000   5.150% 11/15/07.........   NR       BBB     1,360,265
                                                       -----------
                                                         2,865,605
                                                       -----------
             OHIO -- 2.6%
 1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Emery Air Freight
               Corporation Project),
               Series D, AMT
               6.200% 10/01/09.......   NR       BBB-    1,007,790
                                                       -----------
             PUERTO RICO -- 4.2%
 1,000,000   Puerto Rico Electric
               Power Authority, Power
               Revenue Refunding,
               Series Y, (MBIA
               Insured),
               7.000% 07/01/07.......   Aaa      AAA     1,146,660
   500,000   Puerto Rico Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14.......   NR       BBB       509,285
                                                       -----------
                                                         1,655,945
                                                       -----------

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS
 AND NOTES --
 (CONTINUED)
             WASHINGTON -- 3.0%
$1,150,000   Washington State Public
               Power Supply System,
               Revenue Refunding,
               (Nuclear Project
               Number 2), Series A,
               5.800% 07/01/07.......   Aa       AA    $ 1,189,583
                                                       -----------
             TOTAL MUNICIPAL
             BONDS AND NOTES
               (Cost $36,943,905).............          38,007,154
                                                       ===========

  SHARES
---------
MONEY MARKET FUND -- 1.0%
 (Cost $410,000)
   410,000   AIM Tax-Exempt Fund..............             410,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $37,353,905*).....................    96.7%    38,417,154
OTHER ASSETS AND
  LIABILITIES (NET).......................     3.3      1,321,650
                                              ----    -----------
NET ASSETS................................   100.0%   $39,738,804
                                              ----    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
COP     Certificates of Participation
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
GO      General Obligation
MBIA    Municipal Bond Investors Assurance
NR      Not Rated

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        12.8%
  Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 92.8%
             NORTH CAROLINA -- 90.7%
$1,000,000   Buncombe County, North
               Carolina,
               Metropolitan Sewer
               District, Sewer
               System Revenue,
               Series B,
               Pre-refunded,
             6.750% 07/01/22.......   Aaa      NR     $ 1,105,540
 1,500,000   Charlotte, North
               Carolina, Health
               Care Systems Revenue
               Refunding,
               Mecklenburg Hospital
               Authority,
             6.250% 01/01/20.......   Aa       AA       1,527,045
 1,000,000   Craven County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               PCR, Refunding,
               (Weyerhaeuser
               Company Project),
             6.350% 01/01/10.......   NR       A        1,050,690
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste
               Disposal, (Champion
               International
               Corporation
               Project), AMT,
             5.500% 10/01/18.......   Baa1     BBB        924,050
 2,000,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue, Solid Waste
               Disposal, AMT,
               (Weyerhaeuser
               Company),
             5.650% 12/01/23.......   A2       A        1,888,260
 2,000,000   Mecklenburg County,
               North Carolina,
               Industrial
               Facilities and
               Pollution Control
               Finance Authority
               Revenue Refunding,
               (Fluor Corporation
               Project),
             5.250% 12/01/09.......   NR       A+       1,949,320
             Mecklenburg County,
               North Carolina,
               Refunding, GO:
 1,000,000   5.400% 03/01/00.......   Aaa      AAA      1,024,850
 1,000,000   6.000% 04/01/11.......   Aaa      AAA      1,063,480
 1,000,000   Monroe, North
               Carolina, Combined
               Enterprise System
               Revenue,
             6.000% 03/01/14.......   A        A          989,480

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             NORTH CAROLINA --
              (CONTINUED)
$1,000,000   Morganton, North
               Carolina, Water and
               Sewer Revenue, GO,
               (FGIC Insured),
             5.600% 06/01/10.......   Aaa      AAA    $ 1,016,700
 1,000,000   New Hanover County,
               North Carolina,
               Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               (Solid Waste
               Disposal, Occidental
               Petroleum
               Corporation
               Project), AMT,
             6.500% 08/01/14.......   Baa3     BBB      1,023,750
             North Carolina Housing
               Finance Agency:
   830,000   Series U,
             6.700% 03/01/18.......   Aa       A+         865,325
   970,000   Single-family Housing
               Revenue, Series W,
             6.200% 09/01/09.......   Aa       A+       1,003,484
             North Carolina Medical
               Care Commission,
               Hospital Revenue
               Refunding:
 1,130,000   (AMBAC Insured),
             5.250% 02/15/07.......   Aaa      AAA      1,135,978
 1,000,000   (Grace Hospital Inc.
               Project), (AMBAC
               Insured),
             5.250% 10/01/16.......   Aaa      AAA        930,750
 1,000,000   (Rex Hospital
               Project),
             6.250% 06/01/17.......   A1       A+       1,024,930
 1,000,000   North Carolina
               Municipal Power
               Agency, Refunding
               #1, Catawba Electric
               Revenue Refunding,
               (FSA Insured),
             6.200% 01/01/18.......   Aaa      AAA      1,022,700
 1,000,000   North Carolina State,
               University and
               College
               Improvements, GO,
             5.100% 06/01/06.......   Aaa      AAA      1,005,750
 1,500,000   Onslow County, North
               Carolina, Combined
               Enterprise System
               Revenue, (MBIA
               Insured),
             5.875% 06/01/09.......   Aaa      AAA      1,562,970
 1,000,000   Orange County, North
               Carolina, GO,
             5.500% 02/01/14.......   Aa1      AA+        990,180
 1,000,000   Pitt County, North
               Carolina, Hospital
               Revenue, (Pitt
               County Memorial
               Hospital Project),
             5.250% 12/01/21.......   Aa       AA-        906,380

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             NORTH CAROLINA --
              (CONTINUED)
$1,000,000   Wilmington, North
               Carolina, Water
               Authority, GO,
             5.700% 06/01/15.......   A1       A+     $ 1,002,610
                                                      -----------
                                                       25,014,222
                                                      -----------
             PUERTO RICO -- 2.1%
   600,000   Puerto Rico
               Industrial, Medical
               and Environmental
               Agency, Pollution
               Control Facilities,
               Finance Authority
               Revenue, Higher
               Education, (Catholic
               University Project),
               Series A,
             5.600% 12/01/07.......   NR       BBB-       582,156
                                                       ==========

             TOTAL MUNICIPAL
               BONDS AND NOTES
             (Cost $25,033,578).............           25,596,378
                                                       ==========

                                                         VALUE
  SHARES                                               (NOTE 1)
------------------------------------------------------------
MONEY MARKET
 FUNDS --
 6.0%

 1,376,000   AIM Tax-Exempt Fund............          $ 1,376,000
   265,000   Nuveen Tax-Free Money Market
               Fund.........................              265,000
                                                      -----------
             TOTAL MONEY MARKET
               FUNDS
             (Cost $1,641,000)..............            1,641,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $26,674,578*).....................   98.8%     27,237,378
OTHER ASSETS AND
  LIABILITIES (NET).......................    1.2         331,951
                                            -----     -----------
NET ASSETS................................  100.0%    $27,569,329
                                            =====     ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations North Carolina Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Hospital                                               14.6%
Pollution Control Revenue/Industrial Development       24.8%
  Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.8%
             SOUTH CAROLINA -- 97.8%
$1,100,000   Anderson County, South
               Carolina, Revenue
               Refunding, GO,
               6.400% 04/01/03......  A       A      $ 1,180,157
   500,000   Beaufort County, South
               Carolina, School
               District, GO, (AMBAC
               Insured),
               6.250% 02/01/01......  Aaa     AAA        527,215
 1,000,000   Berkeley County, South
               Carolina, Pollution
               Control Facilities
               Revenue Refunding,
               (Alumax Inc.
               Project), (Royal Bank
               of Canada LOC),
               3.400% 12/01/08+.....  Aa2     NR       1,000,000
 1,000,000   Berkeley County, South
               Carolina, Refunding
               and Improvement
               Authority, (FGIC
               Insured),
               5.300% 05/01/04......  Aaa     AAA      1,021,850
   500,000   Berkeley County, South
               Carolina, Water and
               Sewer Authority
               Revenue, (MBIA
               Insured),
               6.100% 06/01/98......  Aaa     AAA        512,080
 1,000,000   Camden, South Carolina,
               Combined Public
               Utilities Revenue,
               Refunding and
               Improvement, (MBIA
               Insured),
               5.500% 03/01/17......  Aaa     AAA        967,080
             Charleston County,
               South Carolina,
               Hospital Facilities,
               Revenue Refunding and
               Improvement, (Medical
               Society Health
               Project), (MBIA
               Insured):
   500,000   5.000% 10/01/99........  Aaa     AAA        506,205
 1,000,000   6.000% 10/01/09........  Aaa     AAA      1,031,010
 1,000,000   Charleston County,
               South Carolina, Park
               and Recreation
               Commission District,
               GO,
               4.900% 02/01/99......  Aa      AA-      1,011,240
 1,040,000   Charleston County,
               South Carolina, Solid
               Waste User Fee
               Revenue, (MBIA
               Insured),
               5.800% 01/01/06......  Aaa     AAA      1,086,301

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA --
               (CONTINUED)
$  500,000   Chester County, South
               Carolina, Industrial
               Development Authority
               Revenue Refunding,
               (Springs Industries
               Inc. Project),
               7.350% 02/01/14......  NR      BBB+   $   527,875
   500,000   Chester County, South
               Carolina, School
               District, GO,
               6.100% 02/01/01......  NR      A          528,795
             Columbia, South
               Carolina, Waterworks
               and Sewer System
               Revenue:
 1,000,000   5.500% 02/01/09........  Aa      AA       1,022,640
 2,700,000   Capital Appreciation,
               Zero coupon
               02/01/03++...........  Aa      AA       2,041,551
 1,000,000   Darlington County,
               South Carolina,
               Industrial
               Development Revenue,
               (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23......  A1      AA-        985,240
 1,500,000   Dorchester County,
               South Carolina,
               School District No.
               2, GO, (FGIC
               Insured),
               5.200% 02/01/15......  Aaa     AAA      1,421,580
 1,250,000   Florence, South
               Carolina, Water and
               Sewer Revenue
               Refunding #2, (AMBAC
               Insured),
               5.150% 03/01/06......  Aaa     AAA      1,253,162
             Grand Strand Water and
               Sewer Authority
               Revenue Refunding,
               (MBIA Insured):
 1,000,000   5.900% 06/01/01........  Aaa     AAA      1,042,550
 1,950,000   6.300% 06/01/05........  Aaa     AAA      2,090,341
             Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding:
 1,000,000   Series A,
               5.400% 05/01/07......  Aa3     AA-        993,970
 1,000,000   Series C,
               5.300% 05/01/04......  NR      AA-        997,850
 2,000,000   Greenville, South
               Carolina, Waterworks
               Revenue, Water
               Utility Improvements,
               6.000% 02/01/06......  Aa1     AA       2,133,900
 1,885,000   Greenwood, South
               Carolina, Combined
               Public Utilities,
               Revenue Refunding and
               Improvement, (AMBAC
               Insured),
               5.500% 12/01/06......  Aaa     AAA      1,935,820

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA --
              (CONTINUED)
             Lancaster County, South
               Carolina, School
               District, GO, (MBIA
               Insured):
$  600,000   5.900% 07/01/01........  Aaa     AAA    $   629,280
   500,000   6.500% 07/01/07........  Aaa     AAA        536,875
             Medical University of
               South Carolina,
               Hospital Facilities
               Revenue, Series A:
   500,000   6.400% 07/01/99........  A       A+         517,145
             Refunding:
   500,000   7.000% 07/01/01........  A       A+         540,160
 1,000,000   7.000% 07/01/02........  A       A+       1,077,490
 2,250,000   7.200% 07/01/05........  A       A+       2,386,733
 1,750,000   North Charleston, South
               Carolina, Refunding,
               GO,
               5.600% 08/01/07......  A       AA-      1,801,485
 1,500,000   Oconee County, South
               Carolina, School
               District, Refunding,
               Series B,
               6.000% 03/01/99......  A       A        1,541,565
             Piedmont Municipal
               Power Agency, South
               Carolina, Revenue
               Bonds, (MBIA
               Insured):
 1,000,000   Series B,
               5.250% 01/01/09......  Aaa     AAA        980,180
 1,600,000   (South Carolina
               Electric Company
               Project),
               6.000% 01/01/05......  Aaa     AAA      1,702,672
             Richland County, South
               Carolina, PCR, (Union
               Camp Corporation
               Project), Series C:
 2,000,000   5.875% 11/01/02........  A1      A-       2,069,480
 1,000,000   6.350% 11/01/07........  A1      A-       1,053,970
             Richland County, South
               Carolina, Revenue
               Refunding and
               Improvement:
   500,000   5.750% 12/01/99........  Aa      AA         517,665
 2,120,000   Series B,
               4.850% 03/01/04......  Aa      AA       2,116,226
             Richland County, South
               Carolina, School
               District:
 1,000,000   No. 1, GO, (State Aid
               Withholding),
               4.625% 03/01/22......  Aa      AA-        844,950
 1,590,000   No. 2, Refunding,
               Series A, (MBIA
               Insured),
               4.900% 03/01/04......  Aaa     AAA      1,587,170

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA --
              (CONTINUED)
             Rock Hill, South
               Carolina, School
               District No. 3,
               Refunding, Series B,
               (FGIC Insured):
$  500,000   5.800% 02/01/01........  Aaa     AAA    $   519,405
 1,910,000   5.900% 02/01/02........  Aaa     AAA      1,997,020
 2,135,000   South Carolina State,
               Capital Improvement,
               GO, Series A,
               3.500% 07/01/06......  Aaa     AAA      1,868,146
             South Carolina State,
               Housing Finance and
               Development
               Authority:
 1,000,000   Homeownership Mortgage
               Purchase, Series A,
               5.550% 07/01/15......  Aa      AA         995,140
             Multi-family Housing
               Revenue:
   895,000   Rental Housing Revenue,
               (Windsor Shores
               Project), Series B,
               (FHA Insured):
               5.600% 07/01/16......  NR      AA         858,305
 1,000,000   Series A, (FNMA
               Collateral)
               6.800% 11/15/11......  Aaa     NR       1,044,550
 5,000,000   (United Dominion
               Project),
               6.500% 05/01/24......  NR      BBB+     5,119,100
             South Carolina State,
               Public Service
               Authority, Revenue
               Bonds:
 1,000,000   Series A,
               5.200% 07/01/03......  Aa      A+       1,012,680
 1,000,000   Series B, Refunded,
               6.600% 07/01/01......  Aaa     A+       1,071,780
 1,000,000   South Carolina State
               Refunding, Capital
               Improvement, GO,
               4.400% 04/01/04......  Aaa     AA+        970,100
 1,750,000   South Carolina State
               Revenue Bonds, GO,
               Series W,
               6.000% 05/01/01......  Aaa     AA+      1,842,173
 1,000,000   Spartanburg, South
               Carolina, Waterworks
               and Sewer System
               Authority, Revenue
               Refunding and
               Improvement,
               6.200% 06/01/09......  A1      AA-      1,044,990
 1,005,000   Spartanburg County,
               South Carolina, GO,
               5.700% 02/01/06......  A1      A+       1,043,461

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL BONDS AND
  NOTES -- (CONTINUED)
             SOUTH CAROLINA --
               (CONTINUED)
$  560,000   Summerville, South
               Carolina, Water and
               Sewer Authority
               Revenue,
               6.050% 09/01/00......  A       A      $   585,738
 1,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.700% 01/01/24......  A2      A+         962,750
 1,000,000   York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project), Series
               B,
               6.850% 04/01/01......  Baa1    BBB      1,048,980
   500,000   York County, South
               Carolina, School
               District No. 3, GO,
               Series B,
               5.700% 07/01/97......  Ba      A          502,100
   500,000   York County, South
               Carolina, Water and
               Sewer Revenue,
               6.125% 12/01/08......  NR      NR         483,590
                                                      ----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
             (Cost $67,436,259).............          68,691,466
                                                      ==========

                                                        VALUE
  SHARES                                              (NOTE 1)
----------------------------------------------------------------
MONEY MARKET FUND -- 1.1%
  (Cost $772,000)
   772,000   AIM Tax-Exempt Fund............         $   772,000
                                                     ===========
TOTAL INVESTMENTS
  (Cost $68,208,259*).....................   98.9%    69,463,466
OTHER ASSETS AND
  LIABILITIES (NET).......................    1.1        746,612
                                             ----    -----------
NET ASSETS................................  100.0%   $70,210,078
                                             ----    ===========

---------------

 * Aggregate cost for Federal tax purposes.
 + Variable rate note. The interest rate shown reflects the rate in effect at
   March 31, 1997.
++ Yield to maturity is 4.815%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
FHA       Federal Housing Authority
FNMA      Federal National Mortgage Association
GO        General Obligation
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
VA        Veterans Administration

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

MBIA   18.0%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        10.9%
  Revenue
Housing Revenue                                         11.4%
Water Revenue                                           10.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.9%
             SOUTH CAROLINA --
              89.6%
$  750,000   Berkeley County,
               South Carolina,
               PCR, (South
               Carolina Electric
               and Gas Company),
               6.500% 10/01/14....   A2       A-      $   801,690
   525,000   Camden, South
               Carolina, Combined
               Public Utilities
               Revenue, Refunding
               and Improvement,
               (MBIA Insured),
               4.900% 03/01/06....   Aaa      AAA         516,569
   500,000   Charleston, South
               Carolina, GO,
               6.500% 06/01/11....   Aa       AA          540,910
   500,000   Charleston County,
               South Carolina,
               Hospital Facilities
               Revenue, (Bon
               Secours Health
               Systems Project),
               (FSA Insured),
               5.625% 08/15/25....   Aaa      AAA         471,310
 1,000,000   Chester County, South
               Carolina,
               Industrial
               Development
               Authority Revenue
               Refunding, (Springs
               Industries Inc.
               Project),
               7.350% 02/01/14....   NR       BBB+      1,055,750
   500,000   Clemson University,
               South Carolina,
               Stadium Refunding
               Bonds, Student and
               Faculty Housing,
               Series M, (MBIA
               Insured),
               6.600% 06/01/08....   Aaa      AAA         527,405
 1,000,000   Columbia, South
               Carolina,
               Waterworks and
               Sewer System
               Revenue,
               5.500% 02/01/09....   Aa       AA        1,022,640
             Darlington County,
               South Carolina,
               Industrial
               Development
               Revenue:
 1,000,000   (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23....   A1       AA-         985,240
   500,000   (Sonoco Products
               Company Project),
               6.125% 06/01/25....   A2       A+          506,250

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA --
              (CONTINUED)
$  500,000   Darlington County,
               South Carolina,
               PCR, (Carolina
               Power and Light
               Company Project),
               6.600% 11/01/10....   A2       A/A-1   $   538,140
             Dorchester County,
               South Carolina,
               School District No.
               2, GO, (FGIC
               Insured) (Student
               Aid Withholding):
   500,000   4.800% 07/01/05......   Aaa      AAA         493,870
   650,000   5.125% 02/01/13......   Aaa      AAA         619,255
   500,000   Georgetown County,
               South Carolina,
               PCR, (International
               Paper Company
               Project),
               6.250% 06/15/05....   A3       A-          522,010
   400,000   Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding, Series
               C,
               5.500% 05/01/11....   NR       AA-         389,288
   500,000   Greenville, South
               Carolina,
               Waterworks Revenue,
               5.500% 02/01/22....   Aa1      AA          475,930
 1,000,000   Piedmont Municipal
               Power Agency, South
               Carolina, Electric
               Revenue Bonds,
               Series B, (MBIA
               Insured),
               5.250% 01/01/09....   Aaa      AAA         980,180
 1,000,000   Richland County,
               South Carolina,
               School District No.
               1, GO, (State Aid
               Withholding),
               4.625% 03/01/22....   Aa       AA-         844,950
   525,000   Richland County,
               South Carolina,
               Sewer System
               Revenue, GO, Series
               A,
               5.500% 03/01/17....   Aa       AA          509,528
   500,000   Richland County,
               South Carolina,
               Waste Disposal
               Facilities Revenue
               Refunding, (Union
               Camp Corporation
               Project), Series A,
               AMT,
               6.750% 05/01/22....   A1       A-          524,875
   750,000   South Carolina State,
               Capital
               Improvement,
               4.400% 04/01/04....   Aaa      AA+         727,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                             (UNAUDITED)        VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA --
              (CONTINUED)
$1,000,000   South Carolina, State
               Educational
               Facilities
               Authority, (Furman
               University
               Project), Series A,
               (MBIA Insured),
               5.500% 10/01/26....   Aaa      AAA     $   944,400
   500,000   South Carolina State,
               Jobs-Economic
               Development
               Authority, Hospital
               Facilities Revenue
               First Mortgage,
               (Lowman Home-
               Trinity Lutheran
               Home Project),
               6.700% 09/01/20....   NR       NR          495,475
   500,000   South Carolina State,
               Public Service
               Authority, Revenue
               Bonds, Series C,
               (MBIA Insured),
               5.125% 01/01/21....   Aaa      AAA         446,105
   500,000   York County, South
               Carolina, GO,
               (AMBAC Insured),
               4.750% 06/01/07....   Aaa      AAA         483,140
   900,000   York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project),
               Series B,
               6.850% 04/01/01....   Baa1     BBB         944,082
                                                      -----------
                                                       16,366,567
                                                      -----------
             OHIO -- 2.8%
   500,000   Dayton, Ohio, Special
               Facilities Revenue
               Refunding, (Emery
               Air Freight
               Corporation
               Project), Series F,
               6.050% 10/01/09....   NR       BBB-        506,125
                                                      -----------
             PUERTO RICO -- 5.5%
 1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency,
               Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT,
               (GNMA/FNMA/ FHLMC
               Collateral),
               6.250% 04/01/29....   Aaa..    AAA       1,007,390
                                                      -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
             (Cost $17,736,002)............            17,880,082
                                                      ===========

                                                         VALUE
  SHARES                                               (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
  SHARES
---------
                  MONEY MARKET FUND -- 0.7%
  (Cost $137,000)
  137,000 AIM Tax-Exempt Fund.............               137,000
                                                     ===========
TOTAL INVESTMENTS
  (Cost $17,873,002*).....................   98.6%    18,017,082
OTHER ASSETS AND
  LIABILITIES (NET).......................    1.4        257,004
                                            -----    -----------
NET ASSETS................................  100.0%   $18,274,086
                                            =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

MBIA   18.7%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        34.9%
  Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 95.1%
             TENNESSEE -- 78.3%
             Anderson County,
               Tennessee, Health and
               Educational Facilities
               Board, (Methodist
               Medical Center):
$  585,000   5.000% 07/01/01.........   A1       NR    $   582,192
 1,000,000   5.400% 07/01/04.........   A1       NR      1,000,020
             Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO, (Erlanger
               Medical Center), (FSA
               Insured):
   500,000   5.000% 10/01/00.........   Aaa      AAA       506,075
   500,000   5.375% 10/01/04.........   Aaa      AAA       511,920
   650,000   Hamilton County,
               Tennessee, GO,
               5.000% 07/01/01.......   Aa       NR        658,385
   600,000   Knox County, Tennessee,
               Health, Educational
               and Housing Facilities
               Board, Hospital

             Facilities Revenue,
               Refunding and
               Improvement, (Baptist
               Health System of East
               Tennessee, Inc.
               Project), (CONNIE LEE
               Insured),
               5.500% 04/15/11.......   NR       AAA       580,620
   500,000   Knoxville, Tennessee,
               Refunding and
               Improvement, GO,
               Series A, (MBIA
               Insured),
               5.250% 05/01/03.......   Aaa      AAA       510,140
   500,000   Madison County,
               Tennessee, GO, Series
               A,
               5.850% 08/01/03.......   A1       NR        525,000
   500,000   Maury County, Tennessee,
               Industrial Development
               Board, PCR, Multi-
               Modal Refunding,
               (Saturn Corporation
               Project), General
               Motors Guaranty
               Agreement,
               6.500% 09/01/24.......   A3       A-        521,115
   800,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               PCR, Refunding,
               (Bowater Inc.
               Project),
               6.850% 04/01/01.......  Baa1     BBB       852,072
             Memphis, Tennessee,
               Electric System
               Revenue:
   235,000   Pre-refunded,
               6.750% 01/01/03.......   NR       NR        248,945
   500,000   Refunding,
               5.000% 01/01/99.......   Aa       AA        505,875

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TENNESSEE -- (CONTINUED)
             Memphis, Tennessee,
               Electric System
               Revenue -- (continued):
$  300,000   Memphis, Tennessee,
               Refunding, GO,
               5.000% 11/01/00.......   Aa       AA    $   304,605
 1,500,000   Memphis, Tennessee,
               Water Revenue,
               5.900% 01/01/04.......   Aa       AA      1,579,920
             Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Health and Educational
               Facilities Board
               Revenue, Refunding and
               Improvement, (Meharry
               Medical College
               Project), (AMBAC
               Insured):
   505,000   6.000% 12/01/08.........   Aaa      AAA       536,330
   295,000   6.000% 12/01/09.........   Aaa      AAA       312,172
   750,000   Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Refunding, GO,
               5.250% 05/15/07.......   Aa       AA        755,813
             Shelby County,
               Tennessee, Health,
               Educational and
               Housing Facilities
               Board, Methodist
               Health Systems, Inc.,
               (MBIA Insured):
   500,000   6.250% 08/01/09.........   Aaa      AAA       539,270
   520,000   Series D,
               5.300% 08/15/04.......   Aaa      AAA       532,709
   500,000   Shelby County,
               Tennessee, Public
               Improvement, GO,
               Series A,
               5.625% 06/01/06.......   Aa       AA+       518,990
             Tennessee Housing
               Development Agency,
               Mortgage Finance, AMT:
   200,000   Series A,
               6.300% 01/01/08.......   A1       A+        204,474
   300,000   Series B,
               6.550% 07/01/19.......   A1       A+        307,272
   305,000   Tennessee State, GO,
               Series A,
               7.000% 03/01/05.......   Aaa      AA+       345,312
   500,000   Tennessee State, Local
               Development Revenue,
               Series A,
               5.750% 03/01/11.......   A        AA-       500,285
   500,000   Tennessee State,
               Volunteer State
               Student Funding
               Corporation,
               Educational Loan
               Revenue, Series B,
               AMT,
               4.850% 06/01/99.......   Aa       NR        500,805

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TENNESSEE --
              (CONTINUED)
$  730,000   Williamson County,
               Tennessee, Capital
               Outlay Notes,
               5.700% 05/01/02.......  Aa       NR    $   760,623
                                                       -----------
                                                        14,700,939
                                                       -----------
             PUERTO RICO -- 16.8%
   600,000   Commonwealth of Puerto
               Rico, Refunding, GO,
               5.500% 07/01/01.......   Baa1     A         612,690
   600,000   Puerto Rico Electric
               Power Authority, Power
               Revenue, Series P,
               6.750% 07/01/03.......   Baa1     BBB+      650,868
   600,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio I),
               AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               5.450% 04/01/05.......   Aaa      AAA       605,532
   500,000   Puerto Rico, Industrial,
               Medical and
               Environmental Agency
               Facilities Financing
               Authority Revenue,
               Series A, (Intel
               Corporation Project),
               4.000% 09/01/13+......   A1       A+        498,625
   750,000   Puerto Rico, Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.400% 05/01/09.......   NR       BBB       778,860
                                                       -----------
                                                         3,146,575
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES

             (Cost $17,566,070).....................    17,847,514
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUNDS -- 7.0%
   949,000   AIM Tax-Exempt Fund.............          $   949,000
   360,000   Nuveen Tax-Free Money Market
               Fund..........................              360,000
                                                       -----------
             TOTAL MONEY
               MARKET FUNDS

             (Cost $1,309,000)...............           1,309,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $18,875,070*).....................   102.1%    19,156,514
OTHER ASSETS AND
  LIABILITIES (NET).......................    (2.1)      (395,719)
                                             -----    -----------
NET ASSETS................................   100.0%   $18,760,795
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at March 31, 1997.

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance
               Corporation
AMT            Alternative Minimum Tax
CONNIE LEE     College Construction Loan Association
FHLMC          Federal Home Loan Mortgage Corporation
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance
GNMA           Government National Mortgage Association
GO             General Obligation
MBIA           Municipal Bond Investors Assurance
NR             Not Rated
PCR            Pollution Control Revenue

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Hospital   12.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.6%
             TENNESSEE -- 86.5%
$  250,000   Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO, (Erlanger
               Medical Center), (FSA
               Insured), 5.500%
               10/01/07..............   Aaa      AAA   $   255,807
   500,000   Humphreys County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (du Pont
               (E.I.) de Nemours &
               Company Project), AMT,
               6.700% 05/01/24.......   Aa3      AA-       531,760
             Knox County, Tennessee,
               Health, Educational
               and Housing Facilities
               Board, Hospital
               Facilities Revenue,
               Refunding and
               Improvement:
   400,000   (Baptist Health System
               of East Tennessee,
               Inc. Project), (CONNIE
               LEE Insured), 5.500%
               04/15/11..............   NR       AAA       387,080
   300,000   (Fort Sanders Alliance
               Project), (MBIA
               Insured), 7.250%
               01/01/09..............   Aaa      AAA       347,361
   250,000   Knoxville, Tennessee,
               Water Authority
               Revenue, Refunding and
               Improvement, 5.100%
               04/01/10..............   Aa       AA-       240,125
   200,000   Loudon County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (Kimberly-
               Clark Corporation
               Project), AMT, 6.200%
               02/01/23..............   Aa2      AA        202,450
   270,000   Maury County, Tennessee,
               Industrial Development
               Board, PCR, Multi-
               Modal Refunding,
               (Saturn Corporation
               Project), General
               Motors Guaranty
               Agreement, 6.500%
               09/01/24..............   A3       A-        281,402

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  250,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Recycling
               Facility Revenue,
               (Calhoun Newsprint
               Project), AMT, 7.400%
               12/01/22..............   Baa1     BBB   $   267,932
   300,000   Memphis, Tennessee,
               Electric System
               Revenue Refunding,
               4.900% 01/01/11.......   Aa       AA        278,826
             Memphis, Tennessee, GO:
   300,000   Public Improvements,
               5.250% 03/01/12.......   Aa       AA        292,122
   250,000   Refunding, 5.000%
               11/01/00..............   Aa       AA        253,837
             Memphis-Shelby County,
               Tennessee, Airport
               Authority, Special
               Facilities and Project
               Revenue Refunding,
               (Federal Express
               Corporation Project),
               AMT:
   250,000   6.750% 09/01/12.........   Baa2     BBB       264,520
   100,000   6.200% 07/01/14.........   Baa2     BBB       100,129
   350,000   Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Electric Revenue,
               Series A, 5.625%
               05/15/14..............   Aa       AA        348,642
             Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Health and Educational
               Facilities Board
               Revenue, Refunding and
               Improvement, (Meharry
               Medical College
               Project), (AMBAC
               Insured):
   300,000   6.000% 12/01/09.........   Aaa      AAA       317,463
   250,000   7.000% 12/01/11.........   Aaa      AAA       285,780
   300,000   6.000% 12/01/16.........   Aaa      AAA       309,453
   250,000   Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Refunding, GO, 5.250%
               05/15/07..............   Aa       AA        251,938

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TENNESSEE -- (CONTINUED)
             Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Water and Sewer
               Revenue, (FGIC
               Insured):
$  300,000   6.500% 01/01/10.........   Aaa      AAA   $   331,266
   300,000   5.200% 01/01/13.........   Aaa      AAA       290,112
   200,000   Putnam County,
               Tennessee, GO, (MBIA
               Insured), 5.125%
               04/01/11..............   Aaa      AAA       190,158
   300,000   Rutherford County,
               Tennessee, Public
               Improvement, GO,
               6.000% 04/01/06.......   Aa       AA-       319,293
   400,000   Shelby County,
               Tennessee, GO, Series
               A, 5.125% 03/01/18....   Aa       AA+       367,508
   240,000   Shelby County,
               Tennessee, School
               Bonds, GO, Series A,
               5.900% 03/01/15.......   Aa       AA+       243,641
   250,000   Sumner County,
               Tennessee, Health,
               Education and Housing
               Facilities Board
               Revenue Refunding,
               (Sumner Regional
               Health System Inc.),
               7.000% 11/01/03.......   NR       A-        269,035
   250,000   Tennessee State, GO,
               Series A, 7.000%
               03/01/05..............   Aaa      AA+       283,043
   250,000   Tennessee State, Local
               Development Revenue,
               Series A, 5.750%
               03/01/11..............   A        AA-       250,143
                                                        ----------
                                                         7,760,826
                                                        ==========
             PUERTO RICO -- 11.1%
   400,000   Commonwealth of Puerto
               Rico, Refunding, GO,
               5.500% 07/01/01.......   Baa1     A         408,460
   300,000   Puerto Rico, Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14.......   NR       BBB       305,571

                                          RATING
PRINCIPAL                               (UNAUDITED)       VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             PUERTO RICO --
               (CONTINUED)
$  300,000   Puerto Rico Public
               Building Authority,
               Guaranteed Public
               Education and Health
               Facilities Revenue
               Refunding, Series M,
               5.500% 07/01/21.......   Baa1     A     $   280,569
                                                        ----------
                                                           994,600
                                                        ----------
             TOTAL MUNICIPAL
               BONDS AND NOTES

             (Cost $8,560,005).......                    8,755,426
                                                        ==========
  SHARES
----------
MONEY MARKET FUNDS -- 5.7%
   470,000   AIM Tax-Exempt Fund..............             470,000
    43,000   Nuveen Tax-Free Money
               Market Fund...........                       43,000
                                                        ----------
             TOTAL MONEY MARKET FUNDS

             (Cost $513,000)..................             513,000
                                                        ==========

TOTAL INVESTMENTS
  (Cost $9,073,005*).......................   103.3%    9,268,426
OTHER ASSETS AND
  LIABILITIES (NET)........................   (3.3)      (298,366)
                                               ----    ----------
NET ASSETS.................................   100.0%   $8,970,060
                                              =====    ==========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance
               Corporation
AMT            Alternative Minimum Tax
CONNIE LEE     College Construction Loan Association
FGIC           Financial Guaranty Insurance Corporation
FSA            Financial Security Assurance
GO             General Obligation
MBIA           Municipal Bond Investors Assurance
NR             Not Rated
PCR            Pollution Control Revenue

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

AMBAC   10.2%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        18.4%
  Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
  BONDS AND
  NOTES --
  98.4%
             TEXAS -- 80.5%
             Alief, Texas,
               Independent School
               District, GO (PSFG
               Insured):
$1,000,000   Zero Coupon
               02/15/01+............  Aaa     AAA    $   830,640
   525,000   5.000% 02/15/17........  Aaa     AAA        473,508
 1,450,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11......  Baa2    BB+      1,587,721
   750,000   Amarillo, Texas, Junior
               College District, GO,
               (FGIC Insured),
               7.600% 02/15/06......  Aaa     AAA        865,110
             Arlington, Texas,
               Independent School
               District, GO, (PSFG
               Insured):
 1,060,000   Unrefunded,
             5.800% 02/15/02........  Aaa     NR       1,104,096
   940,000   Pre-refunded,
               5.800% 02/15/02......  Aaa     NR         980,016
   985,000   Bell County, Texas,
               Health Facilities
               Development,
               Corporate Revenue
               Refunding, (Central
               Texas Pooled Health),
               Series A,
               4.750% 10/01/23......  NR      AA-        988,388
 1,000,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior
               Lien, Series A-2,
               AMT, (Guaranteed
               Student Loans),
               6.050% 06/01/03......  Aaa     NR       1,047,490
   500,000   Denton, Texas, Health
               Facilities
               Development,
               Refunding, (AMBAC
               Insured),
               6.000% 05/01/05......  Aaa     AAA        512,830
 1,050,000   Garland, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.500% 02/15/00......  Aaa     AAA      1,074,245
 1,000,000   Granbury, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.000% 08/01/09......  Aaa     AAA        960,770

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TEXAS -- (CONTINUED)
             Harris County, Texas,
               Health Facilities
               Development
               Authority, Memorial
               Hospital:
$1,000,000   6.700% 06/01/00........  A2      A-     $ 1,060,000
 1,000,000   Series A, (MBIA
               Insured),
               6.000% 06/01/10......  Aaa     AAA      1,045,360
 1,000,000   Harris County, Texas,
               GO,
               5.750% 10/01/03......  Aa3     AA       1,042,990
 1,000,000   Lower Colorado River
               Authority, Texas,
               Revenue Refunding,
               Series A, (AMBAC
               Insured),
               6.400% 01/01/01......  Aaa     AAA      1,058,440
 1,000,000   North Texas, Municipal
               Water District,
               Revenue Refunding,
               (MBIA Insured),
               5.000% 09/01/06......  Aaa     AAA        988,140
 1,000,000   Tarrant County, Texas,
               GO,
               6.750% 07/15/07......  NR      AA+      1,063,580
             Texas A&M University:
 1,000,000   Permanent Funding,
               Series C,
               5.250% 07/01/02......  Aaa     AA+      1,022,450
 1,000,000   Revenue Financing
               System, Refunding,
               5.950% 05/15/05......  Aa      AA       1,057,240
   500,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.750% 08/01/11......  Aa      AA         498,025
 1,200,000   Texas State, Public
               Finance Authority,
               Building Revenue,
               Series A, (AMBAC
               Insured),
               6.000% 10/01/06......  Aaa     AAA      1,274,952
   795,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               Series B-4, AMT,
               6.200% 12/01/14......  Aa      AA         805,836
 1,500,000   Travis County, Texas,
               Limited Tax Revenue
               Refunding, Series A,
               (MBIA Insured),
               5.750% 03/01/06......  Aaa     AAA      1,544,564
                                                     -----------
                                                      22,886,391
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S  S&P    (NOTE 1)
----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             ARIZONA -- 3.8%
$1,000,000   Maricopa County,
               Arizona, Unified
               School District No.
               69, (Paradise Valley
               Refunding Project),
               GO, (MBIA Insured),
               6.350% 07/01/10......  Aaa     AAA    $ 1,092,950
                                                     -----------
             FLORIDA -- 3.6%
 1,000,000   Florida State, Housing
               Finance Agency,
               Refunding,
               Multi-family Housing
               Revenue, (Andover
               Place Project),
               Series E,
               6.350% 05/01/26......  NR      BBB+     1,010,230
                                                     -----------
             MAINE -- 3.5%
 1,000,000   Bucksport, Maine, Solid
               Waste Disposal
               Revenue, (Champion
               International
               Corporation Project),
               6.250% 05/01/10......  Baa1    BBB      1,008,570
                                                     -----------
             PENNSYLVANIA -- 3.5%
 1,000,000   Monroeville,
               Pennsylvania,
               Hospital Authority
               Revenue,
               5.000% 10/01/99......  Baa1    BBB+       999,540
                                                     -----------
             SOUTH DAKOTA -- 3.5%
 1,000,000   South Dakota State,
               Housing Development
               Authority Revenue,
               Homeownership
               Mortgage Revenue,
               Series A,
               5.000% 05/01/01......  Aa1     AAA      1,007,300
                                                     -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $27,589,273)...........          28,004,981
                                                     ===========

                                                        VALUE
  SHARES                                              (NOTE 1)
----------------------------------------------------------------
MONEY MARKET FUND -- 1.2%
  (Cost $329,000)
   329,000   AIM Tax-Exempt Fund............         $   329,000
                                                     ===========
TOTAL INVESTMENTS
  (Cost $27,918,273*).....................   99.6%    28,333,981
OTHER ASSETS AND
  LIABILITIES (NET).......................    0.4        112,177
                                            -----    -----------
NET ASSETS................................  100.0%   $28,446,158
                                            =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 4.447%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PSFG      Permanent School Funding Guaranty

Nations Texas Intermediate Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

AMBAC   10.0%
MBIA    16.4%
PSFG    19.1%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Hospital         12.5%
Education        12.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 96.6%
             TEXAS -- 77.9%
$  500,000   Alief, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.000% 02/15/17.....   Aaa      AAA    $   450,960
   500,000   Conroe, Texas,
               Independent School
               District Revenue,
               Lot A, GO, (PSFG
               Insured),
               5.000% 02/01/11.....   Aaa      AAA        471,805
   500,000   Corpus Christi, Texas,
               Utilities System
               Revenue, (MBIA
               Insured),
               5.200% 07/15/12.....   Aaa      AAA        479,145
   500,000   Dallas County,
               Texas, GO,
               5.250% 08/15/14.....   Aaa      AAA        481,760
   750,000   Dallas-Fort Worth,
               Texas, Regional
               Airport Revenue
               Refunding, Series A,
               (MBIA Insured),
               6.000% 11/01/09.....   Aaa      AAA        779,078
   500,000   Denison, Texas,
               Hospital Authority
               Revenue, (Texoma
               Medical Center Inc.
               Project),
               5.450% 08/15/02.....   NR       BBB+       497,670
   500,000   Gulf Coast, Texas,
               Waste Disposal
               Authority Revenue
               Refunding, (Houston
               Light & Power
               Company), Series A,
               (MBIA Insured),
               6.375% 04/01/12.....   Aaa      AAA        525,965
   500,000   Harris County, Texas,
               Health Facilities
               Development
               Authority, Hospital
               Revenue Refunding,
               (Texas Childrens
               Hospital Project),
               (MBIA Insured),
               6.000% 06/01/10.....   Aaa      AAA        522,680
 1,500,000   Irving, Texas,
               Independent School
               District, Capital
               Appreciation
               Refunding, GO, (PSFG
               Insured),
               Zero coupon
               02/15/02+...........   Aaa      AAA      1,182,015
   500,000   Laredo, Texas,
               International Toll
               Bridge Revenue
               Refunding, (AMBAC
               Insured),
               5.200% 10/01/05.....   Aaa      AAA        504,100

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             TEXAS -- (CONTINUED)
$  500,000   Plano, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               7.250% 02/15/04.....   Aaa      AAA    $   564,185
 1,000,000   Red River Authority,
               Texas, PCR, (Hoechst
               Celanese Corporation
               Project), AMT,
               6.875% 04/01/17.....   A2       A+       1,065,150
   585,000   Sherman, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               6.500% 02/15/20.....   Aaa      AAA        642,283
 1,000,000   Tarrant County, Texas,
               Health Facilities
               Development
               Corporation, Health
               System Revenue,
               (Harris Methodist
               Health System),
               6.000% 09/01/10.....   A        NR       1,029,650
   500,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.750% 08/01/11.....   Aa       AA         498,025
   375,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               GO, Series C,
               6.400% 12/01/09.....   Aa       AA         387,788
   600,000   Texas State, Water
               Development Board
               Revenue, State
               Revolving Fund,
               Senior Lien,
               6.400% 07/15/08.....   Aa1      AAA        631,271
 1,000,000   Trinity River
               Authority, Texas,
               PCR, (Texas
               Instruments Inc.
               Project),
               6.200% 03/01/20.....   NR       A          989,090
   500,000   University of Texas,
               University Revenue
               Financing, Series A,
               5.200% 08/15/17.....   Aa1      AA+        467,265
   500,000   Waller, Texas,
               Consolidated
               Independent School
               District, GO, (PSFG
               Insured),
               5.250% 02/15/21.....   Aaa      NR         463,445
                                                      -----------
                                                       12,633,330
                                                      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             ARIZONA -- 3.4%
$  500,000   Maricopa County,
               Arizona, Unified
               School District No.
               69, (Paradise Valley
               Refunding Project),
               GO, (MBIA Insured),
               6.350% 07/01/10.....   Aaa      AAA    $   546,475
                                                      -----------
             COLORADO -- 5.7%
 1,500,000   Arapahoe County,
               Colorado, Capital
               Improvements Highway
               Revenue, Series E,
               Zero Coupon
               08/31/05++..........   Baa      NR         919,485
                                                      -----------
             OHIO -- 6.6%
 1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               6.125% 12/01/13.....   NR       BBB+     1,075,040
                                                      -----------
             PUERTO RICO -- 3.0%
   500,000   Puerto Rico
               Industrial, Medical
               and Environmental
               Agency, Pollution
               Control Facilities,
               Finance Authority
               Revenue, Higher
               Education, (Catholic
               University Project),
               Series A,
               5.600% 12/01/07.....   NR       BBB-       485,130
                                                      -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
             (Cost $15,114,591).............           15,659,460
                                                       ==========

                                                         VALUE
  SHARES                                               (NOTE 1)
-----------------------------------------------------------------
MONEY MARKET FUND -- 2.7%
  (Cost $442,000)
   442,000   AIM Tax-Exempt Fund..........            $   442,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $15,556,591*).....................   99.3%     16,101,460
OTHER ASSETS AND
  LIABILITIES (NET).......................    0.7         108,493
                                            -----     -----------
NET ASSETS................................  100.0%    $16,209,953
                                            =====     ===========

---------------
 * Aggregate cost for Federal tax purposes.
 + Yield to maturity is 5.384%.
++ Yield to maturity is 6.500%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
PSFG      Permanent School Funding Guaranty

Nations Texas Municipal Bond Fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

MBIA  17.6%
PSFG  23.3%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue      12.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 97.8%
             VIRGINIA -- 96.4%
$2,000,000   Alexandria, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Mortgage,
               Buckingham Village
               Apartments,
               Series A, AMT,
               6.050% 07/01/16.....   NR       A      $ 1,986,300
             Arlington County,
               Virginia, GO:
 2,345,000   5.400% 08/01/02.......   Aaa      AAA      2,422,596
 3,000,000   5.000% 07/15/03.......   Aaa      AAA      3,033,660
 2,900,000   5.900% 12/01/03.......   Aaa      AAA      3,079,481
 1,000,000   Series A,
               Pre-refunded,
               6.700% 06/01/99.....   Aaa      AAA      1,066,880
 1,000,000   Arlington County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Facilities Revenue,
               Pre-refunded,
               6.650% 09/01/01.....   Aaa      NR       1,090,850
 3,455,000   Augusta County,
               Virginia, Industrial
               Development
               Authority,
               Pre-refunded,
               7.000% 09/01/01.....   A        NR       3,804,335
 2,000,000   Brunswick County,
               Virginia, Industrial
               Development
               Authority,
               Correctional
               Facility Lease,
               (MBIA Insured),
               5.250% 07/01/04.....   Aaa      AAA      2,031,140
 1,000,000   Charlottesville-
               Albemarle, Virginia,
               Airport Authority
               Revenue Refunding,
               AMT,
               6.125% 12/01/09.....   NR       BBB        974,500
 1,000,000   Chesapeake, Virginia,
               GO,
               5.700% 08/01/01.....   Aa       AA       1,040,310
 1,525,000   Chesapeake, Virginia,
               Public Improvement,
               GO, (State Aid
               Withholding
               Insured),
               5.000% 05/01/03.....   Aa       AA       1,536,071
 6,195,000   Chesapeake, Virginia,
               Revenue Refunding,
               5.125% 12/01/05.....   Aa       AA       6,239,852
             Chesterfield County,
               Virginia, GO:
 1,095,000   7.100% 03/01/00.......   Aaa      AA+      1,166,985
 1,000,000   Series A,
               6.500% 01/15/01.....   Aaa      AA+      1,065,290

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Chesterfield County,
               Virginia, GO --
               (continued):
             Series B:
$1,000,000   6.500% 01/01/02.......   Aaa      AA+    $ 1,075,740
 2,120,000   Pre-refunded,
               6.700% 01/01/11.....   NR       AA+      2,299,034
 2,000,000   Chesterfield County,
               Virginia, Public
               Improvement, GO,
               5.900% 07/15/02.....   Aaa      AA+      2,112,040
             Chesterfield County,
               Virginia, Water and
               Sewer Authority
               Revenue, Revenue
               Bond:
 1,000,000   6.200% 11/01/05.......   Aa       AA       1,070,030
             Series A:
 2,000,000   5.500% 11/01/00.......   Aa       AA       2,059,420
 2,020,000   5.625% 11/01/01.......   Aa       AA       2,097,002
 1,320,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco
               Corporation
               Project),
               5.900% 03/01/05.....   A1       A        1,395,055
 1,000,000   Fairfax County,
               Virginia, Industrial
               Development
               Authority Revenue
               Refunding, (Inova
               Health Systems
               Hospital Project),
               6.100% 08/15/99.....   Aa       AA       1,039,210
 3,500,000   Fairfax County,
               Virginia, Public
               Improvement, GO,
               Series A,
               4.900% 06/01/04.....   Aaa      AAA      3,499,755
 3,135,000   Fairfax County,
               Virginia, Water and
               Sewer Authority
               Revenue, (AMBAC
               Insured),
               5.100% 11/15/04.....   Aaa      AAA      3,156,475
 1,330,000   Halifax County,
               Virginia, Industrial
               Development
               Authority, Exempt
               Facilities Revenue,
               (Old Dominion
               Electric Co-op
               Project), AMT,
               5.900% 12/01/02.....   NR       A+       1,364,580
             Hampton, Virginia,
               Public Improvement,
               GO:
 1,000,000   6.500% 01/01/00.......   Aa       AA-      1,049,520
 2,190,000   Series C,
               4.750% 08/01/05.....   Aa       AA-      2,141,251

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Hampton Roads
               Sanitation District,
               Virginia, Sewer
               Revenue Refunding:
$2,500,000   4.500% 10/01/02.......   Aa       AA     $ 2,460,575
 1,000,000   Pre-refunded,
               7.100% 07/01/99.....   Aaa      AAA      1,076,400
             Hanover County,
               Virginia, Industrial
               Development
               Authority Revenue,
               (MBIA Insured):
 2,000,000   (Bon Secours Health
               Systems Project),
               5.500% 08/15/25.....   Aaa      AAA      1,864,320
 5,000,000   (Memorial Regional
               Medical Center
               Project),
               5.500% 08/15/25.....   Aaa      AAA      4,660,800
             Henrico County,
               Virginia, Industrial
               Development
               Authority Revenue:
 2,105,000   Public Facilities
               Lease Revenue,
               7.500% 08/01/02.....   Aa       AA       2,351,096
 3,500,000   Solid Waste,
               (Browning-Ferris
               Industries Inc.
               Project),
               5.300% 12/01/11.....   A2       A        3,475,290
 3,500,000   Henrico County,
               Virginia, Public
               Improvement
               Authority,
               4.700% 01/15/02.....   Aaa      AAA      3,500,665
 1,500,000   Henrico County,
               Virginia, Water and
               Sewer Authority
               Revenue,
               Pre-refunded,
               6.200% 05/01/02.....   A1       AAA      1,555,815
 1,110,000   Henry County,
               Virginia, Public
               Service Authority,
               Water and Sewer
               Authority Revenue,
               (FGIC Insured),
               5.500% 11/15/99.....   Aaa      AAA      1,139,315
 1,915,000   James City County,
               Virginia, GO, (FGIC
               Insured),
               5.000% 12/15/08.....   Aaa      AAA      1,873,368
 1,000,000   Leesburg, Virginia,
               Revenue Refunding,
               5.500% 08/01/06.....   A1       A        1,021,360

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Loudoun County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue, (Loudoun
               Hospital Center),
               (FSA Insured):
$1,500,000   5.500% 06/01/08.......   Aaa      AAA    $ 1,503,345
 1,000,000   5.600% 06/01/09.......   Aaa      AAA      1,002,840
             Loudoun County,
               Virginia, Sanitation
               Authority:
 2,000,000   Refunding and
               Improvement
               Authority,
               5.000% 10/01/02.....   Aa       AA-      2,019,140
 1,000,000   Water and Sewer
               Authority Revenue,
               (FGIC Insured),
               5.800% 01/01/01.....   Aaa      AAA      1,038,380
 1,140,000   Lynchburg, Virginia,
               Public Improvement,
               GO,
               5.400% 05/01/17.....   Aa3      AA       1,100,134
 5,000,000   Newport News,
               Virginia, Public
               Improvement, Series
               B,
               5.200% 11/01/04.....   Aa       AA-      5,068,550
             Newport News,
               Virginia, Water and
               Sewer Authority
               Revenue:
             Series A:
 1,020,000   5.500% 06/01/01.......   Aa       AA-      1,050,090
 1,095,000   5.600% 06/01/02.......   Aa       AA-      1,134,081
 1,000,000   Series B,
               5.100% 11/01/03.....   Aa       AA-      1,010,540
 1,000,000   Norfolk, Virginia,
               Public Improvement,
               GO, Series A,
               5.900% 02/01/06.....   Aa       AA       1,039,340
 2,250,000   Norfolk, Virginia,
               Redevelopment and
               Housing Authority,
               Educational Facility
               Revenue, (Tidewater
               Community College
               Campus),
               5.875% 11/01/15.....   Aa       AA       2,208,735
 2,000,000   Norfolk, Virginia,
               Water Revenue, (MBIA
               Insured),
               5.700% 11/01/10.....   Aaa      AAA      2,031,020
             Portsmouth, Virginia,
               Public Improvement,
               GO, Pre-refunded:
 1,750,000   6.700% 08/01/03.......   NR       AA-      1,890,717
 1,735,000   6.800% 08/01/06.......   NR       AA-      1,879,699
 1,000,000   6.800% 08/01/09.......   NR       AA-      1,083,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Portsmouth, Virginia,
               Refunding, GO:
$1,000,000   5.000% 08/01/02.......   A        AA-    $ 1,008,780
 1,000,000   5.250% 08/01/04.......   A        AA-      1,016,350
             Prince William County,
               Virginia, GO, Series
               A:
 3,500,000   4.900% 08/01/05.......   Aa       AA       3,471,440
 1,465,000   6.200% 12/01/10.......   Aa       AA       1,525,050
             Prince William County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue Refunding:
 1,775,000   (Potomoc Hospital
               Corporation
               Project), (GO of
               Hospital),
               6.550% 10/01/05.....   A        NR       1,891,280
 1,300,000   (Prince William
               Hospital Project),
               5.625% 04/01/12.....   A        NR       1,255,956
 1,000,000   Prince William County,
               Virginia, Park
               Authority Revenue,
               6.300% 10/15/07.....   NR       A-       1,071,000
 1,000,000   Richmond, Virginia,
               Metropolitan
               Expressway
               Authority, Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.650% 07/15/00.....   Aaa      AAA      1,031,330
             Richmond, Virginia,
               Public Improvement,
               GO:
             Series A:
 2,300,000   6.500% 01/15/02.......   A1       AA       2,460,241
             Pre-refunded:
 1,000,000   6.700% 01/15/01.......   Aaa      AA       1,086,520
 1,000,000   6.200% 01/15/03.......   Aaa      AA       1,069,560
 2,945,000   Series B,
               5.500% 07/15/13.....   A1       AA       2,858,446
             Roanoke, Virginia,
               Public Improvement,
               GO, Series B:
 2,000,000   5.800% 08/01/99.......   Aa       AA       2,060,420
 1,000,000   5.800% 08/01/00.......   Aa       AA       1,036,310
 3,295,000   6.000% 08/01/03.......   Aa       AA       3,446,768
   600,000   Roanoke, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               United Dominion-
               Laurel Ridge,
               6.625% 05/01/23.....   NR       BBB+       621,780
 5,000,000   Southeastern Public
               Service Authority,
               Virginia, Series A,
               (MBIA Insured),
               5.100% 07/01/08.....   Aaa      AAA      4,954,450

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Spotsylvania County,
               Virginia, Public
               Improvement, GO:
$1,580,000   5.200% 07/15/01.......   A1       A+     $ 1,609,025
 2,320,000   5.875% 07/15/09.......   A1       A+       2,402,870
 2,535,000   Staunton, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Mary Baldwin
               College Project),
               6.600% 11/01/14.....   NR       NR       2,508,839
             Suffolk, Virginia,
               Refunding and
               Improvement, GO:
 1,110,000   5.400% 08/01/04.......   A1       A        1,134,165
 1,500,000   5.750% 08/01/08.......   A1       A        1,539,795
 2,000,000   University of
               Virginia, Hospital
               Revenue Bond,
               6.000% 06/01/13.....   Aa       AA       2,003,820
             Upper Occoquan,
               Virginia, Sewer
               Authority, Regional
               Sewer Revenue, (MBIA
               Insured):
 2,625,000   5.850% 07/01/99.......   Aaa      AAA      2,707,189
 2,000,000   6.250% 07/01/05.......   Aaa      AAA      2,150,020
 1,000,000   Virginia Beach,
               Virginia,
               Development
               Authority
               Facilities, Sentara
               Bayside Hospital,
               5.800% 11/01/99.....   Aa       AA       1,027,160
             Virginia Beach,
               Virginia, GO:
 1,000,000   Pre-refunded,
               6.950% 06/01/06.....   NR       NR       1,082,360
             Refunding:
 1,000,000   5.550% 02/01/01.......   Aa       AA       1,030,140
 2,300,000   5.400% 07/15/08.......   Aa       AA       2,343,033
             Series A:
 1,000,000   6.900% 10/01/00.......   Aa       AA       1,072,820
 1,000,000   6.850% 06/01/01.......   Aa       AA       1,080,370
 2,350,000   Virginia Biotechnology
               Research Park
               Authority, Lease
               Revenue, (Biotech
               Two Project),
               5.750% 09/01/05.....   Aa       AA       2,458,265
 2,000,000   Virginia College
               Building Authority,
               Educational
               Facilities Revenue,
               University of
               Richmond,
               5.625% 11/01/02.....   NR       AA-      2,069,180
 1,340,000   Virginia Port
               Authority,
               Commonwealth Port
               Fund Revenue, AMT,
               5.750% 07/01/02.....   Aa       A+       1,382,666

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Virginia State, Higher
               Educational
               Institutions
               Revenue, GO:
$1,175,000   6.000% 06/01/01.......   Aaa      AAA    $ 1,230,014
 1,000,000   Series A,
               Pre-refunded,
               6.600% 06/01/07.....   Aaa      AAA      1,064,830
 1,695,000   Virginia State,
               Housing Development
               Authority,
               Commonwealth
               Mortgage, Series D,
               Sub-Series D-3,
               6.100% 01/01/15.....   Aa1      AA+      1,713,730
             Virginia State, Public
               Building Authority,
               Series A:
 1,970,000   Building Revenue
               Refunding,
               5.700% 08/01/00.....   Aa       AA       2,034,892
 2,000,000   Correctional
               Facilities,
               5.800% 08/01/02.....   Aa       AA       2,091,060
             Virginia State, Public
               School Authority
               Revenue:
 4,275,000   5.750% 01/01/00.......   Aa       AA       4,405,858
 2,500,000   5.000% 01/01/04.......   Aa       AA       2,501,225
             Series A:
 1,000,000   6.000% 01/01/01.......   Aa       AA       1,040,980
 2,195,000   5.400% 01/01/08.......   Aa       AA       2,207,226
 1,000,000   6.500% 08/01/08.......   Aa       AA       1,068,600
 1,480,000   Series B,
               5.100% 01/01/05.....   Aa       AA       1,481,761
 3,500,000   Virginia State,
               Refunding, GO,
               Series B,
               4.800% 06/01/07.....   Aaa      AAA      3,417,260
 1,000,000   Virginia State
               Residential
               Authority, Sewer
               System Revenue,
               (Hopewell Regional
               Wastewater
               Facility), Series A,
               6.000% 10/01/15.....   NR       A          993,380
             Virginia State
               Residential
               Authority, Water and
               Sewer System
               Revenue, Series A:
 1,000,000   5.500% 10/01/00.......   NR       AA       1,025,870
 1,020,000   (Suffolk Project),
               5.500% 04/01/17.....   NR       AA         984,055

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Virginia State
               Transportation Board
               Authority, Contract
               Revenue:
$2,105,000   5.100% 05/15/05.......   Aa       AA     $ 2,107,652
 3,000,000   Project A,
               4.900% 05/15/03.....   Aa       AA       2,996,700
 3,150,000   Route 28,
               6.000% 04/01/02.....   Aa       AA       3,313,422
 5,390,000   Route 58, Series A,
               5.500% 05/15/09.....   Aa       AA       5,414,147
 2,470,000   Virginia State, Water
               and Sewer Revenue
               Authority, Revenue
               Bond,
               5.150% 10/01/07.....   NR       AA       2,460,095
             Washington County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Facility Revenue
               Refunding, First
               Mortgage, (Johnston
               Memorial Hospital):
 1,000,000   5.625% 07/01/02.......   A        NR       1,018,300
 1,000,000   6.000% 07/01/14.......   A        NR         989,310
 1,500,000   Winchester, Virginia,
               Industrial
               Development
               Authority Revenue,
               (AMBAC Insured),
               6.150% 01/01/99.....   Aaa..    AAA      1,544,055
                                                      -----------
                                                      213,508,197
                                                      -----------
             ALASKA -- 0.4%
 1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan
               Revenue,
               Series A, AMT,
               (AMBAC Insured),
               5.250% 07/01/03.....   Aaa..    AAA        998,860
                                                      -----------
             DISTRICT OF COLUMBIA -- 0.5%
 1,000,000   Washington, D.C.,
               Metropolitan
               Airports Authority,
               Virginia General
               Airport Revenue,
               Series A, AMT, (MBIA
               Insured),
               5.200% 10/01/02.....   Aaa..    AAA      1,014,790
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                         RATING
PRINCIPAL                              (UNAUDITED)       VALUE
  AMOUNT                             MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             SOUTH CAROLINA -- 0.5%
$1,000,000   Berkeley County, South
               Carolina, Pollution
               Control Facilities
               Revenue Refunding,
               (Alumax Inc.
               Project), (Royal
               Bank
               of Canada LOC),
               3.400% 12/01/08+....   Aa2..    NR     $ 1,000,000
                                                      -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $210,884,739)..........          216,521,847
                                                      ===========

                                                           VALUE
  SHARES                                                 (NOTE 1)
-------------------------------------------------------------------
MONEY MARKET FUND -- 1.3%
  (Cost $2,911,000)
  2,911,000  AIM Tax-Exempt Fund...........             $ 2,911,000
                                                        ===========
TOTAL INVESTMENTS
  (Cost $213,795,739*)...................   99.1%       219,432,847
OTHER ASSETS AND
  LIABILITIES (NET)......................    0.9          2,037,098
                                            ----       ------------
NET ASSETS...............................  100.0%      $221,469,945
                                           =====       ============

---------------

* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at March 31, 1997.

ABBREVIATIONS:
AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
GO      General Obligation
LOC     Letter of Credit
MBIA    Municipal Bond Investors Assurance
NR      Not Rated
PCR     Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S    S&P   (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 95.7%
             VIRGINIA -- 88.5%
$1,000,000   Augusta County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue Refunding,
               (Augusta Hospital
               Corporation), (AMBAC
               Insured),
               5.500% 09/01/15......   Aaa      AAA   $   955,380
   475,000   Chesapeake, Virginia,
               Industrial
               Development Authority
               Revenue Refunding,
               Port Facilities,
               (Cargill
               Inc. Project),
               5.875% 03/01/13......   Aa3      AA-       481,294
   500,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               6.650% 09/01/18......   A1       A         536,475
   500,000   Fairfax County,
               Virginia, Industrial
               Development Authority
               Revenue Refunding,
               (Inova Health Systems
               Hospital Project),
               5.500% 08/15/10......   Aa       AA        498,095
 1,000,000   Fairfax County,
               Virginia, Sewer
               Revenue Refunding,
               (AMBAC Insured),
               5.500% 11/15/13......   Aaa      AAA       983,900
   800,000   Giles County, Virginia,
               Industrial
               Development
               Authority, Revenue
               Exempt Facilities,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.950% 12/01/25......   A2       A+        802,112
   400,000   Hampton, Virginia,
               Museum Revenue
               Refunding,
               5.250% 01/01/09......   NR       A-        385,032
   500,000   Hanover County,
               Virginia, Industrial
               Development
               Authority, (Bon
               Secours Health System
               Projects), (MBIA
               Insured),
               5.500% 08/15/25......   Aaa      AAA       466,080
   500,000   Henrico County,
               Virginia, Industrial
               Development Authority
               Revenue, Public
               Facilities Lease
               Revenue,
               7.000% 08/01/13......   Aa       AA        555,200

                                          RATING
PRINCIPAL                               (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S    S&P   (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  500,000   Henry County,
               Virginia, GO,
               5.750% 07/15/07......   A        A     $   518,090
   700,000   James City County,
               Virginia, Public
               Improvement, GO,
               (FGIC Insured),
               5.250% 12/15/14......   Aaa      AAA       671,125
             Loudoun County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue, (Loudoun
               Hospital Center),
               (FSA Insured):
   765,000   5.600% 06/01/09........   Aaa      AAA       767,172
   500,000   5.800% 06/01/20........   Aaa      AAA       487,525
   500,000   Peninsula Ports
               Authority, Virginia,
               Health Systems
               Revenue Refunding,
               (Riverside Health
               Systems Project),
               Series A,
               6.625% 07/01/18......   Aa       AA-       522,870
   500,000   Pittsylvania County,
               Virginia, Public
               Improvement, GO,
               5.850% 07/01/08......   A        A         518,300
   500,000   Poquoson, Virginia, GO,
               Series A,
               5.375% 01/01/16......   A1       A         475,310
 1,000,000   Prince William County,
               Virginia, Industrial
               Development
               Authority, Lease
               Revenue, (ATCC
               Project),
               6.000% 02/01/14......   A        NR      1,005,680
   500,000   Prince William County,
               Virginia, Park
               Authority Revenue,
               6.875% 10/15/16......   NR       A-        530,665
   800,000   Richmond, Virginia,
               Metropolitan
               Expressway Authority,
               Revenue Refunding,
               Series B, (FGIC
               Insured),
               6.250% 07/15/22......   Aaa      AAA       820,112
 1,390,000   Rivanna, Virginia,
               Regional Water and
               Sewer Authority,
               Regional Water and
               Sewer Systems Revenue
               Refunding,
               6.450% 10/01/12......   Aa       A+      1,459,806

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

                                          RATING
PRINCIPAL                               (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S    S&P   (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,000,000   Staunton, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Mary Baldwin College
               Project),
               6.600% 11/01/14......   NR       NR    $   989,680
   500,000   Upper Occoquan,
               Virginia, Sewer
               Authority, Regional
               Sewer Revenue, Series
               A, (MBIA Insured),
               5.000% 07/01/25......   Aaa      AAA       441,555
   500,000   Virginia Beach,
               Virginia, Public
               Improvement
               Refunding, GO,
               5.750% 11/01/08......   Aa       AA        518,230
   640,000   Virginia State, Public
               School Authority
               Revenue, Series A,
               6.125% 08/01/11......   Aa       AA        663,168
   750,000   Virginia State,
               Resource Authority,
               Sewer Systems
               Revenue, (Hopewell
               Regional Wastewater
               Facility), Series A,
               AMT,
               6.000% 10/01/15......   NR       AA        745,035
   500,000   Virginia State,
               Resource Authority,
               Water and Sewer
               Systems Revenue,
               (Fauquier County
               Water and Sanitation
               Authority), Series C,
               6.125% 05/01/14......   NR       AA        516,665
   800,000   West Point, Virginia,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Revenue, (Chesapeake
               Corporation Project),
               Series A, AMT,
               6.375% 03/01/19......   Baa3     BBB       809,592
                                                      -----------
                                                       18,124,148
                                                      -----------
             OHIO -- 2.5%
   500,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Emery Air Freight
               Corporation Project),
               Series D,
               6.200% 10/01/09......   NR       BBB-      503,895
                                                      -----------
                                          RATING
PRINCIPAL                               (UNAUDITED)      VALUE
  AMOUNT                              MOODY'S    S&P   (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL
 BONDS AND
 NOTES --
 (CONTINUED)
             PUERTO RICO -- 4.7%
$  875,000   Puerto Rico, Electric
               Power Authority,
               Power Revenue
               Refunding, Series Y,
               (MBIA Insured),
               6.500% 07/01/06......   Aaa      AAA   $   962,999
                                                      -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $19,245,295)............          19,591,042
                                                       ==========


  SHARES
-----------
MONEY MARKET FUND -- 3.0%
  (Cost $606,000)
    606,000  AIM Tax-Exempt Fund............              606,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $19,851,295*).....................   98.7     20,197,042
OTHER ASSETS AND
  LIABILITIES (NET).......................    1.3        272,081
                                             ----    -----------
NET ASSETS................................  100.0%   $20,469,123
                                            =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations Virginia Municipal Bond Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development        22.9%
  Revenue
Water Revenue                                           13.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1997

                                                                                                   NATIONS
                                                 NATIONS         NATIONS                           FLORIDA
                                               SHORT-TERM      INTERMEDIATE       NATIONS        INTERMEDIATE
                                                MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL
                                               INCOME FUND      BOND FUND       INCOME FUND       BOND FUND
                                               -------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.................  $80,757,453     $113,741,218     $107,509,423     $56,959,006
Cash.........................................          214              761              179             284
Interest receivable..........................    1,204,759        1,690,384        1,821,251       1,029,688
Dividends receivable.........................        3,634           18,974            5,757           3,035
Receivable for Fund shares sold..............    1,642,744          566,227           84,070         404,062
Receivable for investment securities sold....           --        1,354,263               --              --
Unamortized organization costs (Note 6)......       12,783           12,211               --           4,036
Other assets.................................        4,150           14,551            2,455           2,000
                                               -----------     ------------     ------------     -----------
  Total Assets...............................   83,625,737      117,398,589      109,423,135      58,402,111
                                               -----------     ------------     ------------     -----------
LIABILITIES:
Payable for Fund shares redeemed.............       45,472          182,771          261,110         480,141
Payable for investment securities
  purchased..................................    2,060,258        4,205,621               --              --
Investment advisory fee payable (Note 2).....        6,578           20,957           28,545          10,194
Administration fee payable (Note 2)..........        5,399            7,552            7,442           3,919
Shareholder servicing and distribution fees
  payable (Note 3)...........................        6,667            1,281           15,308           1,985
Transfer agent fees payable (Note 2).........        9,724           15,955            4,515           5,560
Custodian fees payable (Note 2)..............        3,030            3,953            3,608           2,493
Dividends payable............................      228,420          416,035          396,285         213,306
Accrued Trustees' fees and expenses
  (Note 2)...................................        4,041            5,439            5,928           2,977
Accrued expenses and other payables..........       32,618           29,768           37,362          31,498
                                               -----------     ------------     ------------     -----------
  Total Liabilities..........................    2,402,207        4,889,332          760,103         752,073
                                               -----------     ------------     ------------     -----------
NET ASSETS...................................  $81,223,530     $112,509,257     $108,663,032     $57,650,038
                                               ===========     ============     ============     ===========
Investments, at cost.........................  $80,267,655     $112,215,952     $102,917,398     $55,964,135
                                               ===========     ============     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                  NATIONS
                                                  NATIONS         GEORGIA         NATIONS
                                                  FLORIDA       INTERMEDIATE      GEORGIA
                                                 MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                 BOND FUND       BOND FUND       BOND FUND
                                                ------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.................   $37,674,583     $61,241,772     $15,893,565
Cash.........................................           165             333             567
Interest receivable..........................       798,758         899,708         246,445
Dividends receivable.........................           267           4,164           2,148
Receivable for Fund shares sold..............        28,483           1,342          10,935
Receivable for investment securities sold....            --              --              --
Unamortized organization costs (Note 6)......           833           1,255             833
Other assets.................................         2,000           2,050           2,000
                                                -----------     -----------     -----------
  Total Assets...............................    38,505,089      62,150,624      16,156,493
                                                -----------     -----------     -----------
LIABILITIES:
Payable for Fund shares redeemed.............        49,115          30,666          75,028
Payable for investment securities
  purchased..................................            --              --              --
Investment advisory fee payable (Note 2).....        10,065          12,325           2,358
Administration fee payable (Note 2)..........         2,635           4,181           1,104
Shareholder servicing and distribution fees
  payable (Note 3)...........................        15,182           5,612           6,862
Transfer agent fees payable (Note 2).........         1,786           9,061           2,732
Custodian fees payable (Note 2)..............         2,099           2,620           1,603
Dividends payable............................       118,718         195,860          39,688
Accrued Trustees' fees and expenses
  (Note 2)...................................         2,041           4,570             851
Accrued expenses and other payables..........        29,575          22,135          14,748
                                                -----------     -----------     -----------
  Total Liabilities..........................       231,216         287,030         144,974
                                                -----------     -----------     -----------
NET ASSETS...................................   $38,273,873     $61,863,594     $16,011,519
                                                ===========     ===========     ===========
Investments, at cost.........................   $36,885,370     $59,958,273     $15,774,646
                                                ===========     ===========     ===========

                                                  NATIONS                           NATIONS
                                                  MARYLAND         NATIONS       NORTH CAROLINA
                                                INTERMEDIATE      MARYLAND        INTERMEDIATE
                                                 MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                 BOND FUND        BOND FUND        BOND FUND
                                                -----------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.................    $84,004,408     $13,829,204       $38,417,154
Cash.........................................            549             314               748
Interest receivable..........................      1,335,716         222,646           545,178
Dividends receivable.........................          4,083           1,395             2,306
Receivable for Fund shares sold..............         87,053         106,171           107,556
Receivable for investment securities sold....             --              --           924,123
Unamortized organization costs (Note 6)......             --           1,308             1,679
Other assets.................................         15,278           2,250             2,000
                                                 -----------     -----------       -----------
  Total Assets...............................     85,447,087      14,163,288        40,000,744
                                                 -----------     -----------       -----------
LIABILITIES:
Payable for Fund shares redeemed.............        253,957              --           110,501
Payable for investment securities
  purchased..................................             --              --                --
Investment advisory fee payable (Note 2).....         17,000             962             6,703
Administration fee payable (Note 2)..........          5,811             963             2,712
Shareholder servicing and distribution fees
  payable (Note 3)...........................          5,211           5,260             4,447
Transfer agent fees payable (Note 2).........          1,129           1,890             1,164
Custodian fees payable (Note 2)..............          2,993           1,543             2,090
Dividends payable............................        267,382          26,354           110,478
Accrued Trustees' fees and expenses
  (Note 2)...................................          3,952             735             2,060
Accrued expenses and other payables..........         37,241          18,544            21,785
                                                 -----------     -----------       -----------
  Total Liabilities..........................        594,676          56,251           261,940
                                                 -----------     -----------       -----------
NET ASSETS...................................    $84,852,411     $14,107,037       $39,738,804
                                                 ===========     ===========       ===========
Investments, at cost.........................    $82,637,869     $13,600,157       $37,353,905
                                                 ===========     ===========       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              -----------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules................................   $ 27,237,378       $ 69,463,466       $ 18,017,082
Cash........................................................            386                683                 42
Interest receivable.........................................        402,464          1,050,627            326,534
Dividends receivable........................................          2,933              1,337                130
Receivable for Fund shares sold.............................         12,046             42,201                 87
Receivable for investment securities sold...................             --                 --                 --
Unamortized organization costs (Note 6).....................            834              2,776                992
Other assets................................................          1,999              2,050              2,088
                                                              --------------     -------------      -------------
  Total Assets..............................................     27,658,040         70,563,140         18,346,955
                                                              --------------     -------------      -------------
LIABILITIES:
Payable for Fund shares redeemed............................             --             57,781                 --
Payable for investment securities purchased.................             --                 --                 --
Investment advisory fee payable (Note 2)....................          6,318             12,890              3,173
Administration fee payable (Note 2).........................          1,904              4,812              1,248
Shareholder servicing and distribution fees payable
  (Note 3)..................................................         14,483              7,151              8,482
Transfer agent fees payable (Note 2)........................          1,124              2,189              2,101
Custodian fees payable (Note 2).............................          1,828              2,798              1,576
Dividends payable...........................................         38,973            229,670             40,196
Accrued Trustees' fees and expenses (Note 2)................          1,531              3,738                926
Accrued expenses and other payables.........................         22,550             32,033             15,167
                                                              --------------     -------------      -------------
  Total Liabilities.........................................         88,711            353,062             72,869
                                                              --------------     -------------      -------------
NET ASSETS..................................................   $ 27,569,329       $ 70,210,078       $ 18,274,086
                                                              =============      =============      =============
Investments, at cost........................................   $ 26,674,578       $ 68,208,259       $ 17,873,002
                                                              =============      =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997


                                                                    NATIONS                       NATIONS
                                                                   TENNESSEE       NATIONS         TEXAS
                                                                   INTERMEDIATE   TENNESSEE     INTERMEDIATE
                                                                   MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                   BOND FUND      BOND FUND      BOND FUND
                                                                   -----------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules................................      $19,156,514     $9,268,426    $28,333,981
Cash........................................................               69            390             52
Interest receivable.........................................          287,400        146,001        433,963
Dividends receivable........................................            2,817          1,402            267
Receivable for Fund shares sold.............................               --             23         20,498
Receivable for investment securities sold...................               --             --             --
Unamortized organization costs (Note 6).....................            2,106          1,338            932
Other assets................................................            2,000          2,150          2,000
                                                                   ----------     ----------     ----------
  Total Assets..............................................       19,450,906      9,419,730     28,791,693
                                                                   ----------     ----------     ----------
LIABILITIES:
Payable for Fund shares redeemed............................               --             --        204,976
Payable for investment securities purchased.................          619,997        413,332             --
Investment advisory fee payable (Note 2)....................            1,154             --          3,845
Administration fee payable (Note 2).........................            1,283            615          1,971
Shareholder servicing and distribution fees payable
  (Note 3)..................................................            2,679          3,613          1,291
Transfer agent fees payable (Note 2)........................            1,794          2,117            653
Custodian fees payable (Note 2).............................            1,531          1,399          1,851
Dividends payable...........................................           41,373         15,304        106,506
Accrued Trustees' fees and expenses (Note 2)................              988            458          1,520
Accrued expenses and other payables.........................           19,312         12,832         22,922
                                                                   ----------     ----------     ----------
  Total Liabilities.........................................          690,111        449,670        345,535
                                                                   ----------     ----------     ----------
NET ASSETS..................................................       $18,760,795    $8,970,060    $28,446,158
                                                                   ===========    ==========    ===========
Investments, at cost........................................       $18,875,070    $9,073,005    $27,918,273
                                                                   ===========    ==========    ===========


                                                                                    NATIONS
                                                                    NATIONS        VIRGINIA         NATIONS
                                                                     TEXAS        INTERMEDIATE     VIRGINIA
                                                                   MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                   BOND FUND       BOND FUND       BOND FUND
                                                                  -------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules................................      $16,101,460    $219,432,847     $20,197,042
Cash........................................................              510             369             140
Interest receivable.........................................          200,371       3,399,166         342,934
Dividends receivable........................................              285           6,865           1,239
Receivable for Fund shares sold.............................           12,511         125,388          11,995
Receivable for investment securities sold...................          467,008              --              --
Unamortized organization costs (Note 6).....................            1,793              --             833
Other assets................................................            2,155           2,300           2,000
                                                                   ----------     -----------     -----------
  Total Assets..............................................       16,786,093     222,966,935      20,556,183
                                                                   ----------     -----------     -----------
LIABILITIES:
Payable for Fund shares redeemed............................            2,228         650,718          10,722
Payable for investment securities purchased.................          501,741              --              --
Investment advisory fee payable (Note 2)....................            1,894          51,176           3,227
Administration fee payable (Note 2).........................            1,115          15,126           1,391
Shareholder servicing and distribution fees payable
  (Note 3)..................................................            6,894          16,656           8,295
Transfer agent fees payable (Note 2)........................              603              --           1,825
Custodian fees payable (Note 2).............................            1,586           6,230           1,678
Dividends payable...........................................           40,160         687,115          43,243
Accrued Trustees' fees and expenses (Note 2)................              871          12,129           1,076
Accrued expenses and other payables.........................           19,048          57,840          15,603
                                                                   ----------     -----------     -----------
  Total Liabilities.........................................          576,140       1,496,990          87,060
                                                                   ----------     -----------     -----------
NET ASSETS..................................................       $16,209,953    $221,469,945    $20,469,123
                                                                   ===========    ============    ===========
Investments, at cost........................................       $15,556,591    $213,795,739    $19,851,295
                                                                   ===========    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                                                   NATIONS
                                                 NATIONS         NATIONS                           FLORIDA
                                               SHORT-TERM      INTERMEDIATE       NATIONS        INTERMEDIATE
                                                MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL
                                               INCOME FUND      BOND FUND       INCOME FUND       BOND FUND
                                               -------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income..........  $       947     $     60,630     $    103,572     $        --
Accumulated net realized loss on investments
  sold.......................................     (647,102)        (143,415)      (3,308,334)     (1,000,441)
Net unrealized appreciation of investments...      489,798        1,525,266        4,592,025         994,871
Paid-in capital..............................   81,379,887      111,066,776      107,275,769      57,655,608
                                               -----------     ------------     ------------     -----------
                                               $81,223,530     $112,509,257     $108,663,032     $57,650,038
                                               ===========     ============     ============     ===========
NET ASSETS:
Primary A Shares.............................  $61,071,865     $108,204,471     $ 77,260,259     $51,748,415
                                               ===========     ============     ============     ===========
Investor A Shares............................  $ 8,416,962     $  2,067,251     $ 15,075,244     $ 2,141,601
                                               ===========     ============     ============     ===========
Investor C Shares............................  $ 1,079,737     $    756,111     $  1,712,823     $   271,625
                                               ===========     ============     ============     ===========
Investor N Shares............................  $10,654,966     $  1,481,424     $ 14,614,706     $ 3,488,397
                                               ===========     ============     ============     ===========
SHARES OUTSTANDING:
Primary A Shares.............................    6,135,774       10,813,739        7,093,827       4,976,396
                                               ===========     ============     ============     ===========
Investor A Shares............................      845,653          206,602        1,384,162         205,919
                                               ===========     ============     ============     ===========
Investor C Shares............................      108,477           75,561          157,265          26,121
                                               ===========     ============     ============     ===========
Investor N Shares............................    1,070,468          148,049        1,341,861         335,462
                                               ===========     ============     ============     ===========
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share............................        $9.95           $10.01           $10.89          $10.40
                                                     =====           ======           ======          ======
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share............................        $9.95           $10.01           $10.89          $10.40
                                                     =====           ======           ======          ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*.....................................        $9.95           $10.01           $10.89          $10.40
                                                     =====           ======           ======          ======
INVESTOR N SHARES:
Net asset value, offering and redemption
  price per share............................        $9.95           $10.01           $10.89          $10.40
                                                     =====           ======           ======          ======

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997


                                                                          NATIONS                         NATIONS
                                                          NATIONS         GEORGIA         NATIONS        MARYLAND
                                                          FLORIDA       INTERMEDIATE      GEORGIA       INTERMEDIATE
                                                         MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                         BOND FUND       BOND FUND       BOND FUND       BOND FUND
                                                       ------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income..........           $    17,978     $     9,933     $     8,172     $    28,863
Accumulated net realized loss on investments
  sold.......................................            (1,132,763)       (278,109)       (360,268)       (983,734)
Net unrealized appreciation of investments...               789,213       1,283,499         118,919       1,366,539
Paid-in capital..............................            38,599,445      60,848,271      16,244,696      84,440,743
                                                        -----------     -----------     -----------     -----------
                                                        $38,273,873     $61,863,594     $16,011,519     $84,852,411
                                                        ===========     ===========     ===========     ===========
NET ASSETS:
Primary A Shares.............................           $16,702,171     $43,469,553     $ 5,549,537     $63,548,850
                                                        ===========     ===========     ===========     ===========
Investor A Shares............................           $ 1,781,073     $ 8,810,001     $   207,652     $14,988,068
                                                        ===========     ===========     ===========     ===========
Investor C Shares............................           $    39,669     $ 1,982,564     $    71,849     $ 2,016,851
                                                        ===========     ===========     ===========     ===========
Investor N Shares............................           $19,750,960     $ 7,601,476     $10,182,481     $ 4,298,642
                                                        ===========     ===========     ===========     ===========
SHARES OUTSTANDING:
Primary A Shares.............................             1,762,734       4,109,063         584,215       5,940,466
                                                        ===========     ===========     ===========     ===========
Investor A Shares............................               187,976         832,796          21,861       1,401,059
                                                        ===========     ===========     ===========     ===========
Investor C Shares............................                 4,186         187,408           7,564         188,531
                                                        ===========     ===========     ===========     ===========
Investor N Shares............................             2,084,466         718,561       1,071,983         401,836
                                                        ===========     ===========     ===========     ===========
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share............................                 $9.48          $10.58           $9.50          $10.70
                                                              =====          ======           =====          ======
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share............................                 $9.48          $10.58           $9.50          $10.70
                                                              =====          ======           =====          ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*.....................................                 $9.48          $10.58           $9.50          $10.70
                                                              =====          ======           =====          ======
INVESTOR N SHARES:
Net asset value, offering and redemption
  price per share............................                 $9.48          $10.58           $9.50          $10.70
                                                              =====          ======           =====          ======


                                                                        NATIONS
                                                      NATIONS       NORTH CAROLINA
                                                     MARYLAND        INTERMEDIATE
                                                     MUNICIPAL         MUNICIPAL
                                                     BOND FUND         BOND FUND
                                                    -----------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income..........       $     6,677       $    10,964
Accumulated net realized loss on investments
  sold.......................................           (85,974)         (347,164)
Net unrealized appreciation of investments...           229,047         1,063,249
Paid-in capital..............................        13,957,287        39,011,755
                                                    -----------     -------------
                                                    $14,107,037       $39,738,804
                                                    ===========     =============
NET ASSETS:
Primary A Shares.............................       $ 4,596,162       $25,855,185
                                                    ===========     =============
Investor A Shares............................       $ 1,409,406       $ 5,723,156
                                                    ===========     =============
Investor C Shares............................       $     2,494       $ 1,364,368
                                                    ===========     =============
Investor N Shares............................       $ 8,098,975       $ 6,796,095
                                                    ===========     =============
SHARES OUTSTANDING:
Primary A Shares.............................           488,317         2,500,224
                                                    ===========     =============
Investor A Shares............................           149,742           553,439
                                                    ===========     =============
Investor C Shares............................               265           131,936
                                                    ===========     =============
Investor N Shares............................           860,479           657,191
                                                    ===========     =============
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share............................             $9.41            $10.34
                                                          =====            ======
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share............................             $9.41            $10.34
                                                          =====            ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*.....................................             $9.41            $10.34
                                                          =====            ======
INVESTOR N SHARES:
Net asset value, offering and redemption
  price per share............................             $9.41            $10.34
                                                          =====            ======



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                                  NATIONS
                                                                   NATIONS         SOUTH         NATIONS
                                                                    NORTH        CAROLINA         SOUTH
                                                                  CAROLINA      INTERMEDIATE    CAROLINA
                                                                  MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                  BOND FUND      BOND FUND      BOND FUND
                                                                 -----------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income............................  $    24,024    $     3,934    $     7,728
Accumulated net realized gain/(loss) on investments sold.......     (990,988)      (223,578)        15,186
Net unrealized appreciation of investments.....................      562,800      1,255,207        144,080
Paid-in capital................................................   27,973,493     69,174,515     18,107,092
                                                                 -----------    -----------    -----------
                                                                 $27,569,329    $70,210,078    $18,274,086
                                                                 ===========    ===========    ===========
NET ASSETS:
Primary A Shares...............................................  $ 3,094,558    $48,917,770    $ 5,112,666
                                                                 ===========    ===========    ===========
Investor A Shares..............................................  $   593,764    $10,465,250    $   810,672
                                                                 ===========    ===========    ===========
Investor C Shares..............................................  $    18,194    $ 5,088,821    $   247,214
                                                                 ===========    ===========    ===========
Investor N Shares..............................................  $23,862,813    $ 5,738,237    $12,103,534
                                                                 ===========    ===========    ===========
SHARES OUTSTANDING:
Primary A Shares...............................................      326,745      4,659,641        522,423
                                                                 ===========    ===========    ===========
Investor A Shares..............................................       62,697        996,862         82,837
                                                                 ===========    ===========    ===========
Investor C Shares..............................................        1,921        484,726         25,261
                                                                 ===========    ===========    ===========
Investor N Shares..............................................    2,519,716        546,611      1,236,767
                                                                 ===========    ===========    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......        $9.47         $10.50          $9.79
                                                                       =====         ======          =====
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......        $9.47         $10.50          $9.79
                                                                       =====         ======          =====
INVESTOR C SHARES:
Net asset value and offering price per share*..................        $9.47         $10.50          $9.79
                                                                       =====         ======          =====
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......        $9.47         $10.50          $9.79
                                                                       =====         ======          =====

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997




                                                                    NATIONS                      NATIONS
                                                                   TENNESSEE       NATIONS        TEXAS
                                                                   INTERMEDIATE   TENNESSEE     INTERMEDIATE
                                                                   MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                   BOND FUND      BOND FUND     BOND FUND
                                                                   -----------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income............................   $     1,693    $    5,896    $     1,137
Accumulated net realized gain/(loss) on investments sold.......      (308,661)     (205,440)    (1,011,162)
Net unrealized appreciation of investments.....................       281,444       195,421        415,708
Paid-in capital................................................    18,786,319     8,974,183     29,040,475
                                                                   ----------     ---------     ----------
                                                                  $18,760,795    $8,970,060    $28,446,158
                                                                  ===========    ==========    ===========
NET ASSETS:
Primary A Shares...............................................   $ 8,868,633    $2,594,394    $24,763,784
                                                                  ===========    ==========    ===========
Investor A Shares..............................................   $ 6,840,274    $1,018,481    $   909,020
                                                                  ===========    ==========    ===========
Investor C Shares..............................................   $     2,380    $   38,334    $   591,204
                                                                  ===========    ==========    ===========
Investor N Shares..............................................   $ 3,049,508    $5,318,851    $ 2,182,150
                                                                  ===========    ==========    ===========
SHARES OUTSTANDING:
Primary A Shares...............................................       879,793       267,374      2,433,453
                                                                  ===========    ==========    ===========
Investor A Shares..............................................       678,581       104,960         89,326
                                                                  ===========    ==========    ===========
Investor C Shares..............................................           236         3,951         58,095
                                                                  ===========    ==========    ===========
Investor N Shares..............................................       302,524       548,152        214,431
                                                                  ===========    ==========    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......        $10.08         $9.70         $10.18
                                                                       ======         =====         ======
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......        $10.08         $9.70         $10.18
                                                                       ======         =====         ======
INVESTOR C SHARES:
Net asset value and offering price per share*..................        $10.08         $9.70         $10.18
                                                                       ======         =====         ======
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......        $10.08         $9.70         $10.18
                                                                       ======         =====         ======

                                                                                    NATIONS
                                                                    NATIONS        VIRGINIA        NATIONS
                                                                     TEXAS        INTERMEDIATE     VIRGINIA
                                                                   MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                   BOND FUND       BOND FUND      BOND FUND
                                                                   -----------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income............................   $    15,212    $    145,586    $     6,892
Accumulated net realized gain/(loss) on investments sold.......      (736,586)       (742,427)      (666,755)
Net unrealized appreciation of investments.....................       544,869       5,637,108        345,747
Paid-in capital................................................    16,386,458     216,429,678     20,783,239
                                                                  -----------    ------------    -----------
                                                                  $16,209,953    $221,469,945    $20,469,123
                                                                  ===========    ============    ===========
NET ASSETS:
Primary A Shares...............................................   $ 5,675,371    $148,700,627    $ 5,726,076
                                                                  ===========    ============    ===========
Investor A Shares..............................................   $   371,300    $ 55,791,013    $   726,200
                                                                  ===========    ============    ===========
Investor C Shares..............................................   $    72,931    $  6,462,626    $    45,186
                                                                  ===========    ============    ===========
Investor N Shares..............................................   $10,090,351    $ 10,515,679    $13,971,661
                                                                  ===========    ============    ===========
SHARES OUTSTANDING:
Primary A Shares...............................................       598,611      14,037,987        609,125
                                                                  ===========    ============    ===========
Investor A Shares..............................................        39,160       5,266,874         77,252
                                                                  ===========    ============    ===========
Investor C Shares..............................................         7,692         610,101          4,807
                                                                  ===========    ============    ===========
Investor N Shares..............................................     1,064,233         992,734      1,486,257
                                                                  ===========    ============    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......         $9.48          $10.59          $9.40
                                                                        =====          ======          =====
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......         $9.48          $10.59          $9.40
                                                                        =====          ======          =====
INVESTOR C SHARES:
Net asset value and offering price per share*..................         $9.48          $10.59          $9.40
                                                                        =====          ======          =====
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......         $9.48          $10.59          $9.40
                                                                        =====          ======          =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997

                                                            NATIONS                                 NATIONS
                                                           SHORT-TERM    NATIONS                    FLORIDA
                                                           MUNICIPAL    INTERMEDIATE   NATIONS     INTERMEDIATE
                                                             INCOME     MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                              FUND      BOND FUND    INCOME FUND   BOND FUND
                                                           --------------------------------------------------
INVESTMENT INCOME:
Interest.................................................. $3,332,871   $4,790,656   $6,255,239    $2,730,726
Dividends.................................................     50,199      101,237       46,516        52,426
                                                           ----------   ----------   ----------    ----------
  Total investment income.................................  3,383,070    4,891,893    6,301,755     2,783,152
                                                           ----------   ----------   ----------    ----------
EXPENSES:
Investment advisory fee (Note 2)..........................    354,887      467,017      628,973       266,435
Administration fee (Note 2)...............................     70,978       93,403      104,829        53,287
Transfer agent fees (Note 2)..............................     59,662       81,123       80,033        44,912
Custodian fees (Note 2)...................................     13,114       16,467       17,098        11,712
Legal and audit fees......................................     23,728       27,939       32,014        19,600
Trustees' fees and expenses (Note 2)......................      3,513        4,914        4,843         2,551
Amortization of organization costs (Note 6)...............      8,355        9,158           --         5,765
Registration and filing fees..............................     40,046       34,756       46,300         9,627
Other.....................................................     19,803       19,815       35,479        20,191
                                                           ----------   ----------   ----------    ----------
  Subtotal................................................    594,086      754,592      949,569       434,080
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.......................................     12,350        3,620       35,742         5,002
  Investor C Shares.......................................      5,176        3,798        9,250         1,113
  Investor N Shares.......................................     39,274        7,765      120,033        19,702
Fees waived by investment adviser, administrator
  and/or custodian (Note 2)...............................   (308,457)    (287,250)    (315,931)     (167,286)
                                                           ----------   ----------   ----------    ----------
  Total expenses..........................................    342,429      482,525      798,663       292,611
                                                           ----------   ----------   ----------    ----------
NET INVESTMENT INCOME.....................................  3,040,641    4,409,368    5,503,092     2,490,541
                                                           ----------   ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year....................................................     61,058      235,923    1,142,681       (30,898)
Change in unrealized appreciation/(depreciation)
  of investments during the year..........................   (307,856)    (562,215)    (753,768)     (354,732)
                                                           ----------   ----------   ----------    ----------
Net realized and unrealized gain/(loss) on investments....   (246,798)    (326,292)     388,913      (385,630)
                                                           ----------   ----------   ----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS............................... $2,793,843   $4,083,076   $5,892,005    $2,104,911
                                                           ==========   ==========   ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                       NATIONS
                                                                   NATIONS             GEORGIA             NATIONS
                                                                   FLORIDA          INTERMEDIATE           GEORGIA
                                                                  MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                                  BOND FUND           BOND FUND           BOND FUND
                                                               -------------------------------------------------------
INVESTMENT INCOME:
Interest..................................................       $ 2,153,976         $ 3,000,577          $ 797,366
Dividends.................................................            18,778              33,383             17,390
                                                                 -----------         -----------          ---------
  Total investment income.................................         2,172,754           3,033,960            814,756
                                                                 -----------         -----------          ---------
EXPENSES:
Investment advisory fee (Note 2)..........................           229,750             290,713             87,924
Administration fee (Note 2)...............................            38,291              58,142             14,654
Transfer agent fees (Note 2)..............................            32,100              47,525             16,839
Custodian fees (Note 2)...................................             9,530              11,874              7,023
Legal and audit fees......................................            16,408              20,721             11,331
Trustees' fees and expenses (Note 2)......................             1,714               2,721                718
Amortization of organization costs (Note 6)...............               500               3,657                500
Registration and filing fees..............................             6,582               9,114              7,259
Other.....................................................            23,052              18,275              7,540
                                                                 -----------         -----------          ---------
  Subtotal................................................           357,927             462,742            153,788
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.......................................             3,968              17,248                264
  Investor C Shares.......................................               195              11,388                352
  Investor N Shares.......................................           163,956              39,520             84,537
Fees waived by investment adviser, administrator
  and/or custodian (Note 2)...............................          (126,102)           (171,856)           (65,565)
                                                                 -----------         -----------          ---------
  Total expenses..........................................           399,944             359,042            173,376
                                                                 -----------         -----------          ---------
NET INVESTMENT INCOME.....................................         1,772,810           2,674,918            641,380
                                                                 -----------         -----------          ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year....................................................          (210,373)             73,261             43,488
Change in unrealized appreciation/(depreciation)
  of investments during the year..........................           189,030            (398,430)           (35,496)
                                                                 -----------         -----------          ---------
Net realized and unrealized gain/(loss) on investments....           (21,343)           (325,169)             7,992
                                                                 -----------         -----------          ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...............................       $ 1,751,467         $ 2,349,749          $ 649,372
                                                                 ===========         ===========          =========



                                                                       NATIONS                                 NATIONS
                                                                      MARYLAND             NATIONS         NORTH CAROLINA
                                                                    INTERMEDIATE          MARYLAND          INTERMEDIATE
                                                                      MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                                      BOND FUND           BOND FUND           BOND FUND
                                                                   -------------------------------------------------------
INVESTMENT INCOME:
Interest..................................................           $ 4,403,634          $ 749,707          $ 1,969,244
Dividends.................................................                37,096             10,555               35,162
                                                                      ----------          ---------          -----------
  Total investment income.................................             4,440,730            760,262            2,004,406
                                                                     -----------          ----------         -----------
EXPENSES:
Investment advisory fee (Note 2)..........................               427,305             83,187              197,790
Administration fee (Note 2)...............................                85,461             13,865               39,559
Transfer agent fees (Note 2)..............................                63,771             15,440               32,872
Custodian fees (Note 2)...................................                14,764              6,712               10,262
Legal and audit fees......................................                26,752             11,049               16,429
Trustees' fees and expenses (Note 2)......................                 3,782                627                1,765
Amortization of organization costs (Note 6)...............                    --                801                2,399
Registration and filing fees..............................                11,100              6,885                8,115
Other.....................................................                30,594             16,750               13,868
                                                                     -----------          ----------         -----------
  Subtotal................................................               663,529            155,316              323,059
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.......................................                33,674              2,835               13,227
  Investor C Shares.......................................                12,707                 12                6,957
  Investor N Shares.......................................                22,198             65,961               36,843
Fees waived by investment adviser, administrator
  and/or custodian (Note 2)...............................              (235,731)           (71,959)            (125,035)
                                                                     -----------          ----------         -----------
  Total expenses..........................................               496,377            152,165              255,051
                                                                     -----------          ----------         -----------
NET INVESTMENT INCOME.....................................             3,944,353            608,097            1,749,355
                                                                     -----------          ----------         -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year....................................................                 1,745            (30,459)             (11,423)
Change in unrealized appreciation/(depreciation)
  of investments during the year..........................              (832,530)            55,520              (66,100)
                                                                     -----------          ----------         -----------
Net realized and unrealized gain/(loss) on investments....              (830,785)            25,061              (77,523)
                                                                     -----------          ----------         -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...............................           $ 3,113,568          $ 633,158          $ 1,671,832
                                                                     ===========          =========          ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                  NATIONS
                                                             NATIONS           SOUTH CAROLINA          NATIONS
                                                          NORTH CAROLINA        INTERMEDIATE        SOUTH CAROLINA
                                                            MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                            BOND FUND            BOND FUND            BOND FUND
                                                          ------------------------------------------------------
INVESTMENT INCOME:
Interest................................................    $1,585,344           $3,667,712           $  984,670
Dividends...............................................        19,963               43,585               19,643
                                                            ----------           ----------           ----------
  Total investment income...............................     1,605,307            3,711,297            1,004,313
                                                            ----------           ----------           ----------
EXPENSES:
Investment advisory fee (Note 2)........................       173,085              350,142              107,749
Administration fee (Note 2).............................        28,847               70,029               17,958
Transfer agent fees (Note 2)............................        24,814               53,811               18,272
Custodian fees (Note 2).................................         8,117               13,110                6,933
Legal and audit fees....................................        14,403               22,945               11,787
Trustees' fees and expenses (Note 2)....................         1,239                3,131                  812
Amortization of organization costs (Note 6).............           500                7,204                  600
Registration and filing fees............................         5,290                9,212                6,765
Other...................................................        16,440               23,452                8,318
                                                            ----------           ----------           ----------
  Subtotal..............................................       272,735              553,036              179,194
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................           996               25,493                1,972
  Investor C Shares.....................................            89               27,155                1,246
  Investor N Shares.....................................       196,184               33,541               96,106
Fees waived and/or expenses reimbursed by investment
  adviser, administrator and/or custodian (Note 2)......       (99,331)            (204,276)             (71,807)
                                                            ----------           ----------           ----------
  Total expenses........................................       370,673              434,949              206,711
                                                            ----------           ----------           ----------
NET INVESTMENT INCOME...................................     1,234,634            3,276,348              797,602
                                                            ----------           ----------           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year..................................................       (30,053)             200,162               54,323
Change in unrealized appreciation/(depreciation) of
  investments during the year...........................       (31,510)            (320,293)             (24,716)
                                                            ----------           ----------           ----------
Net realized and unrealized gain/(loss) on
  investments...........................................       (61,563)            (120,131)              29,607
                                                            ----------           ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    $1,173,071           $3,156,217           $  827,209
                                                            ==========           ==========           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)

                                                            NATIONS                        NATIONS
                                                           TENNESSEE        NATIONS         TEXAS          NATIONS
                                                          INTERMEDIATE     TENNESSEE     INTERMEDIATE       TEXAS
                                                           MUNICIPAL       MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                           BOND FUND       BOND FUND      BOND FUND       BOND FUND
                                                        ----------------------------------------------------------------
INVESTMENT INCOME:
Interest................................................    $930,660       $449,364       $ 1,607,016     $958,892
Dividends...............................................      20,114          9,118            19,390       12,763
                                                            --------       --------        ----------     --------
  Total investment income...............................     950,774        458,482         1,626,406      971,655
                                                            --------       --------        ----------     --------
EXPENSES:
Investment advisory fee (Note 2)........................      94,200         49,955           159,827      104,224
Administration fee (Note 2).............................      18,840          8,326            31,966       17,371
Transfer agent fees (Note 2)............................      18,632         11,971            27,367       16,950
Custodian fees (Note 2).................................       8,127          5,993             8,638        8,050
Legal and audit fees....................................      12,205          9,997            14,622       11,737
Trustees' fees and expenses (Note 2)....................         835            400             1,283          725
Amortization of organization costs (Note 6).............       1,989            819             1,242        1,107
Registration and filing fees............................       6,679          7,215             7,293        8,065
Other...................................................      14,496          8,510            16,546       10,985
                                                            --------       --------        ----------     --------
  Subtotal..............................................     176,003        103,186           268,784      179,214
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................      14,078          1,991             1,737          715
  Investor C Shares.....................................          12            187             2,902          357
  Investor N Shares.....................................      16,516         43,373            12,274       82,917
Fees waived and/or expenses reimbursed by investment
  adviser, administrator and/or custodian (Note 2)......     (81,584)       (53,210)         (108,059)     (74,676)
                                                            --------       --------        ----------     --------
  Total expenses........................................     125,025         95,527           177,638      188,527
                                                            --------       --------        ----------     --------
NET INVESTMENT INCOME...................................     825,749        362,955         1,448,768      783,128
                                                            --------       --------        ----------     --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year..................................................       5,649          3,409             7,708       76,398
Change in unrealized appreciation/(depreciation) of
  investments during the year...........................     (40,872)         5,672           (34,218)     (46,562)
                                                            --------       --------        ----------     --------
Net realized and unrealized gain/(loss) on                   (35,223)         9,081           (26,510)      29,836
  investments...........................................    --------       --------        ----------     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    $790,526       $372,036       $ 1,422,258     $812,964
                                                            ========       ========       ===========     ========



                                                             NATIONS
                                                             VIRGINIA        NATIONS
                                                           INTERMEDIATE      VIRGINIA
                                                            MUNICIPAL       MUNICIPAL
                                                            BOND FUND       BOND FUND
                                                           -------------------------
INVESTMENT INCOME:
Interest................................................   $ 11,952,822     $1,140,426
Dividends...............................................         62,318         13,154
                                                           ------------     ----------
  Total investment income...............................     12,015,140      1,153,580
                                                           ------------     ----------
EXPENSES:
Investment advisory fee (Note 2)........................      1,134,960        121,454
Administration fee (Note 2).............................        226,992         20,243
Transfer agent fees (Note 2)............................        156,631         19,702
Custodian fees (Note 2).................................         30,079          7,734
Legal and audit fees....................................         46,562         12,410
Trustees' fees and expenses (Note 2)....................          9,843            905
Amortization of organization costs (Note 6).............             --            500
Registration and filing fees............................          6,097          6,364
Other...................................................         69,304          9,274
                                                           ------------     ----------
  Subtotal..............................................      1,680,468        198,586
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................        121,077          1,304
  Investor C Shares.....................................         33,754            221
  Investor N Shares.....................................         57,223        113,903
Fees waived and/or expenses reimbursed by investment
  adviser, administrator and/or custodian (Note 2)......       (543,210)       (77,321)
                                                           ------------     ----------
  Total expenses........................................      1,349,312        236,693
                                                           ------------     ----------
NET INVESTMENT INCOME...................................     10,665,828        916,887
                                                           ------------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  year..................................................        939,225        (40,560)
Change in unrealized appreciation/(depreciation) of
  investments during the year...........................     (3,178,654)        84,735
                                                           ------------     ----------
Net realized and unrealized gain/(loss) on
  investments...........................................     (2,239,429)        44,175
                                                           ------------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....   $  8,426,399     $  961,062
                                                           ============     ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                                    NATIONS
                                                     NATIONS        NATIONS                         FLORIDA
                                                   SHORT-TERM     INTERMEDIATE      NATIONS       INTERMEDIATE
                                                    MUNICIPAL      MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                   INCOME FUND     BOND FUND      INCOME FUND      BOND FUND
                                                   ----------------------------------------------------------
Net investment income............................  $ 3,040,641    $  4,409,368    $  5,503,092    $ 2,490,541
Net realized gain/(loss) on investments sold
  during the year................................       61,058         235,923       1,142,681        (30,898)
Change in unrealized appreciation/(depreciation)
  of investments during the year.................     (307,856)       (562,215)       (753,768)      (354,732)
                                                   -----------    ------------    ------------    -----------
Net increase in net assets resulting from
  operations.....................................    2,793,843       4,083,076       5,892,005      2,104,911
Distributions to shareholders from net investment
  income:
  Primary A Shares...............................   (2,281,637)     (4,229,321)     (3,726,441)    (2,200,901)
  Investor A Shares..............................     (252,440)        (82,555)       (935,349)      (114,523)
  Investor C Shares..............................      (59,779)        (32,255)        (91,197)        (9,440)
  Investor N Shares..............................     (446,785)        (65,237)       (750,105)      (165,677)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares...............................   12,736,118      31,093,197       9,007,226      7,109,886
  Investor A Shares..............................    3,838,818         581,183     (11,054,474)       121,830
  Investor C Shares..............................     (986,312)         37,778        (470,496)           323
  Investor N Shares..............................   (3,159,815)       (138,009)     (2,357,406)      (489,261)
                                                   -----------    ------------    ------------    -----------
Net increase/(decrease) in net assets............   12,182,011      31,247,857      (4,486,237)     6,357,148
NET ASSETS:
Beginning of year................................   69,041,519      81,261,400     113,149,269     51,292,890
                                                   -----------    ------------    ------------    -----------
End of year......................................  $81,223,530    $112,509,257    $108,663,032    $57,650,038
                                                   ===========    ============    ============    ===========
Undistributed net investment income at end of
  year...........................................  $       947    $     60,630    $    103,572    $        --
                                                   ===========    ============    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                  NATIONS
                                                                  NATIONS         GEORGIA         NATIONS
                                                                  FLORIDA       INTERMEDIATE      GEORGIA
                                                                 MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                 BOND FUND       BOND FUND       BOND FUND
                                                                ------------------------------------------------
Net investment income............................               $ 1,772,810     $ 2,674,918     $   641,380
Net realized gain/(loss) on investments sold
  during the year................................                  (210,373)         73,261          43,488
Change in unrealized appreciation/(depreciation)
  of investments during the year.................                   189,030        (398,430)        (35,496)
                                                                -----------     -----------     -----------
Net increase in net assets resulting from
  operations.....................................                 1,751,467       2,349,749         649,372
Distributions to shareholders from net investment
  income:
  Primary A Shares...............................                  (725,315)     (1,857,490)       (158,769)
  Investor A Shares..............................                   (95,467)       (390,944)         (6,345)
  Investor C Shares..............................                    (1,778)        (96,306)         (3,087)
  Investor N Shares..............................                  (950,250)       (330,178)       (473,179)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares...............................                 3,709,085       5,482,256       3,500,180
  Investor A Shares..............................                   (65,643)        232,646         200,730
  Investor C Shares..............................                     1,778        (456,040)          3,087
  Investor N Shares..............................                (4,214,981)       (459,769)     (2,097,679)
                                                                -----------     -----------     -----------
Net increase/(decrease) in net assets............                  (591,104)      4,473,924       1,614,310
NET ASSETS:
Beginning of year................................                38,864,977      57,389,670      14,397,209
                                                                -----------     -----------     -----------
End of year......................................               $38,273,873     $61,863,594     $16,011,519
                                                                ===========     ===========     ===========
Undistributed net investment income at end of
  year...........................................               $    17,978     $     9,933     $     8,172
                                                                ===========     ===========     ===========


                                                                     NATIONS                          NATIONS
                                                                    MARYLAND         NATIONS       NORTH CAROLINA
                                                                   INTERMEDIATE     MARYLAND        INTERMEDIATE
                                                                    MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                                    BOND FUND       BOND FUND        BOND FUND
                                                                   ---------------------------------------------
Net investment income............................                  $ 3,944,353     $   608,097      $  1,749,355
Net realized gain/(loss) on investments sold
  during the year................................                        1,745         (30,459)          (11,423)
Change in unrealized appreciation/(depreciation)
  of investments during the year.................                     (832,530)         55,520           (66,100)
                                                                   -----------     -----------       -----------
Net increase in net assets resulting from
  operations.....................................                    3,113,568         633,158         1,671,832
Distributions to shareholders from net investment
  income:
  Primary A Shares...............................                   (2,892,805)       (179,533)       (1,106,565)
  Investor A Shares..............................                     (760,315)        (66,776)         (289,190)
  Investor C Shares..............................                     (106,908)           (108)          (56,587)
  Investor N Shares..............................                     (184,325)       (361,680)         (297,013)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares...............................                    2,823,654       1,802,900         4,732,402
  Investor A Shares..............................                   (4,309,404)        317,957        (1,931,811)
  Investor C Shares..............................                     (863,300)            108           (11,762
  Investor N Shares..............................                     (160,894)     (1,576,575)       (1,285,915)
                                                                   -----------     -----------       -----------
Net increase/(decrease) in net assets............                   (3,340,729)        569,451         1,425,391
NET ASSETS:
Beginning of year................................                   88,193,140      13,537,586        38,313,413
                                                                   -----------     -----------       -----------
End of year......................................                  $84,852,411     $14,107,037      $ 39,738,804
                                                                   ===========     ===========      ============
Undistributed net investment income at end of
  year...........................................                  $    28,863     $     6,677      $     10,964
                                                                   ===========     ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              -------------------------------------------------
Net investment income........................................  $  1,234,634       $  3,276,348       $    797,602
Net realized gain/(loss) on investments sold during the
  year.......................................................       (30,053)           200,162             54,323
Change in unrealized appreciation/(depreciation) of
  investments during the year................................       (31,510)          (320,293)           (24,716)
                                                                -----------       ------------       ------------
Net increase in net assets resulting from operations.........     1,173,071          3,156,217            827,209
Distributions to shareholders from net investment income:
  Primary A Shares...........................................      (115,090)        (2,152,396)          (197,197)
  Investor A Shares..........................................       (24,029)          (602,275)           (47,497)
  Investor C Shares..........................................          (793)          (234,614)           (11,218)
  Investor N Shares..........................................    (1,094,722)          (287,063)          (541,690)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................     1,513,901          7,210,466          3,052,543
  Investor A Shares..........................................       148,174         (3,826,508)          (409,632)
  Investor C Shares..........................................           793           (315,082)           (16,765)
  Investor N Shares..........................................    (4,388,434)        (1,220,014)          (914,041)
                                                               ------------       ------------       ------------
Net increase/(decrease) in net assets........................    (2,787,129)         1,728,731          1,741,712
NET ASSETS:
Beginning of year............................................    30,356,458         68,481,347         16,532,374
                                                               ------------       ------------       ------------
End of year..................................................  $ 27,569,329       $ 70,210,078       $ 18,274,086
                                                               ============       ============       ============
Undistributed net investment income at end of year...........  $     24,024       $      3,934       $      7,728
                                                               ============       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  NATIONS                        NATIONS
                                                                 TENNESSEE       NATIONS          TEXAS
                                                                INTERMEDIATE    TENNESSEE      INTERMEDIATE
                                                                 MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                 BOND FUND      BOND FUND       BOND FUND
                                                                --------------------------------------------
Net investment income........................................   $   825,749     $  362,955     $ 1,448,768
Net realized gain/(loss) on investments sold during the
  year.......................................................         5,649          3,409           7,708
Change in unrealized appreciation/(depreciation) of
  investments during the year................................       (40,872)         5,672         (34,218)
                                                                -----------     ----------     -----------
Net increase in net assets resulting from operations.........       790,526        372,036       1,422,258
Distributions to shareholders from net investment income:
  Primary A Shares...........................................      (385,987)       (75,170)     (1,287,524)
  Investor A Shares..........................................      (305,932)       (46,783)        (38,114)
  Investor C Shares..........................................           (96)        (1,653)        (23,725)
  Investor N Shares..........................................      (133,734)      (239,349)        (99,405)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................       487,962      1,627,730      (2,398,208)
  Investor A Shares..........................................      (591,615)        43,604         109,465
  Investor C Shares..........................................            96          1,653          23,725
  Investor N Shares..........................................      (477,355)    (1,457,124)       (653,342)
                                                                -----------     ----------     -----------
Net increase/(decrease) in net assets........................      (616,135)       224,944      (2,944,870)
NET ASSETS:
Beginning of year............................................    19,376,930      8,745,116      31,391,028
                                                                -----------     ----------     -----------
End of year..................................................   $18,760,795     $8,970,060     $28,446,158
                                                                -----------     ----------     -----------
Undistributed net investment income at end of year...........   $     1,693     $    5,896     $     1,137
                                                                -----------     ----------     -----------


                                                                                   NATIONS
                                                                   NATIONS         VIRGINIA         NATIONS
                                                                    TEXAS        INTERMEDIATE      VIRGINIA
                                                                  MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                                  BOND FUND       BOND FUND        BOND FUND
                                                                ---------------------------------------------
Net investment income........................................    $   783,128     $ 10,665,828     $   916,887
Net realized gain/(loss) on investments sold during the
  year.......................................................         76,398          939,225         (40,560)
Change in unrealized appreciation/(depreciation) of
  investments during the year................................        (46,562)      (3,178,654)         84,735
                                                                 -----------     -------------    -----------
Net increase in net assets resulting from operations.........        812,964        8,426,399         961,062
Distributions to shareholders from net investment income:
  Primary A Shares...........................................       (293,983)      (7,108,542)       (223,872)
  Investor A Shares..........................................        (17,461)      (2,780,800)        (32,652)
  Investor C Shares..........................................         (3,216)        (289,987)         (2,032)
  Investor N Shares..........................................       (468,468)        (486,499)       (658,331)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................        510,593       (5,256,690)      2,428,702
  Investor A Shares..........................................         53,715      (11,640,180)         64,024
  Investor C Shares..........................................          3,215         (384,351)          2,032
  Investor N Shares..........................................     (1,750,002)      (1,311,327)     (2,008,842)
                                                                 -----------     -------------    -----------
Net increase/(decrease) in net assets........................     (1,152,643)     (20,831,977)        530,091
NET ASSETS:
Beginning of year............................................     17,362,596      242,301,922      19,939,032
                                                                 -----------     -------------    -----------
End of year..................................................    $16,209,953     $221,469,945     $20,469,123
                                                                 ===========     ============     ===========
Undistributed net investment income at end of year...........    $    15,212     $    145,586     $     6,892
                                                                 ===========     ============     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996(A)

                                                                                                     NATIONS
                                                          NATIONS       NATIONS                      FLORIDA
                                                        SHORT-TERM    INTERMEDIATE    NATIONS      INTERMEDIATE
                                                         MUNICIPAL     MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                        INCOME FUND    BOND FUND    INCOME FUND     BOND FUND
                                                        ------------------------------------------------------
Net investment income.................................  $   965,658   $ 1,276,433   $  1,998,797   $   806,122
Net realized gain/(loss) on investments sold during
  the period..........................................       23,232        62,751        239,877       158,265
Change in unrealized depreciation of investments
  during the period...................................     (389,551)   (1,270,274)    (2,859,978)     (968,548)
                                                        -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets resulting
  from operations.....................................      599,339        68,910       (621,304)       (4,161)
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................     (728,377)   (1,225,918)    (1,226,815)     (706,751)
  Investor A Shares...................................      (53,577)      (21,114)      (466,482)      (33,651)
  Investor C Shares...................................      (25,203)       (8,469)       (35,721)       (3,856)
  Investor N Shares...................................     (158,501)      (20,932)      (269,779)      (61,864)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares....................................   (1,188,013)    4,673,740        766,863     1,665,007
  Investor A Shares...................................      882,954       273,860     (1,276,002)     (227,704)
  Investor C Shares...................................      128,549       368,003        (45,152)        2,593
  Investor N Shares...................................    4,126,003       296,167       (908,664)     (718,637)
                                                        -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets.................    3,583,174     4,404,247     (4,083,056)      (89,024)
NET ASSETS:
Beginning of period...................................   65,458,345    76,857,153    117,232,325    51,381,914
                                                        -----------   -----------   ------------   -----------
End of period.........................................  $69,041,519   $81,261,400   $113,149,269   $51,292,890
                                                        ===========   ===========   ============   ===========
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period...  $       947   $    25,134   $     28,068   $    (3,525)
                                                        ===========   ===========   ============   ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      NATIONS
                                                                      NATIONS         GEORGIA         NATIONS
                                                                      FLORIDA       INTERMEDIATE      GEORGIA
                                                                     MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                     BOND FUND       BOND FUND       BOND FUND
                                                                    -----------------------------------------------
Net investment income.................................              $   595,972     $   891,811     $   215,557
Net realized gain/(loss) on investments sold during
  the period..........................................                  (25,347)         37,770           8,393
Change in unrealized depreciation of investments
  during the period...................................               (1,140,671)     (1,008,471)       (366,730)
                                                                    -----------     -----------     -----------
Net increase/(decrease) in net assets resulting
  from operations.....................................                 (570,046)        (78,890)       (142,780)
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................                 (208,210)       (609,891)        (35,925)
  Investor A Shares...................................                  (30,348)       (133,317)           (105)
  Investor C Shares...................................                     (703)        (34,594)         (1,019)
  Investor N Shares...................................                 (356,711)       (113,838)       (178,508)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares....................................                2,209,957      (1,515,078)       (513,607)
  Investor A Shares...................................                  104,876        (404,070)            459
  Investor C Shares...................................                     (191)       (120,198)          1,029
  Investor N Shares...................................                 (726,692)         74,608        (453,351)
                                                                    -----------     -----------     -----------
Net increase/(decrease) in net assets.................                  421,932      (2,935,268)     (1,323,807)
NET ASSETS:
Beginning of period...................................               38,443,045      60,324,938      15,721,016
                                                                    -----------     -----------     -----------
End of period.........................................              $38,864,977     $57,389,670     $14,397,209
                                                                    ===========     ===========     ===========
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period...              $    11,038     $    (4,379)    $       431
                                                                    ===========     ===========     ===========




                                                                   NATIONS                          NATIONS
                                                                  MARYLAND         NATIONS       NORTH CAROLINA
                                                                 INTERMEDIATE     MARYLAND        INTERMEDIATE
                                                                  MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                                  BOND FUND       BOND FUND        BOND FUND
                                                                 ----------------------------------------------
Net investment income.................................           $ 1,384,926     $   190,487      $    554,212
Net realized gain/(loss) on investments sold during
  the period..........................................                62,051         (14,816)            1,744
Change in unrealized depreciation of investments
  during the period...................................            (1,324,743)       (323,905)         (548,540)
                                                                 -----------     -----------       -----------
Net increase/(decrease) in net assets resulting
  from operations.....................................               122,234        (148,234)            7,416
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................              (974,442)        (43,249)         (315,936)
  Investor A Shares...................................              (309,446)        (15,162)         (113,170)
  Investor C Shares...................................               (39,122)            (33)          (18,191)
  Investor N Shares...................................               (61,916)       (132,043)         (106,915)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares....................................              (246,692)        262,294           546,867
  Investor A Shares...................................            (1,469,154)         78,396          (745,999)
  Investor C Shares...................................               132,701              43            31,509
  Investor N Shares...................................                77,898         (94,912)          372,628
                                                                 -----------     -----------       -----------
Net increase/(decrease) in net assets.................            (2,767,939)        (92,900)         (341,791)
NET ASSETS:
Beginning of period...................................            90,961,079      13,630,486        38,655,204
                                                                 -----------     -----------       -----------
End of period.........................................           $88,193,140     $13,537,586      $ 38,313,413
                                                                 ===========     ===========      ============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period...           $    28,863     $     2,074      $      4,391
                                                                 ===========     ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 1996(A)

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              -------------------------------------------------
Net investment income.......................................   $    436,514       $  1,101,730       $    237,902
Net realized gain/(loss) on investments sold during the
  period....................................................       (151,023)            20,415             40,598
Change in unrealized depreciation of investments during the
  period....................................................       (602,825)        (1,125,003)          (403,299)
                                                                -----------        -----------        -----------
Net increase/(decrease) in net assets resulting from
  operations................................................       (317,334)            (2,858)          (124,799)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................        (23,655)          (700,580)           (31,705)
  Investor A Shares.........................................         (6,075)          (224,472)           (19,636)
  Investor C Shares.........................................            (53)           (79,341)            (5,994)
  Investor N Shares.........................................       (406,731)           (97,337)          (180,567)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................        343,908         (2,769,895)           320,258
  Investor A Shares.........................................        111,833             67,455              7,700
  Investor C Shares.........................................         15,063            (29,949)           248,504
  Investor N Shares.........................................     (1,051,328)           626,082            608,489
                                                                -----------        -----------        -----------
Net increase/(decrease) in net assets.......................     (1,334,372)        (3,210,895)           822,250
NET ASSETS:
Beginning of period.........................................     31,690,830         71,692,242         15,710,124
                                                                -----------        -----------        -----------
End of period...............................................   $ 30,356,458       $ 68,481,347       $ 16,532,374
                                                               ============       ============       ============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................   $     16,687       $         28       $      2,070
                                                               ============       ============       ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          NATIONS                        NATIONS
                                                                         TENNESSEE       NATIONS          TEXAS
                                                                        INTERMEDIATE    TENNESSEE      INTERMEDIATE
                                                                         MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                         BOND FUND      BOND FUND       BOND FUND
                                                                        ----------------------------------------------
Net investment income.......................................            $   272,926     $  110,961     $   464,718
Net realized gain/(loss) on investments sold during the
  period....................................................                 (4,989)        14,032          58,375
Change in unrealized depreciation of investments during the
  period....................................................               (264,536)      (176,556)       (539,809)
                                                                        -----------     ----------     -----------
Net increase/(decrease) in net assets resulting from
  operations................................................                  3,401        (51,563)        (16,716)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................               (117,326)       (14,096)       (405,685)
  Investor A Shares.........................................               (108,339)        (3,339)        (11,662)
  Investor C Shares.........................................                    (31)          (805)         (7,683)
  Investor N Shares.........................................                (47,230)       (92,721)        (39,688)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................              1,360,337        227,528       1,212,980
  Investor A Shares.........................................                (27,813)       773,762           6,664
  Investor C Shares.........................................                     42        (27,005)          7,694
  Investor N Shares.........................................                  6,261        279,296        (249,395)
                                                                        -----------     ----------     -----------
Net increase/(decrease) in net assets.......................              1,069,302      1,091,057         496,509
NET ASSETS:
Beginning of period.........................................             18,307,628      7,654,059      30,894,519
                                                                        -----------     ----------     -----------
End of period...............................................            $19,376,930     $8,745,116     $31,391,028
                                                                        ===========     ==========     ===========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................            $      (487)    $    5,215     $    (1,938)
                                                                        ===========     ==========     ===========




                                                                                  NATIONS
                                                                  NATIONS         VIRGINIA         NATIONS
                                                                   TEXAS        INTERMEDIATE      VIRGINIA
                                                                 MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                                 BOND FUND       BOND FUND        BOND FUND
                                                                --------------------------------------------
Net investment income.......................................    $   256,506     $  3,802,583     $   303,010
Net realized gain/(loss) on investments sold during the
  period....................................................          8,093          397,976           1,713
Change in unrealized depreciation of investments during the
  period....................................................       (405,009)      (3,555,469)       (513,081)
                                                                -----------     ------------     -----------
Net increase/(decrease) in net assets resulting from
  operations................................................       (140,410)         645,090        (208,358)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................        (78,433)      (2,458,927)        (56,336)
  Investor A Shares.........................................         (5,320)      (1,074,449)        (10,695)
  Investor C Shares.........................................         (1,024)         (99,325)           (650)
  Investor N Shares.........................................       (171,729)        (169,882)       (235,329)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................        642,899          233,297        (147,993)
  Investor A Shares.........................................        (27,628)      (4,360,161)         28,565
  Investor C Shares.........................................          1,034         (152,553)         10,660
  Investor N Shares.........................................       (478,509)         (80,935)       (139,814)
                                                                -----------     ------------     -----------
Net increase/(decrease) in net assets.......................       (259,120)      (7,517,845)       (759,950)
NET ASSETS:
Beginning of period.........................................     17,621,716      249,819,767      20,698,982
                                                                -----------     ------------     -----------
End of period...............................................    $17,362,596     $242,301,922     $19,939,032
                                                                ===========     ============     ===========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $     8,575     $    138,617     $     3,602
                                                                ===========     ============     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                                   SHORT-TERM MUNICIPAL INCOME FUND
                                                                              YEAR ENDED                     PERIOD ENDED
                                                                            MARCH 31, 1997                 MARCH 31, 1996(a)
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                      -----------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................    4,368,213     $ 43,578,419      1,045,433     $ 10,507,361
  Issued as reinvestment of dividends..............................        1,632           16,286            311            3,111
  Redeemed.........................................................   (3,093,414)     (30,858,587)    (1,166,784)     (11,698,485)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................    1,276,431     $ 12,736,118       (121,040)    $ (1,188,013)
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................      866,486     $  8,632,324        150,130     $  1,510,243
  Issued as reinvestment of dividends..............................       21,810          217,532          5,120           51,349
  Redeemed.........................................................     (503,339)      (5,011,038)       (67,467)        (678,638)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      384,957     $  3,838,818         87,783     $    882,954
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold.............................................................       17,035     $    169,722         49,801     $    500,000
  Issued as reinvestment of dividends..............................        5,832           58,158          2,334           23,417
  Redeemed.........................................................     (121,972)      (1,214,192)       (39,268)        (394,868)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (99,105)    $   (986,312)        12,867     $    128,549
                                                                      ==========     ============     ==========     ============
INVESTOR N SHARES:
  Sold.............................................................      632,233     $  6,308,576        504,230     $  5,060,605
  Issued as reinvestment of dividends..............................       41,012          409,216         14,522          145,675
  Redeemed.........................................................     (991,095)      (9,877,607)      (107,658)      (1,080,277)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................     (317,850)    $ (3,159,815)       411,094     $  4,126,003
                                                                      ==========     ============     ==========     ============

                                                                               FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                                                              YEAR ENDED                     PERIOD ENDED
                                                                            MARCH 31, 1997                 MARCH 31, 1996(a)
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                      -----------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................    1,806,440     $ 18,900,351        426,934     $  4,545,038
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................           --               --             --               --
  Issued as reinvestment of dividends..............................        7,678           80,228          2,154           22,952
  Redeemed.........................................................   (1,138,077)     (11,870,693)      (272,693)      (2,902,983)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      676,041     $  7,109,886        156,395     $  1,665,007
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................      295,572     $  3,093,698          1,725     $     17,997
  Issued as reinvestment of dividends..............................        4,813           50,328          2,126           22,620
  Redeemed.........................................................     (288,370)      (3,022,196)       (25,633)        (268,321)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       12,015     $    121,830        (21,782)    $   (227,704)
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold.............................................................       14,327     $    150,599             --     $         --
  Issued as reinvestment of dividends..............................          554            5,806            246            2,618
  Redeemed.........................................................      (15,037)        (156,082)            (2)             (25)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................         (156)    $        323            244     $      2,593
                                                                      ==========     ============     ==========     ============
INVESTOR N SHARES:
  Sold.............................................................       12,072     $    125,929         11,873     $    126,629
  Issued as reinvestment of dividends..............................        9,672          101,158          3,173           33,729
  Redeemed.........................................................      (68,762)        (716,348)       (81,900)        (878,995)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (47,018)    $   (489,261)       (66,854)    $   (718,637)
                                                                      ==========     ============     ==========     ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                     INTERMEDIATE MUNICIPAL BOND FUND
                                                                                YEAR ENDED                    PERIOD ENDED
                                                                              MARCH 31, 1997               MARCH 31, 1996(a)
                                                                        ---------------------------     ------------------------
                                                                          SHARES         DOLLARS         SHARES        DOLLARS
                                                                        --------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................      4,979,213     $ 50,069,761      960,264     $ 9,779,988
  Issued as reinvestment of dividends..............................          7,773           78,150        2,204          22,398
  Redeemed.........................................................     (1,895,410)     (19,054,714)    (505,355)     (5,128,646)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................      3,091,576     $ 31,093,197      457,113     $ 4,673,740
                                                                        ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold.............................................................        169,102     $  1,696,765       26,432     $   269,682
  Issued as reinvestment of dividends..............................          5,517           55,382        1,197          12,184
  Redeemed.........................................................       (117,609)      (1,170,964)        (785)         (8,006)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................         57,010     $    581,183       26,844     $   273,860
                                                                        ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold.............................................................         22,724     $    229,240       35,258     $   359,738
  Issued as reinvestment of dividends..............................          3,462           32,336          834           8,469
  Redeemed.........................................................        (21,999)        (223,798)         (20)           (204)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................          4,187     $     37,778       36,072     $   368,003
                                                                        ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold.............................................................         11,720     $    118,086       27,929     $   285,500
  Issued as reinvestment of dividends..............................          3,724           37,407        1,050          10,667
  Redeemed.........................................................        (29,316)        (293,502)          --              --
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        (13,872)    $   (138,009)      28,979     $   296,167
                                                                        ==========     ============     ========     ===========

                                                                                    FLORIDA MUNICIPAL BOND FUND
                                                                                YEAR ENDED                    PERIOD ENDED
                                                                              MARCH 31, 1997               MARCH 31, 1996(a)
                                                                        ---------------------------     ------------------------
                                                                          SHARES         DOLLARS         SHARES        DOLLARS
                                                                        --------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................        780,552     $  7,452,607      250,387     $ 2,439,111
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................             --               --           --              --
  Issued as reinvestment of dividends..............................            365            3,485           45             437
  Redeemed.........................................................       (394,938)      (3,747,007)     (23,390)       (229,591)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        385,979     $  3,709,085      227,042     $ 2,209,957
                                                                        ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold.............................................................        174,121     $  1,646,866       12,823     $   125,245
  Issued as reinvestment of dividends..............................          1,691           16,147          483           4,698
  Redeemed.........................................................       (181,645)      (1,728,656)      (2,646)        (25,067)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................         (5,833)    $    (65,643)      10,660     $   104,876
                                                                        ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold.............................................................             --     $         --       15,448     $   151,548
  Issued as reinvestment of dividends..............................            186            1,778           59             572
  Redeemed.........................................................             --               --      (15,447)       (152,311)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................            186     $      1,778           60     $      (191)
                                                                        ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold.............................................................         42,999     $    409,858       28,067     $   275,586
  Issued as reinvestment of dividends..............................         44,974          428,432       17,719         171,975
  Redeemed.........................................................       (531,093)      (5,053,271)    (120,970)     (1,174,253)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................       (443,120)    $ (4,214,981)     (75,184)    $  (726,692)
                                                                        ==========     ============     ========     ===========

                                                                                         MUNICIPAL INCOME FUND
                                                                                YEAR ENDED                    PERIOD ENDED
                                                                              MARCH 31, 1997               MARCH 31, 1996(a)
                                                                        ---------------------------     ------------------------
                                                                          SHARES         DOLLARS         SHARES        DOLLARS
                                                                        --------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................      2,730,515     $ 29,871,880      451,180     $ 5,003,601
  Issued as reinvestment of dividends..............................          9,420          102,911        3,723          41,168
  Redeemed.........................................................     (1,923,927)     (20,967,565)    (387,428)     (4,277,906)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        816,008     $  9,007,226       67,475     $   766,863
                                                                        ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold.............................................................      1,080,246     $ 11,738,664       80,739     $   881,611
  Issued as reinvestment of dividends..............................         47,889          522,701       21,450         237,117
  Redeemed.........................................................     (2,151,350)     (23,315,839)    (217,618)     (2,394,730)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................     (1,023,215)    $(11,054,474)    (115,429)    $(1,276,002)
                                                                        ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold.............................................................          6,900     $     76,000          450     $     5,000
  Issued as reinvestment of dividends..............................          5,154           56,295        2,129          23,528
  Redeemed.........................................................        (55,293)        (602,791)      (6,660)        (73,680)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        (43,239)    $   (470,496)      (4,081)    $   (45,152)
                                                                        ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold.............................................................         46,816     $    505,476       20,506     $   227,021
  Issued as reinvestment of dividends..............................         35,015          382,426       12,403         137,123
  Redeemed.........................................................       (296,881)      (3,245,308)    (114,832)     (1,272,808)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................       (215,050)    $ (2,357,406)     (81,923)    $  (908,664)
                                                                        ==========     ============     ========     ===========

                                                                               GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                               YEAR ENDED                    PERIOD ENDED
                                                                              MARCH 31, 1997               MARCH 31, 1996(a)
                                                                        ---------------------------     ------------------------
                                                                          SHARES         DOLLARS         SHARES        DOLLARS
                                                                        --------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................      1,093,268     $ 11,620,800      215,451     $ 2,333,137
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................        120,237        1,278,074           --              --
  Issued as reinvestment of dividends..............................          1,745           18,655          321           3,474
  Redeemed.........................................................       (700,605)      (7,435,273)    (356,183)     (3,851,689)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        514,645     $  5,482,256     (140,411)    $(1,515,078)
                                                                        ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold.............................................................         88,314     $    944,307        2,786     $    29,915
  Issued as reinvestment of dividends..............................         28,390          302,296        9,658         104,404
  Redeemed.........................................................        (95,049)      (1,013,957)     (49,860)       (538,389)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................         21,655     $    232,646      (37,416)    $  (404,070)
                                                                        ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold.............................................................            104     $      1,101        4,482     $    47,791
  Issued as reinvestment of dividends..............................          6,230           66,333        1,989          21,495
  Redeemed.........................................................        (48,861)        (523,474)     (17,569)       (189,484)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        (42,527)    $   (456,040)     (11,098)    $  (120,198)
                                                                        ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold.............................................................         15,463     $    164,476       27,010     $   293,325
  Issued as reinvestment of dividends..............................         13,852          147,469        4,577          49,457
  Redeemed.........................................................        (72,333)        (771,714)     (24,720)       (268,174)
                                                                        ----------     ------------     --------     -----------
  Net increase/(decrease)..........................................        (43,018)    $   (459,769)       6,867     $    74,608
                                                                        ==========     ============     ========     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                        GEORGIA MUNICIPAL BOND FUND
                                                                                  YEAR ENDED                   PERIOD ENDED
                                                                                MARCH 31, 1997              MARCH 31, 1996(a)
                                                                           -------------------------     ------------------------
                                                                            SHARES         DOLLARS        SHARES        DOLLARS
                                                                           ------------------------------------------------------
PRIMARY A SHARES:
  Sold..................................................................     476,900     $ 4,553,988       78,810     $   762,805
  Issued as reinvestment of dividends...................................          28             265           16             162
  Redeemed..............................................................    (110,850)     (1,054,073)    (131,078)     (1,276,574)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................     366,078     $ 3,500,180      (52,252)    $  (513,607)
                                                                           =========     ===========     ========     ===========
INVESTOR A SHARES:
  Sold..................................................................      21,228     $   201,516           92     $       887
  Issued as reinvestment of dividends...................................         584           5,574           11             105
  Redeemed..............................................................        (670)         (6,360)         (55)           (533)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................      21,142     $   200,730           48     $       459
                                                                           =========     ===========     ========     ===========
INVESTOR C SHARES:
  Sold..................................................................          --     $        --            1     $        10
  Issued as reinvestment of dividends...................................         329           3,087          105           1,019
  Redeemed..............................................................          --              --           --              --
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................         329     $     3,087          106     $     1,029
                                                                           =========     ===========     ========     ===========
INVESTOR N SHARES:
  Sold..................................................................       4,541     $    42,751        8,854     $    86,386
  Issued as reinvestment of dividends...................................      27,898         265,858       10,743         104,168
  Redeemed..............................................................    (252,803)     (2,406,288)     (66,400)       (643,905)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................    (220,364)    $(2,097,679)     (46,803)    $  (453,351)
                                                                           =========     ===========     ========     ===========

                                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                                                  YEAR ENDED                   PERIOD ENDED
                                                                                MARCH 31, 1997              MARCH 31, 1996(a)
                                                                           -------------------------     ------------------------
                                                                            SHARES         DOLLARS        SHARES        DOLLARS
                                                                           ------------------------------------------------------
PRIMARY A SHARES:
  Sold...................................................................  1,014,731     $10,515,384      171,702     $ 1,809,636
  Issued as reinvestment of dividends....................................        607           6,285          231           3,227
  Redeemed...............................................................   (557,201)     (5,789,267)    (120,210)     (1,265,996)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)................................................    458,137     $ 4,732,402       51,723     $   546,867
                                                                           =========     ===========     ========     ===========
INVESTOR A SHARES:
  Sold...................................................................    347,293     $ 3,646,011       22,853     $   240,377
  Issued as reinvestment of dividends....................................     21,334         222,005        6,393          67,230
  Redeemed...............................................................   (555,498)     (5,799,827)    (100,126)     (1,053,606)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)................................................   (186,871)    $(1,931,811)     (70,880)    $  (745,999)
                                                                           =========     ===========     ========     ===========
INVESTOR C SHARES:
  Sold...................................................................         --     $        --        1,449     $    15,000
  Issued as reinvestment of dividends....................................      4,951          51,463        1,569          16,509
  Redeemed...............................................................     (6,051)        (63,225)          --              --
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)................................................     (1,100)    $   (11,762)       3,018     $    31,509
                                                                           =========     ===========     ========     ===========
INVESTOR N SHARES:
  Sold...................................................................     51,624     $   534,364       51,146     $   538,130
  Issued as reinvestment of dividends....................................     22,387         232,636        8,114          85,324
  Redeemed...............................................................   (198,704)     (2,052,915)     (24,143)       (250,826)
                                                                           ---------     -----------     --------     -----------
  Net increase/(decrease)................................................   (124,693)    $(1,285,915)      35,117     $   372,628
                                                                           =========     ===========     ========     ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                                                                            YEAR ENDED                      PERIOD ENDED
                                                                          MARCH 31, 1997                 MARCH 31, 1996(a)
                                                                        -------------------------     ------------------------
PRIMARY A SHARES:
  Sold.................................................................. 570,112     $ 16,929,308      505,608     $ 5,538,107
  Issued as reinvestment of dividends...................................   4,891           52,630        2,165          23,655
  Redeemed.............................................................. 315,560)     (14,158,284)    (532,835)     (5,808,454)
                                                                         -------     ------------     ----------   -----------
  Net increase/(decrease)............................................... 259,443     $  2,823,654      (25,062)    $  (246,692)
                                                                         =======     ============     ==========   ===========
INVESTOR A SHARES:
  Sold.................................................................. 193,291     $  2,078,842       28,679     $   313,851
  Issued as reinvestment of dividends...................................  56,201          605,703       22,246         243,587
  Redeemed.............................................................. 650,416)      (6,993,949)    (186,416)     (2,026,592)
                                                                         -------     ------------     ----------   -----------
  Net increase/(decrease)............................................... 400,924)    $ (4,309,404)    (135,491)    $(1,469,154)
                                                                         =======     ============     ==========   ===========
INVESTOR C SHARES:
  Sold..................................................................   5,524     $     59,620       18,277     $   201,549
  Issued as reinvestment of dividends...................................   8,140           87,716        2,956          32,361
  Redeemed.............................................................. (93,693)      (1,010,636)      (9,204)       (101,209)
                                                                         -------     ------------     ----------   -----------
  Net increase/(decrease)............................................... (80,029)    $   (863,300)      12,029     $   132,701
                                                                         =======     ============     ==========   ===========
INVESTOR N SHARES:
  Sold..................................................................   7,691     $     82,996        6,644     $    73,296
  Issued as reinvestment of dividends...................................  13,622          146,840        4,513          49,421
  Redeemed.............................................................. (36,251)        (390,730)      (4,071)        (44,819)
                                                                         -------     ------------     ----------   -----------
  Net increase/(decrease)............................................... (14,938)    $   (160,894)       7,086     $    77,898
                                                                         =======     ============     ==========   ===========



                                                                                      MARYLAND MUNICIPAL BOND FUND
                                                                                YEAR ENDED                   PERIOD ENDED
                                                                              MARCH 31, 1997              MARCH 31, 1996(a)
                                                                         -------------------------     ------------------------
                                                                          SHARES         DOLLARS        SHARES        DOLLARS
                                                                         ------------------------------------------------------
PRIMARY A SHARES:
  Sold..................................................................   234,636     $ 2,211,353       34,297     $   330,542
  Issued as reinvestment of dividends...................................       669           6,304          183           1,752
  Redeemed..............................................................   (43,789)       (414,757)      (7,194)        (70,000)
                                                                         ----------    -----------     ----------   -----------
  Net increase/(decrease)...............................................   191,516     $ 1,802,900       27,286     $   262,294
                                                                         ==========    ===========     ==========   ===========
INVESTOR A SHARES:
  Sold..................................................................    67,007     $   629,185       11,875     $   110,562
  Issued as reinvestment of dividends...................................     5,602          52,846          921           8,809
  Redeemed..............................................................   (38,486)       (364,074)      (4,259)        (40,975)
                                                                         ----------    -----------     ----------   -----------
  Net increase/(decrease)...............................................    34,123     $   317,957        8,537     $    78,396
                                                                         ==========    ===========     ==========   ===========
INVESTOR C SHARES:
  Sold..................................................................        --     $        --            1     $        10
  Issued as reinvestment of dividends...................................        12             108            3              33
  Redeemed..............................................................        --              --           --              --
                                                                         ----------    -----------     ----------   -----------
  Net increase/(decrease)...............................................        12     $       108            4     $        43
                                                                         ==========    ===========     ==========   ===========
INVESTOR N SHARES:
  Sold..................................................................    15,656     $   146,980        1,131     $    12,326
  Issued as reinvestment of dividends...................................    28,413         268,108       10,220          98,130
  Redeemed..............................................................  (212,307)     (1,991,663)     (21,471)       (205,368)
                                                                         ----------    -----------     ----------   -----------
  Net increase/(decrease)...............................................  (168,238)    $(1,576,575)     (10,120)    $   (94,912)
                                                                         ==========    ===========     ==========   ===========


                                                                                  NORTH CAROLINA MUNICIPAL BOND FUND
                                                                               YEAR ENDED                    PERIOD ENDED
                                                                             MARCH 31, 1997               MARCH 31, 1996(a)
                                                                       ---------------------------     ------------------------
                                                                         SHARES         DOLLARS         SHARES        DOLLARS
                                                                       --------------------------------------------------------
PRIMARY A SHARES:
  Sold..................................................................  321,358     $  3,060,134       38,727     $   382,413
  Issued as reinvestment of dividends...................................      261            2,464          138           1,007
  Redeemed.............................................................. (162,637)      (1,548,697)      (4,065)        (39,512)
                                                                         --------     ------------     ----------   -----------
  Net increase/(decrease)...............................................  158,982     $  1,513,901       34,800     $   343,908
                                                                         ========     ============     ==========   ===========
INVESTOR A SHARES:
  Sold..................................................................   33,554     $    319,668       11,184     $   108,756
  Issued as reinvestment of dividends...................................    2,283           21,755          463           4,492
  Redeemed..............................................................  (20,351)        (193,249)        (144)         (1,415)
                                                                         --------     ------------     ----------   -----------
  Net increase/(decrease)...............................................   15,486     $    148,174       11,503     $   111,833
                                                                         ========     ============     ==========   ===========
INVESTOR C SHARES:
  Sold..................................................................       --     $         --        1,583     $    15,010
  Issued as reinvestment of dividends...................................       83              793            6              53
  Redeemed..............................................................       --               --           --              --
                                                                         --------     ------------     ----------   -----------
  Net increase/(decrease)...............................................       83     $        793        1,589     $    15,063
                                                                         ========     ============     ==========   ===========
INVESTOR N SHARES:
  Sold..................................................................   21,081     $    200,477       56,074     $   548,267
  Issued as reinvestment of dividends...................................   81,214          772,682       29,621         288,155
  Redeemed.............................................................. (563,321)      (5,361,593)    (193,797)     (1,887,750)
                                                                         --------     ------------     ----------   -----------
  Net increase/(decrease)............................................... (461,026)    $ (4,388,434)    (108,102)    $(1,051,328)
                                                                       ==========     ============     ==========   ===========





                                                                           SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                                               YEAR ENDED                   PERIOD ENDED
                                                                             MARCH 31, 1997              MARCH 31, 1996(a)
                                                                        -------------------------     ------------------------
                                                                         SHARES         DOLLARS        SHARES        DOLLARS
                                                                        ------------------------------------------------------
PRIMARY A SHARES:
  Sold.................................................................. 1,335,506     $14,059,668      269,174     $ 2,874,114
  Issued as reinvestment of dividends...................................     9,601         101,149        2,578          27,499
  Redeemed..............................................................  (660,889)     (6,950,351)    (529,107)     (5,671,508)
                                                                         ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................   684,218     $ 7,210,466     (257,355)    $(2,769,895)
                                                                         =========     ===========     ========     ===========
INVESTOR A SHARES:
  Sold..................................................................    28,019     $   295,941       88,345     $   946,537
  Issued as reinvestment of dividends...................................    25,255         265,917        9,588         102,383
  Redeemed..............................................................  (414,675)     (4,388,366)     (91,422)       (981,465)
                                                                         ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................  (361,401)    $(3,826,508)       6,511     $    67,455
                                                                         =========     ===========     ========     ===========
INVESTOR C SHARES:
  Sold..................................................................    58,225     $   606,527        1,514     $    15,931
  Issued as reinvestment of dividends...................................    13,422         141,375        5,085          54,300
  Redeemed..............................................................  (101,102)     (1,062,984)      (9,387)       (100,180)
                                                                         ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................   (29,455)    $  (315,082)      (2,788)    $   (29,949)
                                                                         =========     ===========     ========     ===========
INVESTOR N SHARES:
  Sold..................................................................   165,111     $ 1,751,110       68,683     $   735,005
  Issued as reinvestment of dividends...................................    17,417         183,517        5,411          57,762
  Redeemed..............................................................  (298,337)     (3,154,641)     (15,644)       (166,685)
                                                                         ---------     -----------     --------     -----------
  Net increase/(decrease)...............................................  (115,809)    $(1,220,014)      58,450     $   626,082
                                                                         ==========    ===========     ========     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   SOUTH CAROLINA MUNICIPAL BOND FUND
                                                                                YEAR ENDED                     PERIOD ENDED
                                                                              MARCH 31, 1997                MARCH 31, 1996(A)
                                                                        --------------------------       ------------------------
                                                                         SHARES          DOLLARS         SHARES         DOLLARS
                                                                           ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................    360,137       $ 3,527,760        43,732       $  435,010
  Issued as reinvestment of dividends................................         --                --            --               --
  Redeemed...........................................................    (48,358)         (475,217)      (11,402)        (114,752)
                                                                        --------       -----------       -------       ----------
  Net increase.......................................................    311,779       $ 3,052,543        32,330       $  320,258
                                                                        ========       ===========       =======       ==========
INVESTOR A SHARES:
  Sold...............................................................      7,567       $    74,339         1,718       $   17,256
  Issued as reinvestment of dividends................................      3,635            35,610         1,783           17,812
  Redeemed...........................................................    (53,101)         (519,581)       (2,710)         (27,368)
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................    (41,899)      $  (409,632)          791       $    7,700
                                                                        ========       ===========       =======       ==========
INVESTOR C SHARES:
  Sold...............................................................         --       $        --        54,672       $  550,000
  Issued as reinvestment of dividends................................         19               180            29              288
  Redeemed...........................................................     (1,739)          (16,945)      (29,674)        (301,784)
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................     (1,720)      $   (16,765)       25,027       $  248,504
                                                                        ========       ===========       =======       ==========
INVESTOR N SHARES:
  Sold...............................................................    145,761       $ 1,437,355        80,526       $  800,208
  Issued as reinvestment of dividends................................     32,931           323,684        11,265          112,544
  Redeemed...........................................................   (271,284)       (2,675,080)      (30,449)        (304,263)
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................    (92,592)      $  (914,041)       61,342       $  608,489
                                                                        ========       ===========       =======       ==========

                                                                                 TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                                                                                YEAR ENDED                     PERIOD ENDED
                                                                              MARCH 31, 1997                MARCH 31, 1996(A)
                                                                        --------------------------       ------------------------
                                                                         SHARES          DOLLARS         SHARES         DOLLARS
                                                                           ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................    647,531       $ 6,585,701       202,753       $2,114,082
  Issued as reinvestment of dividends................................         --                --            --               --
  Redeemed...........................................................   (877,019)       (8,983,909)      (87,027)        (901,102)
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................   (229,488)      $(2,398,208)      115,726       $1,212,980
                                                                        ========       ===========       =======       ==========
INVESTOR A SHARES:
  Sold...............................................................     19,906       $   202,395           129       $    1,342
  Issued as reinvestment of dividends................................      1,811            18,394           623            6,452
  Redeemed...........................................................    (10,885)         (111,324)         (109)          (1,130)
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................     10,832       $   109,465           643       $    6,664
                                                                        ========       ===========       =======       ==========
INVESTOR C SHARES:
  Sold...............................................................         --       $        --             1       $       11
  Issued as reinvestment of dividends................................      2,321            23,725           742            7,683
  Redeemed...........................................................         --                --            --               --
                                                                        --------       -----------       -------       ----------
  Net increase/(decrease)............................................      2,321       $    23,725           743       $    7,694
                                                                        ========       ===========       =======       ==========
INVESTOR N SHARES:
  Sold...............................................................      1,216       $    12,460         1,040       $   10,800
  Issued as reinvestment of dividends................................      6,080            62,109         2,383           24,698
  Redeemed...........................................................    (71,626)         (727,911)      (27,471)        (284,893)
                                                                        --------       -----------       -------       ----------
  Net decrease.......................................................    (64,330)      $  (653,342)      (24,048)      $ (249,395)
                                                                        ========       ===========       =======       ==========

---------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                                                                                   YEAR ENDED                 PERIOD ENDED
                                                                                 MARCH 31, 1997            MARCH 31, 1996(a)
                                                                            ------------------------     ----------------------
                                                                             SHARES        DOLLARS       SHARES       DOLLARS
                                                                            ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................        291,105     $ 2,938,293     157,752     $1,607,430
  Issued as reinvestment of dividends................................          1,071          10,734       2,109         21,573
  Redeemed...........................................................       (245,724)     (2,461,065)    (26,193)      (268,666)
                                                                            --------     -----------     -------     ----------
  Net increase.......................................................         46,452     $   487,962     133,668     $1,360,337
                                                                            ========     ===========     =======     ==========
INVESTOR A SHARES:
  Sold...............................................................          6,038     $    60,692          52     $      542
  Issued as reinvestment of dividends................................         24,148         244,190       8,442         86,375
  Redeemed...........................................................        (88,908)       (896,497)    (11,200)      (114,730)
                                                                            --------     -----------     -------     ----------
  Net increase/(decrease)............................................        (58,722)    $  (591,615)     (2,706)    $  (27,813)
                                                                            ========     ===========     =======     ==========
INVESTOR C SHARES:
  Sold...............................................................             --     $        --           1     $       11
  Issued as reinvestment of dividends................................              9              96           3             31
  Redeemed...........................................................             --              --          --             --
                                                                            --------     -----------      ------     ----------
  Net increase/(decrease)............................................              9     $        96           4     $       42
                                                                            ========     ===========     =======     ==========
INVESTOR N SHARES:
  Sold...............................................................          9,489     $    95,584      12,206     $  125,200
  Issued as reinvestment of dividends................................         10,558         106,766       3,623         37,065
  Redeemed...........................................................        (67,201)       (679,705)    (15,289)      (156,004)
                                                                            --------     -----------     -------     ----------
  Net increase/(decrease)............................................        (47,154)    $  (477,355)        540     $    6,261
                                                                            ========     ===========     =======     ==========

                                                                                       TENNESSEE MUNICIPAL BOND FUND
                                                                                  YEAR ENDED                    PERIOD ENDED
                                                                                MARCH 31, 1997               MARCH 31, 1996(a)
                                                                         ---------------------------     ------------------------
                                                                            SHARES         DOLLARS         SHARES        DOLLARS
                                                                           ----------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................        173,358     $  1,693,318       23,133     $   230,008
  Issued as reinvestment of dividends................................              7               68            2              20
  Redeemed...........................................................         (6,759)         (65,656)        (253)         (2,500)
                                                                           ---------     ------------     --------     -----------
  Net increase.......................................................        166,606     $  1,627,730       22,882     $   227,528
                                                                           =========     ===========      ========     ===========
INVESTOR A SHARES:
  Sold...............................................................            200     $      1,946       80,756     $   782,383
  Issued as reinvestment of dividends................................          4,457           43,363          268           2,607
  Redeemed...........................................................           (177)          (1,705)      (1,129)        (11,228)
                                                                           ---------     ------------     --------     -----------
  Net increase/(decrease)............................................          4,480     $     43,604       79,895     $   773,762
                                                                           =========     ============     ========     ===========
INVESTOR C SHARES:
  Sold...............................................................             --     $         --           28     $       275
  Issued as reinvestment of dividends................................            170            1,653           48             475
  Redeemed...........................................................             --               --       (2,759)        (27,755)
                                                                            --------     ------------     --------     -----------
  Net increase/(decrease)............................................            170     $      1,653       (2,683)    $   (27,005)
                                                                            ========     ============     ========     ===========
INVESTOR N SHARES:
  Sold...............................................................          3,320     $     32,017       69,966     $   699,596
  Issued as reinvestment of dividends................................         18,104          176,057        6,689          66,084
  Redeemed...........................................................       (171,629)      (1,665,198)     (49,231)       (486,384)
                                                                            --------     ------------     --------     -----------
  Net increase/(decrease)............................................       (150,205)    $ (1,457,124)      27,424     $   279,296
                                                                            ========     ============     ========     ===========

                                                                                         TEXAS MUNICIPAL BOND FUND
                                                                                   YEAR ENDED                 PERIOD ENDED
                                                                                 MARCH 31, 1997            MARCH 31, 1996(a)
                                                                            ------------------------     ----------------------
                                                                             SHARES        DOLLARS       SHARES       DOLLARS
                                                                            -----------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................        250,760      $ 2,375,276       76,130      $  739,643
  Issued as reinvestment of dividends................................             12              118            2              20
  Redeemed...........................................................       (193,829)      (1,864,801)      (9,963)        (96,764)
                                                                            --------      -----------      -------      ----------
  Net increase.......................................................         56,943      $   510,593       66,169      $  642,899
                                                                            ========      ===========      =======      ==========
INVESTOR A SHARES:
  Sold...............................................................          6,766      $    62,991          330      $    3,168
  Issued as reinvestment of dividends................................            599            5,725          114           1,121
  Redeemed...........................................................         (1,598)         (15,001)      (3,263)        (31,917)
                                                                            --------      -----------      -------      ----------
  Net increase/(decrease)............................................          5,767      $    53,715       (2,819)     $  (27,628)
                                                                            ========      ===========      =======      ==========
INVESTOR C SHARES:
  Sold...............................................................             --      $        --            1      $       10
  Issued as reinvestment of dividends................................            337            3,215          106           1,024
  Redeemed...........................................................             --               --           --              --
                                                                            --------      -----------      -------      ----------
  Net increase/(decrease)............................................            337      $     3,215          107      $    1,034
                                                                            ========      ===========      =======      ==========
INVESTOR N SHARES:
  Sold...............................................................          8,632      $    82,485        7,649      $   74,600
  Issued as reinvestment of dividends................................         30,093          286,900       11,199         108,407
  Redeemed...........................................................       (222,374)      (2,119,387)     (68,456)       (661,516)
                                                                            --------      -----------      -------      ----------
  Net increase/(decrease)............................................       (183,649)     $(1,750,002)     (49,608)     $ (478,509)
                                                                            ========      ===========      =======      ==========




                                                                                  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                                   YEAR ENDED                    PERIOD ENDED
                                                                                 MARCH 31, 1997               MARCH 31, 1996(a)
                                                                           ---------------------------     ------------------------
                                                                             SHARES         DOLLARS         SHARES        DOLLARS
                                                                        ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................      2,958,562     $ 31,620,975      732,138     $ 7,945,587
  Issued as reinvestment of dividends................................          7,432           79,415        2,904          31,517
  Redeemed...........................................................     (3,464,921)     (36,957,080)    (712,840)     (7,743,807)
                                                                          ----------     ------------     --------     -----------
  Net increase.......................................................       (498,927)    $ (5,256,690)      22,202     $   233,297
                                                                          ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold...............................................................        359,732     $  3,852,993       98,354     $ 1,066,154
  Issued as reinvestment of dividends................................        182,885        1,952,616       72,511         786,569
  Redeemed...........................................................     (1,634,419)     (17,445,789)    (573,486)     (6,212,884)
                                                                          ----------     ------------     --------     -----------
  Net increase/(decrease)............................................     (1,091,802)    $(11,640,180)    (402,621)    $(4,360,161)
                                                                          ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold...............................................................          8,421     $     89,965        1,351     $    14,653
  Issued as reinvestment of dividends................................         18,059          192,864        6,100          66,176
  Redeemed...........................................................        (62,436)        (667,180)     (21,503)       (233,382)
                                                                          ----------     ------------     --------     -----------
  Net increase/(decrease)............................................        (35,956)    $   (384,351)     (14,052)    $  (152,553)
                                                                          ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold...............................................................          8,035     $     85,353        4,369     $    47,365
  Issued as reinvestment of dividends................................         29,858          318,831       10,584         114,804
  Redeemed...........................................................       (160,347)      (1,715,511)     (22,397)       (243,104)
                                                                          ----------     ------------     --------     -----------
  Net increase/(decrease)............................................       (122,454)    $ (1,311,327)      (7,444)    $   (80,935)
                                                                          ==========     ============     ========     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       VIRGINIA MUNICIPAL BOND FUND
                                                                                 YEAR ENDED                    PERIOD ENDED
                                                                               MARCH 31, 1997                MARCH 31, 1996(A)
                                                                         --------------------------       -----------------------
                                                                          SHARES          DOLLARS         SHARES         DOLLARS
                                                                            --------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................    445,108       $ 4,182,650        61,232       $ 590,875
  Redeemed............................................................   (187,420)       (1,753,948)      (76,321)       (738,868)
                                                                         --------       -----------       -------       ---------
  Net increase/(decrease).............................................    257,688       $ 2,428,702       (15,089)      $(147,993)
                                                                         ========       ===========       =======       =========
INVESTOR A SHARES:
  Sold................................................................     36,304       $   342,983         2,097       $  20,432
  Issued as reinvestment of dividends.................................      2,474            23,323           880           8,443
  Redeemed............................................................    (32,024)         (302,282)          (31)           (310)
                                                                         --------       -----------       -------       ---------
  Net increase........................................................      6,754       $    64,024         2,946       $  28,565
                                                                         ========       ===========       =======       =========
INVESTOR C SHARES:
  Sold................................................................         --       $        --         1,038       $  10,010
  Issued as reinvestment of dividends.................................        216             2,032            68             650
                                                                         --------       -----------       -------       ---------
  Net increase........................................................        216       $     2,032         1,106       $  10,660
                                                                         ========       ===========       =======       =========
INVESTOR N SHARES:
  Sold................................................................     20,853       $   197,062        27,104       $ 259,471
  Issued as reinvestment of dividends.................................     43,741           413,677        15,468         148,440
  Redeemed............................................................   (277,624)       (2,619,581)      (56,955)       (547,725)
                                                                         --------       -----------       -------       ---------
  Net decrease........................................................   (213,030)      $(2,008,842)      (14,383)      $(139,814)
                                                                         ========       ===========       =======       =========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                           OF YEAR      INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          ---------------------------------------------------------------------------------------------------------
NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $  9.98      $ 0.44         $(0.03)          $  0.41         $(0.44)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.15          (0.05)             0.10          (0.15)            --               --
Year ended 11/30/1995....     9.69        0.44           0.34              0.78          (0.44)            --               --
Year ended 11/30/1994....     9.96        0.38          (0.27)             0.11          (0.38)            --          $ (0.00)#
Period ended
  11/30/1993*............    10.00        0.05          (0.04)             0.01          (0.05)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $  9.98      $ 0.42         $(0.03)          $  0.39         $(0.42)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.14          (0.05)             0.09          (0.14)            --               --
Year ended 11/30/1995....     9.69        0.42           0.34              0.76          (0.42)            --               --
Year ended 11/30/1994....     9.96        0.36          (0.27)             0.09          (0.36)            --          $ (0.00)#
Period ended
  11/30/1993*............     9.98        0.03          (0.02)             0.01          (0.03)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $  9.98      $ 0.40         $(0.03)          $  0.37         $(0.40)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.14          (0.05)             0.09          (0.14)            --               --
Year ended 11/30/1995....     9.69        0.42           0.34              0.76          (0.42)            --               --
Period ended
  11/30/1994*............     9.84        0.19          (0.15)             0.04          (0.19)            --          $ (0.00)#
INVESTOR N SHARES
Year ended 03/31/1997....  $  9.98      $ 0.40         $(0.03)          $  0.37         $(0.40)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.13          (0.05)             0.08          (0.13)            --               --
Year ended 11/30/1995....     9.69        0.40           0.34              0.74          (0.40)            --               --
Year ended 11/30/1994....     9.96        0.34          (0.27)             0.07          (0.34)            --          $ (0.00)#
Period ended
  11/30/1993*............    10.00        0.04          (0.04)             0.00          (0.04)            --               --
NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ 10.03      $ 0.48         $(0.02)          $  0.46         $(0.48)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.16          (0.14)             0.02          (0.16)            --               --
Year ended 11/30/1995....     9.24        0.48           0.93              1.41          (0.48)            --               --
Year ended 11/30/1994....    10.11        0.45          (0.86)            (0.41)         (0.45)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.00        0.14           0.11              0.25          (0.14)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $ 10.03      $ 0.46         $(0.02)          $  0.44         $(0.46)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.15          (0.14)             0.01          (0.15)            --               --
Year ended 11/30/1995....     9.24        0.47           0.93              1.40          (0.47)            --               --
Year ended 11/30/1994....    10.11        0.42          (0.86)            (0.44)         (0.42)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.10        0.12           0.01              0.13          (0.12)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $ 10.03      $ 0.43         $(0.02)          $  0.41         $(0.43)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994**...........     9.35        0.03          (0.11)            (0.08)         (0.03)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $ 10.03      $ 0.43         $(0.02)          $  0.41         $(0.43)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994**...........    10.13        0.39          (0.88)            (0.49)         (0.39)        $(0.00)#        $ (0.01)

---------------

* Nations Short-Term Municipal Income Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on October 7, 1993, November 2, 1993, May 19, 1994 and October 12, 1993, respectively.

** Nations Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on July 30, 1993, August 17, 1993, November 3, 1994 and December 2, 1993, respectively.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#  Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                                                        RATIO OF        RATIO OF
                                TOTAL        NET ASSET                NET ASSETS       OPERATING      NET INVESTMENT
                              DIVIDENDS        VALUE                    END OF        EXPENSES TO       INCOME TO        PORTFOLIO
                                 AND          END OF       TOTAL         YEAR         AVERAGE NET      AVERAGE NET       TURNOVER
                            DISTRIBUTIONS      YEAR       RETURN++     (IN 000'S)        ASSETS           ASSETS           RATE
                            -------------------------------------------------------------------------------------------------------
NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND
PRIMARY A SHARES
Year ended 03/31/1997....   $ (0.44)        $  9.95         4.15%      $ 61,072          0.40%(a)         4.36%             80%
Period ended
  03/31/1996(b)..........     (0.15)           9.98         0.96         48,511          0.40+(a)         4.37+             16
Year ended 11/30/1995....     (0.44)          10.03         8.16         49,961          0.45(a)          4.38              82
Year ended 11/30/1994....     (0.38)           9.69         1.09         33,488          0.34(a)          3.83              57
Period ended
  11/30/1993*............     (0.05)           9.96         0.06          5,999          0.09+            3.16+             45
INVESTOR A SHARES
Year ended 03/31/1997....   $ (0.42)        $  9.95         3.96%      $  8,417          0.60%(a)         4.16%             80%
Period ended
  03/31/1996(b)..........     (0.14)           9.98         0.90          4,599          0.60+(a)         4.17+             16
Year ended 11/30/1995....     (0.42)          10.03         7.95          3,741          0.65(a)          4.18              82
Year ended 11/30/1994....     (0.36)           9.69         0.90            217          0.52(a)          3.65              57
Period ended
  11/30/1993*............     (0.03)           9.96         0.06            731          0.24+            3.01+             45
INVESTOR C SHARES
Year ended 03/31/1997....   $ (0.40)        $  9.95         3.79%      $  1,080          0.75%(a)         4.01%             80%
Period ended
  03/31/1996(b)..........     (0.14)           9.98         0.85          2,072          0.72+(a)         4.05+             16
Year ended 11/30/1995....     (0.42)          10.03         7.95          1,953          0.70(a)          4.13              82
Period ended
  11/30/1994*............     (0.19)           9.69         0.45            323          0.59+(a)         3.58+             57
INVESTOR N SHARES
Year ended 03/31/1997....   $ (0.40)        $  9.95         3.78%      $ 10,655          0.75%(a)         4.01%             80%
Period ended
  03/31/1996(b)..........     (0.13)           9.98         0.84         13,859          0.75+(a)         4.02+             16
Year ended 11/30/1995....     (0.40)          10.03         7.78          9,803          0.80(a)          4.03              82
Year ended 11/30/1994....     (0.34)           9.69         0.73         13,421          0.69(a)          3.48              57
Period ended
  11/30/1993*............     (0.04)           9.96        (0.02)         5,863          0.44+            2.81+             45
NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....   $ (0.48)        $ 10.01         4.63%      $108,204          0.50%(a)         4.74%             21%
Period ended
  03/31/1996(b)..........     (0.16)          10.03         0.20         77,423          0.50+(a)         4.75+              4
Year ended 11/30/1995....     (0.48)          10.17        15.60         73,897          0.45(a)          4.91              31
Year ended 11/30/1994....     (0.46)           9.24        (4.25)        38,055          0.35(a)          4.59              51
Period ended
  11/30/1993**...........     (0.14)          10.11         2.46         28,335          0.24+            4.07+             23
INVESTOR A SHARES
Year ended 03/31/1997....   $ (0.46)        $ 10.01         4.42%      $  2,067          0.70%(a)         4.54%             21%
Period ended
  03/31/1996(b)..........     (0.15)          10.03         0.13          1,500          0.70+(a)         4.55+              4
Year ended 11/30/1995....     (0.47)          10.17        15.38          1,249          0.65(a)          4.71              31
Year ended 11/30/1994....     (0.43)           9.24        (4.48)           172          0.53(a)          4.41              51
Period ended
  11/30/1993**...........     (0.12)          10.11         1.28             68          0.39+            3.92+             23
INVESTOR C SHARES
Year ended 03/31/1997....   $ (0.43)        $ 10.01         4.11%      $    756          1.00%(a)         4.24%             21%
Period ended
  03/31/1996(b)..........     (0.14)          10.03         0.03            716          1.00+(a)         4.25+              4
Year ended 11/30/1995....     (0.43)          10.17        14.96            359          0.95(a)          4.41              31
Period ended
  11/30/1994**...........     (0.03)           9.24        (0.52)             2          0.85+(a)         4.09+             51
INVESTOR N SHARES
Year ended 03/31/1997....   $ (0.43)        $ 10.01         4.12%      $  1,481          1.00%(a)         4.24%             21%
Period ended
  03/31/1996(b)..........     (0.14)          10.03         0.03          1,623          1.00+(a)         4.25+              4
Year ended 11/30/1995....     (0.43)          10.17        15.02          1,352          0.95(a)          4.41              31
Period ended
  11/30/1994**...........     (0.40)           9.24        (5.00)           943          0.85+(a)         4.09+             51



                                WITHOUT WAIVERS AND/OR
                                 EXPENSE REIMBURSEMENTS
                              -------------------------------
                               RATIO OF
                              OPERATING
                              EXPENSES TO   NET INVESTMENT
                             AVERAGE NET       INCOME
                               ASSETS         PER SHARE
                             -------------------------------

NATIONS SHORT-TERM
 MUNICIPAL INCOME FUND
PRIMARY A SHARES
Year ended 03/31/1997....      0.84%         $ 0.39
Period ended
  03/31/1996(b)..........      0.86+           0.13
Year ended 11/30/1995....      0.93            0.39
Year ended 11/30/1994....      0.80            0.33
Period ended
  11/30/1993*............      1.04+           0.04
INVESTOR A SHARES
Year ended 03/31/1997....      1.04%         $ 0.37
Period ended
  03/31/1996(b)..........      1.06+           0.12
Year ended 11/30/1995....      1.13            0.37
Year ended 11/30/1994....      0.99            0.33
Period ended
  11/30/1993*............      1.19+           0.02
INVESTOR C SHARES
Year ended 03/31/1997....      1.19%         $ 0.35
Period ended
  03/31/1996(b)..........      1.18+           0.12
Year ended 11/30/1995....      1.18            0.37
Period ended
  11/30/1994*............      1.05+           0.18
INVESTOR N SHARES
Year ended 03/31/1997....      1.19%         $ 0.35
Period ended
  03/31/1996(b)..........      1.21+           0.11
Year ended 11/30/1995....      1.28            0.35
Year ended 11/30/1994....      1.15            0.31
Period ended
  11/30/1993*............      1.39+           0.04
NATIONS INTERMEDIATE
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....      0.81%         $ 0.44
Period ended
  03/31/1996(b)..........      0.83+           0.15
Year ended 11/30/1995....      0.84            0.45
Year ended 11/30/1994....      0.88            0.40
Period ended
  11/30/1993**...........      0.96+           0.12
INVESTOR A SHARES
Year ended 03/31/1997....      1.01%         $ 0.42
Period ended
  03/31/1996(b)..........      1.03+           0.14
Year ended 11/30/1995....      1.04            0.44
Year ended 11/30/1994....      1.06            0.38
Period ended
  11/30/1993**...........      1.11+           0.10
INVESTOR C SHARES
Year ended 03/31/1997....      1.31%         $ 0.39
Period ended
  03/31/1996(b)..........      1.33+           0.13
Year ended 11/30/1995....      1.34            0.40
Period ended
  11/30/1994**...........      1.38+           0.02
INVESTOR N SHARES
Year ended 03/31/1997....      1.31%         $ 0.39
Period ended
  03/31/1996(b)..........      1.33+           0.13
Year ended 11/30/1995....      1.34            0.40
Period ended
  11/30/1994**...........      1.38+           0.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                  NET INCREASE/                                     DISTRIBUTIONS
                    NET ASSET                   NET REALIZED      (DECREASE) IN     DIVIDENDS     DISTRIBUTIONS       FROM NET
                      VALUE         NET        AND UNREALIZED       NET ASSET        FROM NET      IN EXCESS OF       REALIZED
                    BEGINNING    INVESTMENT     GAIN/(LOSS)           VALUE         INVESTMENT    NET INVESTMENT       CAPITAL
                     OF YEAR       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME          INCOME            GAINS
                    -------------------------------------------------------------------------------------------------------------
NATIONS MUNICIPAL
 INCOME FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ 10.84       $ 0.59          $ 0.05            $  0.64          $(0.59)             --                --
Period ended
 03/31/1996(b).....    11.08         0.20           (0.24)             (0.04)          (0.20)             --                --
Year ended
 11/30/1995........     9.64         0.59            1.44               2.03           (0.59)             --                --
Year ended
 11/30/1994........    11.33         0.57           (1.44)             (0.87)          (0.57)         $(0.00)#         $ (0.25)
Year ended
 11/30/1993........    10.65         0.59            0.72               1.31           (0.59)             --             (0.04)
Year ended
 11/30/1992........    10.25         0.59            0.41               1.00           (0.59)             --             (0.01)
Period ended
 11/30/1991*.......    10.00         0.52            0.25               0.77           (0.52)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $ 10.84       $ 0.57          $ 0.05            $  0.62          $(0.57)             --                --
Period ended
 03/31/1996(b).....    11.08         0.19           (0.24)             (0.05)          (0.19)             --                --
Year ended
 11/30/1995........     9.64         0.57            1.44               2.01           (0.57)             --                --
Year ended
 11/30/1994........    11.33         0.55           (1.44)             (0.89)          (0.55)         $(0.00)#         $ (0.25)
Year ended
 11/30/1993........    10.65         0.57            0.72               1.29           (0.57)             --             (0.04)
Year ended
 11/30/1992........    10.25         0.58            0.41               0.99           (0.58)             --             (0.01)
Period ended
 11/30/1991*.......    10.00         0.52            0.25               0.77           (0.52)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $ 10.84       $ 0.53          $ 0.05            $  0.58          $(0.53)             --                --
Period ended
 03/31/1996(b).....    11.08         0.18           (0.24)             (0.06)          (0.18)             --                --
Year ended
 11/30/1995........     9.64         0.51            1.44               1.95           (0.51)             --                --
Year ended
 11/30/1994........    11.33         0.49           (1.44)             (0.95)          (0.49)         $(0.00)#         $ (0.25)
Year ended
 11/30/1993........    10.65         0.50            0.72               1.22           (0.50)             --             (0.04)
Period ended
 11/30/1992*.......    10.48         0.21            0.17               0.38           (0.21)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $ 10.84       $ 0.51          $ 0.05            $  0.56          $(0.51)             --                --
Period ended
 03/31/1996(b).....    11.08         0.17           (0.24)             (0.07)          (0.17)             --                --
Year ended
 11/30/1995........     9.64         0.51            1.44               1.95           (0.51)             --                --
Year ended
 11/30/1994........    11.33         0.49           (1.44)             (0.95)          (0.49)         $(0.00)#         $ (0.25)
Period ended
 11/30/1993*.......    11.13         0.23            0.20               0.43           (0.23)             --                --
NATIONS FLORIDA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ 10.46       $ 0.49          $(0.06)           $  0.43          $(0.49)             --                --
Period ended
 03/31/1996(b).....    10.63         0.17           (0.17)              0.00           (0.17)             --                --
Year ended
 11/30/1995........     9.61         0.48            1.02               1.50           (0.48)             --                --
Year ended
 11/30/1994........    10.50         0.45           (0.88)             (0.43)          (0.45)         $(0.00)#         $ (0.01)
Period ended
 11/30/1993**......    10.00         0.44            0.50               0.94           (0.44)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $ 10.46       $ 0.47          $(0.06)           $  0.41          $(0.47)             --                --
Period ended
 03/31/1996(b).....    10.63         0.16           (0.17)             (0.01)          (0.16)             --                --
Year ended
 11/30/1995........     9.61         0.46            1.02               1.48           (0.46)             --                --
Year ended
 11/30/1994........    10.50         0.43           (0.88)             (0.45)          (0.43)         $(0.00)#         $ (0.01)
Period ended
 11/30/1993**......     9.99         0.42            0.51               0.93           (0.42)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $ 10.46       $ 0.44          $(0.06)           $  0.38          $(0.44)             --                --
Period ended
 03/31/1996(b).....    10.63         0.15           (0.17)             (0.02)          (0.15)             --                --
Year ended
 11/30/1995........     9.61         0.43            1.02               1.45           (0.43)             --                --
Year ended
 11/30/1994........    10.50         0.39           (0.88)             (0.49)          (0.39)         $(0.00)#         $ (0.01)
Period ended
 11/30/1993**......     9.98         0.35            0.52               0.87           (0.35)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $ 10.46       $ 0.44          $(0.06)           $  0.38          $(0.44)             --                --
Period ended
 03/31/1996(b).....    10.63         0.15           (0.17)             (0.02)          (0.15)             --                --
Year ended
 11/30/1995........     9.61         0.43            1.02               1.45           (0.43)             --                --
Year ended
 11/30/1994........    10.50         0.40           (0.88)             (0.48)          (0.40)         $(0.00)#         $ (0.01)
Period ended
 11/30/1993**......    10.32         0.18            0.18               0.36           (0.18)             --                --

---------------

* Nations Municipal Income Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on February 1, 1991, February 1, 1991, June 17, 1992 and June 7, 1993, respectively.
** Nations Florida Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 11, 1992, December 14, 1992, December 17, 1992 and June 7, 1993, respectively.
+     Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++   Unaudited.
#    Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                        RATIO OF
                                                                                                        OPERATING
                                                                                     RATIO OF          EXPENSES TO
                            TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET
                          DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS
                             AND           END OF        TOTAL          YEAR        AVERAGE NET         INCLUDING
                        DISTRIBUTIONS       YEAR        RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE
--------------------------------------------------------------------------------------------------------------------
NATIONS MUNICIPAL
 INCOME FUND
PRIMARY A SHARES
Year ended
 03/31/1997........           $ (0.59)        $ 10.89         6.03%      $ 77,260          0.60%           (a)
Period ended
 03/31/1996(b).....             (0.20)          10.84        (0.41)        68,022          0.60+           (a)
Year ended
 11/30/1995........             (0.59)          11.08        21.55         68,836          0.60            (a)
Year ended
 11/30/1994........             (0.82)           9.64        (8.17)        59,279          0.61               0.62%
Year ended
 11/30/1993........             (0.63)          11.33        12.54         88,386          0.52                 --
Year ended
 11/30/1992........             (0.60)          10.65         9.97+++      62,387          0.43                 --
Period ended
 11/30/1991*.......             (0.52)          10.25         7.87+++      23,631          0.20+                --
INVESTOR A SHARES
Year ended
 03/31/1997........           $ (0.57)        $ 10.89         5.82%      $ 15,075          0.80%           (a)
Period ended
 03/31/1996(b).....             (0.19)          10.84        (0.47)        26,085          0.80+           (a)
Year ended
 11/30/1995........             (0.57)          11.08        21.31         27,963          0.80            (a)
Year ended
 11/30/1994........             (0.80)           9.64        (8.34)        23,754          0.79               0.80%
Year ended
 11/30/1993........             (0.61)          11.33        12.37         28,415          0.60                 --
Year ended
 11/30/1992........             (0.59)          10.65         9.88+++      21,056          0.52                 --
Period ended
 11/30/1991*.......             (0.52)          10.25         7.87+++       7,234          0.20+                --
INVESTOR C SHARES
Year ended
 03/31/1997........           $ (0.53)        $ 10.89         5.50%      $  1,713          1.10%           (a)
Period ended
 03/31/1996(b).....             (0.18)          10.84        (0.60)         2,173          1.16+           (a)
Year ended
 11/30/1995........             (0.51)          11.08        20.65          2,268          1.35            (a)
Year ended
 11/30/1994........             (0.74)           9.64        (8.86)         3,064          1.36               1.37%
Year ended
 11/30/1993........             (0.54)          11.33        11.69          6,331          1.27                 --
Period ended
 11/30/1992*.......             (0.21)          10.65         3.63+++       3,774          1.21+                --
INVESTOR N SHARES
Year ended
 03/31/1997........
Period ended                  $ (0.51)        $ 10.89         5.24%      $ 14,615          1.35%           (a)
 03/31/1996(b).....
Year ended                      (0.17)          10.84        (0.66)        16,870          1.35+           (a)
 11/30/1995........
Year ended                      (0.51)          11.08        20.65         18,165          1.35            (a)
 11/30/1994........
Period ended                    (0.74)           9.64        (8.86)        17,101          1.36               1.37%
 11/30/1993*.......
NATIONS FLORIDA
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997........           $ (0.49)        $ 10.40         4.22%      $ 51,748          0.50%           (a)
Period ended
 03/31/1996(b).....             (0.17)          10.46        (0.06)        44,988          0.50+           (a)
Year ended
 11/30/1995........             (0.48)          10.63        15.92         44,038          0.55            (a)
Year ended
 11/30/1994........             (0.46)           9.61        (4.26)        42,717          0.55            (a)
Period ended
 11/30/1993**......             (0.44)          10.50         9.50         41,489          0.44+                --
INVESTOR A SHARES
Year ended
 03/31/1997........           $ (0.47)        $ 10.40         4.01%      $  2,142          0.70%           (a)
Period ended
 03/31/1996(b).....             (0.16)          10.46        (0.13)         2,029          0.70+           (a)
Year ended
 11/30/1995........             (0.46)          10.63        15.68          2,292          0.75            (a)
Year ended
 11/30/1994........             (0.44)           9.61        (4.43)         2,114          0.73            (a)
Period ended
 11/30/1993**......             (0.42)          10.50         9.44          2,261          0.59+                --
INVESTOR C SHARES
Year ended
 03/31/1997........           $ (0.44)        $ 10.40         3.71%      $    272          1.00%           (a)
Period ended
 03/31/1996(b).....             (0.15)          10.46        (0.23)           275          1.00+           (a)
Year ended
 11/30/1995........             (0.43)          10.63        15.34            277          1.05            (a)
Year ended
 11/30/1994........             (0.40)           9.61        (4.81)           614          1.13            (a)
Period ended
 11/30/1993**......             (0.35)          10.50         8.80            684          1.19+                --
INVESTOR N SHARES
Year ended
 03/31/1997........           $ (0.44)        $ 10.40         3.70%      $  3,488          1.00%           (a)
Period ended
 03/31/1996(b).....             (0.15)          10.46        (0.23)         4,001          1.00+           (a)
Year ended
 11/30/1995........             (0.43)          10.63        15.34          4,775          1.05            (a)
Year ended
 11/30/1994........             (0.41)           9.61        (4.73)         4,691          1.05            (a)
Period ended
 11/30/1993**......             (0.18)          10.50         3.53          3,328          0.94+                --

                                                                   WITHOUT WAIVERS AND/OR
                                                             ---------------------------------
                           RATIO OF                           RATIO OF
                        NET INVESTMENT                       OPERATING
                          INCOME TO         PORTFOLIO        EXPENSES TO        NET INVESTMENT
                         AVERAGE NET        TURNOVER         AVERAGE NET            INCOME
                           ASSETS             RATE             ASSETS             PER SHARE
----------------------------------------------------------------------------------------------------------------------
NATIONS MUNICIPAL
 INCOME FUND
PRIMARY A SHARES
Year ended
 03/31/1997........         5.41%             25%               0.91%               $ 0.56
Period ended
 03/31/1996(b).....         5.35+              4                0.91+                 0.19
Year ended
 11/30/1995........         5.63              49                0.88                  0.56
Year ended
 11/30/1994........         5.42              63                0.90                  0.54
Year ended
 11/30/1993........         5.24              48                0.84                  0.55
Year ended
 11/30/1992........         5.51              19                0.90                  0.54
Period ended
 11/30/1991*.......         6.07+             54                0.88+                 0.45
INVESTOR A SHARES
Year ended
 03/31/1997........         5.21%             25%               1.11%               $ 0.54
Period ended
 03/31/1996(b).....         5.15+              4                1.11+                 0.18
Year ended
 11/30/1995........         5.43              49                1.08                  0.54
Year ended
 11/30/1994........         5.24              63                1.08                  0.52
Year ended
 11/30/1993........         5.09              48                0.99                  0.53
Year ended
 11/30/1992........         5.42              19                0.99                  0.53
Period ended
 11/30/1991*.......         6.07+             54                0.88+                 0.45
INVESTOR C SHARES
Year ended
 03/31/1997........         4.91%             25%               1.41%               $ 0.50
Period ended
 03/31/1996(b).....         4.79+              4                1.47+                 0.17
Year ended
 11/30/1995........         4.88              49                1.63                  0.48
Year ended
 11/30/1994........         4.67              63                1.65                  0.46
Year ended
 11/30/1993........         4.49              48                1.59                  0.46
Period ended
 11/30/1992*.......         4.36+             19                1.61+                 0.19
INVESTOR N SHARES
Year ended
 03/31/1997........         4.66%             25%               1.66%               $ 0.48
Period ended
 03/31/1996(b).....         4.60+              4                1.66+                 0.16
Year ended
 11/30/1995........         4.88              49                1.63                  0.48
Year ended
 11/30/1994........         4.67              63                1.65                  0.46
Period ended
 11/30/1993*.......         4.49+             48                1.59+                 0.22
NATIONS FLORIDA
 INTERNATIONAL MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997........         4.72%             16%               0.81%               $ 0.46
Period ended
 03/31/1996(b).....         4.66+             18                0.86+                 0.15
Year ended
 11/30/1995........         4.70              27                0.81                  0.46
Year ended
 11/30/1994........         4.44              34                0.76                  0.43
Period ended
 11/30/1993**......         4.28+             15                0.80+                 0.40
INVESTOR A SHARES
Year ended
 03/31/1997........         4.52%             16%               1.01%               $ 0.44
Period ended
 03/31/1996(b).....         4.46+             18                1.06+                 0.14
Year ended
 11/30/1995........         4.50              27                1.01                  0.44
Year ended
 11/30/1994........         4.26              34                0.94                  0.41
Period ended
 11/30/1993**......         4.13+             15                0.95+                 0.39
INVESTOR C SHARES
Year ended
 03/31/1997........         4.22%             16%               1.31%               $ 0.41
Period ended
 03/31/1996(b).....         4.16+             18                1.36+                 0.13
Year ended
 11/30/1995........         4.20              27                1.31                  0.41
Year ended
 11/30/1994........         3.86              34                1.34                  0.37
Period ended
 11/30/1993**......         3.53+             15                1.55+                 0.31
INVESTOR N SHARES
Year ended
 03/31/1997........         4.22%             16%               1.31%               $ 0.41
Period ended
 03/31/1996(b).....         4.16+             18                1.36+                 0.13
Year ended
 11/30/1995........         4.20              27                1.31                  0.41
Year ended
 11/30/1994........         3.94              34                1.26                  0.38
Period ended
 11/30/1993**......         3.78+             15                1.30+                 0.17

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                    NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS     DISTRIBUTIONS
                      VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF       FROM NET
                    BEGINNING    INVESTMENT     GAIN/(LOSS)      NET ASSET VALUE    INVESTMENT    NET INVESTMENT      REALIZED
                     OF YEAR       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME          INCOME        CAPITAL GAINS
                   ---------------------------------------------------------------------------------------------------------------
NATIONS FLORIDA
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $  9.47       $ 0.48          $ 0.01            $  0.49          $(0.48)             --                --
Period ended
 03/31/1996(b).....     9.76         0.16           (0.29)             (0.13)          (0.16)             --                --
Year ended
 11/30/1995........     8.40         0.51            1.36               1.87           (0.51)             --                --
Period ended
 11/30/1994*.......     9.93         0.49           (1.53)             (1.04)          (0.49)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $  9.47       $ 0.46          $ 0.01            $  0.47          $(0.46)             --                --
Period ended
 03/31/1996(b).....     9.76         0.15           (0.29)             (0.14)          (0.15)             --                --
Year ended
 11/30/1995........     8.40         0.49            1.36               1.85           (0.49)             --                --
Period ended
 11/30/1994*.......     9.98         0.47           (1.58)             (1.11)          (0.47)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $  9.47       $ 0.44          $ 0.01            $  0.45          $(0.44)             --                --
Period ended
 03/31/1996(b).....     9.76         0.14           (0.29)             (0.15)          (0.14)             --                --
Year ended
 11/30/1995........     8.40         0.44            1.36               1.80           (0.44)             --                --
Period ended
 11/30/1994*.......     8.47         0.03           (0.07)             (0.04)          (0.03)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $  9.47       $ 0.41          $ 0.01            $  0.42          $(0.41)             --                --
Period ended
 03/31/1996(b).....     9.76         0.14           (0.29)             (0.15)          (0.14)             --                --
Year ended
 11/30/1995........     8.40         0.44            1.36               1.80           (0.44)             --                --
Year ended
 11/30/1994........     9.73         0.45           (1.33)             (0.88)          (0.45)             --                --
Period ended
 11/30/1993*.......    10.00         0.03           (0.27)             (0.24)          (0.03)             --                --
NATIONS GEORGIA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ 10.63       $ 0.50          $(0.05)           $  0.45          $(0.50)             --                --
Period ended
 03/31/1996(b).....    10.81         0.17           (0.18)             (0.01)          (0.17)             --                --
Year ended
 11/30/1995........     9.82         0.50            0.99               1.49           (0.50)             --                --
Year ended
 11/30/1994........    10.82         0.49           (0.98)             (0.49)          (0.49)         $(0.00)#         $ (0.02)
Year ended
 11/30/1993........    10.29         0.50            0.56               1.06           (0.50)             --             (0.03)
Period ended
 11/30/1992**......    10.00         0.41            0.29               0.70           (0.41)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $ 10.63       $ 0.48          $(0.05)           $  0.43          $(0.48)             --                --
Period ended
 03/31/1996(b).....    10.81         0.16           (0.18)             (0.02)          (0.16)             --                --
Year ended
 11/30/1995........     9.82         0.48            0.99               1.47           (0.48)             --                --
Year ended
 11/30/1994........    10.82         0.47           (0.98)             (0.51)          (0.47)         $(0.00)#         $ (0.02)
Year ended
 11/30/1993........    10.28         0.48            0.57               1.05           (0.48)             --             (0.03)
Period ended
 11/30/1992**......     9.98         0.30            0.30               0.60           (0.30)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $ 10.63       $ 0.45          $(0.05)           $  0.40          $(0.45)             --                --
Period ended
 03/31/1996(b).....    10.81         0.15           (0.18)             (0.03)          (0.15)             --                --
Year ended
 11/30/1995........     9.82         0.45            0.99               1.44           (0.45)             --                --
Year ended
 11/30/1994........    10.82         0.43           (0.98)             (0.55)          (0.43)         $(0.00)#         $ (0.02)
Year ended
 11/30/1993........    10.29         0.42            0.56               0.98           (0.42)             --             (0.03)
Period ended
 11/30/1992**......    10.11         0.20            0.18               0.38           (0.20)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $ 10.63       $ 0.45          $(0.05)           $  0.40          $(0.45)             --                --
Period ended
 03/31/1996(b).....    10.81         0.15           (0.18)             (0.03)          (0.15)             --                --
Year ended
 11/30/1995........     9.82         0.45            0.99               1.44           (0.45)             --                --
Year ended
 11/30/1994........    10.82         0.44           (0.98)             (0.54)          (0.44)         $(0.00)#         $ (0.02)
Period ended
 11/30/1993**......    10.61         0.20            0.21               0.41           (0.20)             --                --

---------------

* Nations Florida Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 13, 1993, December 10, 1993, November 3, 1994 and October 22, 1993, respectively.

** Nations Georgia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on March 1, 1992, May 4, 1992, June 17, 1992 and June 7, 1993, respectively.

+    Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++  Unaudited.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                                    RATIO OF
                                                                                                    OPERATING
                                                                                    RATIO OF       EXPENSES TO        RATIO OF
                      TOTAL      NET ASSET                        NET ASSETS        OPERATING      AVERAGE NET     NET INVESTMENT
                    DIVIDENDS      VALUE                            END OF         EXPENSES TO       ASSETS          INCOME TO
                       AND         END OF         TOTAL              YEAR          AVERAGE NET      INCLUDING       AVERAGE NET
                  DISTRIBUTIONS     YEAR         RETURN++         (IN 000'S)         ASSETS     INTEREST EXPENSE       ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
NATIONS FLORIDA
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ (0.48)        $  9.48         5.29%      $ 16,702          0.60%               (a)                5.07%
Period ended
 03/31/1996(b).....    (0.16)           9.47        (1.33)        13,044          0.60+               (a)                5.03+
Year ended
 11/30/1995........    (0.51)           9.76        22.69         11,219          0.39                (a)                5.44
Period ended
 11/30/1994*.......    (0.49)           8.40       (10.70)         4,258          0.21+               (a)                5.55+
INVESTOR A SHARES
Year ended
 03/31/1997........  $ (0.46)        $  9.48         5.09%      $  1,781          0.80%               (a)                4.87%
Period ended
 03/31/1996(b).....    (0.15)           9.47        (1.40)         1,836          0.80+               (a)                4.83+
Year ended
 11/30/1995........    (0.49)           9.76        22.45          1,787          0.59                (a)                5.24
Period ended
 11/30/1994*.......    (0.47)           8.40       (11.35)         1,024          0.39+               (a)                5.37+
INVESTOR C SHARES
Year ended
 03/31/1997........  $ (0.44)        $  9.48         4.78%      $     40          1.10%               (a)                4.57%
Period ended
 03/31/1996(b).....    (0.14)           9.47        (1.52)            38          1.15+               (a)                4.48+
Year ended
 11/30/1995........    (0.44)           9.76        21.80             38          1.14                (a)                4.69
Period ended
 11/30/1994*.......    (0.03)           8.40        (0.43)             2          0.96+               (a)                4.80+
INVESTOR N SHARES
Year ended
 03/31/1997........  $ (0.41)        $  9.48         4.52%      $ 19,751          1.35%               (a)                4.32%
Period ended
 03/31/1996(b).....    (0.14)           9.47        (1.58)        23,947          1.35+               (a)                4.28+
Year ended
 11/30/1995........    (0.44)           9.76        21.78         25,398          1.14                (a)                4.69
Year ended
 11/30/1994........    (0.45)           8.40        (9.37)        19,868          0.96                (a)                4.80
Period ended
 11/30/1993*.......    (0.03)           9.73        (2.35)        11,434          0.68+                --                3.29+
NATIONS GEORGIA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ (0.50)        $ 10.58         4.33%      $ 43,470          0.50%               (a)                4.72%
Period ended
 03/31/1996(b).....    (0.17)          10.63        (0.13)        38,222          0.50+               (a)                4.67+
Year ended
 11/30/1995........    (0.50)          10.81        15.42         40,383          0.55                (a)                4.76
Year ended
 11/30/1994........    (0.51)           9.82        (4.70)        33,111          0.54               0.55%               4.74
Year ended
 11/30/1993........    (0.53)          10.82        10.43         30,738          0.46                 --                4.57
Period ended
 11/30/1992**......    (0.41)          10.29         7.07+++      20,584          0.20+                --                5.25+
INVESTOR A SHARES
Year ended
 03/31/1997........  $ (0.48)        $ 10.58         4.12%      $  8,810          0.70%               (a)                4.52%
Period ended
 03/31/1996(b).....    (0.16)          10.63        (0.19)         8,625          0.70+               (a)                4.47+
Year ended
 11/30/1995........    (0.48)          10.81        15.20          9,175          0.75                (a)                4.56
Year ended
 11/30/1994........    (0.49)           9.82        (4.87)        10,401          0.72               0.73%               4.56
Year ended
 11/30/1993........    (0.51)          10.82        10.37         16,752          0.61                 --                4.42
Period ended
 11/30/1992**......    (0.30)          10.28         6.12+++       3,809          0.34+                --                5.01+
INVESTOR C SHARES
Year ended
 03/31/1997........  $ (0.45)        $ 10.58         3.81%      $  1,983          1.00%               (a)                4.22%
Period ended
 03/31/1996(b).....    (0.15)          10.63        (0.29)         2,445          1.00+               (a)                4.17+
Year ended
 11/30/1995........    (0.45)          10.81        14.85          2,606          1.05                (a)                4.26
Year ended
 11/30/1994........    (0.45)           9.82        (5.25)         2,397          1.12               1.13%               4.16
Year ended
 11/30/1993........    (0.45)          10.82         9.61          2,990          1.21                 --                3.82
Period ended
 11/30/1992**......    (0.20)          10.29         3.82+++         992          0.91+                --                4.21+
INVESTOR N SHARES
Year ended
 03/31/1997........  $ (0.45)        $ 10.58         3.81%      $  7,601          1.00%               (a)                4.22%
Period ended
 03/31/1996(b).....    (0.15)          10.63        (0.29)         8,098          1.00+               (a)                4.17+
Year ended
 11/30/1995........    (0.45)          10.81        14.85          8,160          1.05                (a)                4.26
Year ended
 11/30/1994........    (0.46)           9.82        (5.17)         7,269          1.04               1.05%               4.24
Period ended
 11/30/1993**......    (0.20)          10.82         3.86          4,506          0.96+                --                4.07+

                                       WITHOUT WAIVERS AND/OR
                                   -----------------------------
                                   RATIO OF
                                   OPERATING
                    PORTFOLIO     EXPENSES TO     NET INVESTMENT
                    TURNOVER      AVERAGE NET         INCOME
                      RATE          ASSETS          PER SHARE
-----------------------------------------------------------------

NATIONS FLORIDA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997........   23%           0.93%           $ 0.45
Period ended
 03/31/1996(b).....    7            0.96+             0.15
Year ended
 11/30/1995........   13            0.95              0.46
Period ended
 11/30/1994*.......   46            0.91+             0.43
INVESTOR A SHARES
Year ended
 03/31/1997........   23%           1.13%           $ 0.43
Period ended
 03/31/1996(b).....    7            1.16+             0.14
Year ended
 11/30/1995........   13            1.15              0.44
Period ended
 11/30/1994*.......   46            1.09+             0.42
INVESTOR C SHARES
Year ended
 03/31/1997........   23%           1.43%           $ 0.41
Period ended
 03/31/1996(b).....    7            1.51+             0.13
Year ended
 11/30/1995........   13            1.70              0.39
Period ended
 11/30/1994*.......   46            1.66+             0.03
INVESTOR N SHARES
Year ended
 03/31/1997........   23%           1.68%           $ 0.38
Period ended
 03/31/1996(b).....    7            1.71+             0.13
Year ended
 11/30/1995........   13            1.70              0.39
Year ended
 11/30/1994........   46            1.66              0.38
Period ended
 11/30/1993*.......    0            1.84+             0.02
NATIONS GEORGIA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........    9%           0.80%           $ 0.47
Period ended
 03/31/1996(b).....    3            0.83+             0.16
Year ended
 11/30/1995........   17            0.80              0.47
Year ended
 11/30/1994........   22            0.75              0.47
Year ended
 11/30/1993........    6            0.77              0.46
Period ended
 11/30/1992**......   12            0.77+             0.37
INVESTOR A SHARES
Year ended
 03/31/1997........    9%           1.00%           $ 0.45
Period ended
 03/31/1996(b).....    3            1.03+             0.15
Year ended
 11/30/1995........   17            1.00              0.45
Year ended
 11/30/1994........   22            0.93              0.45
Year ended
 11/30/1993........    6            0.92              0.45
Period ended
 11/30/1992**......   12            0.91+             0.27
INVESTOR C SHARES
Year ended
 03/31/1997........    9%           1.30%           $ 0.42
Period ended
 03/31/1996(b).....    3            1.33+             0.14
Year ended
 11/30/1995........   17            1.30              0.42
Year ended
 11/30/1994........   22            1.33              0.41
Year ended
 11/30/1993........    6            1.52              0.39
Period ended
 11/30/1992**......   12            1.72+             0.16
INVESTOR N SHARES
Year ended
 03/31/1997........    9%           1.30%           $ 0.42
Period ended
 03/31/1996(b).....    3            1.33+             0.14
Year ended
 11/30/1995........   17            1.30              0.42
Year ended
 11/30/1994........   22            1.25              0.42
Period ended
 11/30/1993**......    6            1.27+             0.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                     NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS    DISTRIBUTIONS
                       VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET       IN EXCESS OF
                     BEGINNING    INVESTMENT     GAIN/(LOSS)      NET ASSET VALUE    INVESTMENT      REALIZED       NET REALIZED
                      OF YEAR       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME      CAPITAL GAINS    CAPITAL GAINS
                     ------------------------------------------------------------------------------------------------------------
NATIONS GEORGIA
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........  $  9.48       $ 0.47          $ 0.02            $  0.49          $(0.47)             --               --
Period ended
 03/31/1996(b)......     9.72         0.16           (0.24)             (0.08)          (0.16)             --               --
Year ended
 11/30/1995.........     8.38         0.51            1.34               1.85           (0.51)             --               --
Period ended
 11/30/1994*........    10.02         0.46           (1.64)             (1.18)          (0.46)             --               --
INVESTOR A SHARES
Year ended
 03/31/1997.........  $  9.48       $ 0.45          $ 0.02            $  0.47          $(0.45)             --               --
Period ended
 03/31/1996(b)......     9.72         0.14           (0.24)             (0.10)          (0.14)             --               --
Year ended
 11/30/1995.........     8.38         0.49            1.34               1.83           (0.49)             --               --
Period ended
 11/30/1994*........     9.99         0.47           (1.61)             (1.14)          (0.47)             --               --
INVESTOR C SHARES
Year ended
 03/31/1997.........  $  9.48       $ 0.42          $ 0.02            $  0.44          $(0.42)             --               --
Period ended
 03/31/1996(b)......     9.72         0.14           (0.24)             (0.10)          (0.14)             --               --
Year ended
 11/30/1995.........     8.38         0.44            1.34               1.78           (0.44)             --               --
Period ended
 11/30/1994*........     8.45         0.03           (0.07)             (0.04)          (0.03)             --               --
INVESTOR N SHARES
Year ended
 03/31/1997.........  $  9.48       $ 0.40          $ 0.02            $  0.42          $(0.40)             --               --
Period ended
 03/31/1996(b)......     9.72         0.14           (0.24)             (0.10)          (0.14)             --               --
Year ended
 11/30/1995.........     8.38         0.44            1.34               1.78           (0.44)             --               --
Year ended
 11/30/1994.........     9.81         0.45           (1.43)             (0.98)          (0.45)             --               --
Period ended
 11/30/1993*........    10.00         0.04           (0.19)             (0.15)          (0.04)             --               --
NATIONS MARYLAND
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........  $ 10.80       $ 0.51          $(0.10)           $  0.41          $(0.51)             --               --
Period ended
 03/31/1996(b)......    10.95         0.17           (0.15)              0.02           (0.17)             --               --
Year ended
 11/30/1995.........    10.00         0.51            0.98               1.49           (0.51)        $ (0.03)              --
Year ended
 11/30/1994.........    11.09         0.50           (0.99)             (0.49)          (0.50)          (0.10)         $ (0.00)#
Year ended
 11/30/1993.........    10.72         0.52            0.44               0.96           (0.52)          (0.07)              --
Year ended
 11/30/1992.........    10.44         0.55            0.31               0.86           (0.55)          (0.03)              --
Year ended
 11/30/1991.........    10.21         0.60            0.24               0.84           (0.60)          (0.01)              --
Period ended
 11/30/1990**.......    10.00         0.16            0.21               0.37           (0.16)             --               --
INVESTOR A SHARES
Year ended
 03/31/1997.........  $ 10.80       $ 0.48          $(0.10)           $  0.38          $(0.48)             --               --
Period ended
 03/31/1996(b)......    10.95         0.16           (0.15)              0.01           (0.16)             --               --
Year ended
 11/30/1995.........    10.00         0.48            0.98               1.46           (0.48)        $ (0.03)              --
Year ended
 11/30/1994.........    11.09         0.48           (0.99)             (0.51)          (0.48)          (0.10)         $ (0.00)#
Year ended
 11/30/1993.........    10.72         0.51            0.44               0.95           (0.51)          (0.07)              --
Year ended
 11/30/1992.........    10.44         0.54            0.31               0.85           (0.54)          (0.03)              --
Year ended
 11/30/1991.........    10.21         0.60            0.24               0.84           (0.60)          (0.01)              --
Period ended
 11/30/1990**.......    10.00         0.16            0.21               0.37           (0.16)             --               --
INVESTOR C SHARES
Year ended
 03/31/1997.........  $ 10.80       $ 0.45          $(0.10)           $  0.35          $(0.45)             --               --
Period ended
 03/31/1996(b)......    10.95         0.15           (0.15)              0.00           (0.15)             --               --
Year ended
 11/30/1995.........    10.00         0.45            0.98               1.43           (0.45)        $ (0.03)              --
Year ended
 11/30/1994.........    11.09         0.44           (0.99)             (0.55)          (0.44)          (0.10)         $ (0.00)#
Year ended
 11/30/1993.........    10.72         0.40            0.44               0.84           (0.40)          (0.07)              --
Period ended
 11/30/1992**.......    10.58         0.19            0.14               0.33           (0.19)             --               --
INVESTOR N SHARES
Year ended
 03/31/1997.........  $ 10.80       $ 0.45          $(0.10)           $  0.35          $(0.45)             --               --
Period ended
 03/31/1996(b)......    10.95         0.15           (0.15)              0.00           (0.15)             --               --
Year ended
 11/30/1995.........    10.00         0.45            0.98               1.43           (0.45)        $ (0.03)              --
Year ended
 11/30/1994.........    11.09         0.45           (0.99)             (0.54)          (0.45)          (0.10)         $ (0.00)#
Period ended
 11/30/1993**.......    10.94         0.21            0.17               0.38           (0.21)          (0.02)              --

---------------

* Nations Georgia Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 13, 1994, December 30, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations Maryland Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 1, 1990, September 1, 1990, June 17, 1992 and June 8, 1993, respectively.
+    Annualized.
++   Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      RATIO OF
                             TOTAL         NET ASSET                  NET ASSETS      OPERATING
                           DIVIDENDS         VALUE                      END OF       EXPENSES TO
                              AND           END OF        TOTAL          YEAR        AVERAGE NET
                         DISTRIBUTIONS       YEAR        RETURN++     (IN 000'S)       ASSETS
                         ----------------------------------------------------------------------------
NATIONS GEORGIA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........       $ (0.47)        $  9.50         5.29%      $  5,550          0.60%(a)
Period ended
 03/31/1996(b)......         (0.16)           9.48        (0.84)         2,068          0.60+(a)
Year ended
 11/30/1995.........         (0.51)           9.72        22.48          2,628          0.40(a)
Period ended
 11/30/1994*........         (0.46)           8.38       (12.07)           232          0.21+(a)
INVESTOR A SHARES
Year ended
 03/31/1997.........       $ (0.45)        $  9.50         5.05%      $    208          0.80%(a)
Period ended
 03/31/1996(b)......         (0.14)           9.48        (1.08)             7          0.80+(a)
Year ended
 11/30/1995.........         (0.49)           9.72        22.25              7          0.60((a)
Period ended
 11/30/1994*........         (0.47)           8.38       (11.71)             6          0.39+(a)
INVESTOR C SHARES
Year ended
 03/31/1997.........       $ (0.42)        $  9.50         4.77%      $     72          1.10%(a)
Period ended
 03/31/1996(b)......         (0.14)           9.48        (1.03)            69          1.16+(a)
Year ended
 11/30/1995.........         (0.44)           9.72        21.59             69          1.15(a)
Period ended
 11/30/1994*........         (0.03)           8.38        (0.44)             2          0.96+(a)
INVESTOR N SHARES
Year ended
 03/31/1997.........       $ (0.40)        $  9.50         4.50%      $ 10,182          1.35%(a)
Period ended
 03/31/1996(b)......         (0.14)           9.48        (1.09)        12,254          1.35+(a)
Year ended
 11/30/1995.........         (0.44)           9.72        21.58         13,017          1.15(a)
Year ended
 11/30/1994.........         (0.45)           8.38       (10.28)         9,500          0.96(a)
Period ended
 11/30/1993*........         (0.04)           9.81        (1.49)         4,820          0.70+
NATIONS MARYLAND
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........       $ (0.51)        $ 10.70         3.83%      $ 63,549          0.50%(a)
Period ended
 03/31/1996(b)......         (0.17)          10.80         0.16         61,337          0.50+(a)
Year ended
 11/30/1995.........         (0.54)          10.95        15.16         62,460          0.55(a)
Year ended
 11/30/1994.........         (0.60)          10.00        (4.64)        61,349          0.53(a)
Year ended
 11/30/1993.........         (0.59)          11.09         9.11         61,552          0.49
Year ended
 11/30/1992.........         (0.58)          10.72         8.41+++      48,192          0.39
Year ended
 11/30/1991.........         (0.61)          10.44         8.46+++      31,088          0.20
Period ended
 11/30/1990**.......         (0.16)          10.21         3.72+++      11,087          0.21+
INVESTOR A SHARES
Year ended
 03/31/1997.........       $ (0.48)        $ 10.70         3.62%      $ 14,988          0.70%(a)
Period ended
 03/31/1996(b)......         (0.16)          10.80         0.09         19,456          0.70+(a)
Year ended
 11/30/1995.........         (0.51)          10.95        14.94         21,208          0.75(a)
Year ended
 11/30/1994.........         (0.58)          10.00        (4.82)        22,145          0.71(a)
Year ended
 11/30/1993.........         (0.58)          11.09         8.96         22,144          0.64
Year ended
 11/30/1992.........         (0.57)          10.72         8.32+++      20,092          0.48
Year ended
 11/30/1991.........         (0.61)          10.44         8.46+++       9,934          0.20
Period ended
 11/30/1990**.......         (0.16)          10.21         3.72+++       2,228          0.21+
INVESTOR C SHARES
Year ended
 03/31/1997.........       $ (0.45)        $ 10.70         3.31%      $  2,017          1.00%(a)
Period ended
 03/31/1996(b)......         (0.15)          10.80        (0.01)         2,900          1.00+(a)
Year ended
 11/30/1995.........         (0.48)          10.95        14.59          2,808          1.05(a)
Year ended
 11/30/1994.........         (0.54)          10.00        (5.20)         2,570          1.11(a)
Year ended
 11/30/1993.........         (0.47)          11.09         8.30          4,424          1.24
Period ended
 11/30/1992**.......         (0.19)          10.72         3.13+++       1,796          1.16+
INVESTOR N SHARES
Year ended
 03/31/1997.........       $ (0.45)        $ 10.70         3.31%      $  4,299          1.00%(a)
Period ended
 03/31/1996(b)......         (0.15)          10.80        (0.01)         4,500          1.00+(a)
Year ended
 11/30/1995.........         (0.48)          10.95        14.59          4,485          1.05(a)
Year ended
 11/30/1994.........         (0.55)          10.00        (5.12)         4,368          1.03(a)
Period ended
 11/30/1993**.......         (0.23)          11.09         3.53          3,234          0.99+


                                                             WITHOUT
                                                             WAIVERS
                                                              AND/OR
                                                             EXPENSES
                                                          REIMBURSEMENTS
                                                          --------------
                              RATIO OF                       RATIO OF
                           NET INVESTMENT                    OPERATING
                             INCOME TO        PORTFOLIO     EXPENSES TO       INVESTMENT
                            AVERAGE NET       TURNOVER      AVERAGE NET         INCOME
                               ASSETS           RATE          ASSETS             SHARE
                           -------------------------------------------------------------
NATIONS GEORGIA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........           4.96%             19%           1.05%           $ 0.43
Period ended
 03/31/1996(b)......           4.96+              7            1.14+             0.14
Year ended
 11/30/1995.........           5.42              26            1.09              0.44
Period ended
 11/30/1994*........           5.60+             35            1.04+             0.39
INVESTOR A SHARES
Year ended
 03/31/1997.........           4.76%             19%           1.25%           $ 0.41
Period ended
 03/31/1996(b)......           4.76+              7            1.34+             0.12
Year ended
 11/30/1995.........           5.22              26            1.29              0.42
Period ended
 11/30/1994*........           5.42+             35            1.22+             0.40
INVESTOR C SHARES
Year ended
 03/31/1997.........           4.46%             19%           1.55%           $ 0.38
Period ended
 03/31/1996(b)......           4.40+              7            1.70+             0.12
Year ended
 11/30/1995.........           4.67              26            1.84              0.37
Period ended
 11/30/1994*........           4.85+             35            1.79+             0.02
INVESTOR N SHARES
Year ended
 03/31/1997.........           4.21%             19%           1.80%           $ 0.36
Period ended
 03/31/1996(b)......           4.21+              7            1.89+             0.12
Year ended
 11/30/1995.........           4.67              26            1.84              0.37
Year ended
 11/30/1994.........           4.85              35            1.79              0.38
Period ended
 11/30/1993*........           3.63+             30            2.08+             0.03
NATIONS MARYLAND
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended
 03/31/1997.........           4.70%             10%           0.78%           $ 0.48
Period ended
 03/31/1996(b)......           4.62+              4            0.81+             0.16
Year ended
 11/30/1995.........           4.76              11            0.80              0.48
Year ended
 11/30/1994.........           4.73              22            0.73              0.48
Year ended
 11/30/1993.........           4.73              26            0.73              0.49
Year ended
 11/30/1992.........           5.12              38            0.78              0.51
Year ended
 11/30/1991.........           5.76              26            0.71              0.55
Period ended
 11/30/1990**.......           6.12+             49            0.84+             0.13
INVESTOR A SHARES
Year ended
 03/31/1997.........           4.50%             10%           0.98%           $ 0.45
Period ended
 03/31/1996(b)......           4.42+              4            1.01+             0.15
Year ended
 11/30/1995.........           4.56              11            1.00              0.45
Year ended
 11/30/1994.........           4.55              22            0.91              0.46
Year ended
 11/30/1993.........           4.58              26            0.88              0.48
Year ended
 11/30/1992.........           4.98              38            0.87              0.50
Year ended
 11/30/1991.........           5.76              26            0.71              0.55
Period ended
 11/30/1990**.......           6.12+             49            0.84+             0.13
INVESTOR C SHARES
Year ended
 03/31/1997.........           4.20%             10%           1.28%           $ 0.42
Period ended
 03/31/1996(b)......           4.12+              4            1.31+             0.14
Year ended
 11/30/1995.........           4.26              11            1.30              0.42
Year ended
 11/30/1994.........           4.15              22            1.31              0.42
Year ended
 11/30/1993.........           3.98              26            1.48              0.38
Period ended
 11/30/1992**.......           3.88+             38            1.44+             0.18
INVESTOR N SHARES
Year ended
 03/31/1997.........           4.20%             10%           1.28%           $ 0.42
Period ended
 03/31/1996(b)......           4.12+              4            1.31+             0.14
Year ended
 11/30/1995.........           4.26              11            1.30              0.42
Year ended
 11/30/1994.........           4.23              22            1.23              0.43
Period ended
 11/30/1993**.......           4.23+             26            1.23+             0.20

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                    NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS     DISTRIBUTIONS
                      VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF       FROM NET
                    BEGINNING    INVESTMENT     GAIN/(LOSS)      NET ASSET VALUE    INVESTMENT    NET INVESTMENT      REALIZED
                     OF YEAR       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME          INCOME        CAPITAL GAINS
                    -------------------------------------------------------------------------------------------------------------
NATIONS MARYLAND
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $  9.39       $ 0.46          $ 0.02            $  0.48          $(0.46)             --                --
Period ended
 03/31/1996(b).....     9.63         0.15           (0.24)             (0.09)          (0.15)             --                --
Year ended
 11/30/1995........     8.37         0.48            1.26               1.74           (0.48)             --                --
Period ended
 11/30/1994*.......     8.90         0.11           (0.53)             (0.42)          (0.11)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $  9.39       $ 0.44          $ 0.02            $  0.46          $(0.44)             --                --
Period ended
 03/31/1996(b).....     9.63         0.14           (0.24)             (0.10)          (0.14)             --                --
Year ended
 11/30/1995........     8.37         0.46            1.26               1.72           (0.46)             --                --
Year ended
 11/30/1994........     9.77         0.49           (1.40)             (0.91)          (0.49)             --                --
Period ended
 11/30/1993*.......     9.80         0.03           (0.03)              0.00           (0.03)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $  9.39       $ 0.42          $ 0.02            $  0.44          $(0.42)             --                --
Period ended
 03/31/1996(b).....     9.63         0.13           (0.24)             (0.11)          (0.13)             --                --
Year ended
 11/30/1995........     8.37         0.41            1.26               1.67           (0.41)             --                --
Period ended
 11/30/1994*.......     8.44         0.03           (0.07)             (0.04)          (0.03)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $  9.39       $ 0.39          $ 0.02            $  0.41          $(0.39)             --                --
Period ended
 03/31/1996(b).....     9.63         0.13           (0.24)             (0.11)          (0.13)             --                --
Year ended
 11/30/1995........     8.37         0.41            1.26               1.67           (0.41)             --                --
Year ended
 11/30/1994........     9.77         0.44           (1.40)             (0.96)          (0.44)             --                --
Period ended
 11/30/1993*.......    10.00         0.04           (0.23)             (0.19)          (0.04)             --                --
NATIONS NORTH
 CAROLINA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ 10.36       $ 0.47          $(0.02)           $  0.45          $(0.47)             --                --
Period ended
 03/31/1996(b).....    10.51         0.16           (0.15)              0.01           (0.16)             --                --
Year ended
 11/30/1995........     9.53         0.45            0.99               1.44           (0.45)         $(0.00)#         $ (0.01)
Year ended
 11/30/1994........    10.46         0.44           (0.88)             (0.44)          (0.44)             --             (0.05)
Period ended
 11/30/1993**......    10.00         0.43            0.46               0.89           (0.43)             --                --
INVESTOR A SHARES
Year ended
 03/31/1997........  $ 10.36       $ 0.45          $(0.02)           $  0.43          $(0.45)             --                --
Period ended
 03/31/1996(b).....    10.51         0.15           (0.15)              0.00           (0.15)             --                --
Year ended
 11/30/1995........     9.53         0.43            0.99               1.42           (0.43)         $(0.00)#         $ (0.01)
Year ended
 11/30/1994........    10.46         0.42           (0.88)             (0.46)          (0.42)             --             (0.05)
Period ended
 11/30/1993**......    10.01         0.42            0.45               0.87           (0.42)             --                --
INVESTOR C SHARES
Year ended
 03/31/1997........  $ 10.36       $ 0.42          $(0.02)           $  0.40          $(0.42)             --                --
Period ended
 03/31/1996(b).....    10.51         0.14           (0.15)             (0.01)          (0.14)             --                --
Year ended
 11/30/1995........     9.53         0.40            0.99               1.39           (0.40)         $(0.00)#         $ (0.01)
Year ended
 11/30/1994........    10.46         0.38           (0.88)             (0.50)          (0.38)             --             (0.05)
Period ended
 11/30/1993**......     9.99         0.35            0.47               0.82           (0.35)             --                --
INVESTOR N SHARES
Year ended
 03/31/1997........  $ 10.36       $ 0.42          $(0.02)           $  0.40          $(0.42)             --                --
Period ended
 03/31/1996(b).....    10.51         0.14           (0.15)             (0.01)          (0.14)             --                --
Year ended
 11/30/1995........     9.53         0.40            0.99               1.39           (0.40)         $(0.00)#         $ (0.01)
Year ended
 11/30/1994........    10.46         0.39           (0.88)             (0.49)          (0.39)             --             (0.05)
Period ended
 11/30/1993**......    10.31         0.18            0.15               0.33           (0.18)             --                --

---------------

* Nations Maryland Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 20, 1994, November 4, 1993, November 3, 1994 and October 21, 1993, respectively.

** Nations North Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 11, 1992, December 14, 1992, December 16, 1992 and June 7, 1993, respectively.

+    Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 RATIO OF
                         TOTAL        NET ASSET                  NET ASSETS      OPERATING
                       DIVIDENDS        VALUE                      END OF       EXPENSES TO
                          AND          END OF        TOTAL          YEAR        AVERAGE NET
                     DISTRIBUTIONS      YEAR        RETURN++     (IN 000'S)       ASSETS
-------------------------------------------------------------------------------------------
NATIONS MARYLAND
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ (0.46)          $  9.41         5.20%      $  4,596          0.60%
Period ended
 03/31/1996(b).....    (0.15)             9.39        (0.95)         2,788          0.60+
Year ended
 11/30/1995........    (0.48)             9.63        21.23          2,595          0.40
Period ended
 11/30/1994*.......    (0.11)             8.37        (4.89)            39          0.21+(a)
INVESTOR A SHARES
Year ended
 03/31/1997........  $ (0.44)          $  9.41         4.99%      $  1,409          0.80%
Period ended
 03/31/1996(b).....    (0.14)             9.39        (1.01)         1,086          0.80+
Year ended
 11/30/1995........    (0.46)             9.63        20.99          1,031          0.60
Year ended
 11/30/1994........    (0.49)             8.37        (9.59)             9          0.39(a)
Period ended
 11/30/1993*.......    (0.03)             9.77         0.05              6          0.13+
INVESTOR C SHARES
Year ended
 03/31/1997........  $ (0.42)          $  9.41         4.73%      $      2          1.10%
Period ended
 03/31/1996(b).....    (0.13)             9.39        (1.13)             2          1.16+
Year ended
 11/30/1995........    (0.41)             9.63        20.29              2          1.15
Period ended
 11/30/1994*.......    (0.03)             8.37        (0.45)             2          0.96+(a)
INVESTOR N SHARES
Year ended
 03/31/1997........  $ (0.39)          $  9.41         4.42%      $  8,099          1.35%
Period ended
 03/31/1996(b).....    (0.13)             9.39        (1.19)         9,662          1.35+
Year ended
 11/30/1995........    (0.41)             9.63        20.33         10,002          1.15
Year ended
 11/30/1994........    (0.44)             8.37       (10.11)         4,819          0.96(a)
Period ended
 11/30/1993*.......    (0.04)             9.77        (1.94)         3,048          0.73+
NATIONS NORTH
 CAROLINA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........  $ (0.47)          $ 10.34         4.45%      $ 25,855          0.50%(a)
Period ended
 03/31/1996(b).....    (0.16)            10.36         0.05         21,161          0.50+
Year ended
 11/30/1995........    (0.46)            10.51        15.41         20,916          0.57(a)
Year ended
 11/30/1994........    (0.49)             9.53        (4.34)        14,148          0.55(a)
Period ended
 11/30/1993**......    (0.43)            10.46         9.03         11,814          0.42+
INVESTOR A SHARES
Year ended
 03/31/1997........  $ (0.45)          $ 10.34         4.25%      $  5,723          0.70%(a)
Period ended
 03/31/1996(b).....    (0.15)            10.36        (0.01)         7,672          0.70+
Year ended
 11/30/1995........    (0.44)            10.51        15.18          8,525          0.77(a)
Year ended
 11/30/1994........    (0.47)             9.53        (4.51)         8,896          0.73(a)
Period ended
 11/30/1993**......    (0.42)            10.46         8.76         13,749          0.57+
INVESTOR C SHARES
Year ended
 03/31/1997........  $ (0.42)          $ 10.34         3.94%      $  1,364          1.00%(a)
Period ended
 03/31/1996(b).....    (0.14)            10.36        (0.12)         1,379          1.00+
Year ended
 11/30/1995........    (0.41)            10.51        14.84          1,366          1.07(a)
Year ended
 11/30/1994........    (0.43)             9.53        (4.89)         1,486          1.13(a)
Period ended
 11/30/1993**......    (0.35)            10.46         8.26          1,592          1.17+
INVESTOR N SHARES
Year ended
 03/31/1997........  $ (0.42)          $ 10.34         3.94%      $  6,796          1.00%(a)
Period ended
 03/31/1996(b).....    (0.14)            10.36        (0.12)         8,102          1.00+
Year ended
 11/30/1995........    (0.41)            10.51        14.84          7,848          1.07(a)
Year ended
 11/30/1994........    (0.44)             9.53        (4.82)         5,706          1.05(a)
Period ended
 11/30/1993**......    (0.18)            10.46         3.23          3,822          0.92+

                                                        WITHOUT WAIVERS AND/OR
                                                        EXPENSE REIMBURSEMENTS
                                                     ---------------------------
                       RATIO OF                        RATIO OF
                    NET INVESTMENT                    OPERATING
                      INCOME TO        PORTFOLIO     EXPENSES TO      INVESTMENT
                     AVERAGE NET       TURNOVER      AVERAGE NET        INCOME
                        ASSETS           RATE          ASSETS            SHARE
--------------------------------------------------------------------------------
NATIONS MARYLAND
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........     4.88%             18%           1.12%          $ 0.41
Period ended
 03/31/1996(b).....     4.72+              7            1.23+            0.13
Year ended
 11/30/1995........     5.14              11            1.26             0.40
Period ended
 11/30/1994*.......     5.48+             39            1.30+            0.09
INVESTOR A SHARES
Year ended
 03/31/1997........     4.68%             18%           1.32%          $ 0.39
Period ended
 03/31/1996(b).....     4.52+              7            1.43+            0.12
Year ended
 11/30/1995........     4.94              11            1.46             0.38
Year ended
 11/30/1994........     5.30              39            1.48             0.41
Period ended
 11/30/1993*.......     3.97+              1            1.76+            0.02
INVESTOR C SHARES
Year ended
 03/31/1997........     4.38%             18%           1.62%          $ 0.37
Period ended
 03/31/1996(b).....     4.16+              7            1.79+            0.11
Year ended
 11/30/1995........     4.39              11            2.01             0.33
Period ended
 11/30/1994*.......     4.73+             39            2.05+            0.02
INVESTOR N SHARES
Year ended
 03/31/1997........     4.13%             18%           1.87%          $ 0.34
Period ended
 03/31/1996(b).....     3.97+              7            1.98+            0.11
Year ended
 11/30/1995........     4.39              11            2.01             0.33
Year ended
 11/30/1994........     4.73              39            2.05             0.35
Period ended
 11/30/1993*.......     3.37+              1            2.36+            0.02
NATIONS NORTH
 CAROLINA
 INTERMEDIATE
 MUNICIPAL BOND
 FUND
PRIMARY A SHARES
Year ended
 03/31/1997........     4.57%             26%           0.82%          $ 0.44
Period ended
 03/31/1996(b).....     4.47+              3            0.87+            0.15
Year ended
 11/30/1995........     4.47              57            0.84             0.43
Year ended
 11/30/1994........     4.38              37            0.82             0.42
Period ended
 11/30/1993**......     4.23+             29            0.85+            0.39
INVESTOR A SHARES
Year ended
 03/31/1997........     4.37%             26%           1.02%          $ 0.42
Period ended
 03/31/1996(b).....     4.27+              3            1.07+            0.14
Year ended
 11/30/1995........     4.27              57            1.04             0.41
Year ended
 11/30/1994........     4.20              37            1.00             0.40
Period ended
 11/30/1993**......     4.08+             29            1.00+            0.38
INVESTOR C SHARES
Year ended
 03/31/1997........     4.07%             26%           1.32%          $ 0.39
Period ended
 03/31/1996(b).....     3.97+              3            1.37+            0.13
Year ended
 11/30/1995........     3.97              57            1.34             0.38
Year ended
 11/30/1994........     3.80              37            1.40             0.36
Period ended
 11/30/1993**......     3.48+             29            1.60+            0.30
INVESTOR N SHARES
Year ended
 03/31/1997........     4.07%             26%           1.32%          $ 0.39
Period ended
 03/31/1996(b).....     3.97+              3            1.37+            0.13
Year ended
 11/30/1995........     3.97              57            1.34             0.38
Year ended
 11/30/1994........     3.88              37            1.32             0.37
Period ended
 11/30/1993**......     3.73+             29            1.35+            0.17

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                           OF YEAR      INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          -------------------------------------------------------------------------------------------------------
NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $  9.49      $ 0.47         $(0.02)          $  0.45         $(0.47)            --               --
Period ended
  03/31/1996(b)..........     9.73        0.16          (0.24)            (0.08)         (0.16)            --               --
Year ended 11/30/1995....     8.36        0.50           1.37              1.87          (0.50)            --               --
Period ended
  11/30/1994*............    10.06        0.45          (1.70)            (1.25)         (0.45)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $  9.49      $ 0.45         $(0.02)          $  0.43         $(0.45)            --               --
Period ended
  03/31/1996(b)..........     9.73        0.15          (0.24)            (0.09)         (0.15)            --               --
Year ended 11/30/1995....     8.36        0.49           1.37              1.86          (0.49)            --               --
Year ended 11/30/1994....     9.85        0.50          (1.49)            (0.99)         (0.50)            --               --
Period ended
  11/30/1993*............     9.97        0.04          (0.12)            (0.08)         (0.04)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $  9.49      $ 0.42         $(0.02)          $  0.40         $(0.42)            --               --
Period ended
  03/31/1996(b)..........     9.73        0.14          (0.24)            (0.10)         (0.14)            --               --
Year ended 11/30/1995....     8.36        0.43           1.37              1.80          (0.43)            --               --
Period ended
  11/30/1994*............     8.45        0.03          (0.09)            (0.06)         (0.03)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $  9.49      $ 0.40         $(0.02)          $  0.38         $(0.40)            --               --
Period ended
  03/31/1996(b)..........     9.73        0.13          (0.24)            (0.11)         (0.13)            --               --
Year ended 11/30/1995....     8.36        0.43           1.37              1.80          (0.43)            --               --
Year ended 11/30/1994....     9.85        0.45          (1.49)            (1.04)         (0.45)            --               --
Period ended
  11/30/1993*............    10.00        0.04          (0.15)            (0.11)         (0.04)            --               --
NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ 10.52      $ 0.51         $(0.02)          $  0.49         $(0.51)            --               --
Period ended
  03/31/1996(b)..........    10.69        0.17          (0.17)             0.00          (0.17)            --               --
Year ended 11/30/1995....     9.76        0.51           0.93              1.44          (0.51)            --               --
Year ended 11/30/1994....    10.61        0.50          (0.84)            (0.34)         (0.50)        $(0.00)#        $ (0.01)
Year ended 11/30/1993....    10.18        0.50           0.43              0.93          (0.50)            --               --
Period ended
  11/30/1992**...........    10.00        0.47           0.18              0.65          (0.47)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $ 10.52      $ 0.49         $(0.02)          $  0.47         $(0.49)            --               --
Period ended
  03/31/1996(b)..........    10.69        0.16          (0.17)            (0.01)         (0.16)            --               --
Year ended 11/30/1995....     9.76        0.49           0.93              1.42          (0.49)            --               --
Year ended 11/30/1994....    10.61        0.48          (0.84)            (0.36)         (0.48)        $(0.00)#        $ (0.01)
Year ended 11/30/1993....    10.18        0.48           0.43              0.91          (0.48)            --               --
Period ended
  11/30/1992**...........     9.98        0.30           0.20              0.50          (0.30)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $ 10.52      $ 0.45         $(0.02)          $  0.43         $(0.45)            --               --
Period ended
  03/31/1996(b)..........    10.69        0.15          (0.17)            (0.02)         (0.15)            --               --
Year ended 11/30/1995....     9.76        0.46           0.93              1.39          (0.46)            --               --
Year ended 11/30/1994....    10.61        0.44          (0.84)            (0.40)         (0.44)        $(0.00)#        $ (0.01)
Year ended 11/30/1993....    10.18        0.42           0.43              0.85          (0.42)            --               --
Period ended
  11/30/1992**...........    10.05        0.20           0.13              0.33          (0.20)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $ 10.52      $ 0.45         $(0.02)          $  0.43         $(0.45)            --               --
Period ended
  03/31/1996(b)..........    10.69        0.15          (0.17)            (0.02)         (0.15)            --               --
Year ended 11/30/1995....     9.76        0.46           0.93              1.39          (0.46)            --               --
Year ended 11/30/1994....    10.61        0.45          (0.84)            (0.39)         (0.45)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.47        0.20           0.14              0.34          (0.20)            --               --

---------------
* Nations North Carolina Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 11, 1994, November 1, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations South Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 6, 1992, May 5, 1992, June 17, 1992 and June 8, 1993, respectively.
+    Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
#   Amount represents less than $0.01 per share.
##  Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   RATIO OF
                                 TOTAL       NET ASSET               NET ASSETS    OPERATING
                               DIVIDENDS       VALUE                   END OF     EXPENSES TO
                                  AND         END OF      TOTAL         YEAR      AVERAGE NET
                             DISTRIBUTIONS     YEAR      RETURN++    (IN 000'S)     ASSETS
                             -----------------------------------------------------------------
NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....      $ (0.47)      $  9.47        4.84%     $  3,095        0.60%(a)
Period ended
  03/31/1996(b)..........        (0.16)         9.49       (0.87)        1,593        0.60+
Year ended 11/30/1995....        (0.50)         9.73       22.87         1,293        0.38(a)
Period ended
  11/30/1994*............        (0.45)         8.36      (12.65)          531        0.21+(a)
INVESTOR A SHARES
Year ended 03/31/1997....      $ (0.45)      $  9.47        4.62%     $    594        0.80%(a)
Period ended
  03/31/1996(b)..........        (0.15)         9.49       (0.94)          448        0.80+
Year ended 11/30/1995....        (0.49)         9.73       22.63           347        0.58(a)
Year ended 11/30/1994....        (0.50)         8.36      (10.41)        1,161        0.39(a)
Period ended
  11/30/1993*............        (0.04)         9.85       (0.80)        1,085        0.09+
INVESTOR C SHARES
Year ended 03/31/1997....      $ (0.42)      $  9.47        4.32%     $     18        1.10%(a)
Period ended
  03/31/1996(b)..........        (0.14)         9.49       (1.04)           17        1.14+
Year ended 11/30/1995....        (0.43)         9.73       21.93             2        1.13(a)
Period ended
  11/30/1994*............        (0.03)         8.36       (0.67)            2        0.96+(a)
INVESTOR N SHARES
Year ended 03/31/1997....      $ (0.40)      $  9.47        4.06%     $ 23,863        1.35%(a)
Period ended
  03/31/1996(b)..........        (0.13)         9.49       (1.12)       28,298        1.35+
Year ended 11/30/1995....        (0.43)         9.73       21.96        30,048        1.13(a)
Year ended 11/30/1994....        (0.45)         8.36      (10.92)       23,659        0.96(a)
Period ended
  11/30/1993*............        (0.04)         9.85       (1.11)       11,395        0.69+
NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....      $ (0.51)      $ 10.50        4.71%     $ 48,918        0.50%(a)
Period ended
  03/31/1996(b)..........        (0.17)        10.52        0.00##      41,817        0.50+(a)
Year ended 11/30/1995....        (0.51)        10.69       15.02        45,255        0.55(a)
Year ended 11/30/1994....        (0.51)         9.76       (3.37)       49,030        0.54(a)
Year ended 11/30/1993....        (0.50)        10.61        9.32        56,995        0.45
Period ended
  11/30/1992**...........        (0.47)        10.18        6.62+++     39,535        0.20+
INVESTOR A SHARES
Year ended 03/31/1997....      $ (0.49)      $ 10.50        4.51%     $ 10,465        0.70%(a)
Period ended
  03/31/1996(b)..........        (0.16)        10.52       (0.07)       14,288        0.70+(a)
Year ended 11/30/1995....        (0.49)        10.69       14.79        14,452        0.75(a)
Year ended 11/30/1994....        (0.49)         9.76       (3.54)       16,378        0.72(a)
Year ended 11/30/1993....        (0.48)        10.61        9.16        20,024        0.60
Period ended
  11/30/1992**...........        (0.30)        10.18        5.03+++      7,414        0.33+
INVESTOR C SHARES
Year ended 03/31/1997....      $ (0.45)      $ 10.50        4.20%     $  5,089        1.00%(a)
Period ended
  03/31/1996(b)..........        (0.15)        10.52       (0.17)        5,409        1.00+(a)
Year ended 11/30/1995....        (0.46)        10.69       14.45         5,527        1.05(a)
Year ended 11/30/1994....        (0.45)         9.76       (3.94)        6,167        1.12(a)
Year ended 11/30/1993....        (0.42)        10.61        8.51         8,499        1.20
Period ended
  11/30/1992**...........        (0.20)        10.18        3.27+++      4,436        0.88+
INVESTOR N SHARES
Year ended 03/31/1997....      $ (0.45)      $ 10.50        4.19%     $  5,738        1.00%(a)
Period ended
  03/31/1996(b)..........        (0.15)        10.52       (0.17)        6,968        1.00+(a)
Year ended 11/30/1995....        (0.46)        10.69       14.45         6,457        1.05(a)
Year ended 11/30/1994....        (0.46)         9.76       (3.85)        5,740        1.04(a)
Period ended
  11/30/1993**...........        (0.20)        10.61        3.23         4,057        0.95+

                                                          WITHOUT WAIVERS AND/OR
                                                          EXPENSE REIMBURSEMENTS
                                                         ------------------------
                               RATIO OF                   RATIO OF
                            NET INVESTMENT                OPERATING        NET
                              INCOME TO      PORTFOLIO   EXPENSES TO   INVESTMENT
                             AVERAGE NET     TURNOVER    AVERAGE NET     INCOME
                                ASSETS         RATE        ASSETS       PER SHARE
                            -----------------------------------------------------
NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....        4.95%           28%         0.94%       $ 0.44
Period ended
  03/31/1996(b)..........        4.86+           22          0.99+         0.15
Year ended 11/30/1995....        5.43            40          0.96          0.45
Period ended
  11/30/1994*............        5.53+           29          0.92+         0.40
INVESTOR A SHARES
Year ended 03/31/1997....        4.75%           28%         1.14%       $ 0.42
Period ended
  03/31/1996(b)..........        4.66+           22          1.19+         0.14
Year ended 11/30/1995....        5.23            40          1.16          0.44
Year ended 11/30/1994....        5.35            29          1.10          0.43
Period ended
  11/30/1993*............        3.97+           10          1.21+         0.03
INVESTOR C SHARES
Year ended 03/31/1997....        4.45%           28%         1.44%       $ 0.39
Period ended
  03/31/1996(b)..........        4.32+           22          1.53+         0.13
Year ended 11/30/1995....        4.68            40          1.71          0.38
Period ended
  11/30/1994*............        4.78+           29          1.67+         0.03
INVESTOR N SHARES
Year ended 03/31/1997....        4.20%           28%         1.69%       $ 0.37
Period ended
  03/31/1996(b)..........        4.11+           22          1.74+         0.12
Year ended 11/30/1995....        4.68            40          1.71          0.38
Year ended 11/30/1994....        4.78            29          1.67          0.38
Period ended
  11/30/1993*............        3.37+           10          1.81+         0.03
NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....        4.80%           13%         0.79%       $ 0.48
Period ended
  03/31/1996(b)..........        4.81+            6          0.82+         0.16
Year ended 11/30/1995....        4.92            11          0.75          0.49
Year ended 11/30/1994....        4.82            30          0.75          0.48
Year ended 11/30/1993....        4.68            11          0.75          0.47
Period ended
  11/30/1992**...........        4.11+            7          0.74+         0.42
INVESTOR A SHARES
Year ended 03/31/1997....        4.60%           13%         0.99%       $ 0.46
Period ended
  03/31/1996(b)..........        4.61+            6          1.02+         0.15
Year ended 11/30/1995....        4.72            11          0.95          0.47
Year ended 11/30/1994....        4.64            30          0.93          0.46
Year ended 11/30/1993....        4.53            11          0.90          0.45
Period ended
  11/30/1992**...........        4.83+            7          0.85+         0.27
INVESTOR C SHARES
Year ended 03/31/1997....        4.30%           13%         1.29%       $ 0.42
Period ended
  03/31/1996(b)..........        4.31+            6          1.32+         0.14
Year ended 11/30/1995....        4.42            11          1.25          0.44
Year ended 11/30/1994....        4.24            30          1.33          0.42
Year ended 11/30/1993....        3.93            11          1.50          0.39
Period ended
  11/30/1992**...........        4.10+            7          1.48+         0.17
INVESTOR N SHARES
Year ended 03/31/1997....        4.30%           13%         1.29%       $ 0.42
Period ended
  03/31/1996(b)..........        4.31+            6          1.32+         0.14
Year ended 11/30/1995....        4.42            11          1.25          0.44
Year ended 11/30/1994....        4.32            30          1.25          0.43
Period ended
  11/30/1993**...........        4.18+           11          1.25+         0.19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                           OF YEAR      INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          -------------------------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $  9.77      $ 0.49         $ 0.02           $  0.51         $(0.49)            --               --
Period ended
  03/31/1996(b)..........     9.99        0.17          (0.22)            (0.05)         (0.17)            --               --
Year ended 11/30/1995....     8.65        0.52           1.34              1.86          (0.52)            --               --
Period ended
  11/30/1994*............    10.02        0.48          (1.37)            (0.89)         (0.48)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $  9.77      $ 0.47         $ 0.02           $  0.49         $(0.47)            --               --
Period ended
  03/31/1996(b)..........     9.99        0.16          (0.22)            (0.06)         (0.16)            --               --
Year ended 11/30/1995....     8.65        0.50           1.34              1.84          (0.50)            --               --
Year ended 11/30/1994....     9.86        0.50          (1.21)            (0.71)         (0.50)            --               --
Period ended
  11/30/1993*............     9.87        0.03          (0.01)             0.02          (0.03)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $  9.77      $ 0.44         $ 0.02           $  0.46         $(0.44)            --               --
Period ended
  03/31/1996(b)..........     9.99        0.15          (0.22)            (0.07)         (0.15)            --               --
Year ended 11/30/1995....     8.65        0.45           1.34              1.79          (0.45)            --               --
Period ended
  11/30/1994*............     8.73        0.03          (0.08)            (0.05)         (0.03)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $  9.77      $ 0.42         $ 0.02           $  0.44         $(0.42)            --               --
Period ended
  03/31/1996(b)..........     9.99        0.14          (0.22)            (0.08)         (0.14)            --               --
Year ended 11/30/1995....     8.65        0.45           1.34              1.79          (0.45)            --               --
Year ended 11/30/1994....     9.86        0.45          (1.21)            (0.76)         (0.45)            --               --
Period ended
  11/30/1993*............    10.00        0.04          (0.14)            (0.10)         (0.04)            --               --
NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ 10.09      $ 0.46         $(0.01)          $  0.45         $(0.46)            --               --
Period ended
  03/31/1996(b)..........    10.23        0.15          (0.14)             0.01          (0.15)            --               --
Year ended 11/30/1995....     9.30        0.46           0.93              1.39          (0.46)            --               --
Year ended 11/30/1994....    10.18        0.45          (0.87)            (0.42)         (0.45)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.06        0.29           0.12              0.41          (0.29)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $ 10.09      $ 0.44         $(0.01)          $  0.43         $(0.44)            --               --
Period ended
  03/31/1996(b)..........    10.23        0.15          (0.14)             0.01          (0.15)            --               --
Year ended 11/30/1995....     9.30        0.44           0.93              1.37          (0.44)            --               --
Year ended 11/30/1994....    10.18        0.43          (0.87)            (0.44)         (0.43)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.00        0.29           0.18              0.47          (0.29)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $ 10.09      $ 0.42         $(0.01)          $  0.41         $(0.42)            --               --
Period ended
  03/31/1996(b)..........    10.23        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.30        0.41           0.93              1.34          (0.41)            --               --
Period ended
  11/30/1994**...........     9.38        0.03          (0.08)            (0.05)         (0.03)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $ 10.09      $ 0.41         $(0.01)          $  0.40         $(0.41)            --               --
Period ended
  03/31/1996(b)..........    10.23        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.30        0.41           0.93              1.34          (0.41)            --               --
Year ended 11/30/1994....    10.18        0.40          (0.87)            (0.47)         (0.40)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.03        0.17           0.15              0.32          (0.17)            --               --

---------------

* Nations South Carolina Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 27, 1993, November 8, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations Tennessee Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on April 13, 1993, April 2, 1993, November 3, 1994 and June 10, 1993, respectively.
+    Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)



                          TOTAL          NET ASSET                  NET ASSETS
                         DIVIDENDS         VALUE                      END OF
                            AND           END OF        TOTAL          YEAR
                       DISTRIBUTIONS       YEAR        RETURN++     (IN 000'S)
------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ (0.49)        $  9.79         5.32%      $  5,113
Period ended
  03/31/1996(b)..........    (0.17)           9.77        (0.57)         2,058
Year ended 11/30/1995....    (0.52)           9.99        21.99          1,782
Period ended
  11/30/1994*............    (0.48)           8.65        (9.12)           400
INVESTOR A SHARES
Year ended 03/31/1997....  $ (0.47)        $  9.79         5.12%      $    811
Period ended
  03/31/1996(b)..........    (0.16)           9.77        (0.64)         1,219
Year ended 11/30/1995....    (0.50)           9.99        21.74          1,238
Year ended 11/30/1994....    (0.50)           8.65        (7.45)           140
Period ended
  11/30/1993*............    (0.03)           9.86         0.21             14
INVESTOR C SHARES
Year ended 03/31/1997....  $ (0.44)        $  9.79         4.80%      $    247
Period ended
  03/31/1996(b)..........    (0.15)           9.77        (0.76)           264
Year ended 11/30/1995....    (0.45)           9.99        21.01             20
Period ended
  11/30/1994*............    (0.03)           8.65        (0.52)             2
INVESTOR N SHARES
Year ended 03/31/1997....  $ (0.42)        $  9.79         4.54%      $ 12,104
Period ended
  03/31/1996(b)..........    (0.14)           9.77        (0.82)        12,991
Year ended 11/30/1995....    (0.45)           9.99        21.08         12,670
Year ended 11/30/1994....    (0.45)           8.65        (7.97)         8,263
Period ended
  11/30/1993*............    (0.04)           9.86        (1.00)         4,048
NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ (0.46)        $ 10.08         4.54%      $  8,869
Period ended
  03/31/1996(b)..........    (0.15)          10.09         0.12          8,408
Year ended 11/30/1995....    (0.46)          10.23        15.22          7,160
Year ended 11/30/1994....    (0.46)           9.30        (4.24)         4,116
Period ended
  11/30/1993**...........    (0.29)          10.18         4.09          2,123
INVESTOR A SHARES
Year ended 03/31/1997....  $ (0.44)        $ 10.08         4.33%      $  6,840
Period ended
  03/31/1996(b)..........    (0.15)          10.09         0.06          7,439
Year ended 11/30/1995....    (0.44)          10.23        15.00          7,573
Year ended 11/30/1994....    (0.44)           9.30        (4.41)         7,831
Period ended
  11/30/1993**...........    (0.29)          10.18         4.68         15,573
INVESTOR C SHARES
Year ended 03/31/1997....  $ (0.42)        $ 10.08         4.08%      $      2
Period ended
  03/31/1996(b)..........    (0.14)          10.09        (0.02)             2
Year ended 11/30/1995....    (0.41)          10.23        14.62              2
Period ended
  11/30/1994**...........    (0.03)           9.30        (0.53)             2
INVESTOR N SHARES
Year ended 03/31/1997....  $ (0.41)        $ 10.08         4.02%      $  3,050
Period ended
  03/31/1996(b)..........    (0.14)          10.09        (0.04)         3,528
Year ended 11/30/1995....    (0.41)          10.23        14.65          3,573
Year ended 11/30/1994....    (0.41)           9.30        (4.72)         3,368
Period ended
  11/30/1993**...........    (0.17)          10.18         3.32          2,210



                                            RATIO OF                                               WITHOUT WAIVERS AND/OR
                                            OPERATING                                         -------------------------------
                         RATIO OF          EXPENSES TO          RATIO OF                         RATIO OF
                        OPERATING         AVERAGE NET        NET INVESTMENT                     OPERATING
                       EXPENSES TO          ASSETS             INCOME TO         PORTFOLIO     EXPENSES TO     NET INVESTMENT
                       AVERAGE NET         INCLUDING          AVERAGE NET        TURNOVER      AVERAGE NET         INCOME
                          ASSETS        INTEREST EXPENSE         ASSETS            RATE          ASSETS          PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA
 MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....   0.60%             (a)                4.99%             30%            1.00%            $ 0.45
Period ended
  03/31/1996(b)..........   0.60+             (a)                4.96+             20             1.13+              0.15
Year ended 11/30/1995....   0.40              (a)                5.44              13             1.08               0.46
Period ended
  11/30/1994*............   0.21+             (a)                5.48+             14             1.12+              0.41
INVESTOR A SHARES
Year ended 03/31/1997....   0.80%             (a)                4.79%             30%            1.20%            $ 0.43
Period ended
  03/31/1996(b)..........   0.80+             (a)                4.76+             20             1.33+              0.14
Year ended 11/30/1995....   0.60              (a)                5.24              13             1.28               0.44
Year ended 11/30/1994....   0.39              (a)                5.30              14             1.30               0.42
Period ended
  11/30/1993*............   0.10+             --                 4.16+              8             1.63+              0.02
INVESTOR C SHARES
Year ended 03/31/1997....   1.10%             (a)                4.49%             30%            1.50%            $ 0.40
Period ended
  03/31/1996(b)..........   1.17+             (a)                4.39+             20             1.70+              0.13
Year ended 11/30/1995....   1.15              (a)                4.69              13             1.83               0.39
Period ended
  11/30/1994*............   0.96+             (a)                4.73+             14             1.87+              0.03
INVESTOR N SHARES
Year ended 03/31/1997....   1.35%             (a)                4.24%             30%            1.75%            $ 0.38
Period ended
  03/31/1996(b)..........   1.35+             (a)                4.21+             20             1.88+              0.12
Year ended 11/30/1995....   1.15              (a)                4.69              13             1.83               0.39
Year ended 11/30/1994....   0.96              (a)                4.73              14             1.87               0.37
Period ended
  11/30/1993*............   0.70+             --                 3.56+              8             2.23+              0.02
NATIONS TENNESSEE
 INTERMEDIATE MUNICIPAL
 BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....   0.50%             (a)                4.55%             28%            0.93%            $ 0.42
Period ended
  03/31/1996(b)..........   0.50+             --                 4.51+              3             1.02+              0.13
Year ended 11/30/1995....   0.57              (a)                4.65              34             0.92               0.43
Year ended 11/30/1994....   0.52             .53%                4.56              41             0.89               0.41
Period ended
  11/30/1993**...........   0.27+             --                 4.31+             16             0.94+              0.24
INVESTOR A SHARES
Year ended 03/31/1997....   0.70%             (a)                4.35%             28%            1.13%            $ 0.40
Period ended
  03/31/1996(b)..........   0.70+             --                 4.31+              3             1.22+              0.13
Year ended 11/30/1995....   0.77              (a)                4.45              34             1.12               0.41
Year ended 11/30/1994....   0.70            0.71%                4.38              41             1.07               0.40
Period ended
  11/30/1993**...........   0.42+             --                 4.16+             16             1.09+              0.24
INVESTOR C SHARES
Year ended 03/31/1997....   1.00%             (a)                4.05%             28%            1.43%            $ 0.38
Period ended
  03/31/1996(b)..........   1.00+             --                 4.01+              3             1.52+              0.12
Year ended 11/30/1995....   1.07              (a)                4.15              34             1.42               0.38
Period ended
  11/30/1994**...........   1.02+           1.03%+               4.06+             41             1.39+              0.02
INVESTOR N SHARES
Year ended 03/31/1997....   1.00%             (a)                4.05%             28%            1.43%            $ 0.37
Period ended
  03/31/1996(b)..........   1.00+             --                 4.01+              3             1.52+              0.12
Year ended 11/30/1995....   1.07              (a)                4.15              34             1.42               0.38
Year ended 11/30/1994....   1.02            1.03%                4.06              41             1.39               0.37
Period ended
  11/30/1993**...........   0.77+             --                 3.81+             16             1.44+              0.14


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                           OF YEAR      INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          -------------------------------------------------------------------------------------------------------
NATIONS TENNESSEE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $  9.68      $ 0.48         $ 0.02           $  0.50         $(0.48)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.16          (0.19)            (0.03)         (0.16)            --               --
Year ended 11/30/1995....     8.58        0.52           1.29              1.81          (0.52)            --               --
Period ended
  11/30/1994*............     9.59        0.39          (1.01)            (0.62)         (0.39)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $  9.68      $ 0.46         $ 0.02           $  0.48         $(0.46)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.15          (0.19)            (0.04)         (0.15)            --               --
Year ended 11/30/1995....     8.58        0.50           1.29              1.79          (0.50)            --               --
Year ended 11/30/1994....     9.80        0.50          (1.22)            (0.72)         (0.50)            --               --
Period ended
  11/30/1993*............     9.88        0.04          (0.08)            (0.04)         (0.04)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $  9.68      $ 0.43         $ 0.02           $  0.45         $(0.43)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.14          (0.19)            (0.05)         (0.14)            --               --
Year ended 11/30/1995....     8.58        0.45           1.29              1.74          (0.45)            --               --
Period ended
  11/30/1994*............     8.62        0.03          (0.04)            (0.01)         (0.03)            --               --
INVESTOR N SHARES
Year ended 03/31/1997....  $  9.68      $ 0.40         $ 0.02           $  0.42         $(0.40)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.14          (0.19)            (0.05)         (0.14)            --               --
Year ended 11/30/1995....     8.58        0.45           1.29              1.74          (0.45)            --               --
Year ended 11/30/1994....     9.80        0.45          (1.22)            (0.77)         (0.45)            --               --
Period ended
  11/30/1993*............    10.00        0.04          (0.20)            (0.16)         (0.04)            --               --
NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....  $ 10.21      $ 0.47         $(0.03)          $  0.44         $(0.47)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.16          (0.15)             0.01          (0.16)            --               --
Year ended 11/30/1995....     9.53        0.46           0.83              1.29          (0.46)            --               --
Year ended 11/30/1994....    10.35        0.44          (0.79)            (0.35)         (0.44)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.00        0.41           0.35              0.76          (0.41)            --               --
INVESTOR A SHARES
Year ended 03/31/1997....  $ 10.21      $ 0.45         $(0.03)          $  0.42         $(0.45)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.15          (0.15)             0.00          (0.15)            --               --
Year ended 11/30/1995....     9.53        0.44           0.83              1.27          (0.44)            --               --
Year ended 11/30/1994....    10.35        0.42          (0.79)            (0.37)         (0.42)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.15        0.37           0.20              0.57          (0.37)            --               --
INVESTOR C SHARES
Year ended 03/31/1997....  $ 10.21      $ 0.42         $(0.03)          $  0.39         $(0.42)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Period ended
  11/30/1994**...........     9.55        0.03          (0.02)             0.01          (0.03)        $(0.00)#             --
INVESTOR N SHARES
Year ended 03/31/1997....  $ 10.21      $ 0.42         $(0.03)          $  0.39         $(0.42)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Year ended 11/30/1994....    10.35        0.39          (0.79)            (0.40)         (0.39)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.25        0.17           0.10              0.27          (0.17)            --               --

---------------

* Nations Tennessee Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on March 2, 1994, November 2, 1993, November 3, 1994 and October 21, 1993, respectively.

** Nations Texas Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 12, 1993, February 4, 1993, November 3, 1994 and June 22, 1993, respectively.

+    Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                       RATIO OF
                              TOTAL         NET ASSET                  NET ASSET       OPERATING
                            DIVIDENDS         VALUE                      END OF       EXPENSES TO
                               AND           END OF        TOTAL          YEAR        AVERAGE NET
                          DISTRIBUTIONS       YEAR        RETURN++     (IN 000'S)       ASSETS
-------------------------------------------------------------------------------------------------
NATIONS TENNESSEE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....   $ (0.48)         $  9.70        5.23%       $  2,594         0.60%
Period ended
  03/31/1996(b)..........      0.16)            9.68       (0.30)            975         0.60+
Year ended 11/30/1995....      0.52)            9.87       21.52             768         0.40
Period ended
  11/30/1994*............     (0.39)            8.58       (6.66)            311         0.21+
INVESTOR A SHARES
Year ended 03/31/1997....   $ (0.46)         $  9.70        5.02%       $  1,018         0.80%
Period ended
  03/31/1996(b)..........     (0.15)            9.68       (0.37)            973         0.80+
Year ended 11/30/1995....     (0.50)            9.87       21.28             203         0.60
Year ended 11/30/1994....     (0.50)            8.58       (7.58)             43         0.39
Period ended
  11/30/1993*............     (0.04)            9.80       (0.43)             34         0.17+
INVESTOR C SHARES
Year ended 03/31/1997....   $ (0.43)         $  9.70        4.71%       $     38         1.10%
Period ended
  03/31/1996(b)..........     (0.14)            9.68       (0.49)             37         1.18+
Year ended 11/30/1995....     (0.45)            9.87       20.62              64         1.15
Period ended
  11/30/1994*............     (0.03)            8.58       (0.07)              2         0.96+
INVESTOR N SHARES
Year ended 03/31/1997....   $ (0.40)         $  9.70        4.45%       $  5,319         1.35%
Period ended
  03/31/1996(b)..........     (0.14)            9.68       (0.55)          6,761         1.35+
Year ended 11/30/1995....     (0.45)            9.87       20.63           6,619         1.15
Year ended 11/30/1994....     (0.45)            8.58       (8.10)          5,504         0.96
Period ended
  11/30/1993*............     (0.04)            9.80       (1.61)          3,284         0.77+
NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....   $ (0.47)         $ 10.18        4.37%       $ 24,764         0.50%
Period ended
  03/31/1996(b)..........     (0.16)           10.21        0.05          27,176         0.50+
Year ended 11/30/1995....     (0.46)           10.36       13.83          26,382         0.57
Year ended 11/30/1994....     (0.47)            9.53       (3.48)         24,066         0.55
Period ended
  11/30/1993**...........     (0.41)           10.35        7.72          31,875         0.44+
INVESTOR A SHARES
Year ended 03/31/1997....   $ (0.45)         $ 10.18        4.17%       $    909         0.70%
Period ended
  03/31/1996(b)..........     (0.15)           10.21       (0.02)            801         0.70+
Year ended 11/30/1995....     (0.44)           10.36       13.60             806         0.77
Year ended 11/30/1994....     (0.45)            9.53       (3.66)            718         0.73
Period ended
  11/30/1993**...........     (0.37)           10.35        5.64             968         0.59+
INVESTOR C SHARES
Year ended 03/31/1997....   $ (0.42)         $ 10.18        3.87%       $    591         1.00%
Period ended
  03/31/1996(b)..........     (0.14)           10.21       (0.12)            569         1.00+
Year ended 11/30/1995....     (0.41)           10.36       13.27             570         1.07
Period ended
  11/30/1994**...........     (0.03)            9.53        0.08               2         1.05+
INVESTOR N SHARES
Year ended 03/31/1997....   $ (0.42)         $ 10.18        3.87%       $  2,182         1.00%
Period ended
  03/31/1996(b)..........     (0.14)           10.21       (0.12)          2,845         1.00+
Year ended 11/30/1995....     (0.41)           10.36       13.27           3,136         1.07
Year ended 11/30/1994....     (0.42)            9.53       (3.96)          2,774         1.05
Period ended
  11/30/1993**...........     (0.17)           10.35        2.61           1,330         0.94+

                                                                                   WITHOUT WAIVERS AND/OR
                              RATIO OF                                             EXPENSE REIMBURSEMENTS
                             OPERATING                                         ------------------------------
                            EXPENSES TO           RATIO OF                       RATIO OF
                            AVERAGE NET        NET INVESTMENT                   OPERATING
                               ASSETS            INCOME TO      PORTFOLIO      EXPENSES TO     NET INVESTMENT
                             INCLUDING          AVERAGE NET      TURNOVER      AVERAGE NET         INCOME
                          INTEREST EXPENSE         ASSETS          RATE          ASSETS          PER SHARE
-------------------------------------------------------------------------------------------------------------
NATIONS TENNESSEE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....        (a)               4.91%           31%            1.24%            $ 0.42
Period ended
  03/31/1996(b)..........      0.61%+              4.92+            2             1.47+              0.13
Year ended 11/30/1995....        (a)               5.49            45             1.27               0.44
Period ended
  11/30/1994*............        (a)               5.56+           38             1.20+              0.32
INVESTOR A SHARES
Year ended 03/31/1997....        (a)               4.71%           31%            1.44%            $ 0.40
Period ended
  03/31/1996(b)..........      0.81%+              4.72+            2             1.67+              0.12
Year ended 11/30/1995....        (a)               5.29            45             1.47               0.42
Year ended 11/30/1994....        (a)               5.38            38             1.38               0.42
Period ended
  11/30/1993*............        --                4.31+            3             1.86+              0.03
INVESTOR C SHARES
Year ended 03/31/1997....        (a)               4.41%           31%            1.74%            $ 0.37
Period ended
  03/31/1996(b)..........      1.18%+              4.34+            2             2.05+              0.11
Year ended 11/30/1995....        (a)               4.74            45             2.02               0.37
Period ended
  11/30/1994*............        (a)               4.81+           38             1.95+              0.02
INVESTOR N SHARES
Year ended 03/31/1997....        (a)               4.16%           31%            1.99%            $ 0.34
Period ended
  03/31/1996(b)..........      1.36%+              4.17+            2             2.22+              0.11
Year ended 11/30/1995....        (a)               4.74            45             2.02               0.37
Year ended 11/30/1994....        (a)               4.81            38             1.95               0.37
Period ended
  11/30/1993*............        --                3.71+            3             2.46+              0.02
NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997....        --                4.59%           34%            0.84%            $ 0.43
Period ended
  03/31/1996(b)..........        --                4.52+           11             0.89+              0.15
Year ended 11/30/1995....        (a)               4.62            64             0.83               0.44
Year ended 11/30/1994....        (a)               4.40            61             0.78               0.42
Period ended
  11/30/1993**...........        --                4.43+           63             0.82+              0.38
INVESTOR A SHARES
Year ended 03/31/1997....        --                4.39%           34%            1.04%            $ 0.41
Period ended
  03/31/1996(b)..........        --                4.32+           11             1.09+              0.14
Year ended 11/30/1995....        (a)               4.42            64             1.03               0.42
Year ended 11/30/1994....        (a)               4.22            61             0.96               0.40
Period ended
  11/30/1993**...........        --                4.28+           63             0.97+              0.34
INVESTOR C SHARES
Year ended 03/31/1997....        --                4.09%           34%            1.34%            $ 0.38
Period ended
  03/31/1996(b)..........        --                4.02+           11             1.39+              0.13
Year ended 11/30/1995....        (a)               4.12            64             1.33               0.39
Period ended
  11/30/1994**...........        (a)               3.90+           61             1.28+              0.02
INVESTOR N SHARES
Year ended 03/31/1997....        --                4.09%           34%            1.34%            $ 0.38
Period ended
  03/31/1996(b)..........        --                4.02+           11             1.39+              0.13
Year ended 11/30/1995....        (a)               4.12            64             1.33               0.39
Year ended 11/30/1994....        (a)               3.90            61             1.28               0.37
Period ended
  11/30/1993**...........        --                3.93+           63             1.32+              0.16

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT     GAIN/(LOSS)      NET ASSET VALUE    INVESTMENT      REALIZED
                                       OF YEAR       INCOME      ON INVESTMENTS    FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................  $  9.49       $ 0.48          $(0.01)           $  0.47          $(0.48)             --
Period ended 03/31/1996(b)...........     9.70         0.16           (0.21)             (0.05)          (0.16)             --
Year ended 11/30/1995................     8.39         0.50            1.31               1.81           (0.50)             --
Period ended 11/30/1994*.............    10.01         0.42           (1.62)             (1.20)          (0.42)             --
INVESTOR A SHARES
Year ended 03/31/1997................  $  9.49       $ 0.46          $(0.01)           $  0.45          $(0.46)             --
Period ended 03/31/1996(b)...........     9.70         0.15           (0.21)             (0.06)          (0.15)             --
Year ended 11/30/1995................     8.39         0.49            1.31               1.80           (0.49)             --
Period ended 11/30/1994*.............     9.92         0.47           (1.53)             (1.06)          (0.47)             --
INVESTOR C SHARES
Year ended 03/31/1997................  $  9.49       $ 0.43          $(0.01)           $  0.42          $(0.43)             --
Period ended 03/31/1996(b)...........     9.70         0.14           (0.21)             (0.07)          (0.14)             --
Year ended 11/30/1995................     8.39         0.43            1.31               1.74           (0.43)             --
Period ended 11/30/1994*.............     8.46         0.03           (0.07)             (0.04)          (0.03)             --
INVESTOR N SHARES
Year ended 03/31/1997................  $  9.49       $ 0.40          $(0.01)           $  0.39          $(0.40)             --
Period ended 03/31/1996(b)...........     9.70         0.13           (0.21)             (0.08)          (0.13)             --
Year ended 11/30/1995................     8.39         0.43            1.31               1.74           (0.43)             --
Year ended 11/30/1994................     9.78         0.44           (1.39)             (0.95)          (0.44)             --
Period ended 11/30/1993*.............    10.00         0.04           (0.22)             (0.18)          (0.04)             --
NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................  $ 10.69       $ 0.51          $(0.10)           $  0.41          $(0.51)             --
Period ended 03/31/1996(b)...........    10.83         0.17           (0.14)              0.03           (0.17)             --
Year ended 11/30/1995................     9.94         0.51            0.89               1.40           (0.51)        $ (0.00)#
Year ended 11/30/1994................    10.99         0.50           (0.96)             (0.46)          (0.50)          (0.09)
Year ended 11/30/1993................    10.59         0.48            0.42               0.90           (0.48)          (0.02)
Year ended 11/30/1992................    10.34         0.54            0.29               0.83           (0.54)          (0.04)
Year ended 11/30/1991................    10.14         0.58            0.21               0.79           (0.58)          (0.01)
Year ended 11/30/1990................    10.08         0.61            0.11               0.72           (0.66)             --
Period ended 11/30/1989**............    10.00         0.12            0.03               0.15           (0.07)             --
INVESTOR A SHARES
Year ended 03/31/1997................  $ 10.69       $ 0.49          $(0.10)           $  0.39          $(0.49)             --
Period ended 03/31/1996(b)...........    10.83         0.16           (0.14)              0.02           (0.16)             --
Year ended 11/30/1995................     9.94         0.49            0.89               1.38           (0.49)        $ (0.00)#
Year ended 11/30/1994................    10.99         0.48           (0.96)             (0.48)          (0.48)          (0.09)
Year ended 11/30/1993................    10.59         0.51            0.42               0.93           (0.51)          (0.02)
Year ended 11/30/1992................    10.34         0.54            0.29               0.83           (0.54)          (0.04)
Year ended 11/30/1991................    10.14         0.58            0.21               0.79           (0.58)          (0.01)
Period ended 11/30/1990**............    10.08         0.61            0.11               0.72           (0.66)             --
INVESTOR C SHARES
Year ended 03/31/1997................  $ 10.69       $ 0.46          $(0.10)           $  0.36          $(0.46)             --
Period ended 03/31/1996(b)...........    10.83         0.15           (0.14)              0.01           (0.15)             --
Year ended 11/30/1995................     9.94         0.46            0.89               1.35           (0.46)        $ (0.00)#
Year ended 11/30/1994................    10.99         0.44           (0.96)             (0.52)          (0.44)          (0.09)
Year ended 11/30/1993................    10.59         0.44            0.42               0.86           (0.44)          (0.02)
Period ended 11/30/1992**............    10.44         0.19            0.15               0.34           (0.19)             --
INVESTOR N SHARES
Year ended 03/31/1997................  $ 10.69       $ 0.46          $(0.10)           $  0.36          $(0.46)             --
Period ended 03/31/1996(b)...........    10.83         0.15           (0.14)              0.01           (0.15)             --
Year ended 11/30/1995................     9.94         0.46            0.89               1.35           (0.46)        $ (0.00)#
Year ended 11/30/1994................    10.99         0.45           (0.96)             (0.51)          (0.45)          (0.09)
Period ended 11/30/1993**............    10.83         0.21            0.16               0.37           (0.21)             --

---------------

* Nations Texas Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on February 3, 1994, December 17, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations Virginia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 20, 1989, December 5, 1989, June 17, 1992 and June 7, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++  Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            DISTRIBUTIONS         TOTAL         NET ASSET                   NET ASSETS
                                            IN EXCESS OF        DIVIDENDS         VALUE                       END OF
                                            NET REALIZED           AND            END OF        TOTAL          YEAR
                                            CAPITAL GAINS     DISTRIBUTIONS        YEAR        RETURN++     (IN 000'S)
                                         --------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................               --           $ (0.48)         $ 9.48          5.00%      $  5,675
Period ended 03/31/1996(b)...........               --             (0.16)           9.49         (0.55)         5,138
Year ended 11/30/1995................               --             (0.50)           9.70         22.09          4,613
Period ended 11/30/1994*.............               --             (0.42)           8.39        (12.21)         2,285
INVESTOR A SHARES
Year ended 03/31/1997................               --           $ (0.46)         $ 9.48          4.78%      $    371
Period ended 03/31/1996(b)...........               --             (0.15)           9.49         (0.62)           317
Year ended 11/30/1995................               --             (0.49)           9.70         21.85            351
Period ended 11/30/1994*.............               --             (0.47)           8.39        (10.98)            55
INVESTOR C SHARES
Year ended 03/31/1997................               --           $ (0.43)         $ 9.48          4.47%      $     73
Period ended 03/31/1996(b)...........               --             (0.14)           9.49         (0.74)            70
Year ended 11/30/1995................               --             (0.43)           9.70         21.15             70
Period ended 11/30/1994*.............               --             (0.03)           8.39         (0.43)             2
INVESTOR N SHARES
Year ended 03/31/1997................               --           $ (0.40)         $ 9.48          4.21%      $ 10,090
Period ended 03/31/1996(b)...........               --             (0.13)           9.49         (0.80)        11,838
Year ended 11/30/1995................               --             (0.43)           9.70         21.19         12,587
Year ended 11/30/1994................               --             (0.44)           8.39         (9.98)        10,812
Period ended 11/30/1993*.............               --             (0.04)           9.78         (1.82)         6,154
NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................               --           $ (0.51)         $10.59          3.92%      $148,701
Period ended 03/31/1996(b)...........               --             (0.17)          10.69          0.27        155,464
Year ended 11/30/1995................               --             (0.51)          10.83         14.39        157,252
Year ended 11/30/1994................          $ (0.00)#           (0.59)           9.94         (4.35)       167,405
Year ended 11/30/1993................               --             (0.50)          10.99          9.08        193,084
Year ended 11/30/1992................               --             (0.58)          10.59          8.28+++     157,773
Year ended 11/30/1991................               --             (0.59)          10.34          8.04+++     119,757
Year ended 11/30/1990................               --             (0.66)          10.14          7.41+++      75,962
Period ended 11/30/1989**............               --             (0.07)          10.08          1.46+++      46,560
INVESTOR A SHARES
Year ended 03/31/1997................               --           $ (0.49)         $10.59          3.71%      $ 55,791
Period ended 03/31/1996(b)...........               --             (0.16)          10.69          0.20         68,003
Year ended 11/30/1995................               --             (0.49)          10.83         14.16         73,253
Year ended 11/30/1994................          $ (0.00)#           (0.57)           9.94         (4.52)        79,412
Year ended 11/30/1993................               --             (0.53)          10.99          8.91        103,689
Year ended 11/30/1992................               --             (0.58)          10.59          8.18+++      76,650
Year ended 11/30/1991................               --             (0.59)          10.34          8.04+++      44,540
Period ended 11/30/1990**............               --             (0.66)          10.14          7.41+++      24,303
INVESTOR C SHARES
Year ended 03/31/1997................               --           $ (0.46)         $10.59          3.40%      $  6,463
Period ended 03/31/1996(b)...........               --             (0.15)          10.69          0.10          6,909
Year ended 11/30/1995................               --             (0.46)          10.83         13.82          7,152
Year ended 11/30/1994................          $ (0.00)#           (0.53)           9.94         (4.90)         8,372
Year ended 11/30/1993................               --             (0.46)          10.99          8.25         11,176
Period ended 11/30/1992**............               --             (0.19)          10.59          3.36+++       4,769
INVESTOR N SHARES
Year ended 03/31/1997................               --           $ (0.46)         $10.59          3.40%      $ 10,516
Period ended 03/31/1996(b)...........               --             (0.15)          10.69          0.10         11,926
Year ended 11/30/1995................               --             (0.46)          10.83         13.82         12,163
Year ended 11/30/1994................          $ (0.00)#           (0.54)           9.94         (4.82)         9,690
Period ended 11/30/1993**............               --             (0.21)          10.99          3.48          5,249


                                                                                                WITHOUT WAIVERS AND/OR
                                                                                                EXPENSE REIMBURSEMENTS
                                             RATIO OF          RATIO OF                     ------------------------------
                                             OPERATING      NET INVESTMENT                   OPERATING
                                            EXPENSES TO       INCOME TO        PORTFOLIO    EXPENSES TO     NET INVESTMENT
                                            AVERAGE NET      AVERAGE NET       TURNOVER     AVERAGE NET         INCOME
                                              ASSETS            ASSETS           RATE         ASSETS          PER SHARE
                                       -----------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................           0.60%(a)         4.99%             52%          1.03%           $ 0.44
Period ended 03/31/1996(b)...........          0.60+            4.92+               6          1.11+              0.14
Year ended 11/30/1995................           0.39(a)          5.45              50           1.05              0.44
Period ended 11/30/1994*.............           0.22+(a)        5.52+             107          1.06+              0.35
INVESTOR A SHARES
Year ended 03/31/1997................           0.80%(a)         4.79%             52%          1.23%           $ 0.42
Period ended 03/31/1996(b)...........          0.80+            4.72+               6          1.31+              0.13
Year ended 11/30/1995................           0.59(a)          5.25              50           1.25              0.43
Period ended 11/30/1994*.............           0.40+(a)        5.34+             107          1.24+              0.39
INVESTOR C SHARES
Year ended 03/31/1997................           1.10%(a)         4.49%             52%          1.53%           $ 0.39
Period ended 03/31/1996(b)...........           1.16+           4.36+               6          1.67+              0.12
Year ended 11/30/1995................           1.14(a)          4.70              50           1.80              0.37
Period ended 11/30/1994*.............           0.97+(a)        4.77+             107          1.81+              0.02
INVESTOR N SHARES
Year ended 03/31/1997................           1.35%(a)         4.24%             52%          1.78%           $ 0.36
Period ended 03/31/1996(b)...........          1.35+            4.17+               6          1.86+              0.11
Year ended 11/30/1995................           1.14(a)          4.70              50           1.80              0.37
Year ended 11/30/1994................           0.97(a)          4.77             107           1.81              0.37
Period ended 11/30/1993*.............          0.70+            3.32+               5          2.05+              0.03
NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997................           0.50%(a)         4.79%             20%          0.74%           $ 0.49
Period ended 03/31/1996(b)...........           0.50+(a)        4.72+               2          0.76+              0.16
Year ended 11/30/1995................           0.56(a)          4.87              22           0.74              0.49
Year ended 11/30/1994................           0.61(a)          4.76              14           0.73              0.49
Year ended 11/30/1993................           0.57             4.80              26           0.69              0.47
Year ended 11/30/1992................           0.56             5.17              13           0.68              0.53
Year ended 11/30/1991................           0.45             5.67              24           0.73              0.55
Year ended 11/30/1990................           0.26             6.09              19           0.80              0.55
Period ended 11/30/1989**............          0.16+            6.09+              12          0.81+              0.08
INVESTOR A SHARES
Year ended 03/31/1997................           0.70%(a)         4.59%             20%          0.94%           $ 0.47
Period ended 03/31/1996(b)...........           0.70+(a)        4.52+               2          0.96+              0.15
Year ended 11/30/1995................           0.76(a)          4.67              22           0.94              0.47
Year ended 11/30/1994................           0.79(a)          4.58              14           0.91              0.47
Year ended 11/30/1993................           0.72             4.65              26           0.84              0.49
Year ended 11/30/1992................           0.65             5.04              13           0.97              0.50
Year ended 11/30/1991................           0.45             5.67              24           0.73              0.55
Period ended 11/30/1990**............          0.26+            6.09+              19          0.80+              0.55
INVESTOR C SHARES
Year ended 03/31/1997................           1.00%(a)         4.29%             20%          1.24%           $ 0.44
Period ended 03/31/1996(b)...........           1.00+(a)        4.22+               2          1.26+              0.14
Year ended 11/30/1995................           1.06(a)          4.37              22           1.24              0.44
Year ended 11/30/1994................           1.19(a)          4.18              14           1.31              0.43
Year ended 11/30/1993................           1.32             4.05              26           1.44              0.43
Period ended 11/30/1992**............          1.28+            3.99+              13          2.80+              0.12
INVESTOR N SHARES
Year ended 03/31/1997................           1.00%(a)         4.29%             20%          1.24%           $ 0.44
Period ended 03/31/1996(b)...........           1.00+(a)        4.22+               2          1.26+              0.14
Year ended 11/30/1995................           1.06(a)          4.37              22           1.24              0.44
Year ended 11/30/1994................           1.11(a)          4.26              14           1.23              0.43
Period ended 11/30/1993**............          1.07+            4.30+              26          1.19+              0.20

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS        TOTAL       NET ASSET
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      DIVIDENDS       VALUE
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT        AND         END OF
                                OF YEAR      INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     DISTRIBUTIONS     YEAR
                               --------------------------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997.........  $  9.38      $ 0.48         $ 0.02           $  0.50         $(0.48)       $ (0.48)       $9.40
Period ended 03/31/1996(b)....     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.51           1.33              1.84          (0.51)         (0.51)        9.62
Period ended 11/30/1994*......    10.00        0.45          (1.71)            (1.26)         (0.45)         (0.45)        8.29
INVESTOR A SHARES
Year ended 03/31/1997.........  $  9.38      $ 0.46         $ 0.02           $  0.48         $(0.46)       $ (0.46)       $9.40
Period ended 03/31/1996(b)....     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.49           1.33              1.82          (0.49)         (0.49)        9.62
Year ended 11/30/1994.........     9.77        0.49          (1.48)            (0.99)         (0.49)         (0.49)        8.29
Period ended 11/30/1993*......     9.84        0.03          (0.07)            (0.04)         (0.03)         (0.03)        9.77
INVESTOR C SHARES
Year ended 03/31/1997.........  $  9.38      $ 0.43         $ 0.02           $  0.45         $(0.43)       $ (0.43)       $9.40
Period ended 03/31/1996(b)....     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Period ended 11/30/1994*......     8.38        0.03          (0.09)            (0.06)         (0.03)         (0.03)        8.29
INVESTOR N SHARES
Year ended 03/31/1997.........  $  9.38      $ 0.41         $ 0.02           $  0.43         $(0.41)       $ (0.41)       $9.40
Period ended 03/31/1996(b)....     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Year ended 11/30/1994.........     9.77        0.44          (1.48)            (1.04)         (0.44)         (0.44)        8.29
Period ended 11/30/1993*......    10.00        0.04          (0.23)            (0.19)         (0.04)         (0.04)        9.77

---------------
* Nations Virginia Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 11, 1994, November 8, 1993, November 3, 1994 and October 21, 1993, respectively.

+    Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                              NET ASSET                   NET REALIZED       NET INCREASE/
                                VALUE         NET        AND UNREALIZED      (DECREASE) IN
                              BEGINNING    INVESTMENT     GAIN/(LOSS)       NET ASSET VALUE
                               OF YEAR       INCOME      ON INVESTMENTS     FROM OPERATIONS
-------------------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997.........    5.44%      $  5,726          0.60%               (a)
Period ended 03/31/1996(b)....   (0.84)         3,296          0.60+             0.61%+
Year ended 11/30/1995.........   22.63          3,527          0.39                (a)
Period ended 11/30/1994*......  (12.86)           432          0.21+               (a)
INVESTOR A SHARES
Year ended 03/31/1997.........    5.23%      $    726          0.80%               (a)
Period ended 03/31/1996(b)....   (0.91)           661          0.80+             0.81%+
Year ended 11/30/1995.........   22.39            650          0.59                (a)
Year ended 11/30/1994.........  (10.44)           168          0.39                (a)
Period ended 11/30/1993*......   (0.42)            25          0.10+               --
INVESTOR C SHARES
Year ended 03/31/1997.........    4.92%      $     45          1.10%               (a)
Period ended 03/31/1996(b)....   (1.03)            43          1.16+             1.17%+
Year ended 11/30/1995.........   21.71             34          1.14                (a)
Period ended 11/30/1994*......   (0.67)             2          0.96+               (a)
INVESTOR N SHARES
Year ended 03/31/1997.........    4.65%      $ 13,972          1.35%               (a)
Period ended 03/31/1996(b)....   (1.09)        15,938          1.35+             1.36%+
Year ended 11/30/1995.........   21.72         16,489          1.14                (a)
Year ended 11/30/1994.........  (10.95)        12,738          0.96                (a)
Period ended 11/30/1993*......   (1.93)         6,580          0.70+               --


                                                                             WITHOUT
                                                                             WAIVERS
                                                                              AND/OR
                                                                              EXPENSE
                                                                           REIMBURSEMENTS
                                  RATIO OF                                 --------------
                                 OPERATING         RATIO OF                  RATIO OF
                                EXPENSES TO    NET INVESTMENT                OPERATING
                                AVERAGE NET      INCOME TO      PORTFOLIO   EXPENSES TO
                              ASSETS INCLUDING  AVERAGE NET     TURNOVER    AVERAGE NET
                              INTEREST EXPENSE     ASSETS         RATE        ASSETS
-------------------------------------------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Year ended 03/31/1997.........     5.10%             37%           0.98%      $ 0.44
Period ended 03/31/1996(b)....     5.06+              8            1.07+        0.14
Year ended 11/30/1995.........     5.51              16            1.04         0.46
Period ended 11/30/1994*......     5.52+             61            0.99+        0.38
INVESTOR A SHARES
Year ended 03/31/1997.........     4.90%             37%           1.18%      $ 0.42
Period ended 03/31/1996(b)....     4.86+              8            1.27+        0.14
Year ended 11/30/1995.........     5.31              16            1.24         0.44
Year ended 11/30/1994.........     5.34              61            1.17         0.43
Period ended 11/30/1993*......     3.88+              0            1.30+        0.02
INVESTOR C SHARES
Year ended 03/31/1997.........     4.60%             37%           1.48%      $ 0.39
Period ended 03/31/1996(b)....     4.50+              8            1.63+        0.12
Year ended 11/30/1995.........     4.76              16            1.79         0.39
Period ended 11/30/1994*......     4.77+             61            1.74+        0.03
INVESTOR N SHARES
Year ended 03/31/1997.........     4.35%             37%           1.73%      $ 0.37
Period ended 03/31/1996(b)....     4.31+              8            1.82+        0.12
Year ended 11/30/1995.........     4.76              16            1.79         0.39
Year ended 11/30/1994.........     4.77              61            1.74         0.37
Period ended 11/30/1993*......     3.28+              0            1.90+        0.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of the date of this report, the Trust offers thirty-three separate portfolios. Information presented in these financial statements pertains only to: Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor C Shares and Investor N Shares. The Board of Trustees has authorized the issuance of Primary B Shares for all Funds. As of March 31, 1997, no Primary B Shares have been issued. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Investments in municipal bonds are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which take into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Certain states' municipal obligations may be obligations of issuers that rely in whole or in part on state specific revenues, real property taxes and revenues from health care institutions, as appropriate, or obligations secured by mortgages on real property. Consequently, state law affecting these obligations and the possible effects on these obligations of economic conditions in such states must be considered.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and pay such dividends monthly. Each Fund will distribute net realized capital gains annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Reclassifications are made to each Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. Certain reclassification adjustments are made among undistributed net investment income, realized gain and loss and paid-in capital due to different book and tax accounting for market discount and amortization of organization costs.

Reclassifications for the year ended March 31, 1997 were as follows:

                                                                          INCREASE/(DECREASE)     INCREASE/(DECREASE)
                                                  INCREASE/(DECREASE)      UNDISTRIBUTED NET        ACCUMULATED NET
                                                    PAID-IN CAPITAL        INVESTMENT INCOME      REALIZED GAIN/(LOSS)
                                                  ----------------------------------------------------------------
Nations Intermediate Municipal Bond Fund........             --                $  35,496               $  (35,496)
Nations Municipal Income Fund...................              1                   75,504                  (75,505)
Nations Florida Intermediate Municipal Bond
  Fund..........................................        $(3,525)                   3,525                       --
Nations Florida Municipal Bond Fund.............             --                    6,940                   (6,940)
Nations Georgia Intermediate Municipal Bond
  Fund..........................................         (4,379)                  14,312                   (9,933)
Nations Georgia Municipal Bond Fund.............              1                    7,741                   (7,742)
Nations Maryland Municipal Bond Fund............             --                    4,603                   (4,603)
Nations North Carolina Intermediate Municipal
  Bond Fund.....................................              1                    6,573                   (6,574)
Nations North Carolina Municipal Bond Fund......             --                    7,337                   (7,337)
Nations South Carolina Intermediate Municipal
  Bond Fund.....................................             --                    3,906                   (3,906)
Nations South Carolina Municipal Bond Fund......             --                    5,658                   (5,658)
Nations Tennessee Intermediate Municipal Bond
  Fund..........................................           (487)                   2,180                   (1,693)
Nations Tennessee Municipal Bond Fund...........           (681)                     681                       --
Nations Texas Intermediate Municipal Bond
  Fund..........................................         (1,938)                   3,075                   (1,137)
Nations Texas Municipal Bond Fund...............         (1,107)                   6,637                   (5,530)
Nations Virginia Intermediate Municipal Bond
  Fund..........................................             (1)                   6,969                   (6,968)
Nations Virginia Municipal Bond Fund............             --                    3,290                   (3,290)

Federal Income Tax: It is the policy of each Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of this

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Investment Advisory Agreement, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the daily net assets of each Fund:

                                                                                      ANNUAL RATE
                                                                                      ----------
        Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal          0.50%
        Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia
        Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal
        Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations
        South Carolina Intermediate Municipal Bond Fund, Nations Tennessee
        Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond
        Fund and Nations Virginia Intermediate Municipal Bond Fund

        Nations Municipal Income Fund, Nations Florida Municipal Bond Fund, Nations       0.60%
        Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations
        North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond
        Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond
        Fund and Nations Virginia Municipal Bond Fund

The Trust has, on behalf of its Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.07% of such Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement (the "Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement (the "Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the investment portfolios of the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. (other registered open-end investment companies that are a part of the Nations Funds Family). NationsBank serves as the sub-administrator of the Trust pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the year ended March 31, 1997, Stephens earned $450,456 (net of fee waivers) from the Funds for its administration services, of which $101,304 was paid to NationsBank for its services as sub-administrator.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The investment adviser, sub-adviser, administrator, co-administrator and custodian may, from time to time, voluntarily reduce their fees payable by each Fund. For the year ended March 31, 1997, the investment adviser, administrator and custodian voluntarily waived fees as follows:

                                                                                FEES WAIVED BY                  FEES
                                                                     ------------------------------------    REIMBURSED
                                                                     ADVISER    ADMINISTRATOR   CUSTODIAN    BY ADVISER
                                                                     ------------------------------------------------
Nations Short-Term Municipal Income Fund...........................  $294,153      $ 7,479       $ 6,825            --
Nations Intermediate Municipal Bond Fund...........................   277,372        9,878            --            --
Nations Municipal Income Fund......................................   305,497       10,434            --            --
Nations Florida Intermediate Municipal Bond Fund...................   161,773        5,513            --            --
Nations Florida Municipal Bond Fund................................   117,651        3,824         4,627            --
Nations Georgia Intermediate Municipal Bond Fund...................   165,879        5,977            --            --
Nations Georgia Municipal Bond Fund................................    61,249        1,497         2,819            --
Nations Maryland Intermediate Municipal Bond Fund..................   227,212        8,519            --            --
Nations Maryland Municipal Bond Fund...............................    67,979        1,408         2,572            --
Nations North Carolina Intermediate Municipal Bond Fund............   121,064        3,971            --            --
Nations North Carolina Municipal Bond Fund.........................    92,926        2,857         3,548            --
Nations South Carolina Intermediate Municipal Bond Fund............   197,205        7,071            --            --
Nations South Carolina Municipal Bond Fund.........................    67,297        1,846         2,664            --
Nations Tennessee Intermediate Municipal Bond Fund.................    79,715        1,869            --            --
Nations Tennessee Municipal Bond Fund..............................    47,192          847         2,012       $ 3,159
Nations Texas Intermediate Municipal Bond Fund.....................   104,929        3,130            --            --
Nations Texas Municipal Bond Fund..................................    69,111        1,724         3,841            --
Nations Virginia Intermediate Municipal Bond Fund..................   520,946       22,264            --            --
Nations Virginia Municipal Bond Fund...............................    71,879        2,043         3,399            --

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Funds and, for the year ended March 31, 1997, earned $136,281 (excluding fee waivers) for providing such services. On October 18, 1996, The Bank of New York ("BONY") was appointed sub-custodian for the Funds.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the year ended March 31, 1997, earned approximately $108,023 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the year ended March 31, 1997, the Funds were informed that the distributor received $696,072 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expense for the deferred compensation and retirement plan is included in "Trustees' fees and expenses" in the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares and Investor N Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor C Shares and Investor N Shares of each Fund (collectively, the "Plans"). The Investor A Plan permits the Funds to compensate (i) servicing agents for services provided to their customers that own Investor A Shares and

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares of Nations Short-Term Municipal Income Fund, Investor C Shares and Investor N Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares or Investor N Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the distributor. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Investor A Shares, Investor C Shares and Investor N Shares, respectively.

For the year ended March 31, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                                                            INVESTOR C    INVESTOR C    INVESTOR N    INVESTOR N
                                                              INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                            FUND                                 PLAN          PLAN          PLAN          PLAN          PLAN
                                                              --------------------------------------------------------
Nations Short-Term Municipal Income Fund*...................     0.20%         0.10%         0.25%         0.10%         0.25%
Nations Intermediate Municipal Bond Fund....................     0.20          0.25          0.25          0.25          0.25
Nations Municipal Income Fund...............................     0.20          0.25          0.25          0.50          0.25
Nations Florida Intermediate Municipal Bond Fund............     0.20          0.25          0.25          0.25          0.25
Nations Florida Municipal Bond Fund.........................     0.20          0.25          0.25          0.50          0.25
Nations Georgia Intermediate Municipal Bond Fund............     0.20          0.25          0.25          0.25          0.25
Nations Georgia Municipal Bond Fund.........................     0.20          0.25          0.25          0.50          0.25
Nations Maryland Intermediate Municipal Bond Fund...........     0.20          0.25          0.25          0.25          0.25
Nations Maryland Municipal Bond Fund........................     0.20          0.25          0.25          0.50          0.25
Nations North Carolina Intermediate Municipal Bond Fund.....     0.20          0.25          0.25          0.25          0.25
Nations North Carolina Municipal Bond Fund..................     0.20          0.25          0.25          0.50          0.25
Nations South Carolina Intermediate Municipal Bond Fund.....     0.20          0.25          0.25          0.25          0.25
Nations South Carolina Municipal Bond Fund..................     0.20          0.25          0.25          0.50          0.25
Nations Tennessee Intermediate Municipal Bond Fund..........     0.20          0.25          0.25          0.25          0.25
Nations Tennessee Municipal Bond Fund.......................     0.20          0.25          0.25          0.50          0.25
Nations Texas Intermediate Municipal Bond Fund..............     0.20          0.25          0.25          0.25          0.25
Nations Texas Municipal Bond Fund...........................     0.20          0.25          0.25          0.50          0.25
Nations Virginia Intermediate Municipal Bond Fund...........     0.20          0.25          0.25          0.25          0.25
Nations Virginia Municipal Bond Fund........................     0.20          0.25          0.25          0.50          0.25

* In addition, a shareholder servicing plan has been adopted for the Investor A Shares of the Nations Short-Term Municipal Income Fund. For the year ended March 31, 1997, no fees were incurred by the Fund pursuant to the plan.

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended March 31, 1997 were as follows:

                                                                                         PURCHASES         SALES
                                                                                        ---------------------------
Nations Short-Term Municipal Income Fund............................................    $65,763,952     $55,624,200
Nations Intermediate Municipal Bond Fund............................................     45,704,726      19,351,361
Nations Municipal Income Fund.......................................................     26,102,475      30,846,993
Nations Florida Intermediate Municipal Bond Fund....................................     15,749,948       8,438,563
Nations Florida Municipal Bond Fund.................................................      8,740,187       9,280,692
Nations Georgia Intermediate Municipal Bond Fund....................................      8,290,635       5,055,471
Nations Georgia Municipal Bond Fund.................................................      4,248,555       2,710,937
Nations Maryland Intermediate Municipal Bond Fund...................................      8,464,170      12,482,899
Nations Maryland Municipal Bond Fund................................................      3,134,981       2,427,933
Nations North Carolina Intermediate Municipal Bond Fund.............................     11,357,117      10,134,409
Nations North Carolina Municipal Bond Fund..........................................      7,744,241      12,476,323
Nations South Carolina Intermediate Municipal Bond Fund.............................     10,031,884       8,862,947
Nations South Carolina Municipal Bond Fund..........................................      8,042,149       5,239,857
Nations Tennessee Intermediate Municipal Bond Fund..................................      5,072,868       5,152,791
Nations Tennessee Municipal Bond Fund...............................................      3,802,723       2,490,606
Nations Texas Intermediate Municipal Bond Fund......................................     10,622,696      12,060,073
Nations Texas Municipal Bond Fund...................................................      8,870,577      10,889,632
Nations Virginia Intermediate Municipal Bond Fund...................................     44,521,136      63,139,268
Nations Virginia Municipal Bond Fund................................................      7,722,987       7,264,540

At March 31, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                                          TAX BASIS        TAX BASIS
                                                                                          UNREALIZED       UNREALIZED
                                                                                         APPRECIATION     DEPRECIATION
                                                                                         --------------------------
Nations Short-Term Municipal Income Fund.............................................     $  571,269        $ 85,587
Nations Intermediate Municipal Bond Fund.............................................      1,970,405         445,139
Nations Municipal Income Fund........................................................      4,998,678         406,653
Nations Florida Intermediate Municipal Bond Fund.....................................      1,193,738         198,867
Nations Florida Municipal Bond Fund..................................................      1,100,698         311,485
Nations Georgia Intermediate Municipal Bond Fund.....................................      1,530,280         246,781
Nations Georgia Municipal Bond Fund..................................................        277,414         158,495
Nations Maryland Intermediate Municipal Bond Fund....................................      1,968,876         602,337
Nations Maryland Municipal Bond Fund.................................................        317,585          88,538
Nations North Carolina Intermediate Municipal Bond Fund..............................      1,124,094          60,845
Nations North Carolina Municipal Bond Fund...........................................        663,310         100,510
Nations South Carolina Intermediate Municipal Bond Fund..............................      1,600,053         344,846
Nations South Carolina Municipal Bond Fund...........................................        304,936         160,856
Nations Tennessee Intermediate Municipal Bond Fund...................................        303,529          22,085
Nations Tennessee Municipal Bond Fund................................................        236,033          40,612
Nations Texas Intermediate Municipal Bond Fund.......................................        483,081          67,373
Nations Texas Municipal Bond Fund....................................................        610,879          66,010
Nations Virginia Intermediate Municipal Bond Fund....................................      6,428,686         791,578
Nations Virginia Municipal Bond Fund.................................................        457,673         111,926

5.  SHARES OF BENEFICIAL INTEREST.

As of March 31, 1997, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

a straight-line basis over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund have been fully amortized.

7.  LINE OF CREDIT.

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Prior to executing the Agreement with BONY, the Trust participated in a line of credit agreement with Mellon Bank N.A.

Borrowings for the year ended March 31, 1997 by the Funds under the Agreements are disclosed below:

                                       AMOUNT                                                 AVERAGE
                                    OUTSTANDING       MAXIMUM       AVERAGE                    DEBT        INTEREST
                                    AT MARCH 31,      AMOUNT        AMOUNT       AVERAGE        PER          RATE        INTEREST
FUND                                    1997        OUTSTANDING   OUTSTANDING     SHARES       SHARE     HIGH    LOW     EXPENSE
------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Municipal
  Income Fund....................        --         $1,800,000      $53,151      7,183,001    $0.0074    7.50%   5.38%   $3,072
Nations Intermediate Municipal
  Bond Fund......................        --            600,000        9,863      9,333,411     0.0011    5.70%   5.45%      547
Nations Municipal Income Fund....        --          1,700,000       74,795      9,649,380     0.0078    6.00%   5.45%    4,181
Nations Florida Intermediate
  Municipal Bond Fund............        --            500,000        8,219      5,104,893     0.0016    5.60%   5.40%      455
Nations Florida Municipal Bond
  Fund...........................        --            700,000       24,932      4,026,395     0.0062    6.30%   5.35%    1,395
Nations Georgia Intermediate
  Municipal Bond Fund............        --            400,000        6,849      5,482,677     0.0012    5.57%   5.40%      379
Nations Georgia Municipal Bond
  Fund...........................        --            500,000       11,233      1,542,378     0.0073    6.00%   5.38%      635
Nations Maryland Intermediate
  Municipal Bond Fund............        --            400,000        7,397      7,938,782     0.0009    5.70%   5.45%      422
Nations Maryland Municipal Bond
  Fund...........................        --            300,000        1,644      1,473,086     0.0011    5.50%   5.45%       91
Nations North Carolina
  Intermediate Municipal Bond
  Fund...........................        --          1,400,000        9,589      3,810,668     0.0025    5.60%   5.45%      539
Nations North Carolina Municipal
  Bond Fund......................        --            700,000       12,329      3,044,183     0.0041    5.95%   5.45%      694
Nations South Carolina
  Intermediate Municipal Bond
  Fund...........................        --            700,000       10,411      6,653,315     0.0016    6.00%   5.40%      600
Nations South Carolina Municipal
  Bond Fund......................        --            400,000        3,562      1,824,830     0.0020    5.60%   5.45%      198
Nations Tennessee Intermediate
  Municipal Bond Fund............        --            500,000        4,932      1,867,473     0.0026    5.50%   5.40%      273
Nations Tennessee Municipal Bond
  Fund...........................        --            100,000        4,932        864,681     0.0057    6.00%   5.45%      284
Nations Texas Intermediate
  Municipal Bond Fund............        --            500,000       18,356      3,115,001     0.0059    7.50%   5.40%    1,074

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                       AMOUNT                                                 AVERAGE
                                    OUTSTANDING       MAXIMUM       AVERAGE                    DEBT        INTEREST
                                    AT MARCH 31,      AMOUNT        AMOUNT       AVERAGE        PER          RATE        INTEREST
FUND                                    1997        OUTSTANDING   OUTSTANDING     SHARES       SHARE     HIGH    LOW     EXPENSE
------------------------------------------------------------------------------------------------------------------------------
Nations Texas Municipal Bond
  Fund...........................        --         $  200,000      $ 8,767      1,817,787    $0.0048    6.07%   5.45%   $  501
Nations Virginia Intermediate
  Municipal Bond Fund............        --          2,000,000       50,411     21,300,098     0.0024    6.30%   5.35%    2,828
Nations Virginia Municipal Bond
  Fund...........................        --            700,000        3,562      2,145,813     0.0017    6.00%   5.45%      201

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the year ended March 31, 1997.

8.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1997, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                                        2002          2003         2004         2005
NAME OF FUND
------------                                                           -----------------------------------------------
Nations Short-Term Municipal Income Fund..........................    $269,453     $  373,533          --           --
Nations Intermediate Municipal Bond Fund..........................          --         51,519          --           --
Nations Municipal Income Fund.....................................     913,512      2,394,822          --           --
Nations Florida Intermediate Municipal Bond Fund..................     216,636        752,907          --     $ 22,078
Nations Florida Municipal Bond Fund...............................     531,197        354,485          --      133,293
Nations Georgia Intermediate Municipal Bond Fund..................          --        278,109          --           --
Nations Georgia Municipal Bond Fund...............................     137,330        222,938          --           --
Nations Maryland Intermediate Municipal Bond Fund.................          --        983,734          --           --
Nations Maryland Municipal Bond Fund..............................      31,592          4,504          --       49,878
Nations North Carolina Intermediate Municipal Bond Fund...........          --        274,366          --           --
Nations North Carolina Municipal Bond Fund........................     358,960        425,261          --      206,767
Nations South Carolina Intermediate Municipal Bond Fund...........          --        223,578          --           --
Nations Tennessee Intermediate Municipal Bond Fund................     254,343         53,285          --        1,009
Nations Tennessee Municipal Bond Fund.............................      30,632        174,808          --           --
Nations Texas Intermediate Municipal Bond Fund....................     531,242        474,023          --           --
Nations Texas Municipal Bond Fund.................................     604,685        131,901          --           --
Nations Virginia Intermediate Municipal Bond Fund.................          --        742,427          --           --
Nations Virginia Municipal Bond Fund..............................     514,704         77,074     $12,358       62,619

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 1997, the following Funds have elected to defer losses occurring between November 30, 1996 and March 31, 1997 under these rules:

                                                                                  POST-OCTOBER CAPITAL
                                                                          SHORT TERM            LONG TERM
                                                                         LOSS DEFERRAL     (GAIN)/LOSS DEFERRAL
                                                                         -----------------------------------
Nations Intermediate Municipal Bond Fund...............................     $36,615              $ 55,281
Nations Florida Intermediate Municipal Bond Fund.......................      16,498                (7,678)
Nations Florida Municipal Bond Fund....................................       3,655               110,133
Nations North Carolina Intermediate Municipal Bond Fund................      52,850                19,948
Nations Tennessee Intermediate Municipal Bond Fund.....................          --                    24
Nations Texas Intermediate Municipal Bond Fund.........................          --                 5,897

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.  REORGANIZATION.

On September 27, 1996, Nations Georgia Intermediate Municipal Bond Fund (the "Acquiring Fund"), acquired the assets and certain liabilities of Peachtree Georgia Tax-Free Income Fund (the "Acquired Fund"), listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date were as follows:

                                                              VALUE OF
                                                SHARES         SHARES        TOTAL NET      TOTAL NET      TOTAL NET ASSETS
                                               ISSUED BY     ISSUED BY       ASSETS OF      ASSETS OF        OF ACQUIRING
  ACQUIRING      ACQUIRED      ACQUISITION     ACQUIRING     ACQUIRING       ACQUIRED       ACQUIRING         FUND AFTER
    FUND           FUND           DATE           FUND           FUND           FUND           FUND           ACQUISITION
---------------------------------------------------------------------------------------------------------------------------
Nations
Georgia        Peachtree
Intermediate   Georgia Tax-
Municipal      Free Income
Bond Fund      Fund               09/27/96      120,237      $1,278,074      $1,278,074    $56,411,252       $ 57,689,326


                                 ACQUIRED
                                  FUND'S
  ACQUIRING     ACQUIRED       UNREALIZED
    FUND          FUND        APPRECIATION
------------------------------------------
Nations        Peachtree
Georgia        Georgia Tax-
Intermediate   Free Income
Municipal      Fund
Bond Fund                      $ 28,589

10.  SUBSEQUENT EVENT.

The Trust is a party to an Agreement and Plan of Reorganization with The Pilot Funds (which are advised by Boatmen's Trust Company, an affiliate of NationsBank Corporation since January 7, 1997) pursuant to which certain Nations Funds portfolios will acquire the assets of The Pilot Funds portfolios. The shareholders of The Pilot Funds voted to approve the proposed reorganizations on or before May 14, 1997. As of March 31, 1997, net assets of the fourteen funds comprising The Pilot Funds were approximately $6.5 billion. The reorganization involves the following Funds:

                   NATIONS FUNDS                                       PILOT FUNDS
------------------------------------------------------------------------------------------------------
         Intermediate Municipal Bond Fund                      Intermediate Municipal Fund
               Municipal Income Fund                               Municipal Bond Fund

NATIONS FUNDS
--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nineteen Tax-Exempt Income Funds that constitute part of Nations Fund Trust ("the Trust") at March 31, 1997, and the results of each of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
May 15, 1997

NATIONS FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

For the year ended March 31, 1997, all of the distributions made from investment income of the Nations Municipal Bond Funds, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

                   THE NATIONS FUNDS FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Emerging Markets Fund
                   Nations Pacific Growth Fund
                   Nations International Equity Fund
                   Nations Managed Smallcap Index Fund
                   Nations Emerging Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Capital Growth Fund

                   GROWTH AND INCOME
                   Nations Value Fund
                   Nations Managed Index Fund
                   Nations Equity Index Fund
                   Nations Equity Income Fund
                   Nations Balanced Assets Fund

                   LIFEGOAL PORTFOLIOS
                   LifeGoal Growth Portfolio
                   LifeGoal Balanced Growth Portfolio
                   LifeGoal Income and Growth Portfolio

                   BOND FUNDS
                   INCOME
                   Nations Global Government Income Fund
                   Nations Diversified Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund

                   TAX-EXEMPT INCOME
                   Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund

                   MONEY MARKET FUNDS
                   Nations Prime Fund
                   Nations Government Money Market Fund
                   Nations Treasury Fund
                   Nations Tax Exempt Fund

For more complete information on Nations Funds mutual funds, including charges and expenses, please contact Nations Funds or your Investment Representative for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

[NATIONS FUNDS LOGO]                            ----------------
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AR4 IN-96119-397